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         PROFILE AND PROSPECTUS SUPPLEMENT FOR FORM ONE
           PREMIUM PLUS PROSPECTUS 5.5% WA SUPPLEMENT
            FOR USE ONLY IN THE STATE OF WASHINGTON

                                        Registration Nos. 33-59261, 811-5626
                                        Filed pursuant to Rule 497

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

               PROFILE AND PROSPECTUS SUPPLEMENT

                        FEBRUARY 1, 2000

      SUPPLEMENT TO THE PROFILE AND PROSPECTUS DATED
                     FEBRUARY 1, 2000 FOR
    DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
            (THE "GOLDENSELECT DVA PLUS PROSPECTUS")
        ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
            FOR USE ONLY IN THE STATE OF WASHINGTON
                           __________

The following information supplements and replaces certain information contained in the Profile and Prospectus dated
February 1, 2000 for Deferred Combination Variable and Fixed Annuity Contracts, (the "Prospectus"). The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your Profile and Prospectus.

GoldenSelect DVA PLus contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit Option." This option replaces the "7% Solution Enhanced Death Benefit Option" referred to in the Profile and Prospectus. The following describes the option and its features.


  On page 3 of the Profile, replace the column headed "7% Solution" under "Expenses" with a column identical to the column "Annual
  Ratchet" but headed "5.5% Solution" as shown below:

                                           5.5% Solution
        Mortality & Expense Risk Charge         1.40%
        Asset-Based Administrative Charge       0.15%
                                                -----
        Total                                   1.55%

  The examples shown on page 4 of the Profile are the highest expenses associated with a contract which would occur based on the 7% Solution Enhanced Death Benefit Option. If all other assumptions are the same, the fees associated with the 5.5% Solution Enhanced Death Benefit Option would not exceed those shown on this page.

  The performance information shown on pages 5 and 6 of the Profile reflects the deduction of the mortality and expense risk charge based on the 7% Solution Enhanced Death Benefit. If all other assumptions are the same, performance information based on the 5.5% Solution Enhanced
  Death Benefit Option would reflect a lower mortality and expense risk charge.

  On pages 7 and 8 of the Profile, replace the text "7% Solution" with "5.5% Solution" in the first paragraph under the heading "Death Benefit."
  On pages 7 and 8 of the Profile, replace the 7% Solution Enhanced Death Benefit description under the heading "Death Benefit" with the following:

        Under the 5.5% Solution Enhanced Death Benefit, if you die before the annuity start date, your beneficiary is eligible to receive the greatest of:

              1)   the contract value;
              2) the total premium payments made under the Contract after subtracting any withdrawals;
              3)   the cash surrender value; or
              4) the enhanced death benefit, which we determine as follows: we credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day. The interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond subaccounts will be the lesser of the 5.5% annual effective rate or the net rate of return for such subaccounts during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 5.5% annual effective rate or the interest credited to such investment during the applicable period.

  The following supplements the section titled "Fees and Expenses Table" beginning on page 2 of the Prospectus:

    The following changes the table titled "Annual Contract
         Administrative Charge" on page 2:

         Administrative Charge......................    $30

    The following changes the table titled "Separate Account
    Annual Charges" on page 2:

      Replace the column headed "7% Solution" with a column identical to the column "Annual Ratchet" but headed "5.5% Solution" under the heading "Enhanced Death Benefit" (shown below):
                                                 5.5% Solution
        Mortality and Expense Risk Charge........      1.40%
        Asset Based Administrative Charge........      0.15%
                                                      ------
        Total Separate Account Charges ..........      1.55%

  The examples shown on pages 4 and 8 of the Prospectus are the highest expenses associated with a contract which would occur based on the election of the 7% Solution Enhanced Death Benefit Option. If all other assumptions are the same, the fees associated with an election of the 5.5% Solution Enhanced Death Benefit Option would not exceed those shown on pages 4 through 8.

  The following changes all paragraphs under the heading "Death
  Benefit Choices" on page 33:

  Replace the text "7% Solution" with "5.5% Solution" in all instances.

  The following changes the column titled "7% Solution" under the table and footnotes on page 34 of the Prospectus:

  Replace all instances of 7% with 5.5%. Disregard the discussion describing the maximum enhanced death benefit under the 5.5%
  Solution Enhanced Death Benefit. Under the 5.5% Solution Enhanced Death Benefit, there is no maximum.

  The following supplements the paragraph titled "Administrative
  Charge," appearing on page 36 of the Prospectus:

  The administrative charge, if applicable, is $30 per contract year.

  The following supplements the paragraph titled "Mortality and Expense Risk Charge," appearing on page 36 of the Prospectus:

  The annual charge for the mortality and expense risk is the same as that described for the Annual Ratchet Death Benefit Option. If the 5.5% Solution Death Benefit Option is elected, the charge is equivalent, on an annual basis, to 1.40% of the assets in each subaccount. The charge is deducted on each business day at the rate of .003863% for each day since the preceding business day.


This supplement should be retained with your GoldenSelect DVA PLUS/R/
Prospectus.


GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware

106543 DVA PLUS                                              02/01/00

              DVA PLUS PROFILE AND PROSPECTUS
                        FORM ONE

                                        Registration Nos. 33-59261, 811-5626
                                        Filed pursuant to Rule 497

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  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT DVA PLUS/R/
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  |   Fixed and Variable Annuity Contract, February 1, 2000
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  | [ING VARIABLE ANNUITIES appears down left margin]
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  |  Golden American Life Insurance Company
  |  Separate Account B of Golden American Life Insurance Company
  |                                                     ING VARIABLE ANNUITIES
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ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

[begin shaded block]
                              PROFILE OF
                         GOLDENSELECT DVA PLUS
                  FIXED AND VARIABLE ANNUITY CONTRACT
                           FEBRUARY 1, 2000

[inset within shaded block]
This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully. [end inset within shaded block]

[end shaded block]

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 25 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods.
The 25 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page 8 below.
The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. The

                                                        DVA PLUS PROFILE
                                                        PROSPECTUS BEGINS AFTER
                                                        PAGE 10 OF THIS PROFILE
riders are not available to Contracts issued before January 1, 2000.
To find out about availability, check with our Customer Service Center.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.



2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

[Table with Shaded Header]
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|                               ANNUITY OPTIONS                              |
|----------------------------------------------------------------------------|
| Option 1   Income for a     Payments are made for a specified number of    |
|            fixed period     years to you or your beneficiary.              |
|----------------------------------------------------------------------------|
| Option 2   Income for       Payments are made for the rest of your life    |
|            life with a      or longer for a specified period such as 10    |
|            period           or 20 years or until the total amount used to  |
|            certain          buy this option has been repaid. This option   |
|                             comes with an added guarantee that payments    |
|                             will continue to your beneficiary for the      |
|                             remainder of such period if you should die     |
|                             during the period.                             |
|----------------------------------------------------------------------------|
| Option 3   Joint life       Payments are made for your life and the life   |
|            income           of another person (usually your spouse).       |
|----------------------------------------------------------------------------|
| Option 4   Annuity plan     Any other annuitization plan that we choose    |
|                             to offer on the annuity start date.            |
|----------------------------------------------------------------------------|

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85.
You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when

                                                        DVA PLUS PROFILE
                                   2
purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified
Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the fixed account with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 25 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

    THE GCG TRUST
    Liquid Asset Series             Rising Dividends Series     Mid-Cap Growth Series
    Limited Maturity Bond Series    Capital Growth Series       Strategic Equity Series
    Global Fixed Income Series      Growth Series               Small Cap Series
    Total Return Series             Value Equity Series         Real Estate Series
    Fully Managed Series            Research Series             Hard Assets Series
    Equity Income Series            Managed Global Series       Developing World Series
    Investors Series                All Cap Series              Emerging Markets Series
    Large Cap Value                 Capital Appreciation Series

    THE PIMCO TRUST
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                         STANDARD         ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.10%              1.25%         1.40%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total                              1.25%              1.40%         1.55%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

                                                        DVA PLUS PROFILE
                                   3

OPTIONAL BENEFIT RIDER CHARGES

    Minimum Guaranteed Accumulation Benefit (MGAB) rider
         Waiting Period     Quarterly Charge
         --------------     ----------------
         10 Year............0.125% of the MGAB Charge Base* (0.50% annually)
         20 Year............0.125% of the MGAB Charge Base  (0.50% annually)

    Minimum Guaranteed Income Benefit (MGIB) rider
         MGIB Base Rate     Quarterly Charge
         --------------     ----------------
         7%.................0.125% of the MGIB Base* (0.50% annually)

    Minimum Guaranteed Withdrawal Benefit (MGWB) rider
         Quarterly Charge
         ----------------
         0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

* See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

  COMPLETE YEARS ELAPSED     0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
    SINCE PREMIUM PAYMENT       |     |     |     |     |     |     |
  SURRENDER CHARGE           7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two:
one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.06% (based on an average contract value of $65,000), and the highest optional rider charge as 0.75% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by 7% each year. (Note, however, for the Liquid Asset and Limited Maturity
Bond portfolios, the rider charge is equal to 0.50% because the base for the rider accumulates at the assumed net rate, not 7%.) The second part reflects the same insurance charge, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for
(i) portfolios that commenced operations during 1998 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading
"Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the 7% Solution Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.
                                                        DVA PLUS PROFILE
                                   4

[Table with Shaded heading]

                             Total Annual                 Total Annual       Total Charges at the End of:
                           Insurance Charges                Charges            1 Year           10 Years
                             w/ the    w/o     Total     w/ the    w/o     w/ the    w/o     w/ the    w/o
                            Highest    any   Investment Highest    any    Highest    any    Highest    any
                             Rider    Rider   Portfolio  Rider    Rider    Rider    Rider    Rider    Rider
    Investment Portfolio     Charge   Charge   Charges   Charge   Charge   Charge   Charge   Charge   Charge

    The GCG Trust
    Liquid Asset              2.11%    1.61%    0.59%    2.70%    2.20%      $99      $92     $325     $253
    Limited Maturity Bond     2.11%    1.61%    0.60%    2.71%    2.21%     $100      $92     $326     $254
    Global Fixed Income       2.36%    1.61%    1.60%    3.96%    3.21%     $110     $102     $417     $351
    Total Return              2.36%    1.61%    0.97%    3.33%    2.58%     $104      $96     $362     $291
    Fully Managed             2.36%    1.61%    0.98%    3.34%    2.59%     $104      $96     $363     $292
    Equity Income             2.36%    1.61%    0.98%    3.34%    2.59%     $104      $96     $363     $292
    Investors                 2.36%    1.61%    1.01%    3.37%    2.62%     $104      $97     $366     $295
    Large Cap Value           2.36%    1.61%    1.01%    3.37%    2.62%     $104      $97     $366     $295
    Rising Dividends          2.36%    1.61%    0.98%    3.34%    2.59%     $104      $96     $363     $292
    Capital Growth            2.36%    1.61%    1.08%    3.44%    2.69%     $105      $97     $372     $302
    Growth                    2.36%    1.61%    1.09%    3.45%    2.70%     $105      $97     $373     $303
    Value Equity              2.36%    1.61%    0.98%    3.34%    2.59%     $104      $96     $363     $292
    Research                  2.36%    1.61%    0.94%    3.30%    2.55%     $103      $96     $359     $289
    Managed Global            2.36%    1.61%    1.26%    3.62%    2.87%     $106      $99     $388     $319
    All Cap                   2.36%    1.61%    1.01%    3.37%    2.62%     $104      $97     $366     $295
    Capital Appreciation      2.36%    1.61%    0.98%    3.34%    2.59%     $104      $96     $363     $292
    Mid-Cap Growth            2.36%    1.61%    0.95%    3.31%    2.56%     $103      $96     $360     $290
    Strategic Equity          2.36%    1.61%    0.99%    3.35%    2.60%     $104      $96     $364     $293
    Small Cap                 2.36%    1.61%    0.99%    3.35%    2.60%     $104      $96     $364     $293
    Real Estate               2.36%    1.61%    0.99%    3.35%    2.60%     $104      $96     $364     $293
    Hard Assets               2.36%    1.61%    1.00%    3.36%    2.61%     $104      $96     $365     $294
    Developing World          2.36%    1.61%    1.83%    4.19%    3.44%     $112     $105     $436     $372
    Emerging Markets          2.36%    1.61%    1.83%    4.19%    3.44%     $112     $105     $436     $372

    The PIMCO Trust
    PIMCO High Yield Bond     2.36%    1.61%    0.75%    3.11%    2.36%     $101      $94     $342     $270
    PIMCO StocksPLUS
        Growth and Income     2.36%    1.61%    0.65%    3.01%    2.26%     $100      $93     $333     $260

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios.
The 1 Year examples above include a 7% surrender charge. For more detailed information, see the "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

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                                   5

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 9. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to taxable earnings withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the 7% Solution
Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee, and the maximum optional death benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

[Table with Shaded Header]
    Calendar Year
Investment Portfolio                             1998        1997        1996
Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                     10.33%      26.33%      17.76%
    Strategic Equity(2)                         (1.31)%     20.62%      16.92%
Managed by Alliance Capital Management L.P.
    Capital Growth(2)                            9.63%      22.58%          --
Managed by Baring International Investment Limited
    Developing World(2)                            --          --           --
    Global Fixed Income                          9.51%      (1.48)%       2.77%
    Hard Assets(2)                             (31.19)%      3.94%       30.54%
Managed by Capital Guardian Trust Company
    Large Cap Value                                --          --           --
    Managed Global(3)                           26.68%       9.85%        9.97%
    Small Cap(3)                                18.48%       8.00%       17.66%
Managed by Eagle Asset Management, Inc.
    Value Equity                               (0.61)%      24.70%        8.28%
Managed by EII Realty Securities, Inc.
    Real Estate                               (15.34)%      20.26%       32.51%
Managed by ING Investment Management, LLC
    Limited Maturity Bond                       4.63%        4.44%        2.12%
    Liquid Asset                                2.85%        2.89%        2.77%
Managed by Janus Capital Corporation
    Growth(2)                                  24.23%       13.39%          --
Managed by Kayne Anderson Investment Management, LLC
    Rising Dividends                           11.76%       27.19%       18.15%
Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                             20.29%       17.18%       18.20%
    Research                                   20.52%       17.65%       20.80%
    Total Return                                9.26%       18.37%       11.30%
Managed by Salomon Brothers Asset Management, Inc.
    All Cap                                        --          --           --
    Investors                                      --          --           --
Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                            5.99%       15.01%        6.47%
    Fully Managed                               3.67%       12.95%       13.94%
Managed by Putnam Investment Management, Inc.
    Emerging Markets                          (25.82)%     (11.28)%       5.03%
Managed by Pacific Investment Management Company
    PIMCO High Yield Bond                          --          --           --
    PIMCO StocksPLUS Growth and Income             --          --           --
    _______________________
    (1) Prior to April 1, 1999, a different firm managed the Portfolio.
    (2) Prior to March 1, 1999, a different firm managed the Portfolio.
    (3) Prior to February 1, 2000, a different firm managed the Portfolio.

                                                        DVA PLUS PROFILE
                                   6

9.     DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death Benefit or (iii) the Annual Ratchet Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 80 years old at the time of purchase.
The Annual Ratchet Enhanced Death Benefit is available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. In addition, the 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be
affected.   If you die after the annuity start date and you are the
annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract after subtracting any withdrawals; or
     3)   the cash surrender value.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract after subtracting any withdrawals;
     3)   the cash surrender value; or
     4) the enhanced death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day
          (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until reaching the maximum enhanced death benefit or attained age 80 of the contract owner, if earlier.

          Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment

                                                        DVA PLUS PROFILE
                 during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract after subtracting any withdrawals;
     3)   the cash surrender value; or
     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we subtract any withdrawals made since the preceding day, then we adjust for any market value adjustment, and then we subtract for any associated surrender charges. That amount becomes the new enhanced death benefit.

          Note:In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid.
Some states require us to return to you the amount of the paid premium, including any changes, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

  OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.


  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value
                                                        DVA PLUS PROFILE
on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment at the end of ten years, or, at least equal two times your initial premium payment at the end of twenty years, depending on the waiting period you select reduced pro rata for withdrawls and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals and certain transfers may reduce the guarantee by more than the amount withdrawn or transferred. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay them, accumulated MGIB rate, less adjustments for withdrawals and transfers. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments, when added together, equal to all premium payments paid during the first two contract years, less adjustments for any prior withdrawals. If your contract value is zero, your periodic payments will be 7% of your Eligible Payment Amount every year.
Of course any applicable income and penalty taxes will apply to amounts withdrawn. Your original Eligible Payment Amount is your premium payments received during the first two contract years, less adjustments for any prior withdrawals. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

  Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

  Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

  Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing.

                                                        DVA PLUS PROFILE

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        DVA PLUS PROFILE
                                   10

[begin shaded block]
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                         GOLDENSELECT DVA PLUS
[end shaded block]
----------------------------------------------------------------------

                                                      FEBRUARY 1, 2000
This prospectus describes GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 25 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated February 1, 2000, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE SUBACCOUNTS THROUGH THE GCG TRUST OR THE PIMCO TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST AND THE PIMCO TRUST.

[Shaded Line]
A list of the investment portfolios and the managers are listed on the back of this cover.
----------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

     AIM CAPITAL MANAGEMENT, INC.
       Capital Appreciation
       Strategic Equity
     ALLIANCE CAPITAL MANAGEMENT L.P.
       Capital Growth
     BARING INTERNATIONAL INVESTMENT LIMITED
       Developing World
       Global Fixed Income
       Hard Assets
     CAPITAL GUARDIAN TRUST COMPANY
       Large Cap Value Series
       Managed Global Series
       Small Cap
     EAGLE ASSET MANAGEMENT, INC.
       Value Equity
     EII REALTY SECURITIES, INC.
       Real Estate
     ING INVESTMENT MANAGEMENT, LLC
       Limited Maturity Bond
       Liquid Asset
     JANUS CAPITAL CORPORATION
       Growth
     KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
       Rising Dividends
     MASSACHUSETTS FINANCIAL SERVICES COMPANY
       Mid-Cap Growth
       Research
       Total Return
     SALOMON BROTHERS ASSET MANAGEMENT, INC.
       All Cap
       Investors
     T. ROWE PRICE ASSOCIATES, INC.
       Equity Income
       Fully Managed
     PUTNAM INVESTMENT MANAGEMENT, INC.
       Emerging Markets
       Managed Global
     PACIFIC INVESTMENT MANAGEMENT COMPANY
       PIMCO High yield Bond
       PIMCO StocksPLUS Growth and Income

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

[Shaded Section Header]
--------------------------------------------------------------------------
                           TABLE OF CONTENTS
--------------------------------------------------------------------------

                                                                      PAGE
     Index of Special Terms                                             1
     Fees and Expenses                                                  2
     Performance Information                                            8
        Accumulation Unit                                               8
        Net Investment Factor                                           8
        Condensed Financial Information                                 9
        Financial Statements                                            9
        Performance Information                                         9
     Golden American Life Insurance Company                            10
     The Trusts                                                        10
     Golden American Separate Account B                                11
     The Investment Portfolios                                         11
        Investment Objectives                                          11
        Investment Management Fees                                     14
     The Fixed Interest Allocation                                     14
        Selecting a Guaranteed Interest Period                         15
        Guaranteed Interest Rates                                      15
        Transfers from a Fixed Interest Allocation                     15
        Withdrawals from a Fixed Interest Allocation                   16
        Market Value Adjustment                                        16
     The Annuity Contract                                              17
        Contract Date and Contract Year                                17
        Annuity Start Date                                             17
        Contract Owner                                                 18
        Annuitant                                                      18
        Beneficiary                                                    19
        Purchase and Availability of the Contract                      19
        Crediting of Premium Payments                                  19
        Contract Value                                                 21
        Cash Surrender Value                                           21
        Surrendering to Receive the Cash Surrender Value               21
        Addition, Deletion or Substitution of Subaccounts and
         Other Changes                                                 21
        The Fixed Account                                              21
        Optional Riders                                                21
          Rider Date                                                   22
          Special Funds                                                22
          No Cancellation                                              22
          Termination                                                  22
          Minimum Guaranteed Accumulation Benefit Rider                22
          Minimum Guaranteed Income Benefit Rider                      24
          Minimum Guaranteed Withdrawal Benefit Rider                  27
        Other Contracts                                                29
        Other Important Provisions                                     29
     Withdrawals                                                       29
        Regular Withdrawals                                            29
        Systematic Withdrawals                                         30
        IRA Withdrawals                                                31
     Transfers Among Your Investments                                  31
        Dollar Cost Averaging                                          32
        Automatic Rebalancing                                          33
     Death Benefit Choices                                             33
        Death Benefit During the Accumulation Phase                    33
          Standard Death Benefit                                       34
          Enhanced Death Benefits                                      34

        Death Benefit During the Income Phase                          35
     Charges and Fees                                                  35
        Charge Deduction Subaccount                                    35
        Charges Deducted from the Contract Value                       35
          Surrender Charge                                             35
          Waiver of Surrender Charge for Extended Medical Care         35
          Free Withdrawal Amount                                       36
          Surrender Charge for Excess Withdrawals                      36
          Premium Taxes                                                36
          Administrative Charge                                        36
          Transfer Charge                                              36
        Charges Deducted from the Subaccounts                          36
          Mortality and Expense Risk Charge                            36
          Asset-Based Administrative Charge                            37
          Optional Rider Charges                                       37
        Trust Expenses                                                 38
     The Annuity Options                                               38
        Annuitization of Your Contract                                 38
        Selecting the Annuity Start Date                               38
        Frequency of Annuity Payments                                  39
        The Annuity Options                                            39
          Income for a Fixed Period                                    39
          Income for Life with a Period Certain                        39
          Joint Life Income                                            39
          Annuity Plan                                                 39
        Payment When Named Person Dies                                 39
     Other Contract Provisions                                         40
        Reports to Contract Owners                                     40
        Suspension of Payments                                         40
        In Case of Errors in Your Application                          40
        Assigning the Contract as Collateral                           40
        Contract Changes-Applicable Tax Law                            40
        Free Look                                                      40
        Group or Sponsored Arrangements                                41
        Selling the Contract                                           41
     Other Information                                                 41
        Voting Rights                                                  41
        State Regulation                                               42
        Legal Proceedings                                              42
        Legal Matters                                                  42
        Experts                                                        42
     Federal Tax Considerations                                        42
     More Information About Golden American Life Insurance Company     47
     Financial Statements of Golden American Life Insurance Company    72
     Unaudited Financial Statements of Golden American Life Insurance  81
       Company
     Statement of Additional Information
        Table of Contents                                             111
     Appendix A
        Condensed Financial Information                                A1
     Appendix B
        Market Value Adjustment Examples                               B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example                C1

[Shaded Section Header]
--------------------------------------------------------------------------
                        INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                        8
Annual Ratchet Enhanced Death Benefit   34
Annuitant                               18
Annuity Start Date                      17
Cash Surrender Value                    21
Contract Date                           17
Contract Owner                          18
Contract Value                          20
Contract Year                           17
Fixed Interest Allocation               14
Free Withdrawal Amount                  36
Market Value Adjustment                 16
Net Investment Factor                    8
7% Solution Enhanced Death Benefit      34
Standard Death Benefit                  34

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE
CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial
                                          Withdrawals
Withdrawals                            Partial Withdrawals

[Shaded Section Header]
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                           FEES AND EXPENSES
--------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*
   Surrender Charge:

  COMPLETE YEARS ELAPSED    0  |  1  |  2  |  3  |  4  |  5  |  6  | 7+
     SINCE PREMIUM PAYMENT     |     |     |     |     |     |     |
  SURRENDER CHARGE          7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

   Transfer Charge                                          None**
   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***
   Administrative Charge                                    $40
  (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

*** We deduct this charge on each contract anniversary and on surrender

SEPARATE ACCOUNT ANNUAL CHARGES****

                                         STANDARD         ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET  7% SOLUTION
    Mortality & Expense Risk Charge       1.10%              1.25%         1.40%
    Asset-Based Administrative Charge     0.15%              0.15%         0.15%
                                          -----              -----         -----
       Total Separate Account Charges     1.25%              1.40%         1.55%

  ****As a percentage of average daily assets in each subaccount.
      The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

OPTIONAL RIDER CHARGES*****
  Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.125% of the MGAB Charge Base(1) (0.50% annually)
       20 Year............0.125% of the MGAB Charge Base    (0.50% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       7%.................0.125% of the MGIB Base(2)  (0.50% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
       Quarterly Charge
       ----------------
       0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

  *****We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation nearest maturity.

(1) The MGAB Charge Base is the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the 2-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

(2) The MGIB Base generally depends on the amount of premiums you pay(s) during the first five contract years after you purchase the rider, when you pay them, and less a pro rata deduction for any withdrawal or transfer made while the MGIB rider is in effect.

(3) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums received during the two-year period commencing on the rider date.


THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading and Shaded Lines for readability]
                                               OTHER          TOTAL
                                            EXPENSES(2)      EXPENSES
                               MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE
  PORTFOLIO                     FEES(1)    REIMBURSEMENT  REIMBURSEMENT(3)
  Liquid Asset                     0.59%        0.00%          0.59%
  Limited Maturity Bond            0.60%        0.00%          0.60%
  Global Fixed Income              1.60%        0.00%          1.60%(3)
  Total Return                     0.94%        0.03%          0.97%(3)
  Fully Managed                    0.98%        0.00%          0.98%
  Equity Income                    0.98%        0.00%          0.98%
  Investors                        1.00%        0.01%          1.01%
  Large Cap Value                  1.00%        0.01%          1.01%
  Rising Dividends                 0.98%        0.00%          0.98%
  Capital Growth                   1.08%        0.00%          1.08%
  Growth                           1.08%        0.01%          1.09%
  Value Equity                     0.98%        0.00%          0.98%
  Research                         0.94%        0.00%          0.94%
  Managed Global                   1.25%        0.01%          1.26%
  All Cap                          1.00%        0.01%          1.01%
  Capital Appreciation             0.98%        0.00%          0.98%
  Mid-Cap Growth                   0.94%        0.01%          0.95%
  Strategic Equity                 0.98%        0.01%          0.99%
  Small Cap                        0.98%        0.01%          0.99%
  Real Estate                      0.98%        0.01%          0.99%
  Hard Assets                      0.98%        0.02%          1.00%
  Developing World                 1.75%        0.08%          1.83%
  Emerging Markets                 1.75%        0.08%          1.83%
 _______________________
 (1)Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been estimated.
 (3)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total
    Return portfolio and 1.74% for the Global Fixed Income portfolio.
    This agreement will remain in place through August 14, 2000 after which it may be terminated at any time.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading and Shaded Lines for readability]
                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
   PORTFOLIO                      FEES     REIMBURSEMENT  REIMBURSEMENT(1)
   PIMCO High Yield Bond         0.50%          0.25%(2)       0.75%
   PIMCO StocksPLUS Growth
     and Income                  0.40%          0.25%          0.65%
 _______________________
 (1) PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS
     Growth and Income portfolio.
 (2) Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust and the PIMCO Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.


EXAMPLES:
The following four examples are designed to show you the expenses you would pay on $1,000 investment that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit.
The examples reflect deduction of a mortality and expense risk charge, an asset-based administrative charge,and the annual contract administrative charge as an annual charge of 0.06% of assets (based on an average contract value of $65,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge (0.75% annually where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually) and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year (the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 3 contract years, and under certain circumstances, within the first 7 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Example 1 and 3 below which assume applicable surrender charges.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

The GCG Trust              1 Year     3 Years     5 Years     10 Years
Liquid Asset                 $99        $150        $194        $325
Limited Maturity Bond       $100        $151        $194        $326
Global Fixed Income         $110        $181        $243        $417
Total Return                $104        $162        $214        $362
Fully Managed               $104        $163        $214        $363
Equity Income               $104        $163        $214        $363
Investors                   $104        $164        $216        $366
Large Cap Value             $104        $164        $216        $366
Rising Dividends            $104        $163        $214        $363
Capital Growth              $105        $166        $219        $372
Growth                      $105        $166        $219        $373
Value Equity                $104        $163        $214        $363
Research                    $103        $162        $212        $359
Managed Global              $106        $171        $227        $388
All Cap                     $104        $164        $216        $366
Capital Appreciation        $104        $163        $214        $363
Mid-Cap Growth              $103        $162        $213        $360
Strategic Equity            $104        $163        $215        $364
Small Cap                   $104        $163        $215        $364
Real Estate                 $104        $163        $215        $364
Hard Assets                 $104        $163        $215        $365
Developing World            $112        $187        $254        $436
Emerging Markets            $112        $187        $254        $436

The PIMCO Trust
PIMCO High Yield Bond       $101        $156        $203        $342
PIMCO StocksPLUS
    Growth and Income       $100        $153        $198        $333

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

The GCG Trust             1 Year      3 Years     5 Years     10 Years
Liquid Asset                $29          $90        $154        $325
Limited Maturity Bond       $30          $91        $154        $326
Global Fixed Income         $40         $121        $203        $417
Total Return                $34         $102        $174        $362
Fully Managed               $34         $103        $174        $363
Equity Income               $34         $103        $174        $363
Investors                   $34         $104        $176        $366
Large Cap Value             $34         $104        $176        $366
Rising Dividends            $34         $103        $174        $363
Capital Growth              $35         $106        $179        $372
Growth                      $35         $106        $179        $373
Value Equity                $34         $103        $174        $363
Research                    $33         $102        $172        $359
Managed Global              $36         $111        $187        $388
All Cap                     $34         $104        $176        $366
Capital Appreciation        $34         $103        $174        $363
Mid-Cap Growth              $33         $102        $173        $360
Strategic Equity            $34         $103        $175        $364
Small Cap                   $34         $103        $175        $364
Real Estate                 $34         $103        $175        $364
Hard Assets                 $34         $103        $175        $365
Developing World            $42         $127        $214        $436
Emerging Markets            $42         $127        $214        $436

The PIMCO Trust
PIMCO High Yield Bond       $31          $96        $163        $342
PIMCO StocksPLUS
    Growth and Income       $30          $93        $158        $333

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

The GCG Trust             1 Year      3 Years     5 Years     10 Years
Liquid Asset                $92         $129        $158        $253
Limited Maturity Bond       $92         $129        $158        $254
Global Fixed Income        $102         $159        $208        $351
Total Return                $96         $140        $177        $291
Fully Managed               $96         $141        $178        $292
Equity Income               $96         $141        $178        $292
Investors                   $97         $141        $179        $295
Large Cap Value             $97         $141        $179        $295
Rising Dividends            $96         $141        $178        $292
Capital Growth              $97         $144        $182        $302
Growth                      $97         $144        $183        $303
Value Equity                $96         $141        $178        $292
Research                    $96         $139        $176        $289
Managed Global              $99         $149        $191        $319
All Cap                     $97         $141        $179        $295
Capital Appreciation        $96         $141        $178        $292
Mid-Cap Growth              $96         $140        $176        $290
Strategic Equity            $96         $141        $178        $293
Small Cap                   $96         $141        $178        $293
Real Estate                 $96         $141        $178        $293
Hard Assets                 $96         $141        $179        $294
Developing World           $105         $166        $219        $372
Emerging Markets           $105         $166        $219        $372

The PIMCO Trust
PIMCO High Yield Bond       $94         $134        $166        $270
PIMCO StocksPLUS
    Growth and Income       $93         $131        $161        $260

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

The GCG Trust             1 Year    3 Years     5 Years     10 Years
Liquid Asset                $22       $69         $118        $253
Limited Maturity Bond       $22       $69         $118        $254
Global Fixed Income         $32       $99         $168        $351
Total Return                $26       $80         $137        $291
Fully Managed               $26       $81         $138        $292
Equity Income               $26       $81         $138        $292
Investors                   $27       $81         $139        $295
Large Cap Value             $27       $81         $139        $295
Rising Dividends            $26       $81         $138        $292
Capital Growth              $27       $84         $142        $302
Growth                      $27       $84         $143        $303
Value Equity                $26       $81         $138        $292
Research                    $26       $79         $136        $289
Managed Global              $29       $89         $151        $319
All Cap                     $27       $81         $139        $295
Capital Appreciation        $26       $81         $138        $292
Mid-Cap Growth              $26       $80         $136        $290
Strategic Equity            $26       $81         $138        $293
Small Cap                   $26       $81         $138        $293
Real Estate                 $26       $81         $138        $293
Hard Assets                 $26       $81         $139        $294
Developing World            $35      $106         $179        $372
Emerging Markets            $35      $106         $179        $372

The PIMCO Trust
PIMCO High Yield Bond       $24       $74         $126        $270
PIMCO StocksPLUS
    Growth and Income       $23       $71         $121        $260

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

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                        PERFORMANCE INFORMATION
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ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value.
The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.
     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial
Information.


FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, when the Separate Account first invested in the portfolio, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period.
Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the Separate Account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period; assuming no surrender and the selection of the 7% Solution Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


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                GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------
Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company . Golden American is authorized to sell insurance and sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware.
Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, one of the portfolio managers of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of The GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


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                              THE TRUSTS
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The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies.
The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Trust, Directed Services, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST AND THE PIMCO TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


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                  GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company
Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust and the PIMCO Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


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                       THE INVESTMENT PORTFOLIOS
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During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS, AND YOU MAY LOSE YOUR
PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

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INVESTMENT                       INVESTMENT OBJECTIVE
  PORTFOLIO
----------------------------------------------------------------------
THE GCG TRUST
Liquid Asset        Seeks high level of current income
                    consistent with the preservation of capital
                    and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and instrumentali-
                    ties, bank obligations, commercial paper and
                    short-term corporate debt securities.  All
                    securities will mature in less than one year.
                    ----------------------------------------------------

Limited Maturity    Seeks highest current income consistent with
 Bond               low risk to principal and liquidity.
                    Also seeks to enhance its total return through
                    capital appreciation when market factors, such
                    as falling interest rates and rising bond
                    prices, indicate that capital appreciation may
                    be available without significant risk to
                    principal.
                    Invests primarily in diversified limited
                    maturity debt securities with average maturity
                    dates of five years or shorter and in no cases
                    more than seven years.
                    ----------------------------------------------------

Global Fixed        Seeks high total return.
 Income             Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    ----------------------------------------------------

Total Return        Seeks above-average income (compared to a
                    portfolio entirely invested in equity
                    securities) consistent with the prudent
                    employment of capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    ----------------------------------------------------
Fully Managed       Seeks, over the long term, a high total
                    investment return consistent with the
                    preservation of capital and with prudent
                    investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    ----------------------------------------------------

Equity Income       Seeks substantial dividend income as well
                    as long-term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    ----------------------------------------------------

Investors           Seeks long-term growth of capital.  Current
                    income is a secondary objective.
                    Invests primarily in equity securities of
                    U.S. Companies and to a lesser degree, debt
                    securities.
                    ----------------------------------------------------

Large Cap Value     Seeks long-term growth of capital and income.
                    Invests primarily in equity and equity-related
                    securities of companies with market
                    capitalization greater than $1 billion.
                    ----------------------------------------------------

Rising Dividends    Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular
                    dividend increases; 35% of earnings
                    reinvested annually; and a credit rating of
                    "A" to "AAA".
                    ----------------------------------------------------

Capital Growth      Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    ----------------------------------------------------

Growth              Seeks capital appreciation.
                    Invests primarily in common stocks of growth
                    companies that have favorable relationships
                    between price/earnings ratios and growth rates
                    in sectors offering the potential for above-
                    average returns.
                    ----------------------------------------------------

Value Equity        Seeks capital appreciation.  Dividend
                    income is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    ----------------------------------------------------

Research            Seeks long-term growth of capital and
                    future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks
                    of companies believed to have better than
                    average prospects for long-term growth.
                    ----------------------------------------------------

Managed Global      Seeks capital appreciation.  Current income
                    is only an incidental consideration.
                    Invests primarily in common stocks traded
                    in securities markets throughout the world.
                    ----------------------------------------------------

All Cap             Seeks capital appreciation through investment
                    in securities which the portfolio manager
                    believes have above-average capital
                    appreciation potential.
                    Invests primarily in equity securities of U.S. companies of any size.
                    ----------------------------------------------------

Capital             Seeks long-term capital growth.
 Appreciation       Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    ----------------------------------------------------

Mid-Cap Growth      Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    ----------------------------------------------------

Strategic Equity    Seeks capital appreciation.
                    Invests primarily in common stocks of
                    medium- and small-sized companies.
                    ----------------------------------------------------
Small Cap           Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of
                    companies in the Russell 2000 Growth Index
                    or the Standard & Poor's Small-Cap 600
                    Index.
                    ----------------------------------------------------

Real Estate         Seeks capital appreciation.  Current income is
                    a secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    ----------------------------------------------------

Hard Assets         Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly  basis.
                    ----------------------------------------------------

Developing World    Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    ----------------------------------------------------

Emerging Markets    Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies in at least six different
                    emerging market countries.
                    ----------------------------------------------------

THE PIMCO TRUST
PIMCO High Yield    Seeks to maximize total return, consistent
 Bond               with preservation of capital and prudent
                    investment management.
                    Invests in at least 65% of its assets in a
                    diversified portfolio of junk bonds rated at
                    least B by Moody's Investor Services, Inc. or
                    Standard & Poor's or, if unrated, determined
                    by the portfolio manager to be of comparable
                    quality.
                    ----------------------------------------------------

PIMCO StocksPLUS    Seeks to achieve a total return which exceeds
 Growth and Income  the total return performance of the S&P 500.
                    Invests primarily in common stocks, options,
                    futures, options on futures and swaps.
                    ----------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios.

Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


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                     THE FIXED INTEREST ALLOCATION
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You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments--Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay any certain optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocation during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0025)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently.
The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested.
If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


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                         THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit if Enhanced Death Benefits are available for multiple owners.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if all information necessary is received. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. For initial premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount and/or Fixed Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request
          (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders), and premium taxes..

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted. Finally, we adjust for any Market Value Adjustment.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender.
Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute a portfolio subject to those instructions, we will execute your instructions using the substituted portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR
PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC
INVESTMENT PORTFOLIO UNDER THE CONTRACT.  YOU SHOULD CONSULT A
QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits". This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die
(first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit
Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. On the MGAB Benefit
Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within 3 years; or

            (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate reduced pro rata for any withdrawals and reduced for any transfers made within 3 years. The MGAB Base Rate for all allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while MGAB rider is in effect, as well as, and transfers made within 3 years prior to the MGAB Benefit Date will reduce the value of your MGAB Base pro rata. This means that the MGAB (and the MGAB Charges Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE
       RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

       Under the 20-year option, adding the rider after the contract date, payment of premiums after the rider date, and or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

         2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

       3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS.  We will reduce your MGAB Base and the
MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make after the rider date but prior to the MGAB Benefit Date. Any transfers you make within three years prior to the MGAB
Benefit Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGAB Base to be reallocated pro rata based on the percentage of contract value. Transfers to one or more Special Funds could reduce your MGAB benefit.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions.
The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay, during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate (7% for all portfolios except the Special Funds), the adjustment for Special Fund transfers, and the dollar amount of any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the then current income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii) the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds). Premiums paid after the 5th contract anniversary are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any additional premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Such additional premium payments added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH
                 SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may significantly limit the MGIB benefit.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

            We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid during the first 5 years after the rider date.

    2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

       Two MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata to the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer. This could reduce the MGIB benefit.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

   THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is any contract anniversary on or after the tenth contract anniversary from the rider date when you decide to exercise your right to annuitize under the MGIB rider.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMITS YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE
PROVISIONS SET FORTH ABOVE.   ANNUITIZING USING THE MGIB MAY RESULT IN
THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER
The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of Eligible Payment Amount. If your contract value is redeemed to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges, we deduct under the MGWB rider, see "Optional Rider Changes." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i) if you purchased the MGWB rider on the contract date, your premium payments, received during the first two contract years; or
       (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount. Such withdrawals will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

  GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount in any year will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

       (i)  your contract value is greater than zero;

       (ii) your MGWB Withdrawal Account is greater than zero;
       (iii)your latest allowable annuity start date has not been reached;
       (iv) you have not elected to annuitize your Contract; and
       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible
Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero and if the following conditions exist, your Contract is given what we refer to as Automatic Periodic Benefit Status:

       (i)  your MGWB Withdrawal Account is greater than zero;
       (ii) your latest allowable annuity start date has not been reached;
       (iii)you have not elected to annuitize your Contract; and
       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you MGWB periodic payments; beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below), or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for periods applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract, the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit
Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

  PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date.
For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                              WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation
taken more than 30 days before its maturity date.   We will determine
the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                MAXIMUM PERCENTAGE
                  FREQUENCY     OF CONTRACT VALUE
                  Monthly              1.25%
                  Quarterly            3.75%
                  Annually            15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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                   TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.

Please be aware that the benefit we pay under an optional benefit rider may be effected by certain transfers you make while the rider is in effect. Transfers may also affect your optional rider base. See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest
Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day.
Account B and the Company will not be liable for following instructions communicated by telephone or over the internet that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone or internet.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis.
The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


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                         DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service
Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 3 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; and (3) the Annual Ratchet Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the guaranteed death benefit. The MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider--Death Benefits during Automatic Periodic Benefit Status."

  STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits.
The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments less any withdrawals; and (iii) the cash surrender value.

  ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value;
(ii) total premium payments less any withdrawals; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

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             HOW THE ENHANCED DEATH BENEFIT IS CALCULATED

         7% SOLUTION                            ANNUAL RATCHET
   We credit interest each              On each contract anniversary
   business day at the 7% annual        that occurs on or before the
   effective rate* to the enhanced      contract owner turns age 80,
   death benefit from the               we compare the prior enhanced
   preceding day (which would be        death benefit to the contract
   the initial premium if the           value and select the larger
   preceding day is the contract        amount as the new enhanced
   date), then we add additional        death benefit.
   premiums paid since the              On all other days, the
   preceding day, then we subtract      enhanced death benefit is the
   any withdrawals made (including      amount determined below.  We
   any Market Value Adjustment          first take the enhanced death
   applied to such withdrawals)         benefit from the preceding day
   since the preceding day and          (which would be the initial
   then we subtract any associated      premium if the valuation date
   surrender charges.**                 is the contract date) and then
   The maximum enhanced death           we add additional premiums
   benefit is 2 times all premium       paid since the preceding day,
   payments, as reduced by              then we subtract any
   withdrawals.***                      withdrawals made (including
                                        any Market Value Adjustment
                                        applied to such withdrawals)
                                        since the preceding day, and
                                        then we subtract any
                                        associated surrender charges.
                                        That amount becomes the new
                                        enhanced death benefit.

   * The interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond subaccounts will be the lesser of the 7% annual effective rate or the net rate of return for such subaccounts during the applicable period. The interest rate used for calculating the death benefit for your Fixed Interest Allocation will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit. If we offer additional subaccounts in the future, we may restrict those new subaccounts from participating in the 7% Solution Enhanced Death Benefit.
   ** Each premium payment reduced by any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate.
   ***Each withdrawal reduces the maximum enhanced death benefit as follows: first, the maximum enhanced death benefit is reduced by the amount of any withdrawal of earnings; then, it is reduced in proportion to the reduction in the contract value for any withdrawal of premium (in each case, including any associated surrender charges) and as adjusted for any Market Value Adjustment. If those withdrawals in a contract year do not exceed 7% of cumulative premiums and did not exceed 7% of cumulative premiums in any prior contract year, such withdrawals will be treated as withdrawals of earnings for the purpose of calculating the maximum enhanced death benefit. Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the maximum enhanced death benefit in proportion to the reduction in contract value pro rata.

The 7% Solution Enhanced Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 80 years old at the time of purchase. The Annual Ratchet Enhanced
Death Benefit is available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is not more than 79 years old at the time of purchase. The 7% Solution and Annual Ratchet Enhanced Death Benefits may not be available where a Contract is held by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.


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                           CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company.
Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE.  We will deduct a contingent deferred sales charge
(a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred.
We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

  COMPLETE YEARS ELAPSED     0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
     SINCE PREMIUM PAYMENT      |     |     |     |     |     |     |
  SURRENDER CHARGE           7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix
C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value of $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in these subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.10% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003030% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.25% for the Annual Ratchet Enhanced Death Benefit, or 1.40% for the 7% Solution Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of
 .003446% or .003863%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

OPTIONAL RIDER CHARGES
Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.125% of the MGAB Charge Base (0.50% annually)
       20 Year............0.125% of the MGAB Charge Base (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last
3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       0% ................0.05% of the MGIB Base* (0.20% annually)
       3%.................0.08% of the MGIB Base  (0.32% annually)
       5%.................0.10% of the MGIB Base  (0.40% annually)
       6%.................0.15% of the MGIB Base  (0.60% annually)
       7%.................0.125% of the MGIB Base (0.50% annually)

The MGIB Base during the 5-year period after the rider date, reduced pro rata for all withdrawls taken while the MGIB rider is in effect, and accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds). If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original
MGWB Eligible Premiums. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


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                          THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2) The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age
70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


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                       OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report.
We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES--APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the Contract.

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         |---------------------------------------------------------|
         |              UNDERWRITER COMPENSATION                   |
         |---------------------------------------------------------|
         |     NAME OF     |     AMOUNT OF     |      OTHER        |
         |    PRINCIPAL    |  COMMISSION TO BE |   COMPENSATION    |
         |   UNDERWRITER   |        PAID       | Reimbursement of  |
         |                 |  Maximum of 6.5%  |       any         |
         |     Directed    |   of any initial  | covered expenses  |
         |  Services, Inc. |   or additional   |     incurred      |
         |                 |  premium payments |  by registered    |
         |                 |    except when    | representatives   |
         |                 |      combined     |        in         |
         |                 |  with some annual | connection with   |
         |                 |       trail       | the distribution  |
         |                 |    commissions.   |      of the       |
         |                 |                   |    Contracts.     |
         |---------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.


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                           OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


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                      FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued.
We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any non-taxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of a contract owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT.
A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and
(3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


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      MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY
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SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden
American should be read in conjunction with the financial statements and notes thereto included in this prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), according to a merger agreement among Equitable of Iowa, PFHI, and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.


                                       SELECTED GAAP BASIS FINANCIAL DATA
                                              (IN THOUSANDS)
                                  Post-Merger                       |       Post-Acquisition
                        --------------------------------------------|---------------------------------
                        For the Period     For       For the Period | For the Period  For the Period
                       January 1, 1999   the Year      October 25,  |   January 1,    August 14, 1996
                           through        Ended       1997 through  |  1997 through    1996 through
                        September 30,  December 31,   December 31,  |   October 24,    December 31,
                            1999           1998           1997      |      1997            1996
                        ------------   ------------  -------------- | --------------  ---------------
                                                                    |
Annuity and Interest                                                |
  Sensitive Life                                                    |
  Product Charges.......  $   55,195    $   39,119     $    3,834   |     $18,288        $    8,768
Net Income before                                                   |
  Federal Income Tax....  $    7,269    $   10,353     $     (279)  |     $  (608)       $      570
Net Income (Loss).......  $    3,551    $    5,074     $     (425)  |     $   729        $      350
Total Assets............  $7,312,027    $4,752,533     $2,446,395   |       N/A          $1,677,899
Total Liabilities.......  $6,858,151    $4,398,639     $2,219,082   |       N/A          $1,537,415
Total Stockholder's                                                 |
  Equity................  $  453,876    $  353,894     $  227,313   |       N/A          $  140,484



                                    (IN THOUSANDS)
                                   Pre-Acquisition
                         ---------------------------------------
                          For the Period
                           January 1,         For the Years
                          1996 through      Ended December 31,
                           August 13,     ----------------------
                              1996           1995        1994
                         --------------   ----------  ----------
Annuity and Interest
  Sensitive Life
  Product Charges.......     $12,259      $  18,388   $   17,519
Net Income before
  Federal Income Tax....     $ 1,736      $    3,364  $    2,222
Net Income (Loss).......     $ 3,199      $    3,364  $    2,222
Total Assets............        N/A       $1,203,057  $1,044,760
Total Liabilities.......        N/A       $1,104,932  $  955,254
Total Stockholder's
  Equity................        N/A       $   98,125  $   89,506


BUSINESS ENVIRONMENT

The current business and regulatory environment remains challenging for the insurance industry. The variable annuity competitive environment is intense and is dominated by a number of large variable product companies with strong distribution, name recognition and wholesaling capabilities. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last five years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

In October of 1997, Golden American introduced three new variable annuity products (GoldenSelect Access, GoldenSelect ES II and
GoldenSelect Premium Plus) which have contributed significantly to sales.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze Golden American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources has also been provided. This analysis should be read jointly with the consolidated financial statements, related notes and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in the financial report. Golden American reports financial results on a consolidated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies").

                       RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI") and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc. ("DSI"), Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable of Iowa Companies was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation.

For financial statement purposes, the change in control of the Companies through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Companies' financial statements for periods after October 24, 1997 are presented on the Post-Merger new basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $227.6 million allocated to the Companies. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $151.1 million attributed to the Companies. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

CHANGE IN CONTROL--ACQUISITION. On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly owned subsidiaries, Golden American and DSI. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the acquisition date. As a result, the Companies' financial statements for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

The purchase price was allocated to the three companies purchased
- BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139.9 million. Goodwill of $41.1 million was established for the excess of the acquisition cost over the fair value of the assets and liabilities and attributed to Golden American. At June 30, 1997, goodwill was increased by $1.8 million due to the adjustment of the value of a receivable existing at the acquisition date. Before the ING merger, goodwill resulting from the acquisition was being amortized over 25 years on a straight-line basis.


THE FIRST NINE MONTHS OF 1999 COMPARED TO THE SAME PERIOD OF 1998

PREMIUMS.
                                                   PERCENTAGE       DOLLAR
NINE MONTHS ENDED SEPTEMBER 30          1999         CHANGE         CHANGE        1998
                                        ----       ----------       ------        ----
                                                    (Dollars in millions)
Variable annuity premiums:
  Separate account................    $1,783.5        64.9%         $702.1     $1,081.4
  Fixed account...................       539.4        55.6           192.8        346.6
                                      --------        ----          ------     --------
Total variable annuity premiums...     2,322.9        62.7           894.9      1,428.0
Variable life premiums............        7.0        (38.9)           (4.4)        11.4
                                      --------        ----          ------     --------
Total premiums....................    $2,329.9        61.9%         $890.5     $1,439.4
                                      ========        ====          ======     ========

For the Companies' variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 64.9% during the first nine months of 1999. The fixed account portion of the Companies' variable annuity premiums increased 55.6% during the first nine months of 1999. These increases resulted from increased sales of the Premium Plus variable annuity product.

Premiums, net of reinsurance, for variable products from two significant broker/dealers each having at least ten percent of total sales for the nine months ended September 30, 1999 totaled $664.2 million, or 29% of total premiums ($142.6 million, or 10%, from the one significant broker/dealer for the nine months ended September 30,
1998).

REVENUES.
                                                   PERCENTAGE       DOLLAR
NINE MONTHS ENDED SEPTEMBER 30          1999         CHANGE         CHANGE        1998
                                        ----       ----------       ------        ----
                                                    (Dollars in millions)
Annuity and interest sensitive
  life product charges............    $  55.2        104.5%        $ 28.2       $ 27.0
Management fee revenue............        6.8        107.4            3.5          3.3
Net investment income.............       42.7         45.7           13.4         29.3
Realized gains(losses) on
  investments.....................       (2.2)      (607.5)          (2.6)         0.4
Other income......................        7.4         55.0            2.6          4.8
                                      -------       ------         ------       ------
Total premiums....................    $ 109.9         69.6%        $ 45.1       $ 64.8
                                      =======       ======         ======       ======


Total revenues increased 69.6% in the first nine months of 1999 from the same period in 1998. Annuity and interest sensitive life product charges increased 104.5% in the first nine months of 1999 due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to Directed Services, Inc. ("DSI"). The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $6.8 million and $3.3 million for the first nine months of 1999 and 1998, respectively.

Net investment income increased 45.7% in the first nine months of 1999 due to growth in invested assets from September 30, 1998. The Companies had $2.2 million of realized losses resulting from the writedown of two fixed maturities in the second quarter of 1999 and from the sale of investments in the first nine months of 1999, compared to gains of $0.4 million in the same period of 1998. Other income increased $2.6 million to $7.4 million in the first nine months of 1999 due primarily to income received due to a modified coinsurance agreement with an unaffiliated reinsurer, which was offset by a reduction in the Companies' deferred policy acquisition costs.

EXPENSES. Total insurance benefits and expenses increased $44.5 million, or 84.6%, to $97.0 million in the first nine months of 1999. Interest credited to account balances increased $61.3 million, or 95.6%, to $125.4 million in the first nine months of 1999. The extra credit bonus on the Premium Plus variable annuity product increased $49.9 million to $85.7 million at September 30, 1999 resulting in an increase in interest credited during the first nine months of 1999 compared to the same period in 1998. The bonus interest on the fixed account increased $2.6 million to $7.6 million at September 30, 1999 resulting in an increase in interest credited during the first nine months of 1999 compared to the same period in 1998. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account option within the variable products.

Commissions increased $49.6 million, or 58.4%, to $134.6 million in the first nine months of 1999. Insurance taxes, state licenses, and fees increased $0.9 million, or 32.3%, to $3.5 million in the first nine months of 1999. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Insurance taxes, state licenses, and fees are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses and expenses for the triennial insurance department examination of Golden American. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased $24.1 million, or 102.5%, to $47.6 million in the first nine months of 1999. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI and Equitable Life, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and an asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During the first nine months of 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of estimated gross profits. During the first nine months of 1998, VPIF decreased $2.7 million to adjust the value of other receivables and increased $0.2 million as a result of an adjustment to the merger costs. Amortization of DPAC increased $15.7 million, or 390.7%, in the first nine months of 1999. This increase resulted from growth in policy acquisition costs deferred from $133.6 million at September 30, 1998 to $244.8 million at September 30, 1999, which was generated by expenses associated with the large sales volume experienced since September 30, 1998. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of September 30, 1999 is $1.1 million for the remainder of 1999, $4.3 million in 2000, $4.0 million in 2001, $3.6 million in 2002, $3.2 million in 2003, and $2.4 million in 2004. Actual amortization may vary based upon changes in assumptions and experience.

Amortization of goodwill during the first nine months of 1999 totaled $2.8 million, unchanged from the first nine months of 1998. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years.

Interest expense on the $25 million surplus note issued in December 1996 and expiring December 2026 was $1.5 million in the first nine months of 1999, unchanged from the same period of 1998. Interest expense on the $60 million surplus note issued in December 1998 and expiring December 2028 was $3.3 million in the first nine months of 1999. Golden American also paid $0.7 million in the first nine months of 1999 compared to $1.3 million in the same period of 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.1 million for the first nine months of 1999. In addition, Golden American paid interest of

$0.2 million during the first quarter of 1998 on the line of credit with Equitable, which was repaid with a capital contribution from the Parent and with funds borrowed from ING AIH.

INCOME. Net income for the first nine months of 1999 was $3.6 million, a decrease of $1.3 million from net income of $4.9 million in the same period of 1998.

Comprehensive loss for the first nine months of 1999 was $18,000, a decrease of $5.5 million from comprehensive income of $5.5 million in the same period of 1998.


1998 COMPARED TO 1997

The following analysis combines Post-Merger and Post-Acquisition activity for 1997.

PREMIUMS.

                          POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                              For the Period   |  For the Period
                          For the Year      For the Year     October 25, 1997  |  January 1, 1997
                             ended              ended            through       |      through
                       December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                       -----------------  -----------------  ----------------- | ----------------
                                                    (Dollars in millions)      |
                                                                               |
Variable annuity                                                               |
  premiums:                                                                    |
  Separate account....      $1,513.3            $291.2             $111.0      |      $180.2
  Fixed account.......         588.7             318.0               60.9      |       257.1
                            --------            ------             ------      |      ------
                             2,102.0             609.2              171.9      |       437.3
Variable life                                                                  |
  premiums............          13.8              15.6                1.2      |        14.4
                            --------            ------             ------      |      ------
Total premiums........      $2,115.8            $624.8             $173.1      |      $451.7
                            ========            ======             ======      |      ======


For the Companies' variable contracts, premiums collected are not reported as revenues, but are reported as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 419.7% in 1998 primarily due to increased sales of the Premium Plus product introduced in October of 1997 and the increased sales levels of the Companies' other products. The fixed account portion of the Companies' variable annuity premiums increased 85.1% in 1998. Variable life premiums decreased 11.4% in 1998. Total premiums increased 238.7% in 1998.

During 1998, the Companies' sales were further diversified among broker/dealers. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1998 totaled $580.7 million, or 27% of premiums ($328.2 million, or 53% from two significant broker/dealers for the year ended December 31, 1997).

REVENUES.

                           POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                               For the Period   |  For the Period
                           For the Year      For the Year     October 25, 1997  |  January 1, 1997
                              ended              ended            through       |      through
                        December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                        -----------------  -----------------  ----------------- | ----------------
                                                     (Dollars in millions)      |
                                                                                |
Annuity and interest                                                            |
  sensitive life                                                                |
  product charges......       $39.1              $22.1              $3.8        |      $18.3
Management fee                                                                  |
  revenue..............         4.8                2.8               0.5        |        2.3
Net investment                                                                  |
  income...............        42.5               26.8               5.1        |       21.7
Realized gains (losses)                                                         |
  on investments.......        (1.5)               0.1                --        |        0.1
Other income...........         5.6                0.7               0.3        |        0.4
                              -----              -----              ----        |      -----
                              $90.5              $52.5              $9.7        |      $42.8
                              =====              =====              ====        |      =====


Total revenues increased 72.3%, or $38.0 million, to $90.5 million in 1998. Annuity and interest sensitive life product charges increased 76.8%, or $17.0 million, to $39.1 million in 1998 due to additional fees earned from the increasing block of business under management in the separate accounts and an increase in surrender charge revenues. This increase was partially offset by the elimination of the unearned revenue reserve related to in force acquired business at the merger date, which resulted in lower annuity and interest sensitive life product charges compared to Post-Acquisition levels.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $4.8 million for 1998 and $2.8 million for 1997.

Net investment income increased 58.6%, or $15.7 million, to $42.5 million in 1998 from $26.8 million in 1997 due to growth in invested assets. During 1998, the Company had net realized losses on investments of $1.5 million, which included a $1.0 million write down of two impaired bonds, compared to gains of $0.1 million in 1997. Other income increased $4.9 million to $5.6 million in 1998 due primarily to income received under a modified coinsurance agreement with an unaffiliated reinsurer as a result of increased sales.

EXPENSES.

                          POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                              For the Period   |  For the Period
                          For the Year      For the Year     October 25, 1997  |  January 1, 1997
                             ended              ended            through       |      through
                       December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                       -----------------  -----------------  ----------------- | ----------------
                                                    (Dollars in millions)      |
                                                                               |
Insurance benefits                                                             |
  and expenses:                                                                |
Annuity and interest                                                           |
  sensitive life                                                               |
  benefits:                                                                    |
  Interest credited to                                                         |
    account balances..      $94.9               $26.7              $7.4        |      $19.3
  Benefit claims                                                               |
    incurred in excess                                                         |
    of account                                                                 |
    balances..........        2.1                 0.1                --        |        0.1
Underwriting,                                                                  |
  acquisition, and                                                             |
  insurance expense:                                                           |
  Commission..........      121.2                36.3               9.4        |       26.9
  General Expenses....       37.6                17.3               3.4        |       13.9
  Insurance taxes.....        4.1                 2.3               0.5        |        1.8
  Policy acquisition                                                           |
  costs deferred           (197.8)              (42.7)            (13.7)       |      (29.0)
  Amortization:                                                                |
    Deferred policy                                                            |
      acquisition                                                              |
      costs...........        5.1                 2.6               0.9        |        1.7
    Value of purchased                                                         |
      insurance in                                                             |
      force...........        4.7                 6.1               0.9        |        5.2
    Goodwill............      3.8                 2.0               0.6        |        1.4
                           ------               -----             -----        |      -----
                           $ 75.7               $50.7             $ 9.4        |      $41.3
                           ======               =====             =====        |      =====


Total insurance benefits and expenses increased 49.2%, or $25.0 million, in 1998 from $50.7 million in 1997. Interest credited to account balances increased 255.4%, or $68.2 million, in 1998 from $26.7 in 1997. The extra credit bonus on the Premium Plus product introduced in October of 1997 generated a $51.6 million increase in interest credited during 1998 compared to 1997. The remaining increase in interest credited related to higher account balances associated with the Companies' fixed account option within its variable products.

Commissions increased 234.2%, or $84.9 million, in 1998 from $36.3 million in 1997. Insurance taxes increased 77.0%, or $1.8 million, in 1998 from $2.3 million in 1997. Changes in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses. Most costs incurred as the result of new sales including the extra credit bonus were deferred, thus having very little impact on current earnings.

General expenses increased 117.7%, or $20.3 million, in 1998 from $17.3 million in 1997. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network. The Companies use a network of wholesalers to distribute products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

At the merger date, the Companies' deferred policy acquisition costs ("DPAC"), previous balance of value of purchased insurance in force ("VPIF") and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. VPIF decreased $2.6 million in the second quarter of 1998 to adjust the value of other receivables recorded at the time of merger and increased $0.2 million in the first quarter of 1998 as the result of an adjustment to the merger costs. The amortization of VPIF and DPAC increased $1.1 million, or 13.0%, in 1998. During the second quarter of 1997, VPIF was adjusted by $2.3 million to reflect narrower spreads than the gross profit model assumed.

Amortization of goodwill for the year ended December 31, 1998 totaled $3.8 million compared to $2.0 million for the year ended December 31, 1997.

Interest expense on the $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1998, unchanged from the same period of 1997. In addition, Golden American incurred interest expense of $0.2 million in 1998 compared to $0.5 million in 1997 on the line of credit with Equitable which was repaid with a capital contribution. Golden American also paid $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.3 million for the year ended December 31, 1998.

INCOME. Net income for 1998 was $5.1 million, an increase of $4.8 million from $0.3 million in 1997.

Comprehensive income for 1998 was $3.9 million, an increase of $1.8 million from $2.1 million in 1997.

1997 COMPARED TO 1996

The following analysis combines Post-Merger and Post-Acquisition activity for 1997 and Post-Acquisition and Pre-Acquisition activity for 1996 for comparison purposes. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the periods after August 13, 1996.

PREMIUMS.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Variable annuity                                   |                   |
  premiums:                                        |                   |
  Separate account.............       $111.0       |       $291.2      |      $180.2
  Fixed account................         60.9       |        318.0      |       257.1
                                      ------       |       ------      |      ------
                                       171.9       |        609.2      |       437.3
Variable life premiums.........          1.2       |        15.6       |        14.4
                                      ------       |       ------      |      ------
Total premiums.................       $173.1       |       $624.8      |      $451.7
                                      ======       |       ======      |      ======




                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Variable annuity                                   |                   |
  premiums:                                        |                   |
  Separate account.............       $ 51.0       |       $182.4      |      $131.4
  Fixed account................        118.3       |        245.3      |       127.0
                                      ------       |       ------      |      ------
                                       169.3       |        427.7      |       258.4
Variable life premiums.........          3.6       |         14.1      |        10.5
                                      ------       |       ------      |      ------
Total premiums.................       $172.9       |       $441.8      |      $268.9
                                      ======       |       ======      |      ======


Variable annuity separate account and variable life premiums increased 59.6% and 10.1%, respectively in 1997. During 1997, stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. The fixed account portion of the Companies' variable annuity premiums increased 29.7% in 1997 due to the Companies' marketing emphasis on fixed rates during the second and third quarters. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1997, totaled $328.2 million, or 53% of premiums ($298.0 million or 67% from two significant broker/dealers for the year ended December 31, 1996).

REVENUES.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Annuity and interest sensitive                     |                   |
  life product charges.........        $3.8        |       $22.1       |      $18.3
Management fee revenue.........         0.5        |         2.8       |        2.3
Net investment income..........         5.1        |        26.8       |       21.7
Realized gains (losses) on                         |                   |
  investments..................          --        |         0.1       |        0.1
Other Income...................         0.3        |         0.7       |        0.4
                                       ----        |       -----       |      -----
                                       $9.7        |       $52.5       |      $42.8
                                       ====        |       =====       |      =====

                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Annuity and interest sensitive                     |                   |
  life product charges.........       $ 8.8        |       $21.0       |      $12.2
Management fee revenue.........         0.9        |         2.3       |        1.4
Net investment income..........         5.8        |        10.8       |        5.0
Realized gains (losses) on                         |                   |
  investments..................          --        |        (0.4)      |       (0.4)
Other income                            0.5        |         0.6       |        0.1
                                      -----        |       -----       |      -----
                                      $16.0        |       $34.3       |      $18.3
                                      =====        |       =====       |      =====


Total revenues increased 53.3%, or $18.2 million, to $52.5 million in 1997. Annuity and interest sensitive life product charges increased 5.2%, or $1.1 million in 1997 due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million for 1997 and $2.3 million for 1996.

Net investment income increased 148.3%, or $16.0 million, to $26.8 million in 1997 from $10.8 million in 1996 due to growth in invested assets. During 1997, the Company had net realized gains on the disposal of investments, which were the result of voluntary sales, of $0.1 million compared to net realized losses of $0.4 million in 1996.

EXPENSES.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Insurance benefits and                             |                   |
  expenses:                                        |                   |
  Annuity and interest                             |                   |
    sensitive life benefits:                       |                   |
  Interest credited to account                     |                   |
    balances...................       $  7.4       |       $ 26.7      |      $ 19.3
  Benefit claims incurred in                       |                   |
    excess of account balances.           --       |          0.1      |         0.1
Underwriting, acquisition and                      |                   |
  insurance expenses:                              |                   |
  Commissions..................          9.4       |         36.3      |        26.9
  General expenses.............          3.4       |         17.3      |        13.9
  Insurance taxes..............          0.5       |          2.3      |         1.8
  Policy acquisition costs                         |                   |
    deferred...................        (13.7)      |        (42.7)     |       (29.0)
Amortization:                                      |                   |
  Deferred policy acquisition                      |                   |
    costs......................          0.9       |          2.6      |         1.7
  Present value of in force                        |                   |
    acquired...................          0.9       |          6.1      |         5.2
  Goodwill.....................          0.6       |          2.0      |         1.4
                                      ------       |       ------      |      ------
                                      $  9.4       |       $ 50.7      |      $ 41.3
                                      ======       |       ======      |      ======



                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Insurance benefits and                             |                   |
    expenses:                                      |                   |
  Annuity and interest sensitive                   |                   |
    life benefits:                                 |                   |
    Interest credited to account                   |                   |
      balances..................      $  5.7       |       $ 10.1      |      $  4.4
    Benefit claims incurred in                     |                   |
      excess of account                            |                   |
      balances..................         1.3       |          2.2      |         0.9
  Underwriting, acquisition and                    |                   |
    insurance expenses:                            |                   |
    Commissions.................         9.9       |         26.5      |        16.6
    General expenses............         5.9       |         15.3      |         9.4
    Insurance taxes.............         0.7       |          1.9      |         1.2
    Policy acquisition costs....                   |                   |
      deferred                         (11.7)      |        (31.0)     |       (19.3)
  Amortization:                                    |                   |
    Deferred policy acquisition                    |                   |
      costs.....................         0.2       |          2.6      |         2.4
    Present value of in force                      |                   |
      acquired..................         2.7       |          3.7      |         1.0
    Goodwill....................         0.6       |          0.6      |          --
                                      ------       |       ------      |      ------
                                      $ 15.3       |       $ 31.9      |      $ 16.6
                                      ======       |       ======      |      ======


Total insurance benefits and expenses increased 59.3%, or $18.8 million, in 1997 from $31.9 million in 1996. Interest credited to account balances increased 164.4%, or $16.6 million, in 1997 as a result of higher account balances associated with the Company's fixed account option within its variable products.

Commissions increased 37.3%, or $9.8 million, in 1997 from $26.5 million in 1996. Insurance taxes increased 23.3%, or $0.4 million, in 1997 from $1.9 million in 1996. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales.

Insurance taxes are also impacted by several other factors which include an increase in FICA taxes primarily due to bonuses and an increase in state licenses and fees. Most costs incurred as the result of new sales were deferred, thus having very little impact on earnings.

General expenses increased 12.6%, or $2.0 million, in 1997 from $15.3 million in 1996 due in part to certain expenses associated with the merger occurring on October 24, 1997. In addition, the Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. This increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

During the second quarter of 1997, present value of in force acquired ("PVIF") was unlocked by $2.3 million to reflect narrower current spreads than the gross profit model assumed. The Company's deferred policy acquisition costs ("DPAC"), previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44.3 million representing PVIF was established for all policies in force at the merger date. The amortization of PVIF and DPAC increased $2.4 million, or 37.1%, in 1997. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997, is $6.2 million in 1998, $6.0 million in 1999, $5.6 million in 2000, $5.0 million in 2001 and $4.2 million in 2002.

Amortization of goodwill for the year ended December 31, 1997 totaled $2.0 million compared to $0.6 million for the year ended December 31, 1996.

Interest expense on the $25 million surplus note issued December 1996 was $2.0 million for the year ended December 31, 1997. Interest on any line of credit borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. During 1997, the Company paid $0.6 million to Equitable for interest on the line of credit.

INCOME. Net income on a combined basis for 1997 was $0.3 million, a decrease of $3.2 million, or 91.4%, from 1996.

                          FINANCIAL CONDITION
RATINGS. During 1998, the Companies' ratings were upgraded by Standard & Poor's Rating Services ("Standard & Poor's") from AA to AA+. During the first quarter of 1999, the Companies' ratings were upgraded by Duff & Phelps Credit Rating Company from AA+ to AAA.

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investment portfolio grew 8.7% and 10.5%, respectively, during the first nine months of 1999. All of the Companies' investments, other than mortgage loans on real estate, are carried at fair value in the Companies' financial statements. As such, growth in the carrying value of the Companies' investment portfolio included changes in unrealized appreciation and depreciation of fixed maturities as well as growth in the cost basis of these securities. Growth in the cost basis of the Companies' investment portfolio resulted from the investment of premiums from the sale of the Companies' fixed account options. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account options of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities and short-term investments.

At September 30, 1999 and December 31, 1998, the Companies had no investments in default. At September 30, 1999 and December 31, 1998, the Companies' investment portfolio had a yield of 6.6% and 6.4%, respectively.

The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 98.0% of amortized cost value at September 30, 1999 (100.2% at December
31, 1998).

Fixed Maturities: At September 30, 1999, the Companies had fixed maturities with an amortized cost of $815.0 million and an estimated fair value of $798.7 million. At December 31, 1998, the Companies had fixed maturities with an amortized cost of $739.8 million and an estimated fair value of $742.0 million.

The Companies classify 100% of securities as available for sale. At September 30, 1999, net unrealized depreciation on fixed maturities of $16.3 million was comprised of gross appreciation of $0.8 million and gross depreciation of $17.1 million. Net unrealized holding losses on these securities, net of adjustments to VPIF, DPAC, and deferred income taxes of $4.0 million, was included in stockholder's equity at September 30, 1999. At December 31, 1998 net unrealized appreciation of fixed maturities of $2.2 million was comprised of gross appreciation of $6.7 million and gross depreciation of $4.5 million. Net unrealized holding gains on these securities, net of adjustments to VPIF, DPAC, and deferred income taxes of $1.0 million was included in stockholder's equity at December 31, 1998.

The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies, and corporations, that are rated at least A- by Standard & Poor's ($528.0 million or 64.8% at September 30, 1999 and $477.4 million or 64.5% at December 31, 1998), that are rated BBB+ to BBB- by Standard & Poor's ($138.0 million or 16.9% at September 30, 1999 and $124.0 million or 16.8% at December 31, 1998) and below investment grade securities which are securities issued by corporations that are rated BB+ to CCC-by Standard & Poor's ($72.3 million or 8.9% at September 30, 1999 and $51.6 million or 7.0% at December 31, 1998). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2, 3 or 4 ($76.7 million or 9.4% at September 30, 1999 and $86.8 million or 11.7% at December 31,
1998). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.6% at September 30, 1999 and 6.5% at December 31, 1998.

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

At September 30, 1999, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $73.7 million, or 7.4%, of the Companies' investment portfolio ($52.7 million, or 5.9%, at December 31, 1998). The Companies intend to purchase additional below investment grade securities but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At September 30, 1999, the yield at amortized cost on the Companies' below investment grade portfolio was 7.8% compared to 6.6% for the Companies' investment grade corporate bond portfolio. AAt December 31, 1998, the yield at amortized cost on the Companies' below investment grade portfolio was 7.9% compared to 6.4% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $70.5 million, or 95.6% of amortized cost value, at September 30, 1999 ($51.7 million, or 98.1% of amortized cost value, at December 31, 1998).

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

During the nine months ended September 30, 1999 and Ifor the year ended December 31, 1998, fixed maturities designated as available for sale with a combined amortized cost of $170.6 million and $145.3 million, respectively, were called or repaid by their issuers. In total, net pre-tax losses from sales, calls, and repayments of fixed maturities amounted to $2.2 million and $0.5 million, for the first nine months of 1999 and for the year ended December 31, 1998, respectively.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of approximately $1.0 million to reduce the carrying value of the bonds to their combined net realizable value of $2.9 million. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizeable value. As a result, at June 30, 1999 Golden American recognized a total pre-tax loss of approximately $1.6 million to further reduce the carrying value of the bonds to their combined net realizeable value of $1.1 million.

Equity Securities: At September 30, 1999 and December 31, 1998, Eequity securities represented 1.5% and 1.6%, respectively, of the Companies' investment portfolio. At September 30, 1999 and December 31, 1998, the Companies owned equity securities with a cost of $14.4 million and an estimated fair value of $13.7 million and $11.5 million, respectively. At September 30, 1999, net unrealized depreciation of equity securities of $0.7 million was comprised of gross appreciation of $0.3 million and gross depreciation of $1.0 million at December 31, 1998 net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2.9 million . Equity securities are primarily comprised of investments in shares of the mutual funds underlying the Companies' registered separate accounts.

Mortgage Loans on Real Estate: Mortgage loans on real estate represented 9.5% and 10.9% of the Companies' investment portfolio at September 30, 1999 and at December 31, 1998, respectively. Mortgages outstanding at amortized cost were $93.9 million September 30, 1999 with an estimated fair value of $91.2 million. Mortgages outstanding were $97.3 million at December 31, 1998 with an estimated fair value of $99.8 million. At September 30, 1999, the Companies' mortgage loan portfolio included 57 loans with an average size of $1.6 million and average seasoning of 0.8 years if weighted by the number of loans. At December 31, 1998, Tthe Companies' mortgage loan portfolio includeds 57 loans with an average size of $1.7 million and average seasoning of
0.9 years if weighted by the number of loans. The Companies' mortgage loans on real estate are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location.

Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997) and Georgia (10% in
1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997).
As of September 30, 1999, there have been no significant changes to the concentrations of mortgage loans on real estate compared to December 31, 1998. At September 30, 1999 and December 31, 1998, the yield on the Companies' mortgage loan portfolio was 7.3%.

At September 30, 1999 and December 31, 1998, no mortgage loan on real estate was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of ING in the U.S. The insurance subsidiaries of EIC have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Accrued investment income increased $2.3 million during the first nine months of 1999 due to an increase in the overall size of the portfolio resulting from the investment of premiums allocated to the fixed account options of the Companies' variable products.

DPAC represents certain deferred costs of acquiring insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business after the merger. The Companies' previous balances of DPAC and VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. At September 30, 1999, the Companies had DPAC and VPIF balances of $439.2 million and $33.0 million ($205.0 million and $36.0 million, respectively at December 31, 1998). During the first nine months of 1998, VPIF decreased $2.7 million to adjust the value of other receivables and increased $0.2 million as a result of an adjustment to the merger costs.

Property and equipment increased $5.7 million, or 77.1%, during the first nine months of 1999, due to the purchase of furniture and other equipment for Golden American's new offices in West Chester, Pennsylvania. Property and equipment increased $5.8 million during 1998, due to installation of a new policy administration system, introduction of an imaging system as well as the growth in the business.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of September 30, 1999 and December 31, 1998 was $7.2 million and $4.4 million, respectively.

Other assets increased $35.8 million during the first nine months of 1999 due mainly to an increase in a receivable from the separate account. Other assets increased $5.5 million during 1998 due mainly to an increase in amounts due from an unaffiliated reinsurer under a modified coinsurance agreement.

At September 30, 1999, the Companies had $5.6 billion of separate account assets compared to $3.4 billion at December 31, 1998. The increase in separate account assets resulted from market appreciation, increased transfer activity, and sales of the Companies' variable annuity products, net of redemptions. At December 31, 1998, the Companies had $3.4 billion of separate account assets compared to $1.6 billion at December 31, 1997. The increase in separate account assets resulted from market appreciation and growth in sales of the Companies' variable annuity products, net of redemptions.

At September 30, 1999, the Companies had total assets of $7.3 billion, a 53.9% increase from December 31, 1998. At December 31, 1998, the Companies had total assets of $4.8 billion, an increase of 94.3% from December 31, 1997.

LIABILITIES. In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.5 billion, or 55.9%, during the first nine months of 1999 and totaled $6.9 billion at September 30, 1999. At September 30, 1999, future policy benefits for annuity and interest sensitive life products increased $128.3 million, or 14.6%, to $1.0 billion reflecting premium growth in the Companies' fixed account options of its variable products, net of transfers to the separate accounts. Market appreciation, increased transfer activity, and premiums, net of redemptions, accounted for the $2.2 billion, or 64.9%, increase in separate account liabilities to $5.6 billion at September 30, 1999.

In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.2 billion, or 98.2%, during 1998 and totaled $4.4 billion at December 31, 1998. Future policy benefits for annuity and interest sensitive life products increased $375.8 million, or 74.4%, to $881.1 million reflecting premium growth in the Companies' fixed account option of its variable products. Market appreciation and premium growth, net of redemptions, accounted for the $1.7 billion, or 106.3%, increase in separate account liabilities to $3.4 billion at December 31, 1998.

On September 30, 1999, Golden American issued a $75 million, 7.75% surplus note to ING AIH, which matures on September 29, 2029.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life, which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable which matures on December 17, 2026. As a result of the merger, the surplus note is now payable to EIC.

At September 30, 1999, other liabilities increased $47.5 million from $32.6 million at December 31, 1998, due primarily to increases in securities payables and remittances to be applied.

At December 31, 1998, other liabilities increased $15.3 million from $17.3 million at December 31, 1997, due primarily to increases in accounts payable, outstanding checks, guaranty fund assessment liability, and pension liability.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $100.0 million, or 28.8%, from December 31, 1998 to $447.6 million at September 30, 1999 due to capital contributions from the Parent. Additional paid-in capital increased $122.6 million, or 54.5%, from December 31, 1997 to $347.6 million at December 31, 1998 primarily due to capital contributions from the Parent.

                    LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and extra premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash used in operating activities was $60.0 million in the first nine months of 1999 compared to $22.7 million in the same period of 1998. Net cash used in operating activities was $63.9 million in 1998 compared to $4.8 million in 1997. The Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable expenses related to the continued growth in the variable annuity products. The 1998 increase in net cash used in operating activities resulted principally from the introduction of Golden American's extra premium credit product in October 1997. In 1998, $54.4 million in extra premium credits was added to contract holders' account values versus $2.8 million in 1997.

Net cash used in investing activities was $111.3 million during the first nine months of 1999 as compared to $224.5 million in the same period of 1998. This decrease is primarily due to greater net purchases of fixed maturities, equity securities, and mortgage loans on real estate during the first nine months of 1998 than in the same period of 1999. Net purchases of fixed maturities reached $79.7 million during the first nine months of 1999 versus $199.0 million in the same period of 1998. Net sales of mortgage loans on real estate were $3.2 million during the first nine months of 1999 compared to net purchases of $13.2 million during the first nine months of 1998.

Net cash used in investing activities was $390.0 million during 1998 as compared to $198.5 million in 1997. This increase is primarily due to greater net purchases of fixed maturities resulting from an increase in funds available from net fixed account deposits. Net purchases of fixed maturities reached
$331.3 million in 1998 versus $135.3 million in 1997. Net purchases of mortgage loans on real estate, on the other hand, declined to $12.6 million from $51.2 at December 31, 1997in the prior year. In 1998, net purchases of short-term investments were unusually high due to the investment of the remaining proceeds of Golden American's $60.0 million surplus note issued on December 30, 1998.

Net cash provided by financing activities was $177.5 million during the first nine months of 1999 compared to $245.1 million during the same period of 1998. In the first nine months of 1999, net cash provided by financing activities was positively impacted by net fixed account deposits of $441.7 million compared to $300.0 million in the same period of 1998. This increase was offset by net reallocations to the Companies' separate accounts, which increased to $439.2 million from $163.5 million during the prior year, and by a decrease in net borrowings of $54.8 million in the first nine months of 1999 compared to the first nine months of 1998. In the first nine months of 1999, another important source of cash provided by financing activities was $100.0 million in capital contributions from the Parent compared to $53.8 million in the first nine months of 1998. In addition, another source of cash provided by financing activities during the third quarter of 1999 was $75.0 million in proceeds from a surplus note with ING AIH.

Net cash provided by financing activities was $439.5 million during 1998 as compared to $218.6 million during the prior year. In 1998, net cash provided by financing activities was positively impacted by net fixed account deposits of $520.8 million compared to $303.6 million in 1997. This increase was partially offset by net reallocations to the Companies' separate accounts, which increased to $239.7 million from $110.1 million during the prior year. In 1998, other important sources of cash provided by financing activities were $98.4 million of capital contributions from the Parent and $60.0 million of proceeds from the issuance of a surplus note on December 30, 1998. The Companies have used part of the proceeds of the surplus note to repay outstanding short-term debt.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH, which expires on December 31, 2007. In addition, the Companies have an $85.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2000. Management believes that these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity products. It is anticipated that a continuation of capital contributions from the Parent and the issuance of additional surplus notes will cover these net cash outflows. ING is committed to the sustained growth of Golden American. During 1999, ING will maintain Golden American's statutory capital and surplus at the end of each quarter at a level such that: 1) the ratio of Total Adjusted Capital divided by Company Action Level Risk Based Capital exceeds 300%; 2) the ratio of Total Adjusted Capital (excluding surplus notes) divided by Company Action Level Risk Based Capital exceeds 200%; and
3) Golden American's statutory capital and surplus exceeds the "Amounts Accrued for Expense Allowances Recognized in Reserves" as disclosed on page 3, Line 13A of Golden American's Statutory Statement.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. During the third quarter of 1999, Golden American occupied an additional 20,000 square feet and currently occupies 85,000 square feet of leased space, its affiliate occupies 20,000 square feet, and it has made commitments for an additional 20,000 square feet to be occupied by itself or its affiliates during the fourth quarter of 1999. Previously, Golden American's home office operations were housed in leased locations in Wilmington, Delaware and various locations in Pennsylvania, which were leased on a short-term basis for use in the transition to the new office building. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $1.0 million on capital needs during the remainder of 1999.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying any dividends to Golden American during 1999.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Companies have total adjusted capital well above all required capital levels.

Reinsurance: At September 30, 1999 and at December 31, 1998, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

                  MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The

Companies' products also
provide certain minimum death benefits that depend on the performance of the variable separate accounts. Currently the majority of death benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year-end 1998 levels, variable separate account funds, which represent 85% of the in force as of September 30, 1999, pass the risk in underlying fund performance to the contract holder (except for certain minimum guarantees that are mostly reinsured). With respect to interest rate movements up or down 100 basis points from year-end 1998 levels, the remaining 15% of the in force as of September 30, 1999 are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.


     CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

 1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

 2. Changes in the federal income tax laws and regulations which may affect the tax status of the Companies'products.

 3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

 4. Increasing competition in the sale of the Companies' products.

 5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Companies' variable products.

 6. To the extent third parties are unable to transact business in the Year 2000 and thereafter, the Companies' operations could be adversely affected.


                         OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of annuity and life insurance products. Golden American and its affiliate DSI are party to in excess of 140 sales agreements with broker-dealers, three of whom, Locust Street Securities, Inc., Vestax Securities

Corporation, and Multi-Financial Securities Corporation, are affiliates of Golden American. As of September 30, 1999, two broker-dealers produce 10% or more of Golden American's product sales.

REINSURANCE. Golden American reinsures its mortality risk associated with the Contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are approximately 2,350 stock, mutual and other types of insurers in the life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

SERVICE AGREEMENTS.  Beginning in 1994 and continuing until August
13, 1996, Bankers Trust (Delaware), a subsidiary of Bankers Trust
New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware)in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement for 1996 through its termination as of August 13, 1996 were $0.5 million.

Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsidiary First Golden American Life Insurance Company of New York ("First Golden"), $0.9 million, $1.1 million, and $29,000 for the first nine months of 1999 and the years ended December 31, 1998 and 1997, respectively, under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $6.8 million, $4.8 million, $2.8 million and $2.3 million for the first nine months of 1999, and the years of 1998, 1997 and 1996, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING
IM"), an affiliate, in which ING IM provides asset management and accounting services for a fee, payable quarterly. For the first nine months of 1999 and for the year ended December 31, 1998, Golden
American and First Golden incurred fees of $1.6 million and $1.5 million, respectively, under this agreement. Prior to 1998, Golden American and First Golden had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Golden American and First Golden paid fees of $1.0 million for 1997 and $72,000 for the period from August 14, 1996 through December 31, 1996, respectively.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Revenues for these services totaled $0.9 million for the first nine months of 1999, $5.8 million for 1998 and $4.3 million for 1997.

The Companies provide resources and services to DSI. Revenues for these services totaled $0.8 million for the first nine months of 1999.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services totaled $0.4 million for the first nine months of 1999 and $2.1 million for 1998.

DISTRIBUTION AGREEMENT. Under a distribution agreement, DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of September 30, 1999 and December 31, 1998, are sold primarily through two broker/dealer institutions. For the nine months ended September 30, 1999 and the years 1998, 1997 and 1996, commissions paid by Golden American to DSI (including commissions paid by First Golden) aggregated $130.4 million, $117.5 million, $36.4 million and $27.1 million, respectively.

EMPLOYEES. Golden American, as a result of its Service Agreement with Bankers Trust (Delaware) and EIC Variable, had very few direct employees. Instead, various management services were provided by Bankers Trust (Delaware), EIC Variable and Bankers Trust New York Corporation, as described above under "Service Agreement." The cost of these services were allocated to Golden American. Since August 14, 1996, Golden American has hired individuals to perform various management services and has looked to Equitable of Iowa and its affiliates for certain other management services.

Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where all of
Golden American's records are maintained. This office space is leased.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance
Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Management's Discussion and Analysis Results of Operations"

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 11 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND OFFICERS

NAME (AGE)                    POSITION(S) WITH THE COMPANY
----------                    ----------------------------
Barnett Chernow (50)          President and Director
Myles R. Tashman (57)         Director, Executive Vice President,
                              General Counsel and Secretary
Michael W. Cunningham (50)    Director
Mark A. Tullis (44)           Director
Phillip R. Lowery (46)        Director
James R. McInnis (51)         Executive Vice President and
                              Chief Marketing Officer
Stephen J. Preston (42)       Executive Vice President and Chief
                              Actuary
E. Robert Koster (41)         Senior Vice President and Chief Financial
                              Officer
Patricia M. Corbett (34)      Treasurer and Assistant V.P.
David L. Jacobson (50)        Senior Vice President and Assistant
                              Secretary
William L. Lowe (35)          Senior Vice President, Sales and Marketing
Ronald R. Blasdell (46)       Senior Vice President, Project Implementation
Steven G. Mandel (40)         Senior Vice President and
                              Chief Information Officer
Gary F. Haynes (54)           Senior Vice President, Operations

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. The principal positions of Golden American's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President and Director of Golden American and President of First Golden in April 1998. From 1993 to 1998, Mr. Chernow served as Executive Vice President of Golden American. He was elected to serve as Executive Vice President and Director of First Golden in September 1996.

Mr. Myles R. Tashman joined Golden American in August 1994 as Senior Vice President and was named Executive Vice President, General Counsel and Secretary effective January 1, 1996. He was elected to serve as a Director of Golden American in January 1998. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden.

Mr. Michael W. Cunningham became a Director of Golden American and First Golden in April 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995.
Currently, he serves as

Executive Vice President and Chief Financial Officer of ING North
America Insurance Corporation, and has worked for them since 1991.

Mr. Mark A. Tullis became a Director of Golden American in January 2000. He has served as Executive Vice President, Strategy and
Operations for ING Americas Region since September 1999.

Mr. Phillip R. Lowery became a Director of Golden American in
April 1999.  He has served as Executive Vice President and Chief
Actuary for ING Americas Region since 1990.

Mr. James R. McInnis joined Golden American in December, 1997 as
Executive Vice President. From 1982 through November 1997, he held several positions with the Endeavor Group and was President upon his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief
Financial Officer of Golden American in September 1998.  From
August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Patricia M. Corbett was elected Treasurer of Golden American in December 1998. She joined Equitable Life Insurance Company of Iowa in 1987 and is currently Treasurer and Assistant Vice President of Equitable Life and USG Annuity & Life Company.

Mr. David L. Jacobson joined Golden American in November 1993 as
Senior Vice President and Assistant Secretary.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an
Executive Vice President and Chief Actuary in June 1998.

Mr. William L. Lowe joined Equitable Life as Vice President, Sales & Marketing in January 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October 1998.

Mr. Steven G. Mandel joined Golden American in October 1988 and became Senior Vice President and Chief Information Officer in
June 1998.

Mr. Ronald R. Blasdell joined Golden American in February 1994 and became Senior Vice President, Project Implementation in June 1998.

Mr. Gary Haynes joined Golden American in April 1999 and became
Senior Vice President, Operations in April 1999.


COMPENSATION TABLES AND OTHER INFORMATION

The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1998. Certain executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI. Executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI pursuant to an arrangement among these companies. Throughout 1995 and until August 13, 1996, Terry L. Kendall served as a Managing Director at Bankers Trust New York Corporation. Compensation amounts for Terry L. Kendall which are reflected throughout these tables prior to August 14, 1996 were not charged to Golden American, but were instead absorbed by Bankers Trust New York Corporation.

EXECUTIVE COMPENSATION TABLE

The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officers and the five other most highly compensated executive officers for the fiscal year ended December 31, 1998. As of the date of this prospectus 1999 data was not yet available.

                                                            LONG-TERM            ALL OTHER
                              ANNUAL COMPENSATION         COMPENSATION         COMPENSATION
                              -------------------   ------------------------   ------------
                                                     RESTRICTED   SECURITIES
NAME AND                                            STOCK AWARDS  UNDERLYING
PRINCIPAL POSITION   YEAR     SALARY     BONUS(1)    OPTIONS(2)   OPTIONS(3)
------------------   ----     ------     --------   ------------  ----------
Barnett Chernow,     1998    $284,171    $105,375                   8,000
 President           1997    $234,167    $ 31,859     $277,576      4,000
                     1996    $207,526    $150,000                               $ 7,755(4)

James R. McInnis,    1998    $250,004    $626,245                   2,000
 Executive Vice
 President

Keith Glover,        1998    $250,000    $145,120                   3,900
 Executive Vice
 President

Myles R. Tashman,    1998    $189,337    $ 54,425                   3,500
 Executive Vice      1997    $181,417    $ 25,000     $165,512      5,000
 President,          1996    $176,138    $ 90,000                              $  5,127(4)
 General Counsel
 and Secretary

Stephen J. Preston,  1998    $173,870    $ 32,152                   3,500
 Executive Vice      1997    $160,758    $ 16,470
 President           1996    $156,937    $ 58,326
 and Chief Actuary

Paul R. Schlaack,    1998    $406,730    $210,600
 Former Chairman     1997    $351,000    $249,185    $1,274,518     19,000       $15,000
 and Vice President  1996    $327,875    $249,185    $  245,875     19,000       $15,000

Terry L. Kendall,    1998    $145,237    $181,417
 Former President    1997    $362,833    $ 80,365    $  644,844     16,000
 and CEO             1996    $288,298    $400,000                                $11,535(4)


 (1) The amount shown relates to bonuses paid in 1998, 1997 and 1996.
 (2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
 (3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change in control of Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.
 (4) In 1996, Contributions were made by the Company on behalf of the employee to PartnerShare, the deferred compensation plan sponsored by Bankers Trust New York Corporation and its affiliates for the benefit of all Bankers Trust employees, in February of 1996 to employees on record as of December 31, 1996, after an employee completed one year of service with the company. This contribution could be in the form of deferred compensation and/or a cash payment. In 1996, Mr. Kendall received $9,000 of deferred compensation and $2,535 of cash payment from the plan; Mr. Chernow received $6,000 of deferred compensation and $1,755 of cash payment from the plan; Mr. Tashman received $4,000 of deferred compensation and $1,127 of cash payment from the plan.

OPTION GRANTS IN LAST FISCAL YEAR (1998)

                                                                            POTENTIAL
                                                                       REALIZABLE VALUE AT
                                                                         ASSUMED ANNUAL
                              % OF TOTAL                                RATES OF STOCK
                  NUMBER OF     OPTIONS                                PRICE APPRECIATION
                  SECURITIES  GRANTED TO                                   FOR OPTION
                  UNDERLYING  EMPLOYEES      EXERCISE                       TERM (3)
                   OPTIONS    IN FISCAL       OR BASE   EXPIRATION     ------------------
NAME              GRANTED(1)    YEAR         PRICE (2)     DATE           5%        10%
----              ----------    -----        ---------     ----           --        ---
Barnett Chernow     8,000       11.99         $60.518    5/26/2003     $164,016  $362,433
James R. McInnis    2,000        3.00         $60.518    5/26/2003     $ 41,004  $ 90,608
Keith Glover        3,900        5.85         $60.518    5/26/2003     $ 79,958  $176,686
Myles R. Tashman    3,500        5.25         $60.518    5/26/2003     $ 71,758  $158,564
Stephen J. Preston  3,500        5.25         $60.518    5/26/2003     $ 71,758  $158,564


 (1) Stock appreciation rights granted on May 26, 1998 to the officers of Golden American have a three-year vesting period and an expiration date as shown.
 (2) The base price was equal to the fair market value of ING's stock on on the date of grant.
 (3) Total dollar gains based on indicated rates of appreciation of share price over a the five year term of the rights.

Directors of Golden American receive no additional compensation for serving as a director.

[Shaded Section Header]
--------------------------------------------------------------------------
  UNAUDITED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------
For the Nine Months Ended September 30, 1999

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                       (Dollars in thousands, except per share data)

                                            September 30, 1999  December 31, 1998
                                            ------------------  -----------------
ASSETS
Investments:
 Fixed maturities, available for sale, at
  fair value (cost:  1999 -- $815,027;
  1998 -- $739,772)                           $  798,708          $  741,985
 Equity securities, at fair value (cost:          13,679              11,514
  1999 -- $14,437; 1998 -- $14,437)
 Mortgage loans on real estate                    93,884              97,322
 Policy loans                                     13,454              11,772
 Short-term investments                           66,519              41,152
                                              ----------          ----------
Total investments                                986,244             903,745

Cash and cash equivalents                         12,908               6,679
Due from affiliates                                1,460               2,983
Accrued investment income                         11,896               9,645
Deferred policy acquisition costs                439,176             204,979
Value of purchased insurance in force             32,984              35,977
Current income taxes recoverable                     204                 628
Deferred income tax asset                         29,690              31,477
Property and equipment, less allowances
 for depreciation of $2,807 in 1999
 and $801 in 1998                                 13,017               7,348
Goodwill, less accumulated amortization
 of $7,242 in 1999 and $4,408 in 1998            143,886             146,719
Other assets                                      42,072               6,239
Separate account assets                        5,598,490           3,396,114
                                              ----------          ----------
Total assets                                  $7,312,027          $4,752,533
                                              ==========          ==========


LIABILITIES  AND  STOCKHOLDER'S  EQUITY
Policy liabilities and accruals:
 Future policy benefits:
  Annuity and interest sensitive life
    products                                  $1,009,382            $881,112
  Unearned revenue reserve                         5,855               3,840
 Other policy claims and benefits                     15                  --
                                              ----------          ----------
                                               1,015,252             884,952

Surplus notes                                    160,000              85,000
Due to affiliates                                  4,328                  --
Other liabilities                                 80,081              32,573
Separate account liabilities                   5,598,490           3,396,114
                                              ----------          ----------
                                               6,858,151           4,398,639

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
  authorized, issued,                              2,500               2,500
  and outstanding  250,000 shares
 Additional paid-in capital                      447,640             347,640
 Accumulated other comprehensive loss             (4,464)               (895)
 Retained earnings                                 8,200               4,649
                                              ----------          ----------
Total stockholder's equity                       453,876             353,894
                                              ----------          ----------
Total liabilities and stockholder's
 equity                                       $7,312,027          $4,752,533
                                              ==========          ==========


                                  See accompanying notes.


                                          73

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                               (Dollars in thousands)


                                                For the Nine       For the Nine
                                                Months ended       Months ended
                                             September 30, 1999  September 30, 1998
                                             ------------------  ------------------
Revenues:
 Annuity and interest sensitive
  life product charges                           $  55,195           $ 26,984
 Management fee revenue                              6,755              3,257
 Net investment income                              42,671             29,296
 Realized gains (losses) on
  investments                                       (2,215)               436
 Other income                                        7,448              4,805
                                                 ---------           --------
                                                   109,854             64,778
Insurance benefits and expenses:
 Annuity and interest sensitive
  life benefits:
  Interest credited to account                     125,404             64,110
   balances
  Benefit claims incurred in                         3,452                862
   excess of account balances
 Underwriting, acquisition, and
  insurance expenses:
  Commissions                                      134,585             84,958
  General expenses                                  47,551             23,480
  Insurance taxes, state                             3,545              2,680
   licenses, and fees
  Policy acquisition costs                        (244,840)          (133,616)
   deferred
  Amortization:
   Deferred policy acquisition                      19,699              4,014
    costs
   Value of purchased insurance                      4,803              3,252
    in force
   Goodwill                                          2,834              2,834
                                                 ---------           --------
                                                    97,033             52,574
 Interest expense                                    5,552              3,033
                                                 ---------           --------
                                                   102,585             55,607
                                                 ---------           --------
 Income before income taxes                          7,269              9,171

 Income taxes                                        3,718              4,294
                                                 ---------           --------
 Net income                                      $   3,551           $  4,877
                                                 =========           ========


                                 See accompanying notes.


                                          74

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                               (Dollars in thousands)


                                                For the Nine       For the Nine
                                                Months ended       Months ended
                                             September 30, 1999  September 30, 1998
                                             ------------------  ------------------
NET CASH USED IN OPERATING ACTIVITIES            $ (60,026)          $ (22,666)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
 Fixed maturities -- available for sale             170,548              92,707
 Mortgage loans on real estate                        4,241               3,145
 Short-term investments  -- net                          --               2,575
                                                 ----------          ----------

                                                    174,789              98,427

Acquisition of investments:
 Fixed maturities -- available for sale            (250,277)           (291,687)
 Equity securities                                       --             (10,000)
 Mortgage loans on real estate                       (1,034)            (16,390)
 Policy loans -- net                                 (1,682)             (1,385)
 Short term investments -- net                      (25,367)                 --
                                                 ----------          ----------
                                                   (278,360)           (319,462)
Net purchase of property and equipment               (7,700)             (3,470)
                                                 ----------          ----------
Net cash used in investing activities              (111,271)           (224,505)

FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement             488,950             242,847
 borrowings
Repayment of reciprocal loan agreement             (488,950)           (202,847)
 borrowings
Proceeds from revolving note payable                131,595              20,082
Repayment of revolving note payable                (131,595)                 --
Proceeds from surplus note                           75,000                  --
Repayment of line of credit borrowings                   --              (5,309)
Receipts from annuity and interest
 sensitive life policies credited
 to account balances                                540,464             350,385
Return of account balances on annuity
 and interest sensitive life policies               (98,715)            (50,370)
Net reallocations to Separate Accounts             (439,223)           (163,455)
Contributions from parent                           100,000              53,750
                                                 ----------          ----------
Net cash provided by financing                      177,526             245,083
 activities
                                                 ----------          ----------

Increase (decrease) in cash and cash
 equivalents                                          6,229             (2,088)

Cash and cash equivalents at beginning
 of period                                            6,679             21,039
                                                 ----------          ----------
Cash and cash equivalents at end of
 period                                          $   12,908          $   18,951
                                                 ==========          ==========


SUPPLEMENTAL DISCLOSURE OF CASH FLOW
INFORMATION
Cash paid during the period for:
 Interest                                        $    5,078          $   3,493
 Taxes                                                   10                 80
Non-cash financing activities:
 Non-cash adjustment to additional paid
  in capital for adjusted merger costs                   --                143
 Non-cash contribution of capital from
  parent to repay line of credit
  borrowings                                             --             18,750


                                  See accompanying notes.


                                           75

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999


1.  BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, the financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments were of a normal recurring nature, unless otherwise noted in Management's Discussion and Analysis and the Notes to Financial Statements. Operating results for the nine months ended September 30, 1999 are not necessarily indicative of the results that may be expected for the year ending December 31, 1999. These financial statements should be read in conjunction with the financial statements and related notes included in the Golden American Life Insurance Company's annual report on Form 10-K for the year ended December 31, 1998.

CONSOLIDATION
The condensed consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American, collectively, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"). On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc., a Delaware corporation.

FAIR VALUES
Estimated fair values of publicly traded fixed maturities for 1999 are as reported by an independent pricing service.

STATUTORY
Net loss for Golden American as determined in accordance with statutory accounting practices was $75,508,000 and $32,198,000 for the nine months ended September 30, 1999 and 1998, respectively. Total statutory capital and surplus was $285,674,000 at September 30, 1999 and $183,045,000 at
December 31, 1998.

RECLASSIFICATIONS
Certain amounts in the September 30, 1998 and December 31, 1998 financial statements have been reclassified to conform to the September 30, 1999 financial statement presentation.

2.  COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the Statement of Financial Accounting Standard ("SFAS") No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999


2.  COMPREHENSIVE INCOME (continued)

Companies' available for sale securities (net of adjustments for value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes) to be included in other comprehensive income.

During the third quarter and first nine months of 1999, other comprehensive income (loss) for the Companies amounted to $2,059,000 and $(18,000), respectively ($2,426,000 and $5,478,000, respectively, for the same periods of 1998). Included in these amounts are other comprehensive income (loss) for First Golden of $(14,000) and $(258,000) for the third quarter and first nine months of 1999, respectively ($601,000 and $1,174,000, respectively, for the same periods of 1998). Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(460,000) and $(2,512,000) during the third quarter and first nine months of 1999, respectively ($263,000 and $388,000, respectively, for the same periods of 1998). Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments for VPIF and DPAC totaling $(38,000) and $297,000 for the third quarter and first nine months of 1999, respectively ($40,000 and $48,000, respectively, for the same periods of 1998).

3.  INVESTMENTS

INVESTMENT VALUATION ANALYSIS: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000.

4.  RELATED PARTY TRANSACTIONS

OPERATING AGREEMENTS: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. The Companies paid commissions and expenses to DSI totaling $50,131,000 in the third quarter and $130,419,000 for the first nine months of 1999 ($32,104,000 and $82,548,000, respectively, for the same periods of 1998).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the third quarter and first nine months of 1999, the fee was $2,659,000 and $6,755,000, respectively ($1,234,000 and $3,257,000, respectively, for the same periods of 1998).

The Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the third quarter and first nine months of 1999, the Companies incurred fees of $523,000 and

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

4.  RELATED PARTY TRANSACTIONS (continued)

$1,637,000, respectively, under this agreement ($341,000 and $1,013,000, respectively, for the same periods of 1998).

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable at June 30, 1999 or 1998.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $237,000 in the third quarter of 1999 and $898,000 for the first nine months of 1999 ($1,524,000 and $5,091,000, respectively, for the same periods of 1998).

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $50,000 in the third quarter of 1999 and $855,000 for the first nine months of 1999 ($261,000 and $575,000, respectively, for the same periods of 1998).

The Companies provide resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $276,000 in the third quarter of 1999 and $759,000 for the first nine months of 1999 ($19,000 and $57,000, respectively, for the same periods of 1998).

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $159,000 in the third quarter of 1999 and $376,000 for the first nine months of 1999.

For the third quarter of 1999, the Companies received 7.8% of total premiums (9.7% in the same period of 1998), net of reinsurance, for variable products sold through four affiliates, Locust Street Securities, Inc. ("LSSI"), Vestax Securities Corporation ("Vestax"), DSI, and Multi-Financial Securities Corporation ("Multi-Financial") of $46,600,000, $12,900,000, $0, and $11,000,000, respectively ($34,600,000, $14,200,000,
$1,800,000, and $4,100,000, respectively, for the same period of 1998). For the first nine months of 1999, the Companies received 9.5% of total premiums (10.0% in the same period of 1998), net of reinsurance, from LSSI, Vestax, DSI, and Multi-Financial of $121,900,000, $72,000,000, $2,300,000, and $24,400,000, respectively ($92,700,000, $30,000,000,
$10,700,000, and $10,000,000, respectively, for the same period of 1998).

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

4.  RELATED PARTY TRANSACTIONS (continued)

$397,000 in the third quarter of 1999 and $633,000 for the first nine months of 1999 ($505,000 and $1,269,000, respectively, for the same periods of 1998). At September 30, 1999, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

LINE OF CREDIT: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the first quarter of 1998. The outstanding balance was paid by a capital contribution from the Parent and with funds borrowed from ING AIH.

SURPLUS NOTES: On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred no interest expense in the third quarter of 1999.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,088,000 in the third quarter of 1999 and $3,263,000 for the first nine months of 1999.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $516,000 in the third quarter of 1999 and $1,547,000 for the first nine months of 1999, unchanged from the same periods of 1998. As a result of the merger, the surplus note is now payable to EIC.

STOCKHOLDER'S EQUITY: During the third quarter of 1999 and the first nine months of 1999, Golden American received capital contributions from its Parent of $20,000,000 and $100,000,000, respectively ($0 and $72,500,000, respectively, for the same periods of 1998).

5.  COMMITMENTS AND CONTINGENCIES

REINSURANCE: At September 30, 1999, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. At September 30, 1999 and 1998, the Companies had a net receivable of $14,041,000 and $6,539,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $2,268,000 and $257,000, respectively, for claims recoverable from reinsurers, $918,000 and $451,000, respectively, for a payable for reinsurance premiums and $12,691,000 and $6,733,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $2,638,000 in the third quarter of 1999 and $6,656,000 for the first nine months of 1999 compared to $1,293,000 and $3,259,000, respectively, for the same periods in 1998. Also included in the accompanying financial statements are net policy benefits of

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

5.  COMMITMENTS AND CONTINGENCIES (continued)

$2,569,000 in the third quarter of 1999 and $4,008,000 for the first nine months of 1999 compared to $1,272,000 and $2,096,000, respectively, for the same periods in 1998.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty.

GUARANTY FUND ASSESSMENTS: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $208,000 and $598,000 in the third quarter and first nine months of 1998, respectively. At September 30, 1999, the Companies have an undiscounted reserve of $2,444,000 to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.


LITIGATION: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

VULNERABILITY FROM CONCENTRATIONS: The Companies have various concentrations in the investment portfolio. The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact on the Companies' financial condition. Two broker/dealers, each having at least ten percent of total sales, generated 29% of the Companies' sales during the first nine months of 1999 (10% by one broker/dealer in the same period of 1998). The Premium Plus variable annuity product generated 78% of the Companies' sales during the first nine months of 1999 (59% in the same period of 1998).

REVOLVING NOTE PAYABLE: To enhance short-term liquidity, the Companies established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. As of July 31, 1999, the SunTrust Bank, Atlanta revolving note facility was extended to July 31, 2000. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the quarter and nine months ended September 30, 1999, the Companies paid interest expense of $55,000 and $109,000, respectively ($6,000 for the same periods of 1998). At September 30, 1999, the Companies did not have any borrowings under this agreement.

[Shaded Section Header]
--------------------------------------------------------------------------
      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. These financials are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
 Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
                                                                                                     ---------
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
                                                                                                      --------
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --              --
                                    ------    -------      --------     -------         ------        --------
Balance at December 31, 1996......   2,500         --       137,372         262            350         140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729             729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --           1,543
                                                                                                      --------
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --           1,121
                                    ------    -------      --------     -------         ------        --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079        $143,877
                                    ======    =======      ========      ======         ======        ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
                                                                                                    --------
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
                                                                                                    --------
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No.
115, "Accounting for Certain Investments in Debt and Equity
Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading."
Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING

As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

with unrealized
appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

13% in 1997)
and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)


The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


6.   Merger (continued)

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======
Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


7.   Acquisition (continued)

allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.


8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  =------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --               (130)
 Fixed maturity securities..........         (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $5,833,000 for the year ended December 31, 1998 ($1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

October 24, 1997, respectively). On December 17, 1996,
Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11.  COMMITMENTS AND CONTINGENCIES (continued)

in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1999 - $1,528,000;
2000 - $1,429,000; 2001 - $1,240,000; 2002 - $1,007,000;
2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

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                  STATEMENT OF ADDITIONAL INFORMATION


TABLE OF CONTENTS

      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              2
      Performance Information                                2
      IRA Withdrawal Option                                  6
      Other Information                                      6
      Financial Statements of Separate Account B             6
      Appendix  Description of Bond Ratings                A-1



PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP

106297 DVA Plus  Form 1 (02/00)

                  This page intentionally left blank.

                              APPENDIX A
                    CONDENSED FINANCIAL INFORMATION

Except for the Investors, Large Cap Value and All Cap subaccounts which did not commenced operations as of December 31, 1998, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change.

LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.54              489,531          $7,118       |
| 1997       14.02              227,427           3,188       |
| 1996       13.51               76,505           1,033       |
| 1995       13.03               37,887             494       |
| 10/2/95    12.89                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.33              334,799          $4,796       |
        | 1997       13.83              116,454           1,611       |
        | 1996       13.35               84,960           1,134       |
        | 1995       12.89               62,084             801       |
        | 10/2/95    12.76                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.11            2,069,093         $29,200       |
                | 1997       13.65            1,070,045          14,601       |
                | 1996       13.19              383,231           5,054       |
                | 1995       12.76               93,239           1,190       |
                | 10/2/95    12.63                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.02              263,074          $4,478       |
| 1997       16.13              139,323           2,247       |
| 1996       15.31               83,927           1,285       |
| 1995       14.86               26,976             401       |
| 10/2/95    14.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.77              143,896          $2,413       |
        | 1997       15.91               78,553           1,250       |
        | 1996       15.13               46,293             701       |
        | 1995       14.71               11,834             174       |
        | 10/2/95    14.35                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.52              762,668         $12,599       |
                | 1997       15.70              452,478           7,105       |
                | 1996       14.95              349,417           5,224       |
                | 1995       14.56              136,553           1,988       |
                | 10/2/95    14.20                   --             --        |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $13.17                6,337             $83       |
| 5/1/98     12.17                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.09                6,154             $81       |
        | 5/1/98     12.11                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.00               38,751            $504       |
                | 5/1/98     12.04                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.83              676,433         $10,989       |
| 1997       16.18              224,763           3,636       |
| 1/20/97    13.76                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.72              422,146          $7,479       |
        | 1997       16.10              140,222           2,258       |
        | 1/20/97    13.76                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.60            2,547,293         $44,830       |
                | 1997       16.02              720,866          11,548       |
                | 1/20/97    13.76                   --              --       |
                |-------------------------------------------------------------|


FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $20.84              544,623         $11,351       |
| 1997       19.93              418,686           8,345       |
| 1996       17.50              203,891           3,568       |
| 1995       15.23               49,153             748       |
| 10/2/95    14.77                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.53              441,532          $9,066       |
        | 1997       19.66              341,016           6,706       |
        | 1996       17.29              173,475           2,999       |
        | 1995       15.07               13,988             211       |
        | 10/2/95    14.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $20.23            2,262,811         $45,711       |
                | 1997       19.40            1,737,950          33,720       |
                | 1996       17.08              952,517          16,273       |
                | 1995       14.91              184,364           2,750       |
                | 10/2/95    14.47                   --              --       |
                |-------------------------------------------------------------|


EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.27              395,764          $8,812       |
| 1997       20.83              328,740           6,847       |
| 1996       17.96              289,954           5,207       |
| 1995       16.72              104,463           1,747       |
| 10/2/95    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.94              299,456          $6,569       |
        | 1997       20.55              223,101           4,585       |
        | 1996       17.75              150,732           2,675       |
        | 1995       16.55               21,073             348       |
        | 10/2/95    15.94                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.61            1,762,451         $38,088       |
                | 1997       20.28            1,472,723          29,860       |
                | 1996       17.54            1,117,238          19,593       |
                | 1995       16.38              370,515           6,068       |
                | 10/2/95    15.78                   --              --       |
                |-------------------------------------------------------------|


RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.79            1,199,087         $27,323       |
| 1997       20.22              795,203          16,079       |
| 1996       15.77              297,973           4,699       |
| 1995       13.24               22,934             304       |
| 10/2/95    12.16                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.61            1,050,285         $23,747       |
        | 1997       20.09              739,017          14,847       |
        | 1996       15.69              355,191           5,575       |
        | 1995       13.19               36,100             476       |
        | 10/2/95    12.12                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.43            5,893,538        $132,211       |
                | 1997       19.96            3,670,022          73,267       |
                | 1996       15.62            1,663,079          25,976       |
                | 1995       13.15              300,820           3,956       |
                | 10/2/95    12.09                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.08              537,480          $9,180       |
| 1997       15.45              325,440           5,027       |
| 1996       12.50               50,199             627       |
| 9/3/96     10.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.01              444,973          $7,569       |
        | 1997       15.41              226,587           3,491       |
        | 1996       12.49               38,037             475       |
        | 9/3/96     10.94                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.94            2,202,441         $37,304       |
                | 1997       15.36            1,127,105          17,318       |
                | 1996       12.47              173,758           2,167       |
                | 9/3/96     10.94                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.36              362,210          $5,926       |
| 1997       13.06              161,235           2,106       |
| 1/20/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.29              284,480          $4,636       |
        | 1997       13.03              132,596           1,728       |
        | 1/20/97    11.99                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998     $16.22             1,635,638         $26,538       |
                | 1997      12.99               718,807           9,340       |
                | 1/20/97   11.99                    --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $18.41              454,942          $8,377       |
| 1997       18.36              372,681           6,843       |
| 1996       14.61              181,354           2,649       |
| 1995       13.37               34,272             458       |
| 10/2/95    12.43                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.31              500,101          $9,155       |
        | 1997       18.28              410,757           7,509       |
        | 1996       14.57              249,994           3,642       |
        | 1995       13.36               23,394             313       |
        | 10/2/95    12.41                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.20            2,253,141         $41,004       |
                | 1997       18.20            1,749,956          31,853       |
                | 1996       14.53            1,052,064          15,282       |
                | 1995       13.34              179,453           2,394       |
                | 10/2/95    12.40                   --              --       |
                |-------------------------------------------------------------|


RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $23.03              437,189         $10,068       |
| 1997       18.95              223,067           4,227       |
| 1/20/97    16.43                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.89              335,512          $7,680       |
        | 1997       18.87              142,676           2,692       |
        | 1/20/97    16.43                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.73            2,179,744         $49,533       |
                | 1997       18.77              786,122          14,752       |
                | 1/20/97    16.43                   --              --       |
                |-------------------------------------------------------------|


                                     A3

MANAGED GLOBAL
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.02              649,216          $9,753       |
| 1997       11.76              525,356           6,180       |
| 1996       10.62              226,224           2,402       |
| 1995        9.58               26,722             256       |
| 10/2/95     9.32                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.88              512,728          $7,631       |
        | 1997       11.67              438,611           5,120       |
        | 1996       10.55              231,774           2,446       |
        | 1995        9.53               27,492             262       |
        | 10/2/95     9.28                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.75            3,338,928         $49,237       |
                | 1997       11.58            2,719,073          31,494       |
                | 1996       10.49            1,375,023          14,422       |
                | 1995        9.49              208,957           1,983       |
                | 10/2/95     9.24                   --              --       |
                |-------------------------------------------------------------|

CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $24.75              413,115         $10,233       |
| 1997       22.24              353,774           7,868       |
| 1996       17.46              162,558           2,839       |
| 1995       14.71               24,117             355       |
| 10/2/95    14.31                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.50              370,619          $9,080       |
        | 1997       22.05              286,892           6,326       |
        | 1996       17.34              174,592           3,028       |
        | 1995       14.63               16,369             239       |
        | 10/2/95    14.23                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $24.26            2,345,157         $56,884       |
                | 1997       21.87            1,751,491          38,297       |
                | 1996       17.22            1,106,359          19,054       |
                | 1995       14.55              326,610           4,752       |
                | 10/2/95    14.16                   --              --       |
                |-------------------------------------------------------------|

MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.60              173,070          $3,912       |
| 1997       18.64               85,870           1,600       |
| 1996       15.77               29,878             471       |
| 9/3/96     14.64                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43              183,243          $4,109       |
        | 1997       18.52              112,382           2,081       |
        | 1996       15.70               28,223             443       |
        | 9/3/96     14.64                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.31              992,373         $22,143       |
                | 1997       18.45              503,083           9,284       |
                | 1996       15.66               56,163             880       |
                | 9/3/96     14.64                   --              --       |
                |-------------------------------------------------------------|

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.30              508,588          $7,272       |
| 1997       14.36              406,747           5,840       |
| 1996       11.81              370,536           4,374       |
| 1995       10.01               76,095             762       |
| 10/2/95    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.23              589,815          $8,393       |
        | 1997       14.31              534,105           7,643       |
        | 1996       11.78              231,567           2,729       |
        | 1995       10.01               47,478             475       |
        | 10/2/95    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.16            1,566,193         $22,178       |
                | 1997       14.26            1,345,085          19,186       |
                | 1996       11.76              968,694          11,396       |
                | 1995       10.01              152,633           1,528       |
                | 10/2/95    10.00                   --               --      |
                |-------------------------------------------------------------|

                                     A4

SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.44              446,934          $6,900       |
| 1997       12.92              401,090           5,183       |
| 1996       11.86              198,338           2,352       |
| 1/2/96     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.37              525,379          $8,074       |
        | 1997       12.88              445,138           5,735       |
        | 1996       11.84              227,347           2,692       |
        | 1/2/96     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.30            2,474,802         $37,859       |
                | 1997       12.84            2,029,658          26,068       |
                | 1996       11.82            1,316,663          15,569       |
                | 1/2/96     10.00                   --              --       |
                |-------------------------------------------------------------|

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.07              170,494          $3,763       |
| 1997       25.82              173,241           4,473       |
| 1996       21.30               54,229           1,155       |
| 1995       15.94                2,716              43       |
| 10/2/95    15.06                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.74              125,630          $2,731       |
        | 1997       25.48              113,110           2,882       |
        | 1996       21.04               42,710             899       |
        | 1995       15.78                2,910              46       |
        | 10/2/95    14.91                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.42              797,901         $17,090       |
                | 1997       25.14              888,507          22,334       |
                | 1996       20.79              384,928           8,004       |
                | 1995       15.61               61,143             955       |
                | 10/2/95    14.76                   --              --       |
                |-------------------------------------------------------------|

HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.50              146,678          $2,126       |
| 1997       20.85              154,417           3,219       |
| 1996       19.89               94,213           1,873       |
| 1995       15.11               24,828             375       |
| 10/2/95    14.86                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.28               74,676          $1,067       |
        | 1997       20.57               81,681           1,680       |
        | 1996       19.65               43,232             850       |
        | 1995       14.96                2,847              42       |
        | 10/2/95    14.71                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              574,275          $8,080       |
                | 1997       20.29              632,371          12,834       |
                | 1996       19.42              341,711           6,635       |
                | 1995       14.80               26,605             394       |
                | 10/2/95    14.57                   --              --       |
                |-------------------------------------------------------------|

DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.29                  617              $5       |
| 5/1/98     10.42                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.28               12,180             $89       |
        | 5/1/98     10.42                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.27               49,393            $359       |
                | 5/1/98     10.42                   --              --       |
                |-------------------------------------------------------------|


                                     A5

EMERGING MARKETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $6.56              266,800          $1,751       |
| 1997        8.75              249,197           2,182       |
| 1996        9.78               97,857             957       |
| 1995        9.23               15,670             145       |
| 10/2/95     9.50                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998       $6.51              249,607          $1,625       |
        | 1997        8.70              215,512           1,875       |
        | 1996        9.74              102,267             995       |
        | 1995        9.20               12,465             115       |
        | 10/2/95     9.47                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998       $6.46            1,170,656          $7,563       |
                | 1997        8.64            1,131,253           9,779       |
                | 1996        9.69              679,247           6,581       |
                | 1995        9.17              160,820           1,475       |
                | 10/2/95     9.44                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.09              213,774          $2,157       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.08              118,295          $1,192       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.07              630,858          $6,353       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.12              112,706          $1,253       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.11               53,016            $192       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.10              474,542          $5,268       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|



                                     A6

                                 APPENDIX B

                  MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $9,700

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ( $124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0625 ) ^  2,555 / 365  - 1 ) = $6,270

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ( $124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459
      ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $114,530 / ( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $9,700

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,530 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $130,500 / ( 1.07 / 1.0625 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0625 ) ^  2,555 / 365  - 1 ) = $6,270

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                              APPENDIX C

            SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 - $13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                  C1

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                        ING VARIABLE ANNUITIES


                GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in
                               Delaware


106297  DVA PLUS  Form 1 (02/00)

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                        ING VARIABLE ANNUITIES                            |
                GOLDEN AMERICAN LIFE INSURANCE COMPANY                    |
    Golden American Life Insurance Company is a stock company domiciled   |
                             in Delaware                                  |
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106297  DVA Plus-3                                          02/01/2000    |

                  DVA PLUS PROFILE AND PROSPECTUS
                               FORM TWO

                                        Registration Nos. 33-59261, 811-5626
                                        Filed pursuant to Rule 497
  |
  | [4 DEATH BENEFIT OPTIONS appears down the left margin]
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  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT DVA PLUS/R/
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  |   Fixed and Variable Annuity Contract, February 1, 2000
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  | [ING VARIABLE ANNUITIES appears down left margin]
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  |  Golden American Life Insurance Company
  |  Separate Account B of Golden American Life Insurance Company
  |                                                     ING VARIABLE ANNUITIES
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  |

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

[begin shaded block]
                              PROFILE OF
                         GOLDENSELECT DVA PLUS
                  FIXED AND VARIABLE ANNUITY CONTRACT
                           FEBRUARY 1, 2000

[inset within shaded block]
This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully. [end inset within shaded block]

[end shaded block]

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 25 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 25 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page 9 below.
The optional benefit riders can provide protection in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. The

                                                        DVA PLUS PROFILE
                                                        PROSPECTUS BEGINS AFTER
                                                        PAGE 11 OF THIS PROFILE
riders are not available to Contracts issued before January 1, 2000.
To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phasebegins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

[Table with Shaded Header]
|----------------------------------------------------------------------------|
|                               ANNUITY OPTIONS                              |
|----------------------------------------------------------------------------|
| Option 1   Income for a     Payments are made for a specified number of    |
|            fixed period     years to you or your beneficiary.              |
|----------------------------------------------------------------------------|
| Option 2   Income for       Payments are made for the rest of your life    |
|            life with a      or longer for a specified period such as 10    |
|            period           or 20 years or until the total amount used to  |
|            certain          buy this option has been repaid. This option   |
|                             comes with an added guarantee that payments    |
|                             will continue to your beneficiary for the      |
|                             remainder of such period if you should die     |
|                             during the period.                             |
|----------------------------------------------------------------------------|
| Option 3   Joint life       Payments are made for your life and the life   |
|            income           of another person (usually your spouse).       |
|----------------------------------------------------------------------------|
| Option 4   Annuity plan     Any other annuitization plan that we choose    |
|                             to offer on the annuity start date.            |
|----------------------------------------------------------------------------|


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn age 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment


                                                        DVA PLUS PROFILE
                                   2
when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified
Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money into (1) the fixed account with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 25 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

    THE GCG TRUST
    Liquid Asset Series             Rising Dividends Series     Mid-Cap Growth Series
    Limited Maturity Bond Series    Capital Growth Series       Strategic Equity Series
    Global Fixed Income Series      Growth Series               Small Cap Series
    Total Return Series             Value Equity Series         Real Estate Series
    Fully Managed Series            Research Series             Hard Assets Series
    Equity Income Series            Managed Global Series       Developing World Series
    Investors Series                All Cap Series              Emerging Markets Series
    Large Cap Value                 Capital Appreciation Series

    THE PIMCO TRUST
    PIMCO High Yield Bond Portfolio
    PIMCO StocksPLUS Growth and Income Portfolio

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                         STANDARD                 ENHANCED DEATH BENEFIT
                                       DEATH BENEFIT    ANNUAL RATCHET   7% SOLUTION      MAX 7
    Mortality & Expense Risk Charge       1.15%              1.30%          1.50%         1.60%
    Asset-Based Administrative Charge     0.15%              0.15%          0.15%         0.15%
                                          -----              -----          -----         -----
       Total                              1.30%              1.45%          1.65%         1.75%

If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account and a market value adjustment may apply. The rider charges are as follows:

                                                        DVA PLUS PROFILE
                                   3

OPTIONAL BENEFIT RIDER CHARGES

    Minimum Guaranteed Accumulation Benefit (MGAB) rider
         Waiting Period     Quarterly Charge
         --------------     ----------------
         10 Year............0.125% of the MGAB Charge Base* (0.50% annually)
         20 Year............0.125% of the MGAB Charge Base (0.50% annually)

    Minimum Guaranteed Income Benefit (MGIB) rider
         MGIB Base Rate     Quarterly Charge
         --------------     ----------------
         7%.................0.125% of the MGIB Base*  (0.50% annually)

    Minimum Guaranteed Withdrawal Benefit (MGWB) rider
         Quarterly Charge
         ----------------
         0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

* See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

  COMPLETE YEARS ELAPSED     0  |  1  |  2  |  3  |  4  |  5  |  6  |  7+
     SINCE PREMIUM PAYMENT      |     |     |     |     |     |     |
  SURRENDER CHARGE           7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

                                                        DVA PLUS PROFILE

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, the asset-based administrative charge, the annual contract administrative charge as 0.06% (based on an average contract value of $65,000), and the highest optional rider charge as 0.75% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by 7% each year. (Note, however, for the Liquid Asset and Limited Maturity Bond portfolios, the rider charge is equal to 0.50% because the base for the rider accumulates at the assumed net rate, not 7%.) The second part reflects the same insurance charge, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1998, except for (i) portfolios that commenced operations during 1998 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year
10. For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

                                                        DVA PLUS PROFILE
                                   4

                                                                                  Examples:
                          Total Annual                 Total Annual       Total Charges at the end of:
                        Insurance Charges                Charges            1 Year           10 Years
                        -----------------             -------------     --------------    --------------
                        w/the     w/o     Total       w/the    w/o      w/the    w/o      w/the    w/o
                        Highest   any     Investment  Highest  any      Highest  any      Highest  any
                        Rider     Rider   Portfolio   Rider    Rider    Rider    Rider    Rider    Rider
Investment Portfolio    Charge    Charge  Charges     Charge   Charge   Charge   Charge   Charge   Charge
--------------------    ------    ------  ----------  ------   ------   ------   ------   ------   ------
THE GCG TRUST
Liquid Asset            2.31%     1.81%   0.59%       2.90%    2.40%    $99      $94      $325     $274
Limited Maturity Bond   2.31%     1.81%   0.60%       2.91%    2.41%    $100     $94      $326     $275
Global Fixed Income     2.56%     1.81%   1.60%       4.16%    3.41%    $112     $104     $434     $369
Total Return            2.56%     1.81%   0.97%       3.53%    2.78%    $106     $98      $380     $311
Fully Managed           2.56%     1.81%   0.98%       3.54%    2.79%    $106     $98      $381     $312
Equity Income           2.56%     1.81%   0.98%       3.54%    2.79%    $106     $98      $381     $312
Investors               2.56%     1.81%   1.01%       3.57%    2.82%    $106     $99      $384     $315
Large Cap Value         2.56%     1.81%   1.01%       3.57%    2.82%    $106     $99      $384     $315
Rising Dividends        2.56%     1.81%   0.98%       3.54%    2.79%    $106     $98      $381     $312
Capital Growth          2.56%     1.81%   1.08%       3.64%    2.89%    $107     $99      $390     $321
Growth                  2.56%     1.81%   1.09%       3.65%    2.90%    $107     $99      $391     $322
Value Equity            2.56%     1.81%   0.98%       3.54%    2.79%    $106     $98      $381     $312
Research                2.56%     1.81%   0.94%       3.50%    2.75%    $105     $98      $377     $308
Managed Global          2.56%     1.81%   1.26%       3.82%    3.07%    $108     $101     $405     $338
All Cap                 2.56%     1.81%   1.01%       3.57%    2.82%    $106     $99      $384     $315
Capital Appreciation    2.56%     1.81%   0.98%       3.54%    2.79%    $106     $98      $381     $312
Mid-Cap Growth          2.56%     1.81%   0.95%       3.51%    2.76%    $105     $98      $378     $309
Strategic Equity        2.56%     1.81%   0.99%       3.55%    2.80%    $106     $98      $382     $313
Small Cap               2.56%     1.81%   0.99%       3.55%    2.80%    $106     $98      $382     $313
Real Estate             2.56%     1.81%   0.99%       3.55%    2.80%    $106     $98      $382     $313
Hard Assets             2.56%     1.81%   1.00%       3.56%    2.81%    $106     $98      $383     $314
Developing World        2.56%     1.81%   1.83%       4.39%    3.64%    $114     $107     $453     $390
Emerging Markets        2.56%     1.81%   1.83%       4.39%    3.64%    $114     $107     $453     $390

The PIMCO Trust
PIMCO High Yield Bond   2.56%     1.81%   0.75%       3.31%    2.56%    $103     $96      $360     $290
PIMCO StocksPLUS
   Growth and Income    2.56%     1.81%   0.65%       3.21%    2.46%    $102     $95      $351     $280

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The
1 Year examples above include a 7% surrender charge. For more detailed information, see the "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

                                                        DVA PLUS PROFILE
                                   5


7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase.
You may elect in advance to take systematic withdrawals which are described on page [12]. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 1998. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced
Death Benefit), the asset-based administrative charge and the annual contract fee and the maximum optional death benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges, if any. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                        DVA PLUS PROFILE
                                  6


[Table with shaded heading and shaded lines to make chart easier to read]

                                                         Calendar Year
Investment Portfolio                             1998        1997        1996
Managed by A I M Capital Management, Inc.
    Capital Appreciation(1)                     10.10%      26.08%       17.52%
    Strategic Equity(2)                         (1.50)%     20.38%       16.69%
Managed by Alliance Capital Management L.P.
    Capital Growth(2)                            9.41%      22.33%          --
Managed by Baring International Investment Limited
    Developing World(2)                            --          --           --
    Global Fixed Income                          9.30%      (1.68)%       2.56%
    Hard Assets(2)                             (31.33)%      3.73%       30.28%
Managed by Capital Guardian Trust Company
    Large Cap Value                                --          --           --
    Managed Global(3)                           26.42%       9.63%        9.75%
    Small Cap(3)                                18.24%       7.78%       17.42%
Managed by Eagle Asset Management, Inc.
    Value Equity                               (0.82)%      24.45%        8.06%
Managed by EII Realty Securities, Inc.
    Real Estate                               (15.51)%      20.02%       32.24%
Managed by ING Investment Management, LLC
    Limited Maturity Bond                       4.42%        4.23%        1.92%
    Liquid Asset                                2.64%        2.68%        2.56%
Managed by Janus Capital Corporation
    Growth(2)                                  23.98%       13.16%          --
Managed by Kayne Anderson Investment Management, LLC
    Rising Dividends                           11.53%       26.94%       17.91%
Managed by Massachusetts Financial Services Company
    Mid-Cap Growth                             20.04%       16.95%       17.96%
    Research                                   20.28%       17.41%       20.56%
    Total Return                                9.05%       18.13%       11.08%
Managed by Salomon Brothers Asset Management, Inc.
    All Cap                                       --          --            --
    Investors                                     --          --            --
Managed by T. Rowe Price Associates, Inc.
    Equity Income(2)                            5.77%      14.78%         6.26%
    Fully Managed                               3.46%      12.72%        13.71%
Managed by Putnam Investment Management, Inc.
    Emerging Markets                          (25.97)%    (11.46)%        4.82%
Managed by Pacific Investment Management Company
    PIMCO High Yield Bond                         --          --            --

    PIMCO StocksPLUS Growth and Income            --          --            --
_______________________
    (1)Prior to April 1, 1999, a different firm managed the Portfolio.
    (2)Prior to March 1, 1999, a different firm managed the Portfolio.
    (3)Prior to February 1, 2000, a different firm managed the Portfolio.

9.     DEATH BENEFIT
You may choose (i) the Standard Death Benefit, (ii) the 7% Solution
Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced
Death Benefit, the Annual Ratchet Enhanced Death Benefit and the
Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service
Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of

                                                        DVA PLUS PROFILE
                                   7


the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals; or
     3)   the cash surrender value.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals;
     3)   the cash surrender value; or
     4) the enhanced death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day
          (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals
          (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until reaching the maximum enhanced death benefit or attained age 80 of the Owner, if earlier.

          Note for current Special Funds: The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of
               (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;
     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;
     3)   the cash surrender value; or
     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all

                                                        DVA PLUS PROFILE
                                   8


          other days, the enhanced death
          benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then we adjust for any withdrawals on a pro rata basis, (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.
       The enhanced death benefits may not be available in all states.

10.  OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any charges, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment.

A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Transfers between Special Funds and other investment portfolios will result in a transfer of the Guaranteed Death Benefit in proportion to the account value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.
See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

  OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

  Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment at the end of ten years, or, at least equal two times your initial premium payment at the end of twenty years,

                                                        DVA PLUS PROFILE
                                   9


depending on the waiting period you select, reduced pro rata for withdrawls and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Withdrawals and certain transfers may reduce the guarantee by more than the amount withdrawn or transferred. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. You should read the prospectus for more complete information.

  Minimum Guaranteed Income Benefit (MGIB) Rider.  The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions.  Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect.  If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider.  Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, and accumulated at the MGIB rate, less adjustments for withdrawals and transfers.  There are exceptions, conditions, eligibility requirements, and important considerations associated with the
MGIB rider.   You should read the prospectus for more complete information.

  Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive annual periodic payments when added together, equal to all premium payments paid during the first two contract years.
If your contract value is zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn). Your original Eligible
Payment Amount is your premium payments received during the first two contract years, less adjustments for any prior withdrawals. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.


  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

  Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment.

  Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year.
Within limits these withdrawals will not result in any surrender charge.
Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

  Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select.
Investments in the fixed account are not eligible for automatic rebalancing.

                                                        DVA PLUS PROFILE
                                   10


11.INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.

                                                        DVA PLUS PROFILE
                                   11



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[Begin Shaded Block]
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

       DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                          GOLDENSELECT DVA PLUS
[End Shaded Block]
-----------------------------------------------------------------------

                                                       FEBRUARY 1, 2000
This prospectus describes GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden
American Life Insurance Company (the "Company," "we" or "our").  The
Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified
Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 25 mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment
("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated February 1, 2000, has been filed with the Securities and Exchange Commission. It is available without charge upon request. To obtain a copy of this document, write to our Customer
Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call
(800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE SUBACCOUNTS THROUGH THE GCG TRUST OR THE PIMCO TRUST
IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE
GCG TRUST AND THE PIMCO TRUST.

[Shaded Line]
A list of the investment portfolios and the managers are listed on the back of this cover.
----------------------------------------------------------------------




The investment portfolios available under your Contract and the portfolio managers are:

              A I M CAPITAL MANAGEMENT, INC.
                Capital Appreciation Series
                Strategic Equity Series
              ALLIANCE CAPITAL MANAGEMENT L. P.
                Capital Growth Series
              BARING INTERNATIONAL INVESTMENT
                LIMITED (AN AFFILIATE)
                Developing World Series
                Global Fixed Income Series
                Hard Assets Series
              CAPITAL GUARDIAN TRUST COMPANY
               Large Cap Value Series
               Managed Global Series
               Small Cap Series
              EAGLE ASSET MANAGEMENT, INC.
                Value Equity Series
              EII REALTY SECURITIES, INC.
                Real Estate Series
              ING  INVESTMENT MANAGEMENT, LLC
               (AN AFFILIATE)
                Limited Maturity Bond Series
                Liquid Asset Series
              JANUS CAPITAL CORPORATION
                Growth Series
              KAYNE ANDERSON INVESTMENT
                MANAGEMENT, LLC
                Rising Dividends Series
              MASSACHUSETTS FINANCIAL SERVICES
               COMPANY
                Mid-Cap Growth Series
                Research Series
                Total Return Series
              SALOMON BROTHERS ASSET
                MANAGEMENT, INC.
                All Cap Series
                Investors Series
              T. ROWE PRICE ASSOCIATES, INC.
                Equity Income Series
                Fully Managed Series
              PUTNAM INVESTMENT MANAGEMENT, INC.
                Emerging Markets Series
              PACIFIC INVESTMENT MANAGEMENT
                COMPANY
                PIMCO High Yield Bond Portfolio
                PIMCO StocksPLUS Growth and
                  Income Portfolio


The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.



[Shaded Section Header]
--------------------------------------------------------------------------
                            TABLE OF CONTENTS
--------------------------------------------------------------------------

                                                                        PAGE
     Index of Special Terms...........................................    1
     Fees and Expenses................................................    2
     Performance Information..........................................    8
        Accumulation Unit.............................................    8
        Net Investment Factor.........................................    8
        Condensed Financial Information...............................    9
        Financial Statements..........................................    9
        Performance Information.......................................    9
     Golden American Life Insurance Company...........................   10
     The Trusts.......................................................   10
     Golden American Separate Account B...............................   11
     The Investment Portfolios........................................   11
        Investment Objectives.........................................   11
        Investment Management Fees....................................   14
     The Fixed Interest Allocation....................................   14
        Selecting a Guaranteed Interest Period........................   15
        Guaranteed Interest Rates.....................................   15
        Transfers from a Fixed Interest Allocation....................   15
        Withdrawals from a Fixed Interest Allocation..................   16
        Market Value Adjustment.......................................   16
     The Annuity Contract.............................................   17
        Contract Date and Contract Year...............................   17
        Annuity Start Date............................................   17
        Contract Owner................................................   18
        Annuitant.....................................................   18
        Beneficiary...................................................   19
        Purchase and Availability of the Contract.....................   19
        Crediting of Premium Payments.................................   19
        Contract Value................................................   20
        Cash Surrender Value..........................................   21
        Surrendering to Receive the Cash Surrender Value..............   21
        Addition, Deletion or Substitution of Subaccounts and Other
            Changes...................................................   21
        The Fixed Account.............................................   22
        Optional Riders...............................................   22
          Rider Date..................................................   22
          Special Funds...............................................   22
          No Cancellation.............................................   22
          Termination.................................................   22
          Minimum Guaranteed Accumulation Benefit Rider...............   22
          Minimum Guaranteed Income Benefit Rider.....................   25
          Minimum Guaranteed Withdrawal Benefit Rider.................   27
        Other Contracts...............................................   29
        Other Important Provisions....................................   29
     Withdrawals......................................................   20
        Regular Withdrawals...........................................   30
        Systematic Withdrawals........................................   30
        IRA Withdrawals...............................................   31
     Transfers Among Your Investments.................................   32
        Dollar Cost Averaging.........................................   32
        Automatic Rebalancing.........................................   33
     Death Benefit Choices............................................   34
        Death Benefit During the Accumulation Phase...................   34
          Standard Death Benefit......................................   34
          Enhanced Death Benefits.....................................   34

                                   i


        Death Benefit During the Income Phase.........................   35
        Continuation After Death--Spouse..............................   35
        Continuation After Death--Non Spouse..........................   36
     Charges and Fees.................................................   36
        Charge Deduction Subaccount...................................   36
        Charges Deducted from the Contract Value......................   36
          Surrender Charge............................................   36
          Waiver of Surrender Charge for Extended Medical Care........   37
          Free Withdrawal Amount......................................   37
          Surrender Charge for Excess Withdrawals.....................   37
          Premium Taxes...............................................   37
          Administrative Charge.......................................   37
          Transfer Charge.............................................   37
        Charges Deducted from the Subaccounts.........................   38
          Mortality and Expense Risk Charge...........................   38
          Asset-Based Administrative Charge...........................   38
          Optional Rider Charges......................................   38
        Trust Expenses................................................   39
     The Annuity Options..............................................   39
        Annuitization of Your Contract................................   39
        Selecting the Annuity Start Date..............................   40
        Frequency of Annuity Payments.................................   40
        The Annuity Options...........................................   40
          Income for a Fixed Period...................................   40
          Income for Life with a Period Certain.......................   40
          Joint Life Income...........................................   41
          Annuity Plan................................................   41
        Payment When Named Person Dies................................   41
     Other Contract Provisions........................................   41
        Reports to Contract Owners....................................   41
        Suspension of Payments........................................   41
        In Case of Errors in Your Application.........................   41
        Assigning the Contract as Collateral..........................   42
        Contract Changes-Applicable Tax Law...........................   42
        Free Look.....................................................   42
        Group or Sponsored Arrangements...............................   42
        Selling the Contract..........................................   42
     Other Information................................................   43
        Voting Rights.................................................   43
        Year 2000 Problem.............................................   43
        State Regulation..............................................   43
        Legal Proceedings.............................................   43
        Legal Matters.................................................   44
        Experts.......................................................   44
     Federal Tax Considerations.......................................   44
     More Information About Golden American Life Insurance Company....   49
     Unaudited Financial Statements of Golden American Life Insurance
        Company.......................................................   73
     Financial Statements of Golden American Life Insurance Company...   82
     Statement of Additional Information
        Table of Contents.............................................  111
     Appendix A
        Condensed Financial Information...............................   A1
     Appendix B
        Market Value Adjustment Examples..............................   B1
     Appendix C
        Surrender Charge for Excess Withdrawals Example...............   C1

                                   ii


[Shaded Section Header]
--------------------------------------------------------------------------
                         INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------
The following special terms are used throughout this prospectus.  Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                        8
Annual Ratchet Enhanced Death Benefit   35
Annuitant                               18
Annuity Start Date                      17
Cash Surrender Value                    21
Max 7 Enhanced Death Benefit            34
Contract Date                           17
Contract Owner                          18
Contract Value                          20
Contract Year                           17
Fixed Interest Allocation               14
Free Withdrawal Amount                  37
Market Value Adjustment                 16
Net Investment Factor                    8
7% Solution Enhanced Death Benefit      35
Standard Death Benefit                  35

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE
                                          CONTRACT
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial Withdrawals
Withdrawals                            Partial Withdrawals

                                   1


[Shaded Section Header]
--------------------------------------------------------------------------
                            FEES AND EXPENSES
--------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

   Surrender Charge:

  COMPLETE YEARS ELAPSED        0  |  1  |  2  |  3  |  4  |  5  |  6  | 7+
     SINCE PREMIUM PAYMENT         |     |     |     |     |     |     |
  SURRENDER CHARGE              7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

   Transfer Charge                                          None**
   *If you invested in a Fixed Interest Allocation, a Market Value
     Adjustment may apply to certain transactions.  This may increase or decrease your contract value and/or your transfer or surrender amount.
   **We may in the future charge $25 per transfer if you make more than
    12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE***
   Administrative Charge                                    $40
    (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     ***We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES****


                                         STANDARD
                                       DEATH BENEFIT            ENHANCED DEATH BENEFIT
                                       COMBINATION      ANNUAL RATCHET   7% SOLUTION    MAX 7
                                       ------------     --------------   -----------    ------
    Mortality & Expense Risk Charge       1.15%              1.30%           1.50%       1.60%
    Asset-Based Administrative Charge     0.15%              0.15%           0.15%       0.15%
                                          -----              -----           -----       -----
       Total Separate Account Charges     1.30%              1.45%           1.65%       1.75%

   ****As a percentage of average daily assets in each subaccount. The mortality and expense risk charge and the asset-based administrative charge are deducted daily.

OPTIONAL RIDER CHARGES*****
   Minimum Guaranteed Accumulation Benefit rider:
       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.125% of the MGAB Charge Base(1) (0.50% annually)
       20 Year............0.125% of the MGAB Charge Base    (0.50% annually)

  Minimum Guaranteed Income Benefit rider:
       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       7%.................0.125% of the MGIB Base(2)  (0.50% annually)

  Minimum Guaranteed Withdrawal Benefit rider:
       Quarterly Charge
       ----------------
       0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

*****We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation nearest maturity.

(1) The MGAB Charge Base is the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the 2-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date.

(2) The MGIB Base generally depends on the amount of premiums you pay(s) during the first five contract years after you purchase the rider, when you pay them, and less a pro rata deduction for any withdrawal or transfer made while the MGIB rider is in effect.

(3) The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums received during the two-year period commencing on the rider date.


THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                                OTHER          TOTAL
                                             EXPENSES(2)      EXPENSES
                                MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE
  PORTFOLIO                       FEES(1)   REIMBURSEMENT  REIMBURSEMENT(3)
  Liquid Asset                     0.59%        0.00%          0.59%
  Limited Maturity Bond            0.60%        0.00%          0.60%
  Global Fixed Income              1.60%        0.00%          1.60%(3)
  Total Return                     0.94%        0.03%          0.97%(3)
  Fully Managed                    0.98%        0.00%          0.98%
  Equity Income                    0.98%        0.00%          0.98%
  Investors                        1.00%        0.01%          1.01%
  Large Cap Value                  1.00%        0.01%          1.01%
  Rising Dividends                 0.98%        0.00%          0.98%
  Capital Growth                   1.08%        0.00%          1.08%
  Growth                           1.08%        0.01%          1.09%
  Value Equity                     0.98%        0.00%          0.98%
  Research                         0.94%        0.00%          0.94%
  Managed Global                   1.25%        0.01%          1.26%
  All Cap                          1.00%        0.01%          1.01%
  Capital Appreciation             0.98%        0.00%          0.98%
  Mid-Cap Growth                   0.94%        0.01%          0.95%
  Strategic Equity                 0.98%        0.01%          0.99%
  Small Cap                        0.98%        0.01%          0.99%
  Real Estate                      0.98%        0.01%          0.99%
  Hard Assets                      0.98%        0.02%          1.00%
  Developing World                 1.75%        0.08%          1.83%
  Emerging Markets                 1.75%        0.08%          1.83%
    _______________________
    (1)Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
    (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been estimated.
    (3)Total expenses are based on actual expenses for the fiscal year ended December 31, 1998. Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown. Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This agreement will remain in place through August 14, 2000 after which it may be terminated at any time.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

                                               OTHER          TOTAL
                                              EXPENSES       EXPENSES
                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE
   PORTFOLIO                      FEES     REIMBURSEMENT  REIMBURSEMENT(1)
   PIMCO High Yield Bond          0.50%       0.25%(2)         0.75%
   PIMCO StocksPLUS Growth
      and Income                  0.40%       0.25%            0.65%
    _______________________
    (1)PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond Portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement and, based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.
    (2)Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.




EXAMPLES:
The following four examples are designed to show you the expenses you would pay on $1,000 investment that earns 5% annually. Each example assumes election of the Combination Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.06% of assets (based on an average contract value of $65,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge (0.75% annually where the rider base is equal to the initial premium and increases by 7% annually , except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually) and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year (the assumed net rate for Liquid Asset and Limited Maturity Bond). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus 0.75% represetns an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your contract within the firts 3 contract years, and under certain circumstances, with the first 7 contract years. Thus, in the event you annuitize your contract under circumstances which require a surrender charge, you should refer to Examples
1 and 3 below which assume applicable surrender charges.

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $99         $150        $194        $325
    Limited Maturity Bond       $100        $151        $194        $326
    Global Fixed Income         $112        $186        $252        $434
    Total Return                $106        $168        $223        $380
    Fully Managed               $106        $169        $224        $381
    Equity Income               $106        $169        $224        $381
    Large Cap Value             $106        $169        $225        $384
    Rising Dividends            $106        $169        $224        $381
    Capital Growth              $107        $171        $228        $390
    Growth                      $107        $172        $229        $391
    Value Equity                $106        $169        $224        $381
    Research                    $105        $167        $222        $377
    Managed Global              $108        $177        $237        $405
    All Cap                     $106        $169        $225        $384
    Capital Appreciation        $106        $169        $224        $381
    Mid-Cap Growth              $105        $168        $222        $378
    Strategic Equity            $106        $169        $224        $382
    Small Cap                   $106        $169        $224        $382
    Real Estate                 $106        $169        $224        $382
    Hard Assets                 $106        $169        $225        $383
    Developing World            $114        $193        $263        $453
    Emerging Markets            $114        $193        $263        $453

    THE PIMCO TRUST
    PIMCO High Yield Bond       $103        $162        $213        $360
    PIMCO StocksPLUS
       Growth and Income        $102        $159        $208        $351

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                $29         $90         $154        $325
    Limited Maturity Bond       $30         $91         $154        $326
    Global Fixed Income         $42         $126        $212        $434
    Total Return                $36         $108        $183        $380
    Fully Managed               $36         $109        $184        $381
    Equity Income               $36         $109        $184        $381
    Investors                   $36         $109        $185        $384
    Large Cap Value             $36         $109        $185        $384
    Rising Dividends            $36         $109        $184        $381
    Capital Growth              $37         $111        $185        $390
    Growth                      $37         $112        $189        $391
    Value Equity                $36         $109        $184        $381
    Research                    $35         $107        $182        $377
    Managed Global              $38         $117        $197        $405
    All Cap                     $36         $109        $185        $384
    Capital Appreciation        $36         $109        $184        $381
    Mid-Cap Growth              $35         $108        $182        $378
    Strategic Equity            $36         $109        $184        $382
    Small Cap                   $36         $109        $184        $382
    Real Estate                 $36         $109        $184        $382
    Hard Assets                 $36         $109        $185        $383
    Developing World            $44         $133        $223        $453
    Emerging Markets            $44         $133        $223        $453

    THE PIMCO TRUST
    PIMCO High Yield Bond       $33         $102        $173        $360
    PIMCO StocksPLUS
       Growth and Income        $32         $99         $168        $351

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $94        $135        $168        $274
    Limited Maturity Bond        $94        $135        $169        $275
    Global Fixed Income         $104        $165        $217        $369
    Total Return                 $98        $146        $187        $311
    Fully Managed                $98        $147        $187        $312
    Equity Income                $98        $147        $187        $312
    Investors                    $99        $147        $189        $315
    Large Cap Value              $99        $147        $189        $315
    Rising Dividends             $98        $147        $187        $312
    Capital Growth               $99        $149        $192        $321
    Growth                       $99        $150        $193        $322
    Value Equity                 $98        $147        $187        $312
    Research                     $98        $145        $185        $308
    Managed Global              $101        $155        $201        $338
    All Cap                      $99        $147        $189        $315
    Capital Appreciation         $98        $147        $187        $312
    Mid-Cap Growth               $98        $146        $186        $309
    Strategic Equity             $98        $147        $188        $313
    Small Cap                    $98        $147        $188        $313
    Real Estate                  $98        $147        $188        $313
    Hard Assets                  $98        $147        $188        $314
    Developing World            $107        $171        $228        $390
    Emerging Markets            $107        $171        $228        $390

    THE PIMCO TRUST
    PIMCO High Yield Bond        $96        $140        $176        $290
    PIMCO StocksPLUS
      Growth and Income          $95        $137        $171        $280

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

    THE GCG TRUST              1 YEAR     3 YEARS     5 YEARS     10 YEARS
    Liquid Asset                 $24         $75        $128        $274
    Limited Maturity Bond        $24         $75        $129        $275
    Global Fixed Income          $34        $105        $177        $369
    Total Return                 $28         $86        $147        $311
    Fully Managed                $28         $87        $147        $312
    Equity Income                $28         $87        $147        $312
    Investors                    $29         $87        $149        $315
    Large Cap Value              $29         $87        $149        $315
    Rising Dividends             $28         $87        $147        $312
    Capital Growth               $29         $89        $152        $321
    Growth                       $29         $90        $153        $322
    Value Equity                 $28         $87        $147        $312
    Research                     $28         $85        $145        $308
    Managed Global               $31         $95        $161        $338
    All Cap                      $29         $87        $149        $315
    Capital Appreciation         $28         $87        $147        $312
    Mid-Cap Growth               $28         $86        $146        $309
    Strategic Equity             $28         $87        $148        $313
    Small Cap                    $28         $87        $148        $313
    Real Estate                  $28         $87        $148        $313
    Hard Assets                  $28         $87        $148        $314
    Developing World             $37        $111        $188        $390
    Emerging Markets             $37        $111        $188        $390

    THE PIMCO TRUST
    PIMCO High Yield Bond        $26         $80        $136        $290
    PIMCO StocksPLUS
      Growth and Income          $25         $77        $131        $280


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

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                         PERFORMANCE INFORMATION
--------------------------------------------------------------------------
ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value.
The accumulation units are valued each business day that the New York
Stock
Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.


FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 are included in the Statement of Additional Information. The unaudited condensed consolidated financial statements of Golden American for the nine months ended September 30, 1999 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, when the Separate Account first invested in the portfolio, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September
3, 1996, during which it was maintained as a subaccount of Golden
American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the Separate Account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period; assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


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                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------
Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.
In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International
Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


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                               THE TRUSTS
--------------------------------------------------------------------------
The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Trust, Directed Services, Inc., Pacific
Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST AND THE PIMCO TRUST IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


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                   GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------
Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of The GCG Trust and the PIMCO Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.


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                        THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------
During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

{Table with Shaded Header]
INVESTMENT PORTFOLIO              INVESTMENT OBJECTIVE
-------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset         Seeks high level of current income
                     consistent with the preservation of capital
                     and liquidity.
                     Invests primarily in obligations of the U.S.
                     Government and its agencies and instrumentali-
                     ties, bank obligations, commercial paper and
                     short-term corporate debt securities.  All
                     securities will mature in less than one year.
                     ----------------------------------------------------

Limited Maturity     Seeks highest current income consistent with
 Bond                low risk to principal and liquidity.
                     Also seeks to enhance its total return through
                     capital appreciation when market factors, such
                     as falling interest rates and rising bond
                     prices, indicate that capital appreciation may
                     be available without significant risk to
                     principal.
                     Invests primarily in diversified limited
                     maturity debt securities with average maturity
                     dates of five years or shorter and in no cases
                     more than seven years.
                     ----------------------------------------------------

Global Fixed Income  Seeks high total return.
                     Invests primarily in high-grade fixed income
                     securities, both foreign and domestic.
                     ----------------------------------------------------

Total Return         Seeks above-average income (compared to a
                     portfolio entirely invested in equity
                     securities) consistent with the prudent
                     employment of capital.
                     Invests primarily in a combination of equity
                     and fixed income securities.
                     ----------------------------------------------------

Fully Managed        Seeks, over the long term, a high total
                     investment return consistent with the
                     preservation of capital and with prudent
                     investment risk.
                     Invests primarily in the common stocks of
                     established companies believed by the
                     portfolio manager to have above-average
                     potential for capital growth.
                     ----------------------------------------------------

Equity Income        Seeks substantial dividend income as well as
                     long-term growth of capital.
                     Invests primarily in common stocks of well-
                     established companies paying above-average
                     dividends.
                     ----------------------------------------------------

Investors            Seeks long-term growth of capital.  Current
                     income is a secondary objective.
                     Invests primarily in equity securities of
                     U.S. Companies and to a lesser degree, debt
                     securities.
                     ----------------------------------------------------

Large Cap Value      Seeks long-term growth of capital and income.
                     Invests primarily in equity and equity-related
                     securities of companies with market
                     capitalization greater than $1 billion.
                     ----------------------------------------------------

Rising Dividends     Seeks capital appreciation.  A secondary
                     objective is dividend income.
                     Invests in equity securities that meet the
                     following quality criteria: regular dividend
                     increases; 35% of earnings reinvested
                     annually; and a credit rating of "A" to
                     "AAA".
                     ----------------------------------------------------

Capital Growth       Seeks long-term total return.
                     Invests primarily in common stocks of companies
                     where the potential for change (earnings
                     acceleration) is significant.
                     ----------------------------------------------------

Growth               Seeks capital appreciation.
                     Invests primarily in common stocks of growth
                     companies that have favorable relationships
                     between price/earnings ratios and growth rates
                     in sectors offering the potential for above-
                     average returns.
                     ----------------------------------------------------

Value Equity         Seeks capital appreciation.  Dividend income
                     is a secondary objective.
                     Invests primarily in common stocks of domestic
                     and foreign issuers which meet quantitative
                     standards relating to financial soundness and
                     high intrinsic value relative to price.
                     ----------------------------------------------------

Research             Seeks long-term growth of capital and future
                     income.
                     Invests primarily in common stocks or
                     securities convertible into common stocks of
                     companies believed to have better than
                     average prospects for long-term growth.
                     ----------------------------------------------------

Managed Global       Seeks capital appreciation.  Current income
                     is only an incidental consideration.
                     Invests primarily in common stocks traded in
                     securities markets throughout the world.
                     ----------------------------------------------------

All Cap              Seeks capital appreciation through investment
                     in securities which the portfolio manager
                     believes have above-average capital
                     appreciation potential.
                     Invests primarily in equity securities of U.S. companies of any size.
                     ----------------------------------------------------

Capital Appreciation Seeks long-term capital growth.
                     Invests primarily in equity securities believed
                     by the portfolio manager to be undervalued.
                     ----------------------------------------------------

Mid-Cap Growth       Seeks long-term growth of capital.
                     Invests primarily in equity sercurities of companies
                     with medium market capitalization which the
                     portfolio manager believes have above-average growth
                     potential.
                     ----------------------------------------------------

Strategic Equity     Seeks capital appreciation.
                     Invests primarily in common stocks of medium-
                     and small-sized companies.
                     ----------------------------------------------------

Small Cap            Seeks long-term capital appreciation.
                     Invests primarily in equity securities of
                     companies that have a total market
                     capitalization within the range of companies
                     in the Russell 2000 Growth Index or the
                     Standard & Poor's Small-Cap 600 Index.
                     ----------------------------------------------------

Real Estate          Seeks capital appreciation.  Current income is
                     a secondary objective.
                     Invests primarily in publicly-traded real
                     estate equity securities.
                     ----------------------------------------------------

Hard Assets          Seeks long-term capital appreciation.
                     Invests primarily in hard asset securities.
                     Hard asset companies produce a commodity which
                     the portfolio manager is able to price on a
                     daily or weekly  basis.
                     ----------------------------------------------------

Developing World     Seeks capital appreciation.
                     Invests primarily in equity securities of
                     companies in developing or emerging countries.
                     ----------------------------------------------------

Emerging Markets     Seeks long-term capital appreciation.
                     Invests primarily in equity securities of
                     companies in at least six different emerging
                     market countries.
                     ----------------------------------------------------

THE PIMCO TRUST
PIMCO High Yield     Seeks to maximize total return, consistent with
 Bond                preservation of capital and prudent investment
                     management.
                     Invests in at least 65% of its assets in a
                     diversified portfolio of junk bonds rated at
                     least B by Moody's Investor Services, Inc. or
                     Standard & Poor's or, if unrated, determined by
                     the portfolio manager to be of comparable
                     quality.
                     ----------------------------------------------------

PIMCO StocksPLUS     Seeks to achieve a total return which exceeds
 Growth and Income   the total return performance of the S&P 500.
                     Invests primarily in common stocks, options,
                     futures, options on futures and swaps.
                     ----------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to the PIMCO Trust. The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


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                      THE FIXED INTEREST ALLOCATION
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You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments - Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors.
We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer is subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay any certain optional riders will be reduced on a pro rata basis by any withdrawals you make from the Fixed Interest Allocation during the period while the rider is in effect. See "Optional Riders."


MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                    (   1+I   )N/365
                    (---------)         -1
                    (1+J+.0025)

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o   "J" is equal to the following:

        (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

        (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


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                          THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Trust through Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.
If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit is paid upon the death of the first of the joint owners to die. Joint owners may only select the Standard Death Benefit option. Upon adding an additional owner to a contract which was issued with an Enhanced Death Benefit option, generally, your death benefit will be changed automatically to a Standard Death Benefit and your mortality and expense risk charges will be lowered correspondingly to that which is charged under the Standard Death Benefit Option. Also note that if any owner's age is 86 or greater, even the standard death benefit guarantee will also be lost. Note that returning a Contract to single owner status will not restore any Enhanced
Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed death benefit and/or the death benefit applied to the contract. The new owner's age, as of the date of the change, will be used as the basis for determining which option to use. The new owner's death will determine when a death benefit is payable.

If the new owner's age is less than 80, the death benefit option in effect prior to the change in owner will remain in effect. If the new owner's age is greater than 79, but less than or equal to 85, and if the contract was issued with an enhanced death benefit, the death benefit will become the Standard Death Benefit. If the new owner's age is greater than 85, the death benefit will be the cash surrender value. Once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any enhanced death benefits.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if all information necessary is received.
In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. For initial premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccount and/or Fixed
Interest Allocation specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.
          We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders), and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract and administrative fee (unless waived), any optional benefit riders charge, and any other charges incurred but not yet deducted. Finally, we adjust for any Market Value Adjustment.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute a portfolio subject to those instructions, we will execute your instructions using the substitute portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There are separate charges for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees - Optional Rider Charges" for information on rider charges.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. THEY SHOULD BE ANALYZED THOROUGHLY AND UNDERSTOOD COMPLETELY BEFORE BEING ELECTED. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800)366-0066.

RIDER DATE
We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

SPECIAL FUNDS
We use the term Special Funds in the discussion of the Minimum Guaranteed Accumulation Benefit rider (with the 20-year waiting period) and the Minimum Guaranteed Income Benefit rider. The Special Funds refer to the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may designate new and/or existing subaccounts as a Special Fund with 30 days notice at any time, including during the life of a rider.

NO CANCELLATION
Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION
The optional riders are "living benefits". This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically one discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER
The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your contract value loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one.  The ten-year option has a waiting period of ten years and guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit
Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro rata for withdrawals and reduced for transfers made within
3 years prior to the MGAB Benefit Date.   On the MGAB Benefit
Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

    1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested.
It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

       If you purchased the MGAB rider on the contract date, and

            (i) elected the ten-year option, your MGAB Base is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within 3 years; or

            (ii) elected the twenty-year option, except for the Special
                 Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate reduced pro rata for any withdrawals and reduced pro rata for any transfers made within 3 years, for all allocations other than allocations to the Special Funds . The MGAB Base Rate for all allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       ONLY PREMIUMS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE BUT ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND
       RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while MGAB rider is in effect, as well as, and transfers made within 3 years prior to the MGAB Benefit Date will reduce the value of your MGAB Base pro rata. This means that the MGAB (and the MGAB Charges Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE

       MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

       Under the 20-year option, adding the rider after the contract date, payment of premiums after the rider date, and or investments in the Special Funds may prevent the MGAB Base from doubling over the waiting period.

         2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

         3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

  WITHDRAWALS AND TRANSFERS. We will reduce your MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value of any withdrawals you make after the rider date but prior to the MGAB Benefit
Date. Any transfers you make within three years prior to the MGAB Benefit Date will reduce the MGAB Base and the MGAB Charge Base pro rata to the percentage of contract value transferred. Transfers you make before this date will have no immediate impact on the MGAB Base. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGAB Base to be reallocated pro rata based on the percentage of contract value. Transfers to one or more Special Funds could reduce your MGAB benefit.

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER
The MGIB rider is an optional benefit which guarantees that minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions.
The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate (7% for all portfolios except the Special Funds), the adjustment for Special Fund transfers, and the dollar amount of any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider
Charges. "Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the then current income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

       (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

       (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

       (iii) the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds). Premiums paid after the 5th contract anniversary are excluded from the MGIB Base.

            (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any additional premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Such additional premium payments added more than 5 years before the earliest MGIB Benefit Date are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.

            (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract
                 value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB
                 Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may significantly limit the MGIB benefit.

            Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

            We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

            The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid during the first 5 years after the rider date.

    2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

       Two MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

  WITHDRAWALS AND TRANSFERS. We will reduce the MGIB Base and the MGIB Base Maximum pro rata to the percentage of contract value of any withdrawals you make. Any transfers to and from the subaccounts and Special Funds in which you are invested will cause your MGIB Base to be reallocated pro rata based on the percentage of contract value you transfer. This could reduce the MGIB benefit.

  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

   THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGIB Benefit Date is any contract anniversary on or after the tenth contract anniversary from the rider date when you decide to exercise your right to annuitize under the MGIB rider.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMITS YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE
PROVISIONS SET FORTH ABOVE.   ANNUITIZING USING THE MGIB MAY RESULT IN
THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER
The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals.
To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount. If your contract value is redeemed to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges, we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax.
See "Withdrawals" and "Federal Tax Considerations" for more information.
Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

       (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

       (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any subsequent premium payments received during the two-year period commencing on the rider date.

  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount. Such withdrawals will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB

Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

  GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount in any year will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

       (i)  your contract value is greater than zero;

       (ii) your MGWB Withdrawal Account is greater than zero;

       (iii)your latest allowable annuity start date has not been reached;

       (iv) you have not elected to annuitize your Contract; and

       (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible
Payment Amount, pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero and if the following conditions exist, your Contract is given what we refer to as Automatic Periodic Benefit Status:

       (i)  your MGWB Withdrawal Account is greater than zero;

       (ii) your latest allowable annuity start date has not been reached;

       (iii)you have not elected to annuitize your Contract; and

       (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you MGWB periodic payments; beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB
Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below), or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for periods applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you have elected the Combination Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit, the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit
Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Combination Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

  PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


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                               WITHDRAWALS
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Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or
(2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or
(2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                  MAXIMUM PERCENTAGE
                    FREQUENCY     OF CONTRACT VALUE
                    Monthly              1.25%
                    Quarterly            3.75%
                    Annually            15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your withdrawal is based on a percentage of your contract value and the amount to be systematically withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with

Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

  Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable free withdrawal amount.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence.
You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                    TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgement or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed
Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Transfers between Special Funds and other investment portfolios will result in a transfer of the Guaranteed Death Benefit in proportion to the contract value transferred. In cases where more than one Guaranteed Death Benefit exists because of such transfers, each death benefit will be combined to calculate the total death benefit.

Please be aware that the benefit we pay under an optional benefit rider may be effected by certain transfers you make while the rider is in effect. Transfers may also affect your optional rider base. See "Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone or over the internet that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone or internet.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Account B, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                          DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 7% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Max 7 Enhanced Death Benefit Option. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider-Death Benefits during Automatic Periodic Benefit Status."

  STANDARD DEATH BENEFIT. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefits. The Standard Death Benefit under the Contract is the greatest of (i) your contract value; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; and (iii) the cash surrender value.

  ENHANCED DEATH BENEFITS. If the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death
Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value prior to death; (ii) total premium payments reduced by a pro rata adjustments for any withdrawal; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below.

The Max 7 Enhanced Death Benefit is the greater of (1) the 7% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced Death
Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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|              HOW THE ENHANCED DEATH BENEFIT IS CALCULATED              |
|         7% SOLUTION                            ANNUAL RATCHET          |
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|   On each business day that            On each contract anniversary    |
|   occurs on or before the              that occurs on or before the    |
|   contract owner turns 80, we          contract owner turns age 80,    |
|   credit interest at the 7%            we compare the prior enhanced   |
|   annual effective rate* to the        death benefit to the contract   |
|   enhanced death benefit from the      value and select the larger     |
|   preceding day (which would be        amount as the new enhanced      |
|   the initial premium if the           death benefit.                  |
|   preceding day is the contract                                        |
|   date), then we add additional        On all other days, the          |
|   premiums paid since the              enhanced death benefit is the   |
|   preceding day, then we adjust        amount determined below.  We    |
|   for any withdrawals made             first take the enhanced death   |
|   (including any Market Value          benefit from the preceding day  |
|   Adjustment applied to such           (which would be the initial     |
|   withdrawals and any associated       premium if the valuation date   |
|   surrender charges**) since the       is the contract date) and then  |
|   preceding day.  At age 80 or at      we add additional premiums      |
|   the time the maximum death           paid since the preceding day,   |
|   benefit is reached, the              then we reduce the Enhanced     |
|   accumulation rate used will          Death Benefit pro rata for      |
|   change.                              any contract value withdrawn.   |
|   The maximum enhanced death           That amount becomes the new     |
|   benefit is 3 times all premium       enhanced death benefit.         |
|   payments, as reduced by                                              |
|   adjustments for withdrawals.***                                      |
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   * The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit pro rata.
   ** Each premium payment reduced by adjustments for any withdrawals and any associated surrender charges incurred will continue to grow at the 7% annual effective rate until maximum is reached.
   ***Each withdrawal reduces the enhanced death benefit and the maximum enhanced death benefit as follows: If total withdrawals in a contract year do not exceed 7% of cumulative premiums and did not exceed 7% of cumulative premiums in any prior contract year, such withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 7% of cumulative premiums, withdrawals will reduce the enhanced death benefit and the maximum enhanced death benefit in proportion to the reduction in contract value pro rata.

      Pro rata withdrawal adjustment on all Death Benefit options is calculated by (i) dividing the contract value withdrawn by the contract value immediately prior to the withdrawal, and then
      (ii) multiplying the result by the amount of the applicable Death Benefit immediately prior to the withdrawal.

The Enhanced Death Benefits are available only at the time you purchase your Contract and only if the contract owner or annuitant (when the contract owner is other than an individual) is less than 80 years old at the time of purchase. Enhanced Death Benefits are not available where a Contract is owned by joint owners.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH-SPOUSE

If at the Owner's death, the surviving spouse of the deceased Owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will continue to apply, with all age criteria using the surviving spouse's age as the determining age.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

This addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions if this contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH-NON SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to normal distribution rules.


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                            CHARGES AND FEES
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We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE.  We will deduct a contingent deferred sales charge
(a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

  COMPLETE YEARS ELAPSED     0  |  1  |  2  |  3  |  4  |  5  |  6  | 7+
     SINCE PREMIUM PAYMENT      |     |     |     |     |     |     |
  SURRENDER CHARGE           7% |  7% |  6% |  5% |  4% |  3% |  1% |  0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.
Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value of $100,000 or more at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in these subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest

Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003169% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.30% for the Annual Ratchet Enhanced Death Benefit, 1.50% for the 7% Solution Enhanced Death Benefit or 1.60% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585%, .004141%, or .004419%, respectively, for each day since the previous business day.

  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

OPTIONAL RIDER CHARGES
Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract - Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

       Waiting Period     Quarterly Charge
       --------------     ----------------
       10 Year............0.125% of the MGAB Charge Base (0.50% annually)
       20 Year............0.125% of the MGAB Charge Base (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last
3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

       MGIB Base Rate     Quarterly Charge
       --------------     ----------------
       7%.................0.125% of the MGIB Base  (0.50% annually)

The MGIB Base is the total of premiums during the 5-year period after the rider date, reduced pro rata for all withdrawls taken while the MGIB rider is in effect, and accumulated at the MGIB

Base Rate (7% for all portfolios except the Special Funds). If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Base immediately prior to the surrender or annuitization.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Premium Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date.
When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.


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                           THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value adjusted for any applicable Market Value Adjustment on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) under applicable law, the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1)The person named to receive payment is other than the contract owner or beneficiary;

     (2)The person named is not a natural person, such as a corporation;
          or

     (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult your tax adviser for tax advice.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comly with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


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                        OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Coustomer Service Center of any errors or discrepancies contained in the report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES--APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6.5% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the Contract.

[Table with Shaded Header]
         |----------------------------------------------------------|
         |              UNDERWRITER COMPENSATION                    |
         |----------------------------------------------------------|
         |     NAME OF     |     AMOUNT OF      |      OTHER        |
         |    PRINCIPAL    |  COMMISSION TO BE  |   COMPENSATION    |
         |   UNDERWRITER   |        PAID        | Reimbursement of  |
         |                 |  Maximum of 6.5%   |       any         |
         |     Directed    |   of any initial   | covered expenses  |
         |  Services, Inc. |   or additional    |     incurred      |
         |                 |  premium payments  |  by registered    |
         |                 |    except when     | representatives   |
         |                 |      combined      |        in         |
         |                 |  with some annual  | connection with   |
         |                 |       trail        | the distribution  |
         |                 |    commissions.    |      of the       |
         |                 |                    |    Contracts.     |
         |----------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6.5% of total premium payments).

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.


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                            OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing in this prospectus or in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


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                       FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any non-taxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    o   made on or after the taxpayer reaches age 59 1/2;

    o   made on or after the death of a contract owner;

    o   attributable to the taxpayer's becoming disabled; or

    o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The Internal Revenue Service has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution.
A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

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      MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY
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SELECTED FINANCIAL DATA

The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden
American should be read in conjunction with the financial statements and notes thereto included in this prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), according to a merger agreement among Equitable of Iowa, PFHI, and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.


                                       SELECTED GAAP BASIS FINANCIAL DATA
                                              (IN THOUSANDS)
                                  Post-Merger                       |       Post-Acquisition
                        --------------------------------------------|---------------------------------
                        For the Period     For       For the Period | For the Period  For the Period
                       January 1, 1999   the Year      October 25,  |   January 1,    August 14, 1996
                           through        Ended       1997 through  |  1997 through    1996 through
                        September 30,  December 31,   December 31,  |   October 24,    December 31,
                            1999           1998           1997      |      1997            1996
                        ------------   ------------  -------------- | --------------  ---------------
                                                                    |
Annuity and Interest                                                |
  Sensitive Life                                                    |
  Product Charges.......  $   55,195    $   39,119     $    3,834   |     $18,288        $    8,768
Net Income before                                                   |
  Federal Income Tax....  $    7,269    $   10,353     $     (279)  |     $  (608)       $      570
Net Income (Loss).......  $    3,551    $    5,074     $     (425)  |     $   729        $      350
Total Assets............  $7,312,027    $4,752,533     $2,446,395   |       N/A          $1,677,899
Total Liabilities.......  $6,858,151    $4,398,639     $2,219,082   |       N/A          $1,537,415
Total Stockholder's                                                 |
  Equity................  $  453,876    $  353,894     $  227,313   |       N/A          $  140,484



                                    (IN THOUSANDS)
                                   Pre-Acquisition
                         ---------------------------------------
                          For the Period
                           January 1,         For the Years
                          1996 through      Ended December 31,
                           August 13,     ----------------------
                              1996           1995        1994
                         --------------   ----------  ----------
Annuity and Interest
  Sensitive Life
  Product Charges.......     $12,259      $  18,388   $   17,519
Net Income before
  Federal Income Tax....     $ 1,736      $    3,364  $    2,222
Net Income (Loss).......     $ 3,199      $    3,364  $    2,222
Total Assets............        N/A       $1,203,057  $1,044,760
Total Liabilities.......        N/A       $1,104,932  $  955,254
Total Stockholder's
  Equity................        N/A       $   98,125  $   89,506


BUSINESS ENVIRONMENT

The current business and regulatory environment remains challenging for the insurance industry. The variable annuity competitive environment is intense and is dominated by a number of large variable product companies with strong distribution, name recognition and wholesaling capabilities. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: strong stock market performance over the last five years; relatively low interest rates; an aging U. S. population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

In October of 1997, Golden American introduced three new variable annuity products (GoldenSelect Access, GoldenSelect ES II and
GoldenSelect Premium Plus) which have contributed significantly to sales.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS

The purpose of this section is to discuss and analyze Golden
American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources has also been provided. This analysis should be read jointly with the consolidated financial statements, related notes and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in the financial report. Golden American reports financial results on a consolidated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of
New York ("First Golden," and collectively with Golden American, the "Companies").

                       RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa Companies' ("Equitable") shareholders approved an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI Holdings, Inc. ("PFHI") and ING Groep N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc. (subsequently dissolved), Directed Services, Inc. ("DSI"), Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable of Iowa Companies was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation.

For financial statement purposes, the change in control of the Companies through the ING merger was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the merger date. As a result, the Companies' financial statements for periods after October 24, 1997 are presented on the Post-Merger new basis of accounting.

The purchase price was allocated to EIC and its subsidiaries with $227.6 million allocated to the Companies. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $151.1 million attributed to the Companies. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

CHANGE IN CONTROL--ACQUISITION. On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. ("BT Variable") and its wholly owned subsidiaries, Golden American and DSI. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American. On December 30, 1997, EIC Variable, Inc. was dissolved.

For financial statement purposes, the change in control of Golden American through the acquisition of BT Variable was accounted for as a purchase effective August 14, 1996. This acquisition resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at the acquisition date. As a result, the Companies' financial statements for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

The purchase price was allocated to the three companies purchased
- BT Variable, DSI, and Golden American. The allocation of the purchase price to Golden American was approximately $139.9 million. Goodwill of $41.1 million was established for the excess of the acquisition cost over the fair value of the assets and liabilities and attributed to Golden American. At June 30, 1997, goodwill was increased by $1.8 million due to the adjustment of the value of a receivable existing at the acquisition date. Before the ING merger, goodwill resulting from the acquisition was being amortized over 25 years on a straight-line basis.


THE FIRST NINE MONTHS OF 1999 COMPARED TO THE SAME PERIOD OF 1998

PREMIUMS.
                                                   PERCENTAGE       DOLLAR
NINE MONTHS ENDED SEPTEMBER 30          1999         CHANGE         CHANGE        1998
                                        ----       ----------       ------        ----
                                                    (Dollars in millions)
Variable annuity premiums:
  Separate account................    $1,783.5        64.9%         $702.1     $1,081.4
  Fixed account...................       539.4        55.6           192.8        346.6
                                      --------        ----          ------     --------
Total variable annuity premiums...     2,322.9        62.7           894.9      1,428.0
Variable life premiums............        7.0        (38.9)           (4.4)        11.4
                                      --------        ----          ------     --------
Total premiums....................    $2,329.9        61.9%         $890.5     $1,439.4
                                      ========        ====          ======     ========

For the Companies' variable contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 64.9% during the first nine months of 1999. The fixed account portion of the Companies' variable annuity premiums increased 55.6% during the first nine months of 1999. These increases resulted from increased sales of the Premium Plus variable annuity product.

Premiums, net of reinsurance, for variable products from two significant broker/dealers each having at least ten percent of total sales for the nine months ended September 30, 1999 totaled $664.2 million, or 29% of total premiums ($142.6 million, or 10%, from the one significant broker/dealer for the nine months ended September 30,
1998).

REVENUES.
                                                   PERCENTAGE       DOLLAR
NINE MONTHS ENDED SEPTEMBER 30          1999         CHANGE         CHANGE        1998
                                        ----       ----------       ------        ----
                                                    (Dollars in millions)
Annuity and interest sensitive
  life product charges............    $  55.2        104.5%        $ 28.2       $ 27.0
Management fee revenue............        6.8        107.4            3.5          3.3
Net investment income.............       42.7         45.7           13.4         29.3
Realized gains(losses) on
  investments.....................       (2.2)      (607.5)          (2.6)         0.4
Other income......................        7.4         55.0            2.6          4.8
                                      -------       ------         ------       ------
Total premiums....................    $ 109.9         69.6%        $ 45.1       $ 64.8
                                      =======       ======         ======       ======


Total revenues increased 69.6% in the first nine months of 1999 from the same period in 1998. Annuity and interest sensitive life product charges increased 104.5% in the first nine months of 1999 due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to Directed Services, Inc. ("DSI"). The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $6.8 million and $3.3 million for the first nine months of 1999 and 1998, respectively.

Net investment income increased 45.7% in the first nine months of 1999 due to growth in invested assets from September 30, 1998. The Companies had $2.2 million of realized losses resulting from the writedown of two fixed maturities in the second quarter of 1999 and from the sale of investments in the first nine months of 1999, compared to gains of $0.4 million in the same period of 1998. Other income increased $2.6 million to $7.4 million in the first nine months of 1999 due primarily to income received due to a modified coinsurance agreement with an unaffiliated reinsurer, which was offset by a reduction in the Companies' deferred policy acquisition costs.

EXPENSES. Total insurance benefits and expenses increased $44.5 million, or 84.6%, to $97.0 million in the first nine months of 1999. Interest credited to account balances increased $61.3 million, or 95.6%, to $125.4 million in the first nine months of 1999. The extra credit bonus on the Premium Plus variable annuity product increased $49.9 million to $85.7 million at September 30, 1999 resulting in an increase in interest credited during the first nine months of 1999 compared to the same period in 1998. The bonus interest on the fixed account increased $2.6 million to $7.6 million at September 30, 1999 resulting in an increase in interest credited during the first nine months of 1999 compared to the same period in 1998. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account option within the variable products.

Commissions increased $49.6 million, or 58.4%, to $134.6 million in the first nine months of 1999. Insurance taxes, state licenses, and fees increased $0.9 million, or 32.3%, to $3.5 million in the first nine months of 1999. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Insurance taxes, state licenses, and fees are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses and expenses for the triennial insurance department examination of Golden American. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased $24.1 million, or 102.5%, to $47.6 million in the first nine months of 1999. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI and Equitable Life, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and an asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During the first nine months of 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of estimated gross profits. During the first nine months of 1998, VPIF decreased $2.7 million to adjust the value of other receivables and increased $0.2 million as a result of an adjustment to the merger costs. Amortization of DPAC increased $15.7 million, or 390.7%, in the first nine months of 1999. This increase resulted from growth in policy acquisition costs deferred from $133.6 million at September 30, 1998 to $244.8 million at September 30, 1999, which was generated by expenses associated with the large sales volume experienced since September 30, 1998. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of September 30, 1999 is $1.1 million for the remainder of 1999, $4.3 million in 2000, $4.0 million in 2001, $3.6 million in 2002, $3.2 million in 2003, and $2.4 million in 2004. Actual amortization may vary based upon changes in assumptions and experience.

Amortization of goodwill during the first nine months of 1999 totaled $2.8 million, unchanged from the first nine months of 1998. Goodwill resulting from the merger is being amortized on a straight-line basis over 40 years.

Interest expense on the $25 million surplus note issued in December 1996 and expiring December 2026 was $1.5 million in the first nine months of 1999, unchanged from the same period of 1998. Interest expense on the $60 million surplus note issued in December 1998 and expiring December 2028 was $3.3 million in the first nine months of 1999. Golden American also paid $0.7 million in the first nine months of 1999 compared to $1.3 million in the same period of 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.1 million for the first nine months of 1999. In addition, Golden American paid interest of $0.2 million during the first quarter of 1998 on the line of credit with Equitable, which was repaid with a capital contribution from the Parent and with funds borrowed from ING AIH.

INCOME. Net income for the first nine months of 1999 was $3.6 million, a decrease of $1.3 million from net income of $4.9 million in the same period of 1998.

Comprehensive loss for the first nine months of 1999 was $18,000, a decrease of $5.5 million from comprehensive income of $5.5 million in the same period of 1998.


1998 COMPARED TO 1997

The following analysis combines Post-Merger and Post-Acquisition activity for 1997.

PREMIUMS.

                          POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                              For the Period   |  For the Period
                          For the Year      For the Year     October 25, 1997  |  January 1, 1997
                             ended              ended            through       |      through
                       December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                       -----------------  -----------------  ----------------- | ----------------
                                                    (Dollars in millions)      |
                                                                               |
Variable annuity                                                               |
  premiums:                                                                    |
  Separate account....      $1,513.3            $291.2             $111.0      |      $180.2
  Fixed account.......         588.7             318.0               60.9      |       257.1
                            --------            ------             ------      |      ------
                             2,102.0             609.2              171.9      |       437.3
Variable life                                                                  |
  premiums............          13.8              15.6                1.2      |        14.4
                            --------            ------             ------      |      ------
Total premiums........      $2,115.8            $624.8             $173.1      |      $451.7
                            ========            ======             ======      |      ======


For the Companies' variable contracts, premiums collected are not reported as revenues, but are reported as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment income and product charges.

Variable annuity separate account premiums increased 419.7% in 1998 primarily due to increased sales of the Premium Plus product introduced in October of 1997 and the increased sales levels of the Companies' other products. The fixed account portion of the Companies' variable annuity premiums increased 85.1% in 1998. Variable life premiums decreased 11.4% in 1998. Total premiums increased 238.7% in 1998.

During 1998, the Companies' sales were further diversified among broker/dealers. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1998 totaled $580.7 million, or 27% of premiums ($328.2 million, or 53% from two significant broker/dealers for the year ended December 31, 1997).

REVENUES.

                           POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                               For the Period   |  For the Period
                           For the Year      For the Year     October 25, 1997  |  January 1, 1997
                              ended              ended            through       |      through
                        December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                        -----------------  -----------------  ----------------- | ----------------
                                                     (Dollars in millions)      |
                                                                                |
Annuity and interest                                                            |
  sensitive life                                                                |
  product charges......       $39.1              $22.1              $3.8        |      $18.3
Management fee                                                                  |
  revenue..............         4.8                2.8               0.5        |        2.3
Net investment                                                                  |
  income...............        42.5               26.8               5.1        |       21.7
Realized gains (losses)                                                         |
  on investments.......        (1.5)               0.1                --        |        0.1
Other income...........         5.6                0.7               0.3        |        0.4
                              -----              -----              ----        |      -----
                              $90.5              $52.5              $9.7        |      $42.8
                              =====              =====              ====        |      =====


Total revenues increased 72.3%, or $38.0 million, to $90.5 million in 1998. Annuity and interest sensitive life product charges increased 76.8%, or $17.0 million, to $39.1 million in 1998 due to additional fees earned from the increasing block of business under management in the separate accounts and an increase in surrender charge revenues. This increase was partially offset by the elimination of the unearned revenue reserve related to in force acquired business at the merger date, which resulted in lower annuity and interest sensitive life product charges compared to Post-Acquisition levels.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $4.8 million for 1998 and $2.8 million for 1997.

Net investment income increased 58.6%, or $15.7 million, to $42.5 million in 1998 from $26.8 million in 1997 due to growth in invested assets. During 1998, the Company had net realized losses on investments of $1.5 million, which included a $1.0 million write down of two impaired bonds, compared to gains of $0.1 million in 1997. Other income increased $4.9 million to $5.6 million in 1998 due primarily to income received under a modified coinsurance agreement with an unaffiliated reinsurer as a result of increased sales.

EXPENSES.

                          POST-MERGER         COMBINED         POST-MERGER     | POST-ACQUISITION
                                                              For the Period   |  For the Period
                          For the Year      For the Year     October 25, 1997  |  January 1, 1997
                             ended              ended            through       |      through
                       December 31, 1998  December 31, 1997  December 31, 1997 | October 24, 1997
                       -----------------  -----------------  ----------------- | ----------------
                                                    (Dollars in millions)      |
                                                                               |
Insurance benefits                                                             |
  and expenses:                                                                |
Annuity and interest                                                           |
  sensitive life                                                               |
  benefits:                                                                    |
  Interest credited to                                                         |
    account balances..      $94.9               $26.7              $7.4        |      $19.3
  Benefit claims                                                               |
    incurred in excess                                                         |
    of account                                                                 |
    balances..........        2.1                 0.1                --        |        0.1
Underwriting,                                                                  |
  acquisition, and                                                             |
  insurance expense:                                                           |
  Commission..........      121.2                36.3               9.4        |       26.9
  General Expenses....       37.6                17.3               3.4        |       13.9
  Insurance taxes.....        4.1                 2.3               0.5        |        1.8
  Policy acquisition                                                           |
  costs deferred           (197.8)              (42.7)            (13.7)       |      (29.0)
  Amortization:                                                                |
    Deferred policy                                                            |
      acquisition                                                              |
      costs...........        5.1                 2.6               0.9        |        1.7
    Value of purchased                                                         |
      insurance in                                                             |
      force...........        4.7                 6.1               0.9        |        5.2
    Goodwill............      3.8                 2.0               0.6        |        1.4
                           ------               -----             -----        |      -----
                           $ 75.7               $50.7             $ 9.4        |      $41.3
                           ======               =====             =====        |      =====


Total insurance benefits and expenses increased 49.2%, or $25.0 million, in 1998 from $50.7 million in 1997. Interest credited to account balances increased 255.4%, or $68.2 million, in 1998 from $26.7 in 1997. The extra credit bonus on the Premium Plus product introduced in October of 1997 generated a $51.6 million increase in interest credited during 1998 compared to 1997. The remaining increase in interest credited related to higher account balances associated with the Companies' fixed account option within its variable products.

Commissions increased 234.2%, or $84.9 million, in 1998 from $36.3 million in 1997. Insurance taxes increased 77.0%, or $1.8 million, in 1998 from $2.3 million in 1997. Changes in commissions and insurance taxes are generally related to changes in the level of variable product sales. Insurance taxes are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses. Most costs incurred as the result of new sales including the extra credit bonus were deferred, thus having very little impact on current earnings.

General expenses increased 117.7%, or $20.3 million, in 1998 from $17.3 million in 1997. Management expects general expenses to continue to increase in 1999 as a result of the emphasis on expanding the salaried wholesaler distribution network. The Companies use a network of wholesalers to distribute products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

At the merger date, the Companies' deferred policy acquisition costs ("DPAC"), previous balance of value of purchased insurance in force ("VPIF") and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. VPIF decreased $2.6 million in the second quarter of 1998 to adjust the value of other receivables recorded at the time of merger and increased $0.2 million in the first quarter of 1998 as the result of an adjustment to the merger costs. The amortization of VPIF and DPAC increased $1.1 million, or 13.0%, in 1998. During the second quarter of 1997, VPIF was adjusted by $2.3 million to reflect narrower spreads than the gross profit model assumed.

Amortization of goodwill for the year ended December 31, 1998 totaled $3.8 million compared to $2.0 million for the year ended December 31, 1997.

Interest expense on the $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1998, unchanged from the same period of 1997. In addition, Golden American incurred interest expense of $0.2 million in 1998 compared to $0.5 million in 1997 on the line of credit with Equitable which was repaid with a capital contribution. Golden American also paid $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on the reciprocal loan agreement. Interest expense on the revolving note payable with SunTrust Bank, Atlanta was $0.3 million for the year ended December 31, 1998.

INCOME. Net income for 1998 was $5.1 million, an increase of $4.8 million from $0.3 million in 1997.

Comprehensive income for 1998 was $3.9 million, an increase of $1.8 million from $2.1 million in 1997.

1997 COMPARED TO 1996

The following analysis combines Post-Merger and Post-Acquisition activity for 1997 and Post-Acquisition and Pre-Acquisition activity for 1996 for comparison purposes. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the periods after August 13, 1996.

PREMIUMS.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Variable annuity                                   |                   |
  premiums:                                        |                   |
  Separate account.............       $111.0       |       $291.2      |      $180.2
  Fixed account................         60.9       |        318.0      |       257.1
                                      ------       |       ------      |      ------
                                       171.9       |        609.2      |       437.3
Variable life premiums.........          1.2       |        15.6       |        14.4
                                      ------       |       ------      |      ------
Total premiums.................       $173.1       |       $624.8      |      $451.7
                                      ======       |       ======      |      ======




                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Variable annuity                                   |                   |
  premiums:                                        |                   |
  Separate account.............       $ 51.0       |       $182.4      |      $131.4
  Fixed account................        118.3       |        245.3      |       127.0
                                      ------       |       ------      |      ------
                                       169.3       |        427.7      |       258.4
Variable life premiums.........          3.6       |         14.1      |        10.5
                                      ------       |       ------      |      ------
Total premiums.................       $172.9       |       $441.8      |      $268.9
                                      ======       |       ======      |      ======


Variable annuity separate account and variable life premiums increased 59.6% and 10.1%, respectively in 1997. During 1997, stock market returns, a relatively low interest rate environment and flat yield curve have made returns provided by variable annuities and mutual funds more attractive than fixed rate products such as certificates of deposits and fixed annuities. The fixed account portion of the Companies' variable annuity premiums increased 29.7% in 1997 due to the Companies' marketing emphasis on fixed rates during the second and third quarters. Premiums, net of reinsurance, for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 1997, totaled $328.2 million, or 53% of premiums ($298.0 million or 67% from two significant broker/dealers for the year ended December 31, 1996).

REVENUES.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Annuity and interest sensitive                     |                   |
  life product charges.........        $3.8        |       $22.1       |      $18.3
Management fee revenue.........         0.5        |         2.8       |        2.3
Net investment income..........         5.1        |        26.8       |       21.7
Realized gains (losses) on                         |                   |
  investments..................          --        |         0.1       |        0.1
Other Income...................         0.3        |         0.7       |        0.4
                                       ----        |       -----       |      -----
                                       $9.7        |       $52.5       |      $42.8
                                       ====        |       =====       |      =====

                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Annuity and interest sensitive                     |                   |
  life product charges.........       $ 8.8        |       $21.0       |      $12.2
Management fee revenue.........         0.9        |         2.3       |        1.4
Net investment income..........         5.8        |        10.8       |        5.0
Realized gains (losses) on                         |                   |
  investments..................          --        |        (0.4)      |       (0.4)
Other income                            0.5        |         0.6       |        0.1
                                      -----        |       -----       |      -----
                                      $16.0        |       $34.3       |      $18.3
                                      =====        |       =====       |      =====


Total revenues increased 53.3%, or $18.2 million, to $52.5 million in 1997. Annuity and interest sensitive life product charges increased 5.2%, or $1.1 million in 1997 due to additional fees earned from the increasing block of business under management in the Separate Accounts and an increase in the collection of surrender charges.

Golden American provides certain managerial and supervisory services to DSI. This fee, calculated as a percentage of average assets in the variable separate accounts, was $2.8 million for 1997 and $2.3 million for 1996.

Net investment income increased 148.3%, or $16.0 million, to $26.8 million in 1997 from $10.8 million in 1996 due to growth in invested assets. During 1997, the Company had net realized gains on the disposal of investments, which were the result of voluntary sales, of $0.1 million compared to net realized losses of $0.4 million in 1996.

EXPENSES.


                                    POST-MERGER    |     COMBINED      | POST-ACQUISITION
                                -------------------|-------------------|-----------------
                                  For the Period   |                   |  For the Period
                                 October 25, 1997  |   For the Year    |  January 1, 1997
                                     through       |      ended        |      through
                                December 31, 1997  | December 31, 1997 | October 24, 1997
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Insurance benefits and                             |                   |
  expenses:                                        |                   |
  Annuity and interest                             |                   |
    sensitive life benefits:                       |                   |
  Interest credited to account                     |                   |
    balances...................       $  7.4       |       $ 26.7      |      $ 19.3
  Benefit claims incurred in                       |                   |
    excess of account balances.           --       |          0.1      |         0.1
Underwriting, acquisition and                      |                   |
  insurance expenses:                              |                   |
  Commissions..................          9.4       |         36.3      |        26.9
  General expenses.............          3.4       |         17.3      |        13.9
  Insurance taxes..............          0.5       |          2.3      |         1.8
  Policy acquisition costs                         |                   |
    deferred...................        (13.7)      |        (42.7)     |       (29.0)
Amortization:                                      |                   |
  Deferred policy acquisition                      |                   |
    costs......................          0.9       |          2.6      |         1.7
  Present value of in force                        |                   |
    acquired...................          0.9       |          6.1      |         5.2
  Goodwill.....................          0.6       |          2.0      |         1.4
                                      ------       |       ------      |      ------
                                      $  9.4       |       $ 50.7      |      $ 41.3
                                      ======       |       ======      |      ======



                                 POST-ACQUISITION  |      COMBINED     | PRE-ACQUISITION
                                -------------------|-------------------|-----------------
                                 For the Period    |                   | For the Period
                                 August 14, 1996   |   For the Year    | January 1, 1996
                                     through       |      ended        |     through
                                 December 31, 1996 | December 31, 1996 | August 13, 1996
                                -------------------|-------------------|-----------------
                                                   (Dollars in millions)
                                                   |                   |
Insurance benefits and                             |                   |
    expenses:                                      |                   |
  Annuity and interest sensitive                   |                   |
    life benefits:                                 |                   |
    Interest credited to account                   |                   |
      balances..................      $  5.7       |       $ 10.1      |      $  4.4
    Benefit claims incurred in                     |                   |
      excess of account                            |                   |
      balances..................         1.3       |          2.2      |         0.9
  Underwriting, acquisition and                    |                   |
    insurance expenses:                            |                   |
    Commissions.................         9.9       |         26.5      |        16.6
    General expenses............         5.9       |         15.3      |         9.4
    Insurance taxes.............         0.7       |          1.9      |         1.2
    Policy acquisition costs....                   |                   |
      deferred                         (11.7)      |        (31.0)     |       (19.3)
  Amortization:                                    |                   |
    Deferred policy acquisition                    |                   |
      costs.....................         0.2       |          2.6      |         2.4
    Present value of in force                      |                   |
      acquired..................         2.7       |          3.7      |         1.0
    Goodwill....................         0.6       |          0.6      |          --
                                      ------       |       ------      |      ------
                                      $ 15.3       |       $ 31.9      |      $ 16.6
                                      ======       |       ======      |      ======


Total insurance benefits and expenses increased 59.3%, or $18.8 million, in 1997 from $31.9 million in 1996. Interest credited to account balances increased 164.4%, or $16.6 million, in 1997 as a result of higher account balances associated with the Company's fixed account option within its variable products.

Commissions increased 37.3%, or $9.8 million, in 1997 from $26.5 million in 1996. Insurance taxes increased 23.3%, or $0.4 million, in 1997 from $1.9 million in 1996. Increases and decreases in commissions and insurance taxes are generally related to changes in the level of variable product sales.

Insurance taxes are also impacted by several other factors which include an increase in FICA taxes primarily due to bonuses and an increase in state licenses and fees. Most costs incurred as the result of new sales were deferred, thus having very little impact on earnings.

General expenses increased 12.6%, or $2.0 million, in 1997 from $15.3 million in 1996 due in part to certain expenses associated with the merger occurring on October 24, 1997. In addition, the Company uses a network of wholesalers to distribute its products and the salaries of these wholesalers are included in general expenses. The portion of these salaries and related expenses which vary with sales production levels are deferred, thus having little impact on earnings. This increase in general expenses was partially offset by reimbursements received from Equitable Life, an affiliate, for certain advisory, computer and other resources and services provided by Golden American.

During the second quarter of 1997, present value of in force acquired ("PVIF") was unlocked by $2.3 million to reflect narrower current spreads than the gross profit model assumed. The Company's deferred policy acquisition costs ("DPAC"), previous balance of PVIF and unearned revenue reserve, as of the merger date, were eliminated and an asset of $44.3 million representing PVIF was established for all policies in force at the merger date. The amortization of PVIF and DPAC increased $2.4 million, or 37.1%, in 1997. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997, is $6.2 million in 1998, $6.0 million in 1999, $5.6 million in 2000, $5.0 million in 2001 and $4.2 million in 2002.

Amortization of goodwill for the year ended December 31, 1997 totaled $2.0 million compared to $0.6 million for the year ended December 31, 1996.

Interest expense on the $25 million surplus note issued December 1996 was $2.0 million for the year ended December 31, 1997. Interest on any line of credit borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. During 1997, the Company paid $0.6 million to Equitable for interest on the line of credit.

INCOME. Net income on a combined basis for 1997 was $0.3 million, a decrease of $3.2 million, or 91.4%, from 1996.

                          FINANCIAL CONDITION
RATINGS. During 1998, the Companies' ratings were upgraded by Standard & Poor's Rating Services ("Standard & Poor's") from AA to AA+. During the first quarter of 1999, the Companies' ratings were upgraded by Duff & Phelps Credit Rating Company from AA+ to AAA.

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investment portfolio grew 8.7% and 10.5%, respectively, during the first nine months of 1999. All of the Companies' investments, other than mortgage loans on real estate, are carried at fair value in the Companies' financial statements. As such, growth in the carrying value of the Companies' investment portfolio included changes in unrealized appreciation and depreciation of fixed maturities as well as growth in the cost basis of these securities. Growth in the cost basis of the Companies' investment portfolio resulted from the investment of premiums from the sale of the Companies' fixed account options. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account options of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities and short-term investments.

At September 30, 1999 and December 31, 1998, the Companies had no investments in default. At September 30, 1999 and December 31, 1998, the Companies' investment portfolio had a yield of 6.6% and 6.4%, respectively.

The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 98.0% of amortized cost value at September 30, 1999 (100.2% at December
31, 1998).

Fixed Maturities: At September 30, 1999, the Companies had fixed maturities with an amortized cost of $815.0 million and an estimated fair value of $798.7 million. At December 31, 1998, the Companies had fixed maturities with an amortized cost of $739.8 million and an estimated fair value of $742.0 million.

The Companies classify 100% of securities as available for sale. At September 30, 1999, net unrealized depreciation on fixed maturities of $16.3 million was comprised of gross appreciation of $0.8 million and gross depreciation of $17.1 million. Net unrealized holding losses on these securities, net of adjustments to VPIF, DPAC, and deferred income taxes of $4.0 million, was included in stockholder's equity at September 30, 1999. At December 31, 1998 net unrealized appreciation of fixed maturities of $2.2 million was comprised of gross appreciation of $6.7 million and gross depreciation of $4.5 million. Net unrealized holding gains on these securities, net of adjustments to VPIF, DPAC, and deferred income taxes of $1.0 million was included in stockholder's equity at December 31, 1998.

The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies, and corporations, that are rated at least A- by Standard & Poor's ($528.0 million or 64.8% at September 30, 1999 and $477.4 million or 64.5% at December 31, 1998), that are rated BBB+ to BBB- by Standard & Poor's ($138.0 million or 16.9% at September 30, 1999 and $124.0 million or 16.8% at December 31, 1998) and below investment grade securities which are securities issued by corporations that are rated BB+ to CCC-by Standard & Poor's ($72.3 million or 8.9% at September 30, 1999 and $51.6 million or 7.0% at December 31, 1998). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2, 3 or 4 ($76.7 million or 9.4% at September 30, 1999 and $86.8 million or 11.7% at December 31,
1998). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.6% at September 30, 1999 and 6.5% at December 31, 1998.

Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

At September 30, 1999, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $73.7 million, or 7.4%, of the Companies' investment portfolio ($52.7 million, or 5.9%, at December 31, 1998). The Companies intend to purchase additional below investment grade securities but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At September 30, 1999, the yield at amortized cost on the Companies' below investment grade portfolio was 7.8% compared to 6.6% for the Companies' investment grade corporate bond portfolio. AAt December 31, 1998, the yield at amortized cost on the Companies' below investment grade portfolio was 7.9% compared to 6.4% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $70.5 million, or 95.6% of amortized cost value, at September 30, 1999 ($51.7 million, or 98.1% of amortized cost value, at December 31, 1998).

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

During the nine months ended September 30, 1999 and Ifor the year ended December 31, 1998, fixed maturities designated as available for sale with a combined amortized cost of $170.6 million and $145.3 million, respectively, were called or repaid by their issuers. In total, net pre-tax losses from sales, calls, and repayments of fixed maturities amounted to $2.2 million and $0.5 million, for the first nine months of 1999 and for the year ended December 31, 1998, respectively.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of approximately $1.0 million to reduce the carrying value of the bonds to their combined net realizable value of $2.9 million. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizeable value. As a result, at June 30, 1999 Golden American recognized a total pre-tax loss of approximately $1.6 million to further reduce the carrying value of the bonds to their combined net realizeable value of $1.1 million.

Equity Securities: At September 30, 1999 and December 31, 1998, Eequity securities represented 1.5% and 1.6%, respectively, of the Companies' investment portfolio. At September 30, 1999 and December 31, 1998, the Companies owned equity securities with a cost of $14.4 million and an estimated fair value of $13.7 million and $11.5 million, respectively. At September 30, 1999, net unrealized depreciation of equity securities of $0.7 million was comprised of gross appreciation of $0.3 million and gross depreciation of $1.0 million. At December 31, 1998, net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $2.9 million . Equity securities are primarily comprised of investments in shares of the mutual funds underlying the Companies' registered separate accounts.

Mortgage Loans on Real Estate: Mortgage loans on real estate represented 9.5% and 10.9% of the Companies' investment portfolio at September 30, 1999 and at December 31, 1998, respectively. Mortgages outstanding at amortized cost were $93.9 million September 30, 1999 with an estimated fair value of $91.2 million. Mortgages outstanding were $97.3 million at December 31, 1998 with an estimated fair value of $99.8 million. At September 30, 1999, the Companies' mortgage loan portfolio included 57 loans with an average size of $1.6 million and average seasoning of 0.8 years if weighted by the number of loans. At December 31, 1998, Tthe Companies' mortgage loan portfolio includeds 57 loans with an average size of $1.7 million and average seasoning of
0.9 years if weighted by the number of loans. The Companies' mortgage loans on real estate are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location.

Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998, 13% in 1997) and Georgia (10% in
1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997).
As of September 30, 1999, there have been no significant changes to the concentrations of mortgage loans on real estate compared to December 31, 1998. At September 30, 1999 and December 31, 1998, the yield on the Companies' mortgage loan portfolio was 7.3%.

At September 30, 1999 and December 31, 1998, no mortgage loan on real estate was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of ING in the U.S. The insurance subsidiaries of EIC have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Accrued investment income increased $2.3 million during the first nine months of 1999 due to an increase in the overall size of the portfolio resulting from the investment of premiums allocated to the fixed account options of the Companies' variable products.

DPAC represents certain deferred costs of acquiring insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business after the merger. The Companies' previous balances of DPAC and VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. At September 30, 1999, the Companies had DPAC and VPIF balances of $439.2 million and $33.0 million ($205.0 million and $36.0 million, respectively at December 31, 1998). During the first nine months of 1998, VPIF decreased $2.7 million to adjust the value of other receivables and increased $0.2 million as a result of an adjustment to the merger costs.

Property and equipment increased $5.7 million, or 77.1%, during the first nine months of 1999, due to the purchase of furniture and other equipment for Golden American's new offices in West Chester, Pennsylvania. Property and equipment increased $5.8 million during 1998, due to installation of a new policy administration system, introduction of an imaging system as well as the growth in the business.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of September 30, 1999 and December 31, 1998 was $7.2 million and $4.4 million, respectively.

Other assets increased $35.8 million during the first nine months of 1999 due mainly to an increase in a receivable from the separate account. Other assets increased $5.5 million during 1998 due mainly to an increase in amounts due from an unaffiliated reinsurer under a modified coinsurance agreement.

At September 30, 1999, the Companies had $5.6 billion of separate account assets compared to $3.4 billion at December 31, 1998. The increase in separate account assets resulted from market appreciation, increased transfer activity, and sales of the Companies' variable annuity products, net of redemptions. At December 31, 1998, the Companies had $3.4 billion of separate account assets compared to $1.6 billion at December 31, 1997. The increase in separate account assets resulted from market appreciation and growth in sales of the Companies' variable annuity products, net of redemptions.

At September 30, 1999, the Companies had total assets of $7.3 billion, a 53.9% increase from December 31, 1998. At December 31, 1998, the Companies had total assets of $4.8 billion, an increase of 94.3% from December 31, 1997.

LIABILITIES. In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.5 billion, or 55.9%, during the first nine months of 1999 and totaled $6.9 billion at September 30, 1999. At September 30, 1999, future policy benefits for annuity and interest sensitive life products increased $128.3 million, or 14.6%, to $1.0 billion reflecting premium growth in the Companies' fixed account options of its variable products, net of transfers to the separate accounts. Market appreciation, increased transfer activity, and premiums, net of redemptions, accounted for the $2.2 billion, or 64.9%, increase in separate account liabilities to $5.6 billion at September 30, 1999.

In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.2 billion, or 98.2%, during 1998 and totaled $4.4 billion at December 31, 1998. Future policy benefits for annuity and interest sensitive life products increased $375.8 million, or 74.4%, to $881.1 million reflecting premium growth in the Companies' fixed account option of its variable products. Market appreciation and premium growth, net of redemptions, accounted for the $1.7 billion, or 106.3%, increase in separate account liabilities to $3.4 billion at December 31, 1998.

On September 30, 1999, Golden American issued a $75 million, 7.75% surplus note to ING AIH, which matures on September 29, 2029.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life, which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable which matures on December 17, 2026. As a result of the merger, the surplus note is now payable to EIC.

At September 30, 1999, other liabilities increased $47.5 million from $32.6 million at December 31, 1998, due primarily to increases in securities payables and remittances to be applied.

At December 31, 1998, other liabilities increased $15.3 million from $17.3 million at December 31, 1997, due primarily to increases in accounts payable, outstanding checks, guaranty fund assessment liability, and pension liability.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $100.0 million, or 28.8%, from December 31, 1998 to $447.6 million at September 30, 1999 due to capital contributions from the Parent. Additional paid-in capital increased $122.6 million, or 54.5%, from December 31, 1997 to $347.6 million at December 31, 1998 primarily due to capital contributions from the Parent.


                    LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and extra premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash used in operating activities was $60.0 million in the first nine months of 1999 compared to $22.7 million in the same period of 1998. Net cash used in operating activities was $63.9 million in 1998 compared to $4.8 million in 1997. The Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable expenses related to the continued growth in the variable annuity products. The 1998 increase in net cash used in operating activities resulted principally from the introduction of Golden American's extra premium credit product in October 1997. In 1998, $54.4 million in extra premium credits was added to contract holders' account values versus $2.8 million in 1997.

Net cash used in investing activities was $111.3 million during the first nine months of 1999 as compared to $224.5 million in the same period of 1998. This decrease is primarily due to greater net purchases of fixed maturities, equity securities, and mortgage loans on real estate during the first nine months of 1998 than in the same period of 1999. Net purchases of fixed maturities reached $79.7 million during the first nine months of 1999 versus $199.0 million in the same period of 1998. Net sales of mortgage loans on real estate were $3.2 million during the first nine months of 1999 compared to net purchases of $13.2 million during the first nine months of 1998.

Net cash used in investing activities was $390.0 million during 1998 as compared to $198.5 million in 1997. This increase is primarily due to greater net purchases of fixed maturities resulting from an increase in funds available from net fixed account deposits. Net purchases of fixed maturities reached $331.3 million in 1998 versus $135.3 million in 1997. Net purchases of mortgage loans on real estate, on the other hand, declined to $12.6 million from $51.2 at December 31, 1997in the prior year. In 1998, net purchases of short-term investments were unusually high due to the investment of the remaining proceeds of Golden American's
$60.0 million surplus note issued on December 30, 1998.

Net cash provided by financing activities was $177.5 million during the first nine months of 1999 compared to $245.1 million during the same period of 1998. In the first nine months of 1999, net cash provided by financing activities was positively impacted by net fixed account deposits of $441.7 million compared to $300.0 million in the same period of 1998. This increase was offset by net reallocations to the Companies' separate accounts, which increased to $439.2 million from $163.5 million during the prior year, and by a decrease in net borrowings of $54.8 million in the first nine months of 1999 compared to the first nine months of 1998. In the first nine months of 1999, another important source of cash provided by financing activities was $100.0 million in capital contributions from the Parent compared to $53.8 million in the first nine months of 1998. In addition, another source of cash provided by financing activities during the third quarter of 1999 was $75.0 million in proceeds from a surplus note with ING AIH.

Net cash provided by financing activities was $439.5 million during 1998 as compared to $218.6 million during the prior year. In 1998, net cash provided by financing activities was positively impacted by net fixed account deposits of $520.8 million compared to $303.6 million in 1997. This increase was partially offset by net reallocations to the Companies' separate accounts, which increased to $239.7 million from $110.1 million during the prior year. In 1998, other important sources of cash provided by financing activities were $98.4 million of capital contributions from the Parent and $60.0 million of proceeds from the issuance of a surplus note on December 30, 1998. The Companies have used part of the proceeds of the surplus note to repay outstanding short-term debt.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH, which expires on December 31, 2007. In addition, the Companies have an $85.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2000. Management believes that these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity products. It is anticipated that a continuation of capital contributions from the Parent and the issuance of additional surplus notes will cover these net cash outflows. ING is committed to the sustained growth of Golden American. During 1999, ING will maintain Golden American's statutory capital and surplus at the end of each quarter at a level such that: 1) the ratio of Total Adjusted Capital divided by Company Action Level Risk Based Capital exceeds 300%; 2) the ratio of Total Adjusted Capital (excluding surplus notes) divided by Company Action Level Risk Based Capital exceeds 200%; and
3) Golden American's statutory capital and surplus exceeds the "Amounts Accrued for Expense Allowances Recognized in Reserves" as disclosed on page 3, Line 13A of Golden American's Statutory Statement.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. During the third quarter of 1999, Golden American occupied an additional 20,000 square feet and currently occupies 85,000 square feet of leased space, its affiliate occupies 20,000 square feet, and it has made commitments for an additional 20,000 square feet to be occupied by itself or its affiliates during the fourth quarter of 1999. Previously, Golden American's home office operations were housed in leased locations in Wilmington, Delaware and various locations in Pennsylvania, which were leased on a short-term basis for use in the transition to the new office building. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $1.0 million on capital needs during the remainder of 1999.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying any dividends to Golden American during 1999.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Companies have total adjusted capital well above all required capital levels.

Reinsurance: At September 30, 1999 and at December 31, 1998, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

                  MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The

Companies' products also provide certain minimum death benefits that depend on the performance of the variable separate accounts.
Currently the majority of death benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year-end 1998 levels, variable separate account funds, which represent 85% of the in force as of September 30, 1999, pass the risk in underlying fund performance to the contract holder (except for certain minimum guarantees that are mostly reinsured). With respect to interest rate movements up or down 100 basis points from year-end 1998 levels, the remaining 15% of the in force as of September 30, 1999 are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.


     CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

 1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

 2. Changes in the federal income tax laws and regulations which may affect the tax status of the Companies'products.

 3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

 4. Increasing competition in the sale of the Companies' products.

 5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Companies' variable products.

 6. To the extent third parties are unable to transact business in the Year 2000 and thereafter, the Companies' operations could be adversely affected.


                         OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of annuity and life insurance products. Golden American and its affiliate DSI are party to in excess of 140 sales agreements with broker-dealers, three of whom, Locust Street Securities, Inc., Vestax Securities

Corporation, and Multi-Financial Securities Corporation, are affiliates of Golden American. As of September 30, 1999, two broker-dealers produce 10% or more of Golden American's product sales.

REINSURANCE. Golden American reinsures its mortality risk associated with the Contract's guaranteed death benefit with one or more appropriately licensed insurance companies. Golden American also, effective June 1, 1994, entered into a reinsurance agreement on a modified coinsurance basis with an affiliate of a broker-dealer which distributes Golden American's products with respect to 25% of the business produced by that broker-dealer.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are approximately 2,350 stock, mutual and other types of insurers in the life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

SERVICE AGREEMENTS.  Beginning in 1994 and continuing until August
13, 1996, Bankers Trust (Delaware), a subsidiary of Bankers Trust
New York Corporation, and Golden American became parties to a service agreement pursuant to which Bankers Trust (Delaware) agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Bankers Trust (Delaware)in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Charges billed to Golden American by Bankers Trust (Delaware) pursuant to the service agreement for 1996 through its termination as of August 13, 1996 were $0.5 million.

Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsidiary First Golden American Life Insurance Company of New York ("First Golden"), $0.9 million, $1.1 million, and $29,000 for the first nine months of 1999 and the years ended December 31, 1998 and 1997, respectively, under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $6.8 million, $4.8 million, $2.8 million and $2.3 million for the first nine months of 1999, and the years of 1998, 1997 and 1996, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING
IM"), an affiliate, in which ING IM provides asset management and accounting services for a fee, payable quarterly. For the first nine months of 1999 and for the year ended December 31, 1998, Golden
American and First Golden incurred fees of $1.6 million and $1.5 million, respectively, under this agreement. Prior to 1998, Golden American and First Golden had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Golden American and First Golden paid fees of $1.0 million for 1997 and $72,000 for the period from August 14, 1996 through December 31, 1996, respectively.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Revenues for these services totaled $0.9 million for the first nine months of 1999, $5.8 million for 1998 and $4.3 million for 1997.

The Companies provide resources and services to DSI. Revenues for these services totaled $0.8 million for the first nine months of 1999.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services totaled $0.4 million for the first nine months of 1999 and $2.1 million for 1998.

DISTRIBUTION AGREEMENT. Under a distribution agreement, DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of September 30, 1999 and December 31, 1998, are sold primarily through two broker/dealer institutions. For the nine months ended September 30, 1999 and the years 1998, 1997 and 1996, commissions paid by Golden American to DSI (including commissions paid by First Golden) aggregated $130.4 million, $117.5 million, $36.4 million and $27.1 million, respectively.

EMPLOYEES. Golden American, as a result of its Service Agreement with Bankers Trust (Delaware) and EIC Variable, had very few direct employees. Instead, various management services were provided by Bankers Trust (Delaware), EIC Variable and Bankers Trust New York Corporation, as described above under "Service Agreement." The cost of these services were allocated to Golden American. Since August 14, 1996, Golden American has hired individuals to perform various management services and has looked to Equitable of Iowa and its affiliates for certain other management services.

Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where all of
Golden American's records are maintained. This office space is leased.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Management's Discussion and Analysis Results of Operations"

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 11 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND OFFICERS

NAME (AGE)                    POSITION(S) WITH THE COMPANY
----------                    ----------------------------
Barnett Chernow (50)          President and Director
Myles R. Tashman (57)         Director, Executive Vice President,
                              General Counsel and Secretary
Michael W. Cunningham (50)    Director
Mark A. Tullis (44)           Director
Phillip R. Lowery (46)        Director
James R. McInnis (51)         Executive Vice President and
                              Chief Marketing Officer
Stephen J. Preston (42)       Executive Vice President and Chief
                              Actuary
E. Robert Koster (41)         Senior Vice President and Chief Financial
                              Officer
Patricia M. Corbett (34)      Treasurer and Assistant V.P.
David L. Jacobson (50)        Senior Vice President and Assistant
                              Secretary
William L. Lowe (35)          Senior Vice President, Sales and Marketing
Ronald R. Blasdell (46)       Senior Vice President, Project Implementation
Steven G. Mandel (40)         Senior Vice President and
                              Chief Information Officer
Gary F. Haynes (54)           Senior Vice President, Operations

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. The principal positions of Golden American's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President and Director of Golden American and President of First Golden in April 1998. From 1993 to 1998, Mr. Chernow served as Executive Vice President of Golden American. He was elected to serve as Executive Vice President and Director of First Golden in September 1996.

Mr. Myles R. Tashman joined Golden American in August 1994 as Senior Vice President and was named Executive Vice President, General Counsel and Secretary effective January 1, 1996. He was elected to serve as a Director of Golden American in January 1998. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden.

Mr. Michael W. Cunningham became a Director of Golden American and First Golden in April 1999. Also, he has served as a Director of Life of Georgia and Security Life of Denver since 1995.
Currently, he serves as

Executive Vice President and Chief Financial Officer of ING North
America Insurance Corporation, and has worked for them since 1991.

Mr. Mark A. Tullis became a Director of Golden American in January 2000. He has served as Executive Vice President, Strategy and
Operations for ING Americas Region since September 1999.

Mr. Phillip R. Lowery became a Director of Golden American in
April 1999.  He has served as Executive Vice President and Chief
Actuary for ING Americas Region since 1990.

Mr. James R. McInnis joined Golden American in December, 1997 as
Executive Vice President. From 1982 through November 1997, he held several positions with the Endeavor Group and was President upon his departure.

Mr. E. Robert Koster was elected Senior Vice President and Chief
Financial Officer of Golden American in September 1998.  From
August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Ms. Patricia M. Corbett was elected Treasurer of Golden American in December 1998. She joined Equitable Life Insurance Company of Iowa in 1987 and is currently Treasurer and Assistant Vice President of Equitable Life and USG Annuity & Life Company.

Mr. David L. Jacobson joined Golden American in November 1993 as
Senior Vice President and Assistant Secretary.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an
Executive Vice President and Chief Actuary in June 1998.

Mr. William L. Lowe joined Equitable Life as Vice President, Sales & Marketing in January 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October 1998.

Mr. Steven G. Mandel joined Golden American in October 1988 and became Senior Vice President and Chief Information Officer in
June 1998.

Mr. Ronald R. Blasdell joined Golden American in February 1994 and became Senior Vice President, Project Implementation in June 1998.

Mr. Gary Haynes joined Golden American in April 1999 and became
Senior Vice President, Operations in April 1999.


COMPENSATION TABLES AND OTHER INFORMATION

The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1998. Certain executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI. Executive officers of Golden American are also officers of DSI. The salaries of such individuals are allocated between Golden American and DSI pursuant to an arrangement among these companies. Throughout 1995 and until August 13, 1996, Terry L. Kendall served as a Managing Director at Bankers Trust New York Corporation. Compensation amounts for Terry L. Kendall which are reflected throughout these tables prior to August 14, 1996 were not charged to Golden American, but were instead absorbed by Bankers Trust New York Corporation.

EXECUTIVE COMPENSATION TABLE

The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officers and the five other most highly compensated executive officers for the fiscal year ended December 31, 1998. As of the date of this prospectus 1999 data was not yet available.

                                                            LONG-TERM            ALL OTHER
                              ANNUAL COMPENSATION         COMPENSATION         COMPENSATION
                              -------------------   ------------------------   ------------
                                                     RESTRICTED   SECURITIES
NAME AND                                            STOCK AWARDS  UNDERLYING
PRINCIPAL POSITION   YEAR     SALARY     BONUS(1)    OPTIONS(2)   OPTIONS(3)
------------------   ----     ------     --------   ------------  ----------
Barnett Chernow,     1998    $284,171    $105,375                   8,000
 President           1997    $234,167    $ 31,859     $277,576      4,000
                     1996    $207,526    $150,000                               $ 7,755(4)

James R. McInnis,    1998    $250,004    $626,245                   2,000
 Executive Vice
 President

Keith Glover,        1998    $250,000    $145,120                  3,900
 Executive Vice
 President

Myles R. Tashman,    1998    $189,337    $ 54,425                  3,500
 Executive Vice      1997    $181,417    $ 25,000     $165,512     5,000
 President,          1996    $176,138    $ 90,000                              $  5,127(4)
 General Counsel
 and Secretary

Stephen J. Preston,  1998    $173,870    $ 32,152                 3,500
 Executive Vice      1997    $160,758    $ 16,470
 President           1996    $156,937    $ 58,326
 and Chief Actuary

Paul R. Schlaack,    1998    $406,730    $210,600
 Former Chairman     1997    $351,000    $249,185    $1,274,518     19,000       $15,000
 and Vice President  1996    $327,875    $249,185    $  245,875     19,000       $15,000

Terry L. Kendall,    1998    $145,237    $181,417
 Former President    1997    $362,833    $ 80,365    $  644,844     16,000
 and CEO             1996    $288,298    $400,000                                $11,535(4)

 ------------------
 (1) The amount shown relates to bonuses paid in 1998, 1997 and 1996.
 (2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
 (3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change in control of Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.
 (4) In 1996, Contributions were made by the Company on behalf of the employee to PartnerShare, the deferred compensation plan sponsored by Bankers Trust New York Corporation and its affiliates for the benefit of all Bankers Trust employees, in February of 1996 to employees on record as of December 31, 1996, after an employee completed one year of service with the company. This contribution could be in the form of deferred compensation and/or a cash payment. In 1996, Mr. Kendall received $9,000 of deferred compensation and $2,535 of cash payment from the plan; Mr. Chernow received $6,000 of deferred compensation and $1,755 of cash payment from the plan; Mr. Tashman received $4,000 of deferred compensation and $1,127 of cash payment from the plan.

OPTION GRANTS IN LAST FISCAL YEAR (1998)

                                                                                   POTENTIAL
                                                                       REALIZABLE VALUE AT
                                                                         ASSUMED ANNUAL
                              % OF TOTAL                                RATES OF STOCK
                  NUMBER OF     OPTIONS                                PRICE APPRECIATION
                  SECURITIES  GRANTED TO                                   FOR OPTION
                  UNDERLYING  EMPLOYEES      EXERCISE                       TERM (3)
                   OPTIONS    IN FISCAL       OR BASE   EXPIRATION     ------------------
NAME              GRANTED(1)    YEAR         PRICE (2)     DATE           5%        10%
----              ----------    -----        ---------     ----           --        ---
Barnett Chernow     8,000       11.99         $60.518    5/26/2003     $164,016  $362,433
James R. McInnis    2,000        3.00         $60.518    5/26/2003     $ 41,004  $ 90,608
Keith Glover        3,900        5.85         $60.518    5/26/2003     $ 79,958  $176,686
Myles R. Tashman    3,500        5.25         $60.518    5/26/2003     $ 71,758  $158,564
Stephen J. Preston  3,500        5.25         $60.518    5/26/2003     $ 71,758  $158,564

 -----------------
 (1) Stock appreciation rights granted on May 26, 1998 to the officers of Golden American have a three-year vesting period and an expiration date as shown.
 (2) The base price was equal to the fair market value of ING's stock on on the date of grant.
 (3) Total dollar gains based on indicated rates of appreciation of share price over a the five year term of the rights.

Directors of Golden American receive no additional compensation for serving as a director.

[Shaded Section Header]
--------------------------------------------------------------------------
  UNAUDITED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------
For the Nine Months Ended September 30, 1999

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                       (Dollars in thousands, except per share data)

                                            September 30, 1999  December 31, 1998
                                            ------------------  -----------------
ASSETS
Investments:
 Fixed maturities, available for sale, at
  fair value (cost:  1999 -- $815,027;
  1998 -- $739,772)                           $  798,708          $  741,985
 Equity securities, at fair value (cost:          13,679              11,514
  1999 -- $14,437; 1998 -- $14,437)
 Mortgage loans on real estate                    93,884              97,322
 Policy loans                                     13,454              11,772
 Short-term investments                           66,519              41,152
                                              ----------          ----------
Total investments                                986,244             903,745

Cash and cash equivalents                         12,908               6,679
Due from affiliates                                1,460               2,983
Accrued investment income                         11,896               9,645
Deferred policy acquisition costs                439,176             204,979
Value of purchased insurance in force             32,984              35,977
Current income taxes recoverable                     204                 628
Deferred income tax asset                         29,690              31,477
Property and equipment, less allowances
 for depreciation of $2,807 in 1999
 and $801 in 1998                                 13,017               7,348
Goodwill, less accumulated amortization
 of $7,242 in 1999 and $4,408 in 1998            143,886             146,719
Other assets                                      42,072               6,239
Separate account assets                        5,598,490           3,396,114
                                              ----------          ----------
Total assets                                  $7,312,027          $4,752,533
                                              ==========          ==========


LIABILITIES  AND  STOCKHOLDER'S  EQUITY
Policy liabilities and accruals:
 Future policy benefits:
  Annuity and interest sensitive life
    products                                  $1,009,382            $881,112
  Unearned revenue reserve                         5,855               3,840
 Other policy claims and benefits                     15                  --
                                              ----------          ----------
                                               1,015,252             884,952

Surplus notes                                    160,000              85,000
Due to affiliates                                  4,328                  --
Other liabilities                                 80,081              32,573
Separate account liabilities                   5,598,490           3,396,114
                                              ----------          ----------
                                               6,858,151           4,398,639

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
  authorized, issued,                              2,500               2,500
  and outstanding  250,000 shares
 Additional paid-in capital                      447,640             347,640
 Accumulated other comprehensive loss             (4,464)               (895)
 Retained earnings                                 8,200               4,649
                                              ----------          ----------
Total stockholder's equity                       453,876             353,894
                                              ----------          ----------
Total liabilities and stockholder's
 equity                                       $7,312,027          $4,752,533
                                              ==========          ==========


                                  See accompanying notes.


                                          74

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                               (Dollars in thousands)


                                                For the Nine       For the Nine
                                                Months ended       Months ended
                                             September 30, 1999  September 30, 1998
                                             ------------------  ------------------
Revenues:
 Annuity and interest sensitive
  life product charges                           $  55,195           $ 26,984
 Management fee revenue                              6,755              3,257
 Net investment income                              42,671             29,296
 Realized gains (losses) on
  investments                                       (2,215)               436
 Other income                                        7,448              4,805
                                                 ---------           --------
                                                   109,854             64,778
Insurance benefits and expenses:
 Annuity and interest sensitive
  life benefits:
  Interest credited to account                     125,404             64,110
   balances
  Benefit claims incurred in                         3,452                862
   excess of account balances
 Underwriting, acquisition, and
  insurance expenses:
  Commissions                                      134,585             84,958
  General expenses                                  47,551             23,480
  Insurance taxes, state                             3,545              2,680
   licenses, and fees
  Policy acquisition costs                        (244,840)          (133,616)
   deferred
  Amortization:
   Deferred policy acquisition                      19,699              4,014
    costs
   Value of purchased insurance                      4,803              3,252
    in force
   Goodwill                                          2,834              2,834
                                                 ---------           --------
                                                    97,033             52,574
 Interest expense                                    5,552              3,033
                                                 ---------           --------
                                                   102,585             55,607
                                                 ---------           --------
 Income before income taxes                          7,269              9,171

 Income taxes                                        3,718              4,294
                                                 ---------           --------
 Net income                                      $   3,551           $  4,877
                                                 =========           ========


                                 See accompanying notes.


                                          75

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED)
                               (Dollars in thousands)


                                                For the Nine       For the Nine
                                                Months ended       Months ended
                                             September 30, 1999  September 30, 1998
                                             ------------------  ------------------
NET CASH USED IN OPERATING ACTIVITIES            $ (60,026)          $ (22,666)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
 Fixed maturities -- available for sale             170,548              92,707
 Mortgage loans on real estate                        4,241               3,145
 Short-term investments  -- net                          --               2,575
                                                 ----------          ----------

                                                    174,789              98,427

Acquisition of investments:
 Fixed maturities -- available for sale            (250,277)           (291,687)
 Equity securities                                       --             (10,000)
 Mortgage loans on real estate                       (1,034)            (16,390)
 Policy loans -- net                                 (1,682)             (1,385)
 Short term investments -- net                      (25,367)                 --
                                                 ----------          ----------
                                                   (278,360)           (319,462)
Net purchase of property and equipment               (7,700)             (3,470)
                                                 ----------          ----------
Net cash used in investing activities              (111,271)           (224,505)

FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement             488,950             242,847
 borrowings
Repayment of reciprocal loan agreement             (488,950)           (202,847)
 borrowings
Proceeds from revolving note payable                131,595              20,082
Repayment of revolving note payable                (131,595)                 --
Proceeds from surplus note                           75,000                  --
Repayment of line of credit borrowings                   --              (5,309)
Receipts from annuity and interest
 sensitive life policies credited
 to account balances                                540,464             350,385
Return of account balances on annuity
 and interest sensitive life policies               (98,715)            (50,370)
Net reallocations to Separate Accounts             (439,223)           (163,455)
Contributions from parent                           100,000              53,750
                                                 ----------          ----------
Net cash provided by financing                      177,526             245,083
 activities
                                                 ----------          ----------

Increase (decrease) in cash and cash
 equivalents                                          6,229             (2,088)

Cash and cash equivalents at beginning
 of period                                            6,679             21,039
                                                 ----------          ----------
Cash and cash equivalents at end of
 period                                          $   12,908          $   18,951
                                                 ==========          ==========


SUPPLEMENTAL DISCLOSURE OF CASH FLOW
INFORMATION
Cash paid during the period for:
 Interest                                        $    5,078          $   3,493
 Taxes                                                   10                 80
Non-cash financing activities:
 Non-cash adjustment to additional paid
  in capital for adjusted merger costs                   --                143
 Non-cash contribution of capital from
  parent to repay line of credit
  borrowings                                             --             18,750


                                  See accompanying notes.


                                           76

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999


1.  BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, the financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments were of a normal recurring nature, unless otherwise noted in Management's Discussion and Analysis and the Notes to Financial Statements. Operating results for the nine months ended September 30, 1999 are not necessarily indicative of the results that may be expected for the year ending December 31, 1999. These financial statements should be read in conjunction with the financial statements and related notes included in the Golden American Life Insurance Company's annual report on Form 10-K for the year ended December 31, 1998.

CONSOLIDATION
The condensed consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and with Golden American, collectively, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"). On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc., a Delaware corporation.

FAIR VALUES
Estimated fair values of publicly traded fixed maturities for 1999 are as reported by an independent pricing service.

STATUTORY
Net loss for Golden American as determined in accordance with statutory accounting practices was $75,508,000 and $32,198,000 for the nine months ended September 30, 1999 and 1998, respectively. Total statutory capital and surplus was $285,674,000 at September 30, 1999 and $183,045,000 at
December 31, 1998.

RECLASSIFICATIONS
Certain amounts in the September 30, 1998 and December 31, 1998 financial statements have been reclassified to conform to the September 30, 1999 financial statement presentation.

2.  COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the Statement of Financial Accounting Standard ("SFAS") No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999


2.  COMPREHENSIVE INCOME (continued)

Companies' available for sale securities (net of adjustments for value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes) to be included in other comprehensive income.

During the third quarter and first nine months of 1999, other comprehensive income (loss) for the Companies amounted to $2,059,000 and $(18,000), respectively ($2,426,000 and $5,478,000, respectively, for the same periods of 1998). Included in these amounts are other comprehensive income (loss) for First Golden of $(14,000) and $(258,000) for the third quarter and first nine months of 1999, respectively ($601,000 and $1,174,000, respectively, for the same periods of 1998). Other comprehensive income (loss) excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $(460,000) and $(2,512,000) during the third quarter and first nine months of 1999, respectively ($263,000 and $388,000, respectively, for the same periods of 1998). Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments for VPIF and DPAC totaling $(38,000) and $297,000 for the third quarter and first nine months of 1999, respectively ($40,000 and $48,000, respectively, for the same periods of 1998).

3.  INVESTMENTS

INVESTMENT VALUATION ANALYSIS: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000.

4.  RELATED PARTY TRANSACTIONS

OPERATING AGREEMENTS: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. The Companies paid commissions and expenses to DSI totaling $50,131,000 in the third quarter and $130,419,000 for the first nine months of 1999 ($32,104,000 and $82,548,000, respectively, for the same periods of 1998).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the third quarter and first nine months of 1999, the fee was $2,659,000 and $6,755,000, respectively ($1,234,000 and $3,257,000, respectively, for the same periods of 1998).

The Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the third quarter and first nine months of 1999, the Companies incurred fees of $523,000 and

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

4.  RELATED PARTY TRANSACTIONS (continued)

$1,637,000, respectively, under this agreement ($341,000 and $1,013,000, respectively, for the same periods of 1998).

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable at June 30, 1999 or 1998.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $237,000 in the third quarter of 1999 and $898,000 for the first nine months of 1999 ($1,524,000 and $5,091,000, respectively, for the same periods of 1998).

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $50,000 in the third quarter of 1999 and $855,000 for the first nine months of 1999 ($261,000 and $575,000, respectively, for the same periods of 1998).

The Companies provide resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $276,000 in the third quarter of 1999 and $759,000 for the first nine months of 1999 ($19,000 and $57,000, respectively, for the same periods of 1998).

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $159,000 in the third quarter of 1999 and $376,000 for the first nine months of 1999.

For the third quarter of 1999, the Companies received 7.8% of total premiums (9.7% in the same period of 1998), net of reinsurance, for variable products sold through four affiliates, Locust Street Securities, Inc. ("LSSI"), Vestax Securities Corporation ("Vestax"), DSI, and Multi-Financial Securities Corporation ("Multi-Financial") of $46,600,000, $12,900,000, $0, and $11,000,000, respectively ($34,600,000, $14,200,000,
$1,800,000, and $4,100,000, respectively, for the same period of 1998). For the first nine months of 1999, the Companies received 9.5% of total premiums (10.0% in the same period of 1998), net of reinsurance, from LSSI, Vestax, DSI, and Multi-Financial of $121,900,000, $72,000,000, $2,300,000, and $24,400,000, respectively ($92,700,000, $30,000,000,
$10,700,000, and $10,000,000, respectively, for the same period of 1998).

RECIPROCAL LOAN AGREEMENT: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

4.  RELATED PARTY TRANSACTIONS (continued)

$397,000 in the third quarter of 1999 and $633,000 for the first nine months of 1999 ($505,000 and $1,269,000, respectively, for the same periods of 1998). At September 30, 1999, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

LINE OF CREDIT: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the first quarter of 1998. The outstanding balance was paid by a capital contribution from the Parent and with funds borrowed from ING AIH.

SURPLUS NOTES: On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred no interest expense in the third quarter of 1999.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $1,088,000 in the third quarter of 1999 and $3,263,000 for the first nine months of 1999.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $516,000 in the third quarter of 1999 and $1,547,000 for the first nine months of 1999, unchanged from the same periods of 1998. As a result of the merger, the surplus note is now payable to EIC.

STOCKHOLDER'S EQUITY: During the third quarter of 1999 and the first nine months of 1999, Golden American received capital contributions from its Parent of $20,000,000 and $100,000,000, respectively ($0 and $72,500,000, respectively, for the same periods of 1998).

5.  COMMITMENTS AND CONTINGENCIES

REINSURANCE: At September 30, 1999, Golden American had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. At September 30, 1999 and 1998, the Companies had a net receivable of $14,041,000 and $6,539,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $2,268,000 and $257,000, respectively, for claims recoverable from reinsurers, $918,000 and $451,000, respectively, for a payable for reinsurance premiums and $12,691,000 and $6,733,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $2,638,000 in the third quarter of 1999 and $6,656,000 for the first nine months of 1999 compared to $1,293,000 and $3,259,000, respectively, for the same periods in 1998. Also included in the accompanying financial statements are net policy benefits of

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                September 30, 1999

5.  COMMITMENTS AND CONTINGENCIES (continued)

$2,569,000 in the third quarter of 1999 and $4,008,000 for the first nine months of 1999 compared to $1,272,000 and $2,096,000, respectively, for the same periods in 1998.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty.

GUARANTY FUND ASSESSMENTS: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $208,000 and $598,000 in the third quarter and first nine months of 1998, respectively. At September 30, 1999, the Companies have an undiscounted reserve of $2,444,000 to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.


LITIGATION: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

VULNERABILITY FROM CONCENTRATIONS: The Companies have various concentrations in the investment portfolio. The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact on the Companies' financial condition. Two broker/dealers, each having at least ten percent of total sales, generated 29% of the Companies' sales during the first nine months of 1999 (10% by one broker/dealer in the same period of 1998). The Premium Plus variable annuity product generated 78% of the Companies' sales during the first nine months of 1999 (59% in the same period of 1998).

REVOLVING NOTE PAYABLE: To enhance short-term liquidity, the Companies established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. As of July 31, 1999, the SunTrust Bank, Atlanta revolving note facility was extended to July 31, 2000. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the quarter and nine months ended September 30, 1999, the Companies paid interest expense of $55,000 and $109,000, respectively ($6,000 for the same periods of 1998). At September 30, 1999, the Companies did not have any borrowings under this agreement.

[Shaded Section Header]
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      FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 1998 and 1997, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996. These financials are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for the year ended December 31, 1998 and for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP




Des Moines, Iowa
February 12, 1999

                         GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                    (Dollars in thousands, except per share data)


                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
ASSETS
Investments:
  Fixed maturities, available for
    sale, at fair value (cost:
    1998 - $739,772; 1997 -
    $413,288)......................     $  741,985        $  414,401
  Equity securities, at fair value
    (cost: 1998 - $14,437; 1997 -
    $4,437)........................         11,514             3,904
  Mortgage loans on real estate....         97,322            85,093
  Policy loans.....................         11,772             8,832
  Short-term investments...........         41,152            14,460
                                        ----------        ----------
Total investments..................        903,745           526,690
Cash and cash equivalents..........          6,679            21,039
Due from affiliates................          2,983               827
Accrued investment income..........          9,645             6,423
Deferred policy acquisition costs..        204,979            12,752
Value of purchased insurance in
  force............................         35,977            43,174
Current income taxes recoverable...            628               272
Deferred income tax asset..........         31,477            36,230
Property and equipment, less
  allowances for depreciation
  of $801 in 1998 and $97 in 1997..          7,348             1,567
Goodwill, less accumulated
  amortization of $4,408 in 1998
  and $630 in 1997.................        146,719           150,497
Other assets.......................          6,239               755
Separate account assets............      3,396,114         1,646,169
                                        ----------        ----------
Total assets.......................     $4,752,533        $2,446,395
                                        ==========        ==========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                (Dollars in thousands, except per share data)

                                                  POST-MERGER
                                     ------------------------------------
                                     December 31, 1998  December 31, 1997
                                     -----------------  -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
 Annuity and interest sensitive life
   products.........................     $  881,112        $  505,304
 Unearned revenue reserve...........          3,840             1,189
 Other policy claims and benefits...             --                10
                                         ----------        ----------
                                            884,952           506,503

Line of credit with affiliate.......             --            24,059
Surplus notes.......................         85,000            25,000
Due to affiliates...................             --                80
Other liabilities...................         32,573            17,271
Separate account liabilities........      3,396,114         1,646,169
                                         ----------        ----------
                                          4,398,639         2,219,082

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $10 per share,
   authorized,issued and outstanding
   250,000 shares...................          2,500            2,500
 Additional paid-in capital.........        347,640          224,997
 Accumulated other comprehensive
   income (loss)....................           (895)             241
 Retained earnings (deficit)........          4,649             (425)
                                         ----------       ----------
Total stockholder's equity..........        353,894          227,313
                                         ----------       ----------
Total liabilities and stockholder's
  equity............................     $4,752,533       $2,446,395
                                         ==========       ==========


                      See accompanying notes.

                   GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF OPERATIONS
                      (Dollars in thousands)


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
REVENUES:                                                          |                                     |
 Annuity and interest sensitive                                    |                                     |
  life product charges........    $  39,119           $  3,834     |     $ 18,288           $ 8,768      |     $12,259
 Management fee revenue.......        4,771                508     |        2,262               877      |       1,390
 Net investment income........       42,485              5,127     |       21,656             5,795      |       4,990
 Realized gains (losses) on                                        |                                     |
  investments.................       (1,491)                15     |          151                42      |        (420)
 Other income.................        5,569                236     |          426               486      |          70
                                  ---------           --------     |     --------           -------      |     -------
                                     90,453              9,720     |       42,783            15,968      |      18,289
                                                                   |                                     |
                                                                   |                                     |
INSURANCE BENEFITS AND EXPENSES:                                   |                                     |
 Annuity and interest sensitive                                     |                                     |
 life benefits:                                                    |                                     |
 Interest credited to account                                      |                                     |
  balances.....................      94,845              7,413     |       19,276             5,741      |       4,355
 Benefit claims incurred in                                        |                                     |
  excess of account balances...       2,123                 --     |          125             1,262      |         915
 Underwriting, acquisition                                         |                                     |
  and insurance expenses:                                          |                                     |
  Commissions..................     121,171              9,437     |       26,818             9,866      |      16,549
  General expenses.............      37,577              3,350     |       13,907             5,906      |       9,422
  Insurance taxes..............       4,140                450     |        1,889               672      |       1,225
  Policy acquisition costs                                         |                                     |
    deferred...................    (197,796)           (13,678)    |      (29,003)          (11,712)     |     (19,300)
  Amortization:                                                    |                                     |
   Deferred policy acquisition                                     |                                     |
     costs.....................       5,148                892     |        1,674               244      |       2,436
   Value of purchased insurance                                    |                                     |
     in force..................       4,724                948     |        5,225             2,745      |         951
   Goodwill....................       3,778                630     |        1,398               589      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     75,710              9,442     |       41,309            15,313      |      16,553
                                                                   |                                     |
Interest expense...............       4,390                557     |        2,082                85      |          --
                                  ---------          ---------     |     --------            ------      |     -------
                                     80,100              9,999     |       43,391            15,398      |      16,553
                                  ---------          ---------     |     --------            ------      |     -------
Income (loss) before income                                        |                                     |
  taxes........................      10,353               (279)    |         (608)              570      |       1,736
                                                                   |                                     |
Income taxes...................       5,279                146     |       (1,337)              220      |      (1,463)
                                  ---------          ---------     |     --------            ------      |     -------
Net income (loss)..............   $   5,074          $    (425)    |     $    729           $   350      |    $  3,199
                                  =========          =========     |     ========           =======      |    ========


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                      (Dollars in thousands)


                                                                       Accumulated
                                             Redeemable   Additional      Other       Retained          Total
                                   Common    Preferred      Paid-in   Comprehensive   Earnings      Stockholder's
                                   Stock       Stock        Capital   Income (Loss)   (Deficit)        Equity
                                   ------------------------------------------------------------------------------
                                                                   PRE-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at January 1, 1996........ $2,500     $50,000     $  45,030     $   658         $  (63)      $  98,125
 Comprehensive income:
  Net income......................     --          --            --          --          3,199           3,199
  Change in net unrealized
   investment gains  (losses).....     --          --            --      (1,175)            --          (1,175)
                                                                                                     ---------
 Comprehensive income.............                                                                       2,024
 Preferred stock dividends........     --          --            --          --           (719)           (719)
                                    ------    -------      --------     -------         ------       ---------
Balance at August 13, 1996........ $2,500     $50,000     $  45,030    $   (517)        $2,417       $  99,430
                                   ======     =======      ========    ========         ======       =========

                                   ------------------------------------------------------------------------------
                                                                  POST-ACQUISITION
                                   ------------------------------------------------------------------------------
Balance at August 14, 1996........ $2,500     $50,000     $  87,372          --             --        $139,872
 Comprehensive income:
  Net income......................     --          --            --          --         $  350             350
  Change in net unrealized
   investment gains (losses)......     --          --            --     $   262             --             262
                                                                                                      --------
 Comprehensive income.............                                          612
 Contribution of preferred stock
  to additional paid-in capital...     --     (50,000)       50,000          --             --              --
                                    ------    -------      --------     -------         ------        --------
Balance at December 31, 1996......   2,500         --       137,372         262            350         140,484
 Comprehensive income:
  Net income......................      --         --            --          --            729             729
  Change in net unrealized
   investment gains (losses)......      --         --            --       1,543             --           1,543
                                                                                                      --------
 Comprehensive income.............                                        2,272
 Contribution of capital..........      --         --         1,121          --             --           1,121
                                    ------    -------      --------     -------         ------        --------
Balance at October 24, 1997         $2,500         --      $138,493      $1,805         $1,079        $143,877
                                    ======    =======      ========      ======         ======        ========


                                   ------------------------------------------------------------------------------
                                                                     POST-MERGER
                                   ------------------------------------------------------------------------------
Balance at October 25, 1997.......  $2,500         --      $224,997          --             --      $227,497
 Comprehensive loss:
   Net loss.......................      --         --            --          --         $ (425)         (425)
  Change in net unrealized
   investment gains (losses)......      --         --            --     $   241             --           241
                                                                                                    --------
 Comprehensive loss...............                                                                      (184)
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1997......   2,500         --       224,997         241           (425)      227,313
 Comprehensive income:
  Net income......................      --         --            --          --          5,074         5,074
  Change in net unrealized
   investment gains (losses)......      --         --            --      (1,136)            --        (1,136)
                                                                                                    --------
 Comprehensive income.............                                                                     3,938
 Contribution of capital..........      --         --       122,500          --             --       122,500
 Other............................      --         --           143          --             --           143
                                    ------    -------      --------     -------         ------      --------
Balance at December 31, 1998......  $2,500         --      $347,640     $  (895)        $4,649      $353,894
                                    ======    =======      ========     =======         ======      ========

                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
OPERATING ACTIVITIES                                               |                                     |
Net income (loss)............     $   5,074           $   (425)    |     $    729           $    350     |     $   3,199
Adjustments to reconcile net                                       |                                     |
 income (loss) to net cash                                         |                                     |
 provided by (used in)                                             |                                     |
 operations:                                                       |                                     |
 Adjustments related to annuity                                    |                                     |
  and interest sensitive life                                      |                                     |
  products:                                                        |                                     |
  Interest credited and other                                      |                                     |
   charges on interest                                             |                                     |
   sensitive products........         94,690             7,361     |       19,177              5,106     |         4,472
  Change in unearned                                               |                                     |
   revenues..................          2,651             1,189     |        3,292              2,063     |         2,084
 Decrease (increase) in                                            |                                     |
  accrued investment income..         (3,222)            1,205     |       (3,489)              (877)    |        (2,494)
 Policy acquisition costs                                          |                                     |
  deferred...................       (197,796)          (13,678)    |      (29,003)           (11,712)    |       (19,300)
 Amortization of deferred                                          |                                     |
  policy acquisition costs...          5,148               892     |        1,674                244     |         2,436
 Amortization of value of                                          |                                     |
  purchased insurance in                                           |                                     |
  force......................          4,724               948     |        5,225              2,745     |           951
 Change in other assets,                                           |                                     |
  other liabilities and                                            |                                     |
  accrued income taxes.......          9,891             4,205     |       (8,944)               (96)    |         4,672
 Provision for depreciation                                        |                                     |
  and amortization...........          8,147             1,299     |        3,203              1,242     |           703
 Provision for deferred                                            |                                     |
  income taxes...............          5,279               146     |          316                220     |        (1,463)
 Realized (gains) losses on                                        |                                     |
  investments................          1,491               (15)    |         (151)               (42)    |           420
                                   ---------          --------     |      --------           --------    |     ---------
Net cash provided by (used                                         |                                     |
 in)operating activities.....        (63,923)            3,127     |       (7,971)              (757)    |        (4,320)
                                                                   |                                     |
INVESTING ACTIVITIES                                               |                                     |
Sale, maturity or repayment                                        |                                     |
 of investments:                                                    |                                     |
 Fixed maturities - available                                      |                                     |
  for sale                           145,253             9,871     |       39,622             47,453     |        55,091
 Mortgage loans on real                                            |                                     |
  estate.....................          3,791             1,644     |        5,828                 40     |            --
 Short-term investments-net..             --                --     |       11,415              2,629     |           354
                                   ---------          --------     |     --------           --------     |     ---------
                                     149,044            11,515     |       56,865             50,122     |        55,445
Acquisition of investments:                                        |                                     |
 Fixed maturities - available                                      |                                     |
  for sale...................       (476,523)          (29,596)    |     (155,173)          (147,170)    |      (184,589)
 Equity securities...........        (10,000)               (1)    |       (4,865)                (5)    |            --
 Mortgage loans on real                                            |                                     |
  estate.....................        (16,390)          (14,209)    |      (44,481)           (31,499)    |            --
 Policy loans - net..........         (2,940)             (328)    |       (3,870)              (637)    |        (1,977)
 Short-term investments-net..        (26,692)          (13,244)    |           --                 --     |            --
                                   ---------          --------     |     --------           --------     |     ---------
                                    (532,545)          (57,378)    |     (208,389)          (179,311)    |      (186,566)
Purchase of property and                                           |                                     |
 equipment...................         (6,485)             (252)    |         (875)              (137)    |            --
                                   ---------          --------     |     --------           --------     |     ---------
Net cash used in investing                                         |                                     |
 activities..................       (389,986)          (46,115)    |     (152,399)          (129,326)    |      (131,121)


                      See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                      (Dollars in thousands)



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |                                     |
FINANCING ACTIVITIES                                               |                                     |
Proceeds from issuance of                                          |                                     |
 surplus note................     $  60,000                --      |           --           $ 25,000     |            --
Proceeds from reciprocal loan                                      |                                     |
 agreement borrowings........       500,722                --      |           --                 --     |            --
Repayment of reciprocal loan                                       |                                     |
 agreement borrowings........      (500,722)               --      |           --                 --     |            --
Proceeds from revolving                                            |                                     |
 note payable................       108,495                --      |           --                 --     |            --
Repayment of revolving note                                        |                                     |
 payable.....................      (108,495)               --      |           --                 --     |            --
Proceeds from line of credit                                       |                                     |
 borrowings..................            --           $10,119      |    $  97,124                 --     |            --
Repayment of line of credit                                        |                                     |
borrowings...................            --            (2,207)     |      (80,977)                --     |            --
Receipts from annuity and                                          |                                     |
 interest sensitive life                                           |                                     |
 policies credited to                                              |                                     |
 account balances............       593,428            62,306      |      261,549            116,819     |      $149,750
Return of account balances                                         |                                     |
 on annuity and interest                                           |                                     |
 sensitive life policies.....       (72,649)           (6,350)     |      (13,931)            (3,315)    |        (2,695)
Net reallocations to Separate                                      |                                     |
 Accounts                          (239,671)          (17,017)     |      (93,069)           (10,237)    |        (8,286)
Contributions of capital by                                        |                                     |
 parent......................        98,441                --      |        1,011                 --     |            --
Dividends paid on preferred                                        |                                     |
 stock.......................            --                --      |           --                 --     |          (719)
Net cash provided by                                               |                                     |
 financing activities........       439,549            46,851      |      171,707            128,267     |       138,050
                                                                   |                                     |
Increase (decrease) in cash                                        |                                     |
 and cash equivalents........       (14,360)            3,863      |       11,337             (1,816)    |         2,609
Cash and cash equivalents at                                       |                                     |
 beginning of period.........        21,039            17,176      |        5,839              7,655     |         5,046
Cash and cash equivalents at                                       |                                     |
 end of period...............     $   6,679           $21,039      |    $  17,176           $  5,839     |      $  7,655
                                                                   |                                     |
SUPPLEMENTAL DISCLOSURE                                            |                                     |
  OF CASH FLOW INFORMATION                                         |                                     |
Cash paid during the period                                        |                                     |
 for:                                                              |                                     |
 Interest....................     $   4,305           $   295      |    $   1,912                 --     |            --
 Income taxes................            99                --      |          283                 --     |            --
Non-cash financing activities:                                     |                                     |
 Non-cash adjustment to                                            |                                     |
  additional paid-in capital                                       |                                     |
  for adjusted merger costs..           143                --      |           --                 --     |            --
Contribution of property and                                       |                                     |
  equipment from EIC Variable,                                     |                                     |
  Inc. net of $353 of                                              |                                     |
  accumulated depreciation...            --                --      |          110                 --     |            --
Contribution of capital from                                       |                                     |
  parent to repay line of                                          |                                     |
  credit borrowings..........        24,059                --      |           --                 --     |            --


                     See accompanying notes.

                  GOLDEN AMERICAN LIFE INSURANCE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                         December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION

The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New
York ("First Golden," and with Golden American, collectively, the
"Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION

Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. On January 2, 1997 and December 23, 1997, First Golden became licensed to sell insurance products in New York and Delaware, respectively. The Companies' products are marketed by broker/dealers, financial institutions and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997, PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger ("Merger Agreement") dated July 7, 1997 among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. See Note 6 for additional information regarding the merger.

On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable, Inc. (subsequently known as EIC Variable, Inc.) and its wholly owned subsidiaries, Golden American and Directed Services, Inc. ("DSI") from Whitewood Properties Corporation ("Whitewood"). See Note 7 for additional information regarding the acquisition.

For financial statement purposes, the ING merger was accounted for as a purchase effective October 25, 1997 and the change in control of Golden American through the acquisition of BT Variable, Inc. was accounted for as a purchase effective August 14, 1996. The merger and acquisition resulted in new bases of accounting reflecting estimated fair values of assets and liabilities at their respective dates. As a result, the Companies' financial statements for the periods after October 24, 1997 are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997 are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No.
115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment" or "trading."
Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs
("DPAC") and deferred income taxes. At December 31, 1998 and 1997, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which then becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal.
Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded fixed maturities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities which consist of the Companies' investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS

For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity and variable life products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE

As a result of the merger and the acquisition, a portion of the purchase price related to each transaction was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities. See Notes 6 and 7 for additional information on VPIF resulting from the merger and acquisition.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis. Goodwill established as a result of the acquisition was being amortized over 25 years on a straight-line basis. See Notes 6 and 7 for additional information on the merger and acquisition.

FUTURE POLICY BENEFITS

Future policy benefits for divisions with fixed interest guarantees of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 10.00% during 1998, 3.30% to 8.25% during 1997 and 4.00% to 7.25% during 1996. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS

Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable annuity and variable life contracts. Contractholders, rather than the Companies, bear the investment risk for the variable products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable annuity and variable life contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity and variable life contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 1999, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intent to declare a dividend and the amount of the dividend has been filed at least thirty days in advance of the proposed declaration. If the Superintendent finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

SEGMENT REPORTING
As of December 31, 1998, the Companies adopted the SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 superseded SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise." SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual financial statements and requires enterprises to report selected information about operating segments in interim financial reports. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Companies manage their business as one segment, the sale of variable products designed to meet customer needs for tax-advantaged methods of saving for retirement and protection from unexpected death. Variable products are sold to consumers and corporations throughout the United States. The adoption of SFAS No. 131 did not affect the results of operations or financial position of the Companies.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger and acquisition transactions, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities) and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the proceeding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

RECLASSIFICATIONS

Certain amounts in the financial statements for the periods ended within the years ended December 31, 1997 and 1996 have been reclassified to conform to the December 31, 1998 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits;
(5) fixed maturity investments are designated as "available for sale" and valued at fair value

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


2.   BASIS OF FINANCIAL REPORTING (continued)

with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets;
(12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $68,002,000 in 1998, $428,000 in 1997 and $9,188,000 in 1996. Total statutory capital and surplus was $183,045,000 at December 31, 1998 and $76,914,000 at
December 31, 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities.............     $35,224             $4,443       |     $18,488            $5,083       |     $4,507
Equity securities............          --                  3       |          --               103       |         --
Mortgage loans on                                                  |                                     |
 real estate.................       6,616                879       |       3,070               203       |         --
Policy loans.................         619                 59       |         482                78       |         73
Short-term                                                         |                                     |
 investments.................       1,311                129       |         443               441       |        341
Other, net...................         246               (154)      |          24                 2       |         22
Funds held in                                                      |                                     |
 escrow......................          --                 --       |          --                --       |        145
                                  -------             ------       |     -------            ------       |     ------
Gross investment                                                   |                                     |
 income......................      44,016              5,359       |      22,507             5,910       |      5,088
Less investment                                                    |                                     |
 expenses....................      (1,531)              (232)      |        (851)             (115)      |        (98)
                                  -------             ------       |     -------            ------       |     ------
Net investment                                                     |                                     |
 income......................     $42,485             $5,127       |     $21,656            $5,795       |     $4,990
                                  =======             ======       |     =======            ======       |     ======


Realized gains (losses) on investments are as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 available for sale..........     $(1,428)            $25          |     $151               $42          |     $(420)
Mortgage loans...............         (63)            (10)         |       --                --          |        --
                                  -------             ---          |     ----               ---          |     -----
Realized gains (losses)                                            |                                     |
 on investments..............     $(1,491)            $15          |     $151               $42          |     $(420)
                                  =======             ===          |     ====               ===          |     =====

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

The change in unrealized appreciation (depreciation) of securities at fair value is as follows:


                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |       (Dollars in thousands)        |
                                                                   |                                     |
Fixed maturities:                                                  |                                     |
 Available for sale..........     $1,100              $(3,494)     |     $4,197             $2,497       |      $(3,045)
 Held for investment.........         --                   --      |         --                 --       |          (90)
Equity securities............     (2,390)                 (68)     |       (462)                (4)      |           (2)
                                  ------              -------      |     ------             ------       |      -------
Unrealized appreciation                                            |                                     |
 (depreciation) of                                                 |                                     |
 securities..................    $(1,290)             $(3,562)     |     $3,735             $2,493       |      $(3,137)
                                 =======              =======      |     ======             ======       |      =======


At December 31, 1998 and December 31, 1997, amortized cost, gross unrealized gains and losses and estimated fair values of fixed maturities, all of which are designated as available for sale, are as follows:

                                                               POST-MERGER
                                       ---------------------------------------------------------
                                                         Gross            Gross        Estimated
                                       Amortized       Unrealized      Unrealized        Fair
                                          Cost           Gains            Losses         Value
                                       ---------       ----------      ----------      ---------
                                                          (Dollars in thousands)
DECEMBER 31, 1998
U.S. government and governmental
 agencies and authorities............. $ 13,568          $  182          $   (8)       $ 13,742
Foreign governments...................    2,028               8              --           2,036
Public utilities......................   67,710             546            (447)         67,809
Corporate securities..................  365,569           4,578          (2,658)        367,489
Other asset-backed securities.........   99,877             281          (1,046)         99,112
Mortgage-backed securities............  191,020           1,147            (370)        191,797
                                       --------          ------         -------        --------
Total................................. $739,772          $6,742         $(4,529)       $741,985
                                       ========          ======         =======        ========

DECEMBER 31, 1997
U.S. government and governmental
  agencies and authorities............ $  5,705          $    5         $    (1)       $  5,709
Foreign governments...................    2,062              --              (9)          2,053
Public utilities......................   26,983              55              (4)         27,034
Corporate securities..................  259,798           1,105            (242)        260,661
Other asset-backed securities.........    3,155              32              --           3,187
Mortgage-backed securities............  115,585             202             (30)        115,757
                                       --------          ------         -------        --------
Total................................. $413,288          $1,399         $  (286)       $414,401
                                       ========          ======         =======        ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

At December 31, 1998, net unrealized investment gains on fixed maturities designated as available for sale totaled $2,213,000. Appreciation of $1,005,000 was included in stockholder's equity at December 31, 1998 (net of an adjustment of $203,000 to VPIF, an adjustment of $455,000 to DPAC and deferred income taxes of $550,000). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                   POST-MERGER
                                           ---------------------------
                                           Amortized        Estimated
December 31, 1998                             Cost          Fair Value
----------------------------------------------------------------------
                                              (Dollars in thousands)
Due within one year......................  $ 50,208          $ 50,361
Due after one year through five years....   310,291           311,943
Due after five years through ten years...    78,264            78,541
Due after ten years......................    10,112            10,231
                                            448,875           451,076
Other asset-backed securities............    99,877            99,112
Mortgage-backed securities...............   191,020           191,797
                                           --------          --------
Total....................................  $739,772          $741,985
                                           ========          ========


An analysis of sales, maturities and principal repayments of the Companies' fixed maturities portfolio is as follows:



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST-MERGER
For the year ended December 31, 1998:
Scheduled principal repayments,
 calls and tenders......................  $102,504       $ 60      $    (3)    $102,561
Sales...................................    43,204        518       (1,030)      42,692
                                          --------       ----      -------     --------
Total...................................  $145,708       $578      $(1,033)    $145,253
                                          ========       ====      =======     ========

For the period October 25, 1997 through
 December 31, 1997:
Scheduled principal repayments,
 calls and tenders.....................   $  6,708      $  2            --     $  6,710
Sales..................................      3,138        23            --        3,161
                                          --------      ----       -------     --------
Total..................................   $  9,846      $ 25            --     $  9,871
                                          ========      ====       =======     ========


                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)



                                                        Gross       Gross      Proceeds
                                          Amortized    Realized    Realized      from
                                             Cost       Gains       Losses       Sale
                                          ---------    --------    --------    --------
                                                      (Dollars in thousands)
POST- ACQUISITION
For the period January 1, 1997 through
 October 24, 1997:
Scheduled principal repayments,
 calls and tenders.....................    $25,419         --         --       $25,419
Sales..................................     14,052       $153       $ (2)       14,203
                                           -------       ----       ----       -------
Total..................................    $39,471       $153       $ (2)      $39,622
                                           =======       ====       ====       =======
For the period August 14, 1996 through
 December 31, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,612         --         --       $ 1,612
Sales.................................      45,799       $115       $(73)       45,841
                                           -------       ----       ----       -------
Total.................................     $47,411       $115       $(73)      $47,453
                                           =======       ====       ====       =======

PRE-ACQUISITION
For the period January 1, 1996 through
 August 13, 1996:
Scheduled principal repayments,
 calls and tenders....................     $ 1,801         --         --       $ 1,801
Sales.................................      53,710       $152      $(572)       53,290
                                           -------       ----      -----       -------
Total.................................     $55,511       $152      $(572)      $55,091
                                           =======       ====      =====       =======


Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During the year ended December 31, 1998, Golden American recognized a loss on two fixed maturity investments of $973,000. During 1997 and 1996, no investments were identified as having an other than temporary impairment.

Investments on Deposit: At December 31, 1998 and 1997, affidavits of deposits covering bonds with a par value of $6,470,000 and $6,605,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1998 and December 31, 1997. Fixed maturities included investments in basic industrials (26% in 1998, 30% in 1997), conventional mortgage-backed securities (25% in 1998, 13% in 1997), financial companies (19% in 1998, 24% in 1997), other asset-backed securities (11% in 1998) and various government bonds and government or agency mortgage-backed securities (5% in 1998, 17% in 1997). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (12% in 1998 and 1997), Utah (11% in 1998,

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


3.   INVESTMENT OPERATIONS (continued)

13% in 1997) and Georgia (10% in 1998, 11% in 1997). There are no other concentrations of mortgage loans in any state exceeding ten percent at December 31, 1998 and 1997. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (36% in 1998, 43% in 1997), industrial buildings (32% in 1998, 33% in 1997) and retail facilities (20% in 1998, 15% in 1997). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1998.

4.   COMPREHENSIVE INCOME

As of January 1, 1998, the Companies adopted the SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this statement had no impact on the Companies' net income or stockholder's equity. SFAS No. 130 requires unrealized gains or losses on the Companies' available for sale securities (net of VPIF, DPAC and deferred income taxes) to be included in other comprehensive income. Prior to the adoption of SFAS No. 130, unrealized gains (losses) were reported separately in stockholder's equity. Prior year financial statements have been reclassified to conform to the requirements of SFAS No. 130.

Total comprehensive income (loss) for the Companies includes $1,015,000 for the year ended December 31, 1998 for First Golden ($159,000, $536,000 and $(57,000), respectively, for the periods
October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and December 17, 1996 through December 31, 1996). Other comprehensive income excludes net investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,133,000) in 1998. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $705,000 in 1998.

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                   POST-MERGER
                                 -----------------------------------------------
                                    December 31, 1998       December 31, 1997
                                 ----------------------  -----------------------
                                              Estimated              Estimated
                                   Carrying     Fair      Carrying     Fair
                                    Value       Value      Value       Value
                                 -----------  ---------  ----------  -----------
                                             (Dollars in thousands)
ASSETS
Fixed maturities, available
 for sale......................  $  741,985  $  741,985  $  414,401   $  414,401
Equity securities..............      11,514      11,514       3,904        3,904
Mortgage loans on real estate..      97,322      99,762      85,093       86,348
Policy loans...................      11,772      11,772       8,832        8,832
Short-term investments.........      41,152      41,152      14,460       14,460
Cash and cash equivalents......       6,679       6,679      21,039       21,039
Separate account assets........  $3,396,114  $3,396,114  $1,646,169   $1,646,169

LIABILITIES
Annuity products...............     869,009     827,597     493,181      469,714
Surplus notes..................      85,000      90,654      25,000       28,837
Line of credit with affiliate..          --          --      24,059       24,059
Separate account liabilities...   3,396,114   3,396,114   1,646,169    1,646,169




The following methods and assumptions were used by the Companies in estimating fair values.

Fixed Maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity Securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage Loans on Real Estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy Loans: Carrying values approximate the estimated fair value for policy loans.

Short-Term Investments and Cash and Cash Equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate Account Assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity Products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


5. FAIR VALUES OF FINANCIAL INSTRUMENTS (continued) without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus Notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the Companies' return on invested assets.

Line Of Credit With Affiliate: Carrying value reported in the
Companies' historical cost basis balance sheet approximates estimated fair value for this instrument.

Separate Account Liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   MERGER

Transaction: On October 23, 1997, Equitable's shareholders approved the Merger Agreement dated July 7, 1997 among Equitable, PFHI and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable according to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American and their wholly owned subsidiaries. In addition, Equitable owned all the outstanding capital stock of Locust Street Securities, Inc. ("LSSI"), Equitable Investment Services, Inc. (subsequently dissolved), DSI, Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. (subsequently renamed ING Funds Distributor, Inc.). In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock and assumed approximately $400 million in debt. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

Accounting Treatment: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries with $227,497,000 allocated to the Companies. Goodwill was established for the excess of the merger cost over the fair value of the net assets and attributed to EIC and its subsidiaries including Golden American and First Golden. The amount of goodwill allocated to the Companies relating to the merger was $151,127,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Companies' DPAC, previous balance of VPIF and unearned revenue reserve, as of the merger date, were eliminated and a new asset of $44,297,000 representing VPIF was established for all policies in force at the merger date.

Value of Purchased Insurance In Force: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Companies at the merger date. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

6.   Merger (continued)

An analysis of the VPIF asset is as follows:


                                                POST-MERGER
                                   -------------------------------------
                                                        For the period
                                      For the year     October 25, 1997
                                         ended              through
                                   December 31, 1998   December 31, 1997
                                   -----------------   -----------------
                                           (Dollars in thousands)

Beginning balance.................      $43,174              $44,297
                                        --------             --------
Imputed interest..................        2,802                1,004
Amortization......................       (7,753)              (1,952)
Changes in assumptions of
 timing of gross profits..........          227                   --
                                        --------             --------
Net amortization..................       (4,724)                (948)
Adjustment for unrealized gains
 on available for sale
 securities.......................          (28)                (175)
Adjustment for other receivables
 and merger costs.................       (2,445)                  --
                                        --------             --------
Ending balance....................      $35,977              $43,174
                                        =======              =======

Interest is imputed on the unamortized balance of VPIF at a rate of 7.38% for the year ended December 31, 1998 and 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of VPIF, net of imputed interest, is charged to expense. VPIF decreased $2,664,000 in the second quarter of 1998 to adjust the value of other receivables at merger date and increased $219,000 in the first quarter of 1998 as a result of an adjustment to the merger costs. VPIF is adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1998 is $4,300,000 in 1999, $4,000,000 in 2000, $3,900,000 in 2001,
$3,700,000 in 2002 and $3,300,000 in 2003. Actual amortization may vary based upon changes in assumptions and experience.

7.   ACQUISITION

Transaction: On August 13, 1996, Equitable acquired all of the outstanding capital stock of BT Variable from Whitewood, a wholly owned subsidiary of Bankers Trust Company ("Bankers Trust"), according to the terms of the Purchase Agreement dated May 3, 1996 between Equitable and Whitewood. In exchange for the outstanding capital stock of BT Variable, Equitable paid the sum of $93,000,000 in cash to Whitewood in accordance with the terms of the Purchase Agreement. Equitable also paid the sum of $51,000,000 in cash to Bankers Trust to retire certain debt owed by BT
Variable to Bankers Trust pursuant to a revolving credit arrangement. After the acquisition, the BT Variable, Inc. name was changed to EIC Variable, Inc. On April 30, 1997, EIC Variable, Inc. was liquidated and its investments in
Golden American and DSI were transferred to Equitable, while the remainder of its net assets were contributed to Golden American.
On December 30, 1997, EIC Variable, Inc. was dissolved.

Accounting Treatment: The acquisition was accounted for as a purchase resulting in a new basis of accounting, which reflected estimated fair values for assets and liabilities at August 13, 1996. The purchase price was allocated to the three companies purchased - BT Variable, DSI and Golden American. The

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

7.   Acquisition (continued)

allocation of the purchase price to Golden American was approximately $139,872,000. Goodwill was established for the excess of the purchase price over the fair value of the net assets acquired and attributed to Golden American. The amount of goodwill relating to the acquisition was $41,113,000 and was amortized over 25 years on a straight-line basis until the October 24, 1997 merger with ING. Golden American's DPAC, previous balance of VPIF and unearned revenue reserve, as of the acquisition date, were eliminated and an asset of $85,796,000 representing VPIF was established for all policies in force at the acquisition date.

Value of Purchased Insurance In Force: As part of the acquisition, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with Golden American at the date of acquisition. This allocated cost represents VPIF reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by Equitable.

An analysis of the VPIF asset is as follows:



                                           POST-ACQUISITION           | PRE-ACQUISITION
                                  ------------------------------------|----------------
                                  For the period     For the period   | For the period
                                  January 1, 1997    August 14,1996   | January 1, 1996
                                      through           through       |     through
                                  October 24, 1997  December 31, 1996 | August 13, 1996
                                  ----------------  ----------------- | ---------------
                                                (Dollars in thousands)
                                                                      |
Beginning balance................      $83,051           $85,796      |      $6,057
                                       -------           -------      |      ------
Imputed interest.................        5,138             2,465      |         273
Amortization.....................      (12,656)           (5,210)     |      (1,224)
Changes in assumption of                                              |      ------
 timing of gross profits.........        2,293                --      |          --
                                       -------           -------      |
Net amortization.................       (5,225)           (2,745)     |        (951)
Adjustment for unrealized gains                                       |
 (losses) on available for sale                                       |
 securities......................         (373)               --      |          11
                                       -------           -------      |      ------
Ending balance                         $77,453           $83,051      |      $5,117
                                       =======           =======      |      ======

Pre-Acquisition VPIF represents the remaining value assigned to in force contracts when Bankers Trust purchased Golden American from Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual
Benefit") on September 30, 1992.

Interest was imputed on the unamortized balance of VPIF at rates of 7.70% to 7.80% for the period August 14, 1996 through October 24, 1997. The amortization of VPIF net of imputed interest was charged to expense. VPIF was also adjusted for the unrealized gains (losses) on available for sale securities; such changes were included directly in stockholder's equity.

8.   INCOME TAXES

Golden American files a consolidated federal income tax return.
Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of its parent's consolidated tax return for 5 years.

At December 31, 1998, the Companies have net operating loss
("NOL") carryforwards for federal income tax purposes of approximately $50,917,000. Approximately $5,094,000, $3,354,000
and $42,469,000 of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012 and 2013, respectively.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES(continued)

INCOME TAX EXPENSE

Income tax expense (benefit) included in the consolidated financial statements is as follows:



                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
Current.....................          --                --         |     $    12              --         |          --
Deferred....................      $5,279              $146         |     (1,349)            $220         |     $(1,463)
                                  ------              ----         |                                     |
                                  $5,279              $146         |     $(1,337)           $220         |     $(1,463)
                                  ======              ====         |     =======            ====         |     =======


The effective tax rate on income (loss) before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                           POST-MERGER             |          POST-ACQUISITION           | PRE-ACQUISITION
                              ------------------------------------ | ----------------------------------- | ---------------
                                                  For the period   | For the period     For the period   | For the period
                                 For the year     October 25,1997  | January 1,1997     August 14, 1996  | January 1, 1996
                                     ended            through      |     through            through      |     through
                              December 31, 1998  December 31, 1997 | October 24, 1997  December 31, 1996 | August 13, 1996
                              -----------------  ----------------- | ----------------  ----------------- | ---------------
                                                                   |        (Dollars in thousands)       |
                                                                   |                                     |
                                                                   |                                     |
Income (loss) before                                               |                                     |
 income taxes..............       $10,353             $(279)       |     $ ( 608)           $570         |     $1,736
                                  =======             =====        |     =======            ====         |     ======
Income tax (benefit) at                                            |                                     |
 federal statutory rate....       $ 3,624             $ (98)       |     $  (213)           $200         |     $  607
Tax effect (decrease) of:                                          |                                     |
 Realization of NOL                                                |                                     |
   carryforwards...........            --                --        |         --               --         |     (1,214)
 Goodwill amortization.....         1,322               220        |         --               --         |         --
 Compensatory stock                                                |                                     |
  option and restricted                                            |                                     |
  stock expense............            --                --        |     (1,011)              --         |         --
 Meals and                                                         |                                     |
  entertainment............           157                23        |         53               20         |         --
 Other items...............           176                 1        |       (166)              --         |         --
Change in valuation                                                |                                     |
 allowance.................            --                --        |         --               --         |       (856)
                                  -------             -----        |    -------             ----         |    -------
Income tax expense                                                 |                                     |
 (benefit).................       $ 5,279             $ 146        |    $(1,337)            $220         |    $(1,463)
                                  =======             =====        |    =======             ====         |    =======

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


8.   INCOME TAXES (continued)

DEFERRED INCOME TAXES

The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December
31, 1998 and 1997 is as follows:


                                                  POST-MERGER
                                       ------------------------------------
                                       December 31, 1998  December 31, 1997
                                       -----------------  -----------------
                                              (Dollars in thousands)
Deferred tax assets:
 Net unrealized depreciation of
  securities at fair value..........     $    691                    --
 Future policy benefits.............       66,273               $27,399
 Deferred policy acquisition costs..           --                 4,558
 Goodwill...........................       16,323                17,620
 Net operating loss carryforwards...       17,821                 3,044
 Other..............................        1,272                 1,548
                                         --------               -------
                                          102,380                54,169


Deferred tax liabilities:
 Net unrealized appreciation of
  securities at fair value..........             --               (130)
 Fixed maturity securities..........         (1,034)            (1,665)
 Deferred policy acquisition costs..        (55,520)                --
 Mortgage loans on real estate......           (845)              (845)
 Value of purchased insurance in
  force.............................        (12,592)           (15,172)
 Other..............................           (912)              (127)
                                           --------           --------
                                            (70,903)           (17,939)
                                           --------           --------
Deferred income tax asset...........       $ 31,477           $ 36,230
                                           ========           ========

The Companies are required to establish a "valuation allowance" for any portion of the deferred tax assets management believes will not be realized. In the opinion of management, it is more likely than not the Companies will realize the benefit of the deferred tax assets; therefore, no such valuation allowance has been established.

9.   RETIREMENT PLANS

Defined Benefit Plans: In 1998 and 1997, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k). The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 1998:

                       GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)


                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at January 1............   $  956          $192
Service cost...............................    1,138           682
Interest cost..............................       97            25
Actuarial loss.............................    2,266            57
Benefit payments...........................      (3)           --
                                              ------          ----
Benefit obligation at December 31..........   $4,454          $956
                                              ======          ====

                                               1998           1997
                                             --------        ------
                                             (Dollars in thousands)
FUNDED STATUS
Funded status at December 31...............  $(4,454)        $(956)
Unrecognized net loss......................    2,266            --
                                             -------         -----
Net amount recognized......................  $(2,188)        $(956)
                                             =======         =====

During 1998 and 1997, the Companies' plan assets were held by Equitable Life, an affiliate.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation are as follows:

                                                1998          1997
                                               ------        ------
DECEMBER 31
Discount rate................................   6.75%         7.25%
Expected return on plan assets...............   9.50          9.00
Rate of compensation increase................   4.00          5.00


The following table provides the net periodic benefit cost for the fiscal years 1998 and 1997:

                                        POST-MERGER               | POST-ACQUISITION
                             ------------------------------------ | ----------------
                                                For the period    |  For the period
                                For the year     October 25,1997  |  January 1,1997
                                   ended             through      |      through
                             December 31, 1998  December 31, 1997 | October 24, 1997
                             -----------------  ----------------- | ----------------
                                                  (Dollars in thousands)
                                                                  |
Service cost................      $1,138               $114       |        $568
Interest cost...............          97                 10       |          15
Amortization of net loss....          --                 --       |           1
                                  ------               ----       |        ----
Net periodic benefit cost...      $1,235               $124       |        $584
                                  ======               ====       |        ====

There were no gains or losses resulting from curtailments or settlements during 1998 or 1997.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


9.   RETIREMENT PLANS (continued)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,454,000, $3,142,000 and $0, respectively, as of December 31, 1998 and $956,000, $579,000 and $0, respectively, as of December 31, 1997.

10.  RELATED PARTY TRANSACTIONS

Operating Agreements: DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Companies paid commissions to DSI totaling $117,470,000, $9,931,000 and $26,419,000, respectively ($9,995,000 for the period August 14, 1996 through December 31, 1996 and $17,070,000 for the period January 1, 1996 through August 13, 1996).

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the fee was $4,771,000, $508,000 and $2,262,000, respectively. For the periods August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996 the fee was $877,000 and $1,390,000, respectively.

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the year ended December 31, 1998, the Companies incurred fees of $1,504,000 under this agreement.

Prior to 1998, the Companies had a service agreement with Equitable Investment Services, Inc. ("EISI"), an affiliate, in which EISI provided investment management services. Payments for these services totaled $200,000, $768,000 and $72,000 for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and August 14, 1996 through December 31, 1996, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was payable in 1998 or in 1997.

Golden American provides certain advisory, computer and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden
American, totaled $5,833,000 for the year ended December 31, 1998
($1,338,000 and $2,992,000 for the periods October 25,
1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively). No services were provided by Golden American in 1996.

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

10.  RELATED PARTY TRANSACTIONS (continued)

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,058,000 for the year ended December 31, 1998 ($13,000 and $16,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively).

First Golden provides resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $75,000 in 1998.

For the year ended December 31, 1998, the Companies had premiums, net of reinsurance, for variable products from four affiliates, Locust Street Securities, Inc., Vestax Securities Corporation, DSI and Multi-Financial Securities Corporation of $122,900,000, $44,900,000, $13,600,000 and $13,400,000, respectively. The
Companies had premiums, net reinsurance, for variable products from three affiliates, Locust Street Securities, Inc., Vestax Securities Corporation and DSI of $9,300,000, $1,900,000 and $2,100,000 respectively, for the period October 25, 1997 through December 31, 1997 ($16,900,000, $1,200,000 and $400,000 for the
period January 1, 1997 through October 24, 1997, respectively).

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval of the State of Delaware Department of Insurance. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $1,765,000 in 1998. At December 31, 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

Line of Credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998 ($213,000 for the period October 25, 1997 through December 31, 1997, $362,000 for the period January 1, 1997 through October 24, 1997 and $85,000 for the period August 14, 1996 through December 31, 1996). The outstanding balance was paid by a capital contribution.

Surplus Notes: On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. The note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 1998 ($344,000 and $1,720,000 for the periods
October 25, 1997 through December 31, 1997 and January 1, 1997 through

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998


10.  RELATED PARTY TRANSACTIONS (continued)

October 24, 1997, respectively). On December 17, 1996,
Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock) of First Golden.

Stockholder's Equity:  On September 23, 1996, EIC Variable, Inc.
contributed $50,000,000 of Preferred Stock to the Companies' additional paid-in capital. During 1998, Golden American received
$122,500,000 of capital contributions from its Parent.

11.  COMMITMENTS AND CONTINGENCIES

Contingent Liability: In a transaction that closed on September 30, 1992, Bankers Trust acquired from Mutual Benefit, in accordance with the terms of an Exchange Agreement, all of the issued and outstanding capital stock of Golden American and DSI and certain related assets for consideration with an aggregate value of $13,200,000 and contributed them to BT Variable. The transaction involved settlement of pre-existing claims of Bankers Trust against Mutual Benefit. The ultimate value of these claims has not yet been determined by the Superior Court of New Jersey and, prior to August 13, 1996, was contingently supported by a $5,000,000 note payable from Golden American and a $6,000,000 letter of credit from Bankers Trust. Bankers Trust estimated the contingent liability due from Golden American amounted to $439,000 at August 13, 1996. At August 13, 1996, the balance of the escrow account established to fund the contingent liability was $4,293,000.

On August 13, 1996, Bankers Trust made a cash payment to Golden American in an amount equal to the balance of the escrow account less the $439,000 contingent liability discussed above. In exchange, Golden American irrevocably assigned to Bankers Trust all of Golden American's rights to receive any amounts to be disbursed from the escrow account in accordance with the terms of the Exchange Agreement. Bankers Trust also irrevocably agreed to make all payments becoming due under the Golden American note and to indemnify Golden American for any liability arising from the note.

Reinsurance: At December 31, 1998, the Companies had reinsurance treaties with four unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks under variable contracts. The Companies remain liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $111,552,000 and $96,686,000 at December 31, 1998 and 1997, respectively. At December 31, 1998, the Companies have a net receivable of $7,470,000 for reserve credits, reinsurance claims or other receivables from these reinsurers comprised of $439,000 for claims recoverable from reinsurers, $543,000 for a payable for reinsurance premiums and $7,574,000 for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements are net considerations to reinsurers of $4,797,000, $326,000, $1,871,000, $875,000 and
$600,000 and net policy benefits recoveries of $2,170,000, $461,000, $1,021,000, $654,000 and $1,267,000 for the year ended
December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $1,022,000, $265,000, $335,000, $10,000 and $56,000 for the year ended December 31, 1998 and for the periods October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13, 1996, respectively.

Guaranty Fund Assessments: Assessments are levied against the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                              December 31, 1998

11. COMMITMENTS AND CONTINGENCIES (continued) in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for premium tax offset. The Companies have established an undiscounted reserve to cover such assessments and regularly reviews information regarding known failures and revises its estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $1,123,000 for the year ended December 31, 1998, $141,000 for the period October 25, 1997 through December 31, 1997, $446,000 for the period January 1, 1997 through October 24, 1997, $291,000 for the period August 14, 1996 through December 31, 1996 and $480,000 for the period January 1, 1996 through August 13, 1996. At December 31, 1998, the Companies have an undiscounted reserve of $2,446,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $586,000 for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. The Companies currently believe no pending or threatened lawsuits exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in its investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed could cause a severe impact to the Companies' financial condition. Two broker/dealers generated 27% of the Companies' sales (53% by two broker/dealers during 1997).

Leases: The Companies lease their home office space, certain other equipment and capitalized computer software under operating leases which expire through 2018. During the year ended December
31, 1998 and for the periods October 25, 1997 through December 31,
1997, January 1, 1997 through October 24, 1997, August 14, 1996 through December 31, 1996 and January 1, 1996 through August 13,
1996, rent expense totaled $1,241,000, $39,000, $331,000, $147,000 and $247,000, respectively. At December 31, 1998, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1999 - $1,528,000; 2000 - $1,429,000; 2001 - $1,240,000;
2002 - $1,007,000; 2003 - $991,000 and 2004 and thereafter - $5,363,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies have established a revolving note payable effective July 27, 1998 and expiring July 31, 1999 with SunTrust Bank, Atlanta (the "Bank"). The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.25% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the year ended December 31, 1998, the Companies incurred interest expense of $352,000. At December 31, 1998, the Companies did not have any borrowings under this agreement.

[Shaded Section Header]
--------------------------------------------------------------------------
                   STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------

TABLE OF CONTENTS

      ITEM                                                   PAGE
      Introduction                                             1
      Description of Golden American Life Insurance Company    1
      Safekeeping of Assets                                    1
      The Administrator                                        1
      Independent Auditors                                     1
      Distribution of Contracts                                2
      Performance Information                                  2
      IRA Withdrawal Option                                    6
      Other Information                                        6
      Financial Statements of Separate Account B               6
      Appendix  Description of Bond Ratings                  A-1




PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP

106298 DVA Plus Form 2 (02/00)

                  This page intentionally left blank.

                              APPENDIX A
                    CONDENSED FINANCIAL INFORMATION

Except for the Investors, Large Cap Value and All Cap subaccounts which did not commenced operations as of December 31, 1998, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change.

LIQUID ASSET
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.54              489,531          $7,118       |
| 1997       14.02              227,427           3,188       |
| 1996       13.51               76,505           1,033       |
| 1995       13.03               37,887             494       |
| 10/2/95    12.89                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.33              334,799          $4,796       |
        | 1997       13.83              116,454           1,611       |
        | 1996       13.35               84,960           1,134       |
        | 1995       12.89               62,084             801       |
        | 10/2/95    12.76                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.11            2,069,093         $29,200       |
                | 1997       13.65            1,070,045          14,601       |
                | 1996       13.19              383,231           5,054       |
                | 1995       12.76               93,239           1,190       |
                | 10/2/95    12.63                   --              --       |
                |-------------------------------------------------------------|


LIMITED MATURITY BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.02              263,074          $4,478       |
| 1997       16.13              139,323           2,247       |
| 1996       15.31               83,927           1,285       |
| 1995       14.86               26,976             401       |
| 10/2/95    14.49                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.77              143,896          $2,413       |
        | 1997       15.91               78,553           1,250       |
        | 1996       15.13               46,293             701       |
        | 1995       14.71               11,834             174       |
        | 10/2/95    14.35                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.52              762,668         $12,599       |
                | 1997       15.70              452,478           7,105       |
                | 1996       14.95              349,417           5,224       |
                | 1995       14.56              136,553           1,988       |
                | 10/2/95    14.20                   --             --        |
                |-------------------------------------------------------------|


GLOBAL FIXED INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $13.17                6,337             $83       |
| 5/1/98     12.17                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $13.09                6,154             $81       |
        | 5/1/98     12.11                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $13.00               38,751            $504       |
                | 5/1/98     12.04                   --              --       |
                |-------------------------------------------------------------|


                                     A1

TOTAL RETURN
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.83              676,433         $10,989       |
| 1997       16.18              224,763           3,636       |
| 1/20/97    13.76                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.72              422,146          $7,479       |
        | 1997       16.10              140,222           2,258       |
        | 1/20/97    13.76                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $17.60            2,547,293         $44,830       |
                | 1997       16.02              720,866          11,548       |
                | 1/20/97    13.76                   --              --       |
                |-------------------------------------------------------------|

FULLY MANAGED
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $20.84              544,623         $11,351       |
| 1997       19.93              418,686           8,345       |
| 1996       17.50              203,891           3,568       |
| 1995       15.23               49,153             748       |
| 10/2/95    14.77                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $20.53              441,532          $9,066       |
        | 1997       19.66              341,016           6,706       |
        | 1996       17.29              173,475           2,999       |
        | 1995       15.07               13,988             211       |
        | 10/2/95    14.62                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $20.23            2,262,811         $45,711       |
                | 1997       19.40            1,737,950          33,720       |
                | 1996       17.08              952,517          16,273       |
                | 1995       14.91              184,364           2,750       |
                | 10/2/95    14.47                   --              --       |
                |-------------------------------------------------------------|

EQUITY INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.27              395,764          $8,812       |
| 1997       20.83              328,740           6,847       |
| 1996       17.96              289,954           5,207       |
| 1995       16.72              104,463           1,747       |
| 10/2/95    16.10                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.94              299,456          $6,569       |
        | 1997       20.55              223,101           4,585       |
        | 1996       17.75              150,732           2,675       |
        | 1995       16.55               21,073             348       |
        | 10/2/95    15.94                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.61            1,762,451         $38,088       |
                | 1997       20.28            1,472,723          29,860       |
                | 1996       17.54            1,117,238          19,593       |
                | 1995       16.38              370,515           6,068       |
                | 10/2/95    15.78                   --              --       |
                |-------------------------------------------------------------|

RISING DIVIDENDS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.79            1,199,087         $27,323       |
| 1997       20.22              795,203          16,079       |
| 1996       15.77              297,973           4,699       |
| 1995       13.24               22,934             304       |
| 10/2/95    12.16                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.61            1,050,285         $23,747       |
        | 1997       20.09              739,017          14,847       |
        | 1996       15.69              355,191           5,575       |
        | 1995       13.19               36,100             476       |
        | 10/2/95    12.12                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.43            5,893,538        $132,211       |
                | 1997       19.96            3,670,022          73,267       |
                | 1996       15.62            1,663,079          25,976       |
                | 1995       13.15              300,820           3,956       |
                | 10/2/95    12.09                   --              --       |
                |-------------------------------------------------------------|


                                     A2

CAPITAL GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.08              537,480          $9,180       |
| 1997       15.45              325,440           5,027       |
| 1996       12.50               50,199             627       |
| 9/3/96     10.94                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $17.01              444,973          $7,569       |
        | 1997       15.41              226,587           3,491       |
        | 1996       12.49               38,037             475       |
        | 9/3/96     10.94                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $16.94            2,202,441         $37,304       |
                | 1997       15.36            1,127,105          17,318       |
                | 1996       12.47              173,758           2,167       |
                | 9/3/96     10.94                   --              --       |
                |-------------------------------------------------------------|


GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.36              362,210          $5,926       |
| 1997       13.06              161,235           2,106       |
| 1/20/97    11.99                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $16.29              284,480          $4,636       |
        | 1997       13.03              132,596           1,728       |
        | 1/20/97    11.99                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998     $16.22             1,635,638         $26,538       |
                | 1997      12.99               718,807           9,340       |
                | 1/20/97   11.99                    --              --       |
                |-------------------------------------------------------------|


VALUE EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $18.41              454,942          $8,377       |
| 1997       18.36              372,681           6,843       |
| 1996       14.61              181,354           2,649       |
| 1995       13.37               34,272             458       |
| 10/2/95    12.43                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $18.31              500,101          $9,155       |
        | 1997       18.28              410,757           7,509       |
        | 1996       14.57              249,994           3,642       |
        | 1995       13.36               23,394             313       |
        | 10/2/95    12.41                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $18.20            2,253,141         $41,004       |
                | 1997       18.20            1,749,956          31,853       |
                | 1996       14.53            1,052,064          15,282       |
                | 1995       13.34              179,453           2,394       |
                | 10/2/95    12.40                   --              --       |
                |-------------------------------------------------------------|

RESEARCH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $23.03              437,189         $10,068       |
| 1997       18.95              223,067           4,227       |
| 1/20/97    16.43                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.89              335,512          $7,680       |
        | 1997       18.87              142,676           2,692       |
        | 1/20/97    16.43                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.73            2,179,744         $49,533       |
                | 1997       18.77              786,122          14,752       |
                | 1/20/97    16.43                   --              --       |
                |-------------------------------------------------------------|


                                     A3

MANAGED GLOBAL
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.02              649,216          $9,753       |
| 1997       11.76              525,356           6,180       |
| 1996       10.62              226,224           2,402       |
| 1995        9.58               26,722             256       |
| 10/2/95     9.32                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.88              512,728          $7,631       |
        | 1997       11.67              438,611           5,120       |
        | 1996       10.55              231,774           2,446       |
        | 1995        9.53               27,492             262       |
        | 10/2/95     9.28                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.75            3,338,928         $49,237       |
                | 1997       11.58            2,719,073          31,494       |
                | 1996       10.49            1,375,023          14,422       |
                | 1995        9.49              208,957           1,983       |
                | 10/2/95     9.24                   --              --       |
                |-------------------------------------------------------------|

CAPITAL APPRECIATION
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $24.75              413,115         $10,233       |
| 1997       22.24              353,774           7,868       |
| 1996       17.46              162,558           2,839       |
| 1995       14.71               24,117             355       |
| 10/2/95    14.31                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $24.50              370,619          $9,080       |
        | 1997       22.05              286,892           6,326       |
        | 1996       17.34              174,592           3,028       |
        | 1995       14.63               16,369             239       |
        | 10/2/95    14.23                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $24.26            2,345,157         $56,884       |
                | 1997       21.87            1,751,491          38,297       |
                | 1996       17.22            1,106,359          19,054       |
                | 1995       14.55              326,610           4,752       |
                | 10/2/95    14.16                   --              --       |
                |-------------------------------------------------------------|

MID-CAP GROWTH
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.60              173,070          $3,912       |
| 1997       18.64               85,870           1,600       |
| 1996       15.77               29,878             471       |
| 9/3/96     14.64                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $22.43              183,243          $4,109       |
        | 1997       18.52              112,382           2,081       |
        | 1996       15.70               28,223             443       |
        | 9/3/96     14.64                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $22.31              992,373         $22,143       |
                | 1997       18.45              503,083           9,284       |
                | 1996       15.66               56,163             880       |
                | 9/3/96     14.64                   --              --       |
                |-------------------------------------------------------------|

STRATEGIC EQUITY
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.30              508,588          $7,272       |
| 1997       14.36              406,747           5,840       |
| 1996       11.81              370,536           4,374       |
| 1995       10.01               76,095             762       |
| 10/2/95    10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.23              589,815          $8,393       |
        | 1997       14.31              534,105           7,643       |
        | 1996       11.78              231,567           2,729       |
        | 1995       10.01               47,478             475       |
        | 10/2/95    10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.16            1,566,193         $22,178       |
                | 1997       14.26            1,345,085          19,186       |
                | 1996       11.76              968,694          11,396       |
                | 1995       10.01              152,633           1,528       |
                | 10/2/95    10.00                   --               --      |
                |-------------------------------------------------------------|

                                     A4

SMALL CAP
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.44              446,934          $6,900       |
| 1997       12.92              401,090           5,183       |
| 1996       11.86              198,338           2,352       |
| 1/2/96     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $15.37              525,379          $8,074       |
        | 1997       12.88              445,138           5,735       |
        | 1996       11.84              227,347           2,692       |
        | 1/2/96     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $15.30            2,474,802         $37,859       |
                | 1997       12.84            2,029,658          26,068       |
                | 1996       11.82            1,316,663          15,569       |
                | 1/2/96     10.00                   --              --       |
                |-------------------------------------------------------------|

REAL ESTATE
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.07              170,494          $3,763       |
| 1997       25.82              173,241           4,473       |
| 1996       21.30               54,229           1,155       |
| 1995       15.94                2,716              43       |
| 10/2/95    15.06                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $21.74              125,630          $2,731       |
        | 1997       25.48              113,110           2,882       |
        | 1996       21.04               42,710             899       |
        | 1995       15.78                2,910              46       |
        | 10/2/95    14.91                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $21.42              797,901         $17,090       |
                | 1997       25.14              888,507          22,334       |
                | 1996       20.79              384,928           8,004       |
                | 1995       15.61               61,143             955       |
                | 10/2/95    14.76                   --              --       |
                |-------------------------------------------------------------|


HARD ASSETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.50              146,678          $2,126       |
| 1997       20.85              154,417           3,219       |
| 1996       19.89               94,213           1,873       |
| 1995       15.11               24,828             375       |
| 10/2/95    14.86                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $14.28               74,676          $1,067       |
        | 1997       20.57               81,681           1,680       |
        | 1996       19.65               43,232             850       |
        | 1995       14.96                2,847              42       |
        | 10/2/95    14.71                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $14.07              574,275          $8,080       |
                | 1997       20.29              632,371          12,834       |
                | 1996       19.42              341,711           6,635       |
                | 1995       14.80               26,605             394       |
                | 10/2/95    14.57                   --              --       |
                |-------------------------------------------------------------|

DEVELOPING WORLD
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 7.29                  617              $5       |
| 5/1/98     10.42                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $ 7.28               12,180             $89       |
        | 5/1/98     10.42                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $ 7.27               49,393            $359       |
                | 5/1/98     10.42                   --              --       |
                |-------------------------------------------------------------|

                                     A5

EMERGING MARKETS
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $6.56              266,800          $1,751       |
| 1997        8.75              249,197           2,182       |
| 1996        9.78               97,857             957       |
| 1995        9.23               15,670             145       |
| 10/2/95     9.50                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998       $6.51              249,607          $1,625       |
        | 1997        8.70              215,512           1,875       |
        | 1996        9.74              102,267             995       |
        | 1995        9.20               12,465             115       |
        | 10/2/95     9.47                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998       $6.46            1,170,656          $7,563       |
                | 1997        8.64            1,131,253           9,779       |
                | 1996        9.69              679,247           6,581       |
                | 1995        9.17              160,820           1,475       |
                | 10/2/95     9.44                   --              --       |
                |-------------------------------------------------------------|


PIMCO HIGH YIELD BOND
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.09              213,774          $2,157       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $10.08              118,295          $1,192       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $10.07              630,858          $6,353       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


PIMCO STOCKSPLUS GROWTH AND INCOME
[3-up table with shaded headers]
|-------------------------------------------------------------|
|                     STANDARD DEATH BENEFIT                  |
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.12              112,706          $1,253       |
| 5/1/98     10.00                   --              --       |
|-------------------------------------------------------------|

        |-------------------------------------------------------------|
        |                  ANNUAL RATCHET DEATH BENEFIT               |
        |-------------------------------------------------------------|
        |                             TOTAL # OF                      |
        |                            ACCUMULATION                     |
        |            AUV AT            UNITS AT          TOTAL        |
        |          YEAR END (AND     YEAR END (AND       AUV AT       |
        |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
        |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
        |-------------------------------------------------------------|
        | 1998      $11.11               53,016            $192       |
        | 5/1/98     10.00                   --              --       |
        |-------------------------------------------------------------|

                |-------------------------------------------------------------|
                |               7% SOLUTION ENHANCED DEATH BENEFIT            |
                |-------------------------------------------------------------|
                |                             TOTAL # OF                      |
                |                            ACCUMULATION                     |
                |            AUV AT            UNITS AT          TOTAL        |
                |          YEAR END (AND     YEAR END (AND       AUV AT       |
                |         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
                |         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
                |-------------------------------------------------------------|
                | 1998      $11.10              474,542          $5,268       |
                | 5/1/98     10.00                   --              --       |
                |-------------------------------------------------------------|


                                     A6

                                 APPENDIX B

                  MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $9,700

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ( $124,230 - $9,700 ).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested
3 years into the guaranteed interest period; that the then Index Rate for a 7 year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

   1. The contract value of the Fixed Interest Allocation on the date of surrender is $124,230
      ( $100,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0625 ) ^  2,555 / 365  - 1 ) = $6,270

   Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ( $124,230 + $6,270 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $114,530 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 8%;
and that no prior transfers or withdrawals affecting this Fixed
Interest Allocation have been made.

                                  B1

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of the Fixed Interest Allocation on the date of withdrawal is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $114,530 / ( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0825 ) ^  2,555 / 365  - 1 ) = $9,700

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $114,530 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

   Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $130,530 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7 year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

   First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

   1. The contract value of Fixed Interest Allocation on the date of surrender is $248,459 ( $200,000 X 1.075 ^ 3 )
   2. N = 2,555 ( 365 X 7 )
   3. Amount that must be withdrawn =
      ( $130,500 / ( 1.07 / 1.0625 ) ^  2,555 / 365 ) = $124,230

   Then calculate the Market Value Adjustment on that amount

   4. Market Value Adjustment =  $124,230 X
      (( 1.07 / 1.0625 ) ^  2,555 / 365  - 1 ) = $6,270

   Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $130,500, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Interest Allocation of $124,230.

                                  B2

                               APPENDIX C

             SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 - $13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


                                  C1

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                            [Blank Page]

                         ING VARIABLE ANNUITIES


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
        Golden American Life Insurance Company is a stock company
                          domiciled in Delaware


106298 DVA PLUS  Form 2 (02/00)

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                                                                          |
                        ING VARIABLE ANNUITIES                            |
                GOLDEN AMERICAN LIFE INSURANCE COMPANY                    |
    Golden American Life Insurance Company is a stock company domiciled   |
                             in Delaware                                  |
                                                                          |
106298  DVA Plus-4                                          02/01/2000    |

                             PART B

               STATEMENT OF ADDITIONAL INFORMATION

                             FORM ONE

                                        Registration Nos. 33-59261, 811-5626
                                        Filed pursuant to Rule 497

               Statement of Additional Information


                    GOLDENSELECT DVA PLUS



                DEFERRED COMBINATION VARIABLE
                  AND FIXED ANNUITY CONTRACT




                          ISSUED BY
                    SEPARATE ACCOUNT B
                       ("Account B")

                             OF
        GOLDEN AMERICAN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O.
Box 2700, West Chester, Pennsylvania  19380-1478 or telephone 1-800-366-0066.



                   DATE OF PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION:
                    February 1, 2000

                       TABLE OF CONTENTS
ITEM                                                      PAGE

Introduction                                                 1
Description of Golden American Life Insurance Company        1
Safekeeping of Assets                                        1
The Administrator                                            1
Independent Auditors                                         1
Distribution of Contracts                                    1
Performance Information                                      2
IRA Partial Withdrawal Option                                6
Other Information                                            6
Financial Statements of Account B                            6

                     INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.

    DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                 SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                   THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                     INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                  DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended
December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on
behalf of Directed Services, Inc.   In the opinion of management,
this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998,
1997 and 1996, respectively.

                 PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

       Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
3.10% and 3.15%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                 Yield = 2 [ ( a - b  +1)^(6) - 1]
                              ------
                                cd
  Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of
              reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

  Where:
  (1) [P] equals a hypothetical initial premium payment of $1,000
  (2) [T] equals an average annual total return
  (3) [n] equals the number of years
  (4) [ERV] equals the ending redeemable value of a hypothetical
      $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors and Large Cap Value subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts is presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.40%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, an optional rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, and applicable surrender charge of 7% for and the one year period and 3% for the five year period, for the nine-month period ending September 30, 1999 and for the year ending December 31, 1998 were as follows, respectively:

Average Annual Total Return for Periods Ending 9/30/99 - Standardized
----------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               9/30/99        9/30/99          9/30/99         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             -4.56%       2.34%           2.92%*          1/25/89
Limited Maturity Bond    -7.85%       3.30%           4.21%*          1/25/89
Global Fixed Income     -14.85%*        n/a           2.45%*          10/7/94
Total Return             -1.73%*        n/a          10.81%*          10/7/94
Fully Managed             2.08%      10.15%           6.83%*          1/25/89
Equity Income            -5.08%       7.67%           6.63%*          1/25/89
Investors                  n/a         n/a             n/a             2/1/00
Large Cap Value            n/a         n/a             n/a             2/1/00
Rising Dividends         14.03%      16.89%          14.42%           10/4/93
Capital Growth           10.26%        n/a           14.49%            4/1/96
Growth                   45.62%        n/a           20.86%*           4/1/96
Value Equity              4.84%        n/a           11.49%            1/1/95
Research                 14.47%        n/a           17.21%*          10/7/94
Managed Global           25.50%       9.67%*          6.31%*         10/21/92
All Cap                    n/a         n/a             n/a             2/1/00
Capital Appreciation     13.53%      16.26%          12.87%*           5/4/92
Mid-Cap Growth           47.33%        n/a           22.05%*          10/7/94
Strategic Equity         19.81%        n/a           10.49%           10/2/95
Small Cap                34.53%        n/a           13.77%            1/2/96
Real Estate             -13.88%       7.88%           6.21%*          1/25/89
Hard Assets              12.38%       1.67%           4.47%*          1/25/89
Developing World         25.17%        n/a          -12.71%#          2/19/89
Emerging Markets         43.14%      -9.67%         - 4.29%           10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond    -4.79%        n/a           -5.15%*#          5/1/98
PIMCO StocksPLUS
   Growth and Income      2.56%        n/a           -5.14%*#          5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized


Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             -4.15%       2.16%           2.96%*          1/25/89
Limited Maturity Bond    -2.37%       2.88%           4.61%*          1/25/89
Global Fixed Income       2.51%*        n/a           4.99%*          10/7/94
Total Return              2.26%*        n/a          13.09%*          10/7/94
Fully Managed            -3.33%       6.99%           6.72%*          1/25/89
Equity Income            -1.01%       7.47%           7.47%*          1/25/89
Investors                  n/a         n/a             n/a             2/1/00
Large Cap Value            n/a         n/a             n/a             2/1/00
Rising Dividends          4.76%      16.67%          15.79%           10/4/93
Capital Growth            2.63%        n/a           18.99%            4/1/96
Growth                   17.23%        n/a           17.03%*           4/1/96
Value Equity             -7.61%        n/a           14.85%            1/1/95
Research                 13.52%        n/a           20.35%*          10/7/94
Managed Global           19.68%       5.99%*          5.63%*         10/21/92
All Cap                    n/a         n/a             n/a             2/1/00
Capital Appreciation      4.45%      14.79%          13.57%*           5/4/92
Mid-Cap Growth           13.29%        n/a           19.42%*          10/7/94
Strategic Equity         -8.30%        n/a            9.49%           10/2/95
Small Cap                11.48%        n/a           13.14%            1/2/96
Real Estate             -22.34%       9.59%           7.32%*          1/25/89
Hard Assets             -38.19%      -0.23%           2.87%*          1/25/89
Developing World           n/a         n/a          -38.98%#          2/19/89
Emerging Markets        -32.82%     -11.21%         -10.77%           10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond      n/a         n/a           -9.93%*#          5/1/98
PIMCO StocksPLUS
   Growth and Income       n/a         n/a            5.30%*#          5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized

                                  3

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         P(1+T)^(n)]=ERV

  Where:
  (1) [P] equals a hypothetical initial premium payment of $1,000
  (2) [T] equals an average annual total return
  (3) [n] equals the number of years
  (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the 7% solution, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors and Large Cap Value subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts is presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.40%, administrative charges of 0.15%, and an optional rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, for the nine-month period ending September 30, 1999 and for the year ending December 31, 1998 were as follows, respectively:

Average Annual Total Return for Periods Ending 09/30/99 - Non-Standardized
--------------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               09/30/99       09/30/99        09/30/99        Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset            2.51%           2.94%            2.97%*         1/25/89
Limited Maturity Bond  -0.79%           3.88%            4.26%*         1/25/89
Global Fixed Income    -7.78%*           n/a             3.23%*         10/7/94
Total Return            5.33%*           n/a            11.39%*         10/7/94
Fully Managed           9.14%          10.61%            6.88%*         1/25/89
Equity Income           1.98%           8.14%            6.68%*         1/25/89
Investors                n/a             n/a             n/a             2/1/00
Large Cap Value          n/a             n/a             n/a             2/1/00
Rising Dividends       21.10%          17.26%           14.73%          10/4/93
Capital Growth         17.32%            n/a            15.55%           4/1/96
Growth                 52.68%            n/a            21.79%*          4/1/96
Value Equity           11.90%            n/a            12.09%           1/1/95
Research               21.53%            n/a            17.69%*         10/7/94
Managed Global         32.56%          10.14%*           6.47%*        10/21/92
All Cap                  n/a             n/a             n/a             2/1/00
Capital Appreciation   20.59%          16.63%           12.92%*          5/4/92
Mid-Cap Growth         54.39%            n/a            22.46%*         10/7/94
Strategic Equity       26.87%            n/a            11.46%          10/2/95
Small Cap              41.59%            n/a            14.75%           1/2/96
Real Estate            -6.82%           8.37%            6.26%*         1/25/89
Hard Assets            19.45%           2.28%            4.52%*         1/25/89
Developing World       32.32%             n/a           -8.02%          2/19/89
Emerging Markets       50.21%          -8.70%           -3.60%          10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond   2.27%             n/a            0.11%*          5/1/98
PIMCO StocksPLUS
   Growth and Income   25.57%             n/a            9.95%*          5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized


Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset            2.85%           2.70%           2.96%*         1/25/89
Limited Maturity Bond   4.63%           3.41%           4.61%*         1/25/89
Global Fixed Income     9.51%*           n/a            5.78%*         10/7/94
Total Return            9.26%*           n/a           13.71%*         10/7/94
Fully Managed           3.67%           7.45%           6.72%*         1/25/89
Equity Income           5.99%           7.92%           7.47%*         1/25/89
Investors                n/a             n/a             n/a            2/1/00
Large Cap Value          n/a             n/a             n/a            2/1/00
Rising Dividends       11.76%          16.99%          16.10%          10/4/93
Capital Growth          9.63%            n/a           20.58%           4/1/96
Growth                 24.23%            n/a           18.66%*          4/1/96
Value Equity           -0.61%            n/a           15.67%           1/1/95
Research               20.52%            n/a           20.87%*         10/7/94
Managed Global         26.68%           6.46%*          5.75%*        10/21/92
All Cap                  n/a             n/a             n/a            2/1/00
Capital Appreciation   11.45%          15.13%          13.64%*          5/4/92
Mid-Cap Growth         20.29%            n/a           20.34%*         10/7/94
Strategic Equity       -1.31%            n/a           10.73%          10/2/95
Small Cap              18.48%            n/a           14.68%           1/2/96
Real Estate           -15.34%          10.01%           7.32%*         1/25/89
Hard Assets           -31.19%           0.37%           2.87%*         1/25/89
Developing World         n/a             n/a          -31.35%#         2/19/89
Emerging Markets       25.82%          -9.07%          -8.71%          10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond    n/a             n/a            0.37%*#         5/1/98
PIMCO StocksPLUS
   Growth and Income     n/a             n/a           16.13%*#         5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized

                                      4

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information.
Note that in your Contract, accumulation unit value is referred to as
the Index of Investment Experience.   The following illustrations
show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Max 7 Enhanced Death Benefit
Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

     1. AUV, beginning of period                     $ 10.00
     2. Value of securities, beginning of period     $ 10.00
     3. Change in value of securities                $  0.10
     4. Gross investment return (3) divided by (2)      0.01
     5. Less daily mortality and expense charge         0.00003863
     6. Less asset based administrative charge          0.00000411
     7. Net investment return (4) minus (5) minus (6)   0.00995726
     8. Net investment factor (1.000000) plus (7)       1.00995726
     9. AUV, end of period (1) multiplied by (8)     $ 10.09957261

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.  Initial Premium Payment                            $ 1,000
     2.  AUV on effective date of purchase (see Example 1)  $ 10.00
     3.  Number of Units purchased (1) divided by (2)           100
     4.  AUV for valuation date following purchase
         (see Example 1)                                    $ 10.09957261
     5.  Contract Value in account for valuation date
         following purchase (3) multiplied by (4)           $ 1,009.96


               IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                    OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B
The unaudited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Unaudited Financial Statements
          Statement of Assets and Liability as of September 30, 1999 Statement of Operations for the period ended
            September 30, 1999
          Statements of Changes in Net Assets for the periods
            ended September 30, 1999 and December 31, 1998
     Notes to Financial Statements

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
            December 31, 1998 and 1997
     Notes to Financial Statements

                               FINANCIAL STATEMENTS

                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT B (UNAUDITED)

                         PERIODS ENDED SEPTEMBER 30, 1999
                              AND DECEMBER 31, 1998












































                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT B

                               FINANCIAL STATEMENTS



              PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998



                                TABLE OF CONTENTS





Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements





































                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                 STATEMENT OF ASSETS AND LIABILITY (UNAUDITED)
                             SEPTEMBER 30, 1999
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      434,250,156 shares (cost - $434,250)                           $434,250
     Limited Maturity Bond Series,
      13,546,860 shares (cost - $145,162)                             145,900
     Hard Assets Series,
      3,491,625 shares (cost - $38,384)                                41,061
     All-Growth Series,
      4,995,445 shares (cost - $71,636)                               100,009
     Real Estate Series,
      4,482,928 shares (cost - $71,082)                                58,323
     Fully Managed Series,
      15,919,709 shares (cost - $236,970)                             261,402
     Equity Income Series,
      21,636,504 shares (cost - $270,041)                             270,240
     Capital Appreciation Series,
      15,991,068 shares (cost - $267,597)                             306,868
     Rising Dividends Series,
      29,752,243 shares (cost - $598,998)                             689,657
     Emerging Markets Series,
      2,961,088 shares (cost - $27,835)                                25,939
     Market Manager Series,
      358,354 shares (cost - $3,711)                                    7,099
     Value Equity Series,
      8,286,304 shares (cost - $134,218)                              128,023
     Strategic Equity Series,
      7,866,644 shares (cost - $105,758)                              113,201
     Small Cap Series,
      11,379,126 shares (cost - $187,468)                             205,166
     Managed Global Series,
      8,262,783 shares (cost - $117,917)                              129,643
     Mid-Cap Growth Series,
      12,725,459 shares (cost - $250,096)                             291,922
     Capital Growth Series,
      19,634,861 shares (cost - $308,027)                             307,875
     Research Series,
      23,040,830 shares (cost - $460,222)                             477,637
     Total Return Series,
      26,123,116 shares (cost - $415,811)                             415,096
     Growth Series,
      32,064,511 shares (cost - $578,416)                             631,350
     Global Fixed Income Series,
      2,062,733 shares (cost - $21,889)                                21,556




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                 STATEMENT OF ASSETS AND LIABILITY (UNAUDITED)
                             SEPTEMBER 30, 1999
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      2,476,871 shares (cost - $23,140)                               $22,440
     Growth Opportunities Series,
      604,270 shares (cost - $6,235)                                    6,357
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      13,936,073 shares (cost - $133,272)                             128,351
     PIMCO StocksPLUS Growth and Income Portfolio,
      12,458,844 shares (cost - $161,862)                             160,096
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      44,430 shares (cost - $909)                                         955
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      53,221 shares (cost - $711)                                         624
     Smith Barney Large Cap Value Portfolio,
      40,029 shares (cost - $811)                                         763
     Smith Barney International Equity Portfolio,
      25,696 shares (cost - $361)                                         401
     Smith Barney Money Market Portfolio,
      134,305 shares (cost - $134)                                        134
  Warburg Pincus Trust:
     International Equity Portfolio,
      9,414,330 shares (cost - $116,363)                              120,221
                                                                  ____________
     TOTAL ASSETS (cost - $5,189,286)                               5,502,559

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                   230
                                                                  ____________
     TOTAL NET ASSETS                                              $5,502,329
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $5,507,112
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               4,783
                                                                  ____________
     TOTAL NET ASSETS                                              $5,502,329
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                 Liquid    Maturity      Hard
                                                 Asset       Bond       Assets
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $9,548         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                          9,548         --          --

  Expenses:
   Mortality and expense risk and other charges    3,044     $1,171        $351
   Annual administrative charges                      62         27          12
   Minimum death benefit guarantee charges             6          1           1
   Contingent deferred sales charges               1,599        116         111
   Other contract charges                              5          2           2
   Amortization of deferred charges related to:
    Deferred sales load                              408        231          71
    Premium taxes                                     15          1          --
                                               _________________________________
  TOTAL EXPENSES                                   5,139      1,549         548
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     4,409     (1,549)       (548)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --       (333)    (10,585)
  Net unrealized appreciation
   (depreciation) of investments                      --      1,454      17,031
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $4,409      ($428)     $5,898
                                               =================================






See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                           Capital
                                                 Equity   Apprecia-     Rising
                                                 Income      tion     Dividends
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $2,375     $2,697      $6,565
   Annual administrative charges                     112         86         154
   Minimum death benefit guarantee charges             5          1           1
   Contingent deferred sales charges                 120        200         597
   Other contract charges                              8          7          10
   Amortization of deferred charges related to:
    Deferred sales load                              974        611         619
    Premium taxes                                      2          2           1
                                               _________________________________
  TOTAL EXPENSES                                   3,596      3,604       7,947
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (3,596)    (3,604)     (7,947)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            818     10,813      10,795
  Net unrealized appreciation
   (depreciation) of investments                  (4,918)     4,291      11,828
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($7,696)   $11,500     $14,676
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  All-       Real       Fully
                                                 Growth     Estate     Managed
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $904       $628      $2,351
   Annual administrative charges                      34         22          77
   Minimum death benefit guarantee charges             1         --           1
   Contingent deferred sales charges                  67        102         134
   Other contract charges                              1          1           5
   Amortization of deferred charges related to:
    Deferred sales load                              256        137         474
    Premium taxes                                      1          1           2
                                               _________________________________
  TOTAL EXPENSES                                   1,264        891       3,044
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (1,264)      (891)     (3,044)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          8,308      1,744       3,482
  Net unrealized appreciation
   (depreciation) of investments                  19,140     (4,476)     14,210
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $26,184    ($3,623)    $14,648
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Emerging    Market      Value
                                                Markets    Manager      Equity
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $228         --      $1,370
   Annual administrative charges                      10         $1          42
   Minimum death benefit guarantee charges             1         --          --
   Contingent deferred sales charges                  17         --         111
   Other contract charges                              1         --           1
   Amortization of deferred charges related to:
    Deferred sales load                               73         32         125
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                     330         33       1,649
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                      (330)       (33)     (1,649)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         (1,054)       861       4,323
  Net unrealized appreciation
   (depreciation) of investments                   7,613        (17)     (9,587)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $6,229       $811     ($6,913)
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                               Strategic    Small      Managed
                                                 Equity      Cap        Global
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $871     $1,718      $1,174
   Annual administrative charges                      21         42          40
   Minimum death benefit guarantee charges            --         --           1
   Contingent deferred sales charges                 173        106         158
   Other contract charges                              1          2           3
   Amortization of deferred charges related to:
    Deferred sales load                               65         70         319
    Premium taxes                                     --          1           1
                                               _________________________________
  TOTAL EXPENSES                                   1,131      1,939       1,696
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (1,131)    (1,939)     (1,696)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          3,305     19,972      21,629
  Net unrealized appreciation
   (depreciation) of investments                   5,999     (3,471)     (8,421)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $8,173    $14,562     $11,512
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Mid-Cap    Capital
                                                 Growth     Growth     Research
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $2,034     $2,762      $4,440
   Annual administrative charges                      40         69          85
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                 131        265         298
   Other contract charges                              1          1           2
   Amortization of deferred charges related to:
    Deferred sales load                               53         58          92
    Premium taxes                                      1         --           1
                                               _________________________________
  TOTAL EXPENSES                                   2,260      3,155       4,918
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (2,260)    (3,155)     (4,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         12,779      3,544       2,224
  Net unrealized appreciation
   (depreciation) of investments                  34,465     (9,080)        149
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $44,984    ($8,691)    ($2,545)
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                        Global
                                                 Total                  Fixed
                                                 Return     Growth      Income
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $3,706     $3,831        $157
   Annual administrative charges                      76         67           2
   Minimum death benefit guarantee charges            --          1          --
   Contingent deferred sales charges                 238        229          14
   Other contract charges                              1          2          --
   Amortization of deferred charges related to:
    Deferred sales load                               73         66           2
    Premium taxes                                      1          1          --
                                               _________________________________
  TOTAL EXPENSES                                   4,095      4,197         175
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (4,095)    (4,197)       (175)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            125     24,458        (416)
  Net unrealized appreciation
   (depreciation) of investments                  (2,155)    38,947        (323)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($6,125)   $59,208       ($914)
                                               =================================




See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                        PIMCO
                                                            Growth       High
                                               Developing   Oppor-      Yield
                                                 World     tunities      Bond
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --      $5,343
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --       5,343

  Expenses:
   Mortality and expense risk and other charges     $139        $71       1,007
   Annual administrative charges                       2          1          12
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                   6          2          56
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --          1          11
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                     147         75       1,086
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                      (147)       (75)      4,257

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          2,092        689        (399)
  Net unrealized appreciation
   (depreciation) of investments                    (849)      (227)     (4,903)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,096       $387     ($1,045)
                                               =================================



See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 PIMCO
                                               StocksPLUS               Smith
                                                 Growth                 Barney
                                                  and       Appre-       High
                                                 Income    ciation      Income
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $3,524         $7         $53
   Capital gains distributions                        --         17          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                          3,524         24          53

  Expenses:
   Mortality and expense risk and other charges    1,302         10           7
   Annual administrative charges                      13          1          --
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                  80         --          --
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               14         --          --
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                   1,409         11           7
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     2,115         13          46

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          3,448         14         (32)
  Net unrealized appreciation
   (depreciation) of investments                  (6,021)         3         (24)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         ($458)       $30        ($10)
                                               =================================


See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                 Smith      Smith
                                                 Barney     Barney      Smith
                                                 Large      Inter-      Barney
                                                  Cap      national     Money
                                                 Value      Equity      Market
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $10         $1          $6
   Capital gains distributions                        21         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             31          1           6

  Expenses:
   Mortality and expense risk and other charges        8          4           2
   Annual administrative charges                       1         --          --
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                  --         --          --
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --         --          --
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                       9          4           2
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                        22         (3)          4

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              4         --          --
  Net unrealized appreciation
   (depreciation) of investments                     (58)        47          --
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($32)       $44          $4
                                               =================================

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                            Inter-
                                                           national
                                                            Equity
                                                           Division    Combined
                                                          ______________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                                     --     $18,492
   Capital gains distributions                                   --          38
                                                          ______________________
  TOTAL INVESTMENT INCOME                                        --      18,530

  Expenses:
   Mortality and expense risk and other charges                $845      45,772
   Annual administrative charges                                 14       1,125
   Minimum death benefit guarantee charges                       --          20
   Contingent deferred sales charges                             70       5,000
   Other contract charges                                        --          56
   Amortization of deferred charges related to:
    Deferred sales load                                          --       4,835
    Premium taxes                                                --          31
                                                          ______________________
  TOTAL EXPENSES                                                929      56,839
                                                          ______________________
  NET INVESTMENT INCOME (LOSS)                                 (929)    (38,309)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments                    14,543     137,151
  Net unrealized appreciation
   (depreciation) of investments                              2,304     102,951
                                                          ______________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $15,918    $201,793
                                                          ======================


See accompanying notes.









                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                               EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $57,254

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,131
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      3,131

 Changes from principal transactions:
  Purchase payments                                                  227,924
  Contract distributions and terminations                            (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions     (73,759)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      12
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      115,374
                                                                   __________
 Total increase (decrease)                                           118,505
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      175,759























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $4,409
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      4,409

 Changes from principal transactions:
  Purchase payments                                                  320,550
  Contract distributions and terminations                            (71,046)
  Transfer payments from (to) Fixed Accounts and other Divisions       4,343
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       4
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      253,851
                                                                   __________
 Total increase (decrease)                                           258,260
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $434,019
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $52,467

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         1,782
  Net realized gain (loss) on investments                                872
  Net unrealized appreciation (depreciation) of investments              739
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      3,393

 Changes from principal transactions:
  Purchase payments                                                   42,180
  Contract distributions and terminations                             (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions      14,051
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,972
                                                                   __________
 Total increase (decrease)                                            50,365
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      102,832






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,549)
  Net realized gain (loss) on investments                               (333)
  Net unrealized appreciation (depreciation) of investments            1,454
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (428)

 Changes from principal transactions:
  Purchase payments                                                   52,316
  Contract distributions and terminations                            (11,770)
  Transfer payments from (to) Fixed Accounts and other Divisions       2,949
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       43,496
                                                                   __________
 Total increase (decrease)                                            43,068
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $145,900
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $45,503

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         2,033
  Net realized gain (loss) on investments                             (6,941)
  Net unrealized appreciation (depreciation) of investments           (8,620)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations    (13,528)

 Changes from principal transactions:
  Purchase payments                                                    7,508
  Contract distributions and terminations                             (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions      (5,266)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (2,272)
                                                                   __________
 Total increase (decrease)                                           (15,800)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       29,703























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($548)
  Net realized gain (loss) on investments                            (10,585)
  Net unrealized appreciation (depreciation) of investments           17,031
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      5,898

 Changes from principal transactions:
  Purchase payments                                                    5,318
  Contract distributions and terminations                             (4,096)
  Transfer payments from (to) Fixed Accounts and other Divisions       4,254
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        5,477
                                                                   __________
 Total increase (decrease)                                            11,375
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $41,078
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $71,738

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (905)
  Net realized gain (loss) on investments                                330
  Net unrealized appreciation (depreciation) of investments            6,240
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      5,665

 Changes from principal transactions:
  Purchase payments                                                   15,762
  Contract distributions and terminations                             (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions      (2,159)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       7
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,404
                                                                   __________
 Total increase (decrease)                                            10,069
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       81,807
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,264)
  Net realized gain (loss) on investments                              8,308
  Net unrealized appreciation (depreciation) of investments           19,140
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     26,184

 Changes from principal transactions:
  Purchase payments                                                    9,484
  Contract distributions and terminations                            (10,612)
  Transfer payments from (to) Fixed Accounts and other Divisions      (6,834)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (7,959)
                                                                   __________
 Total increase (decrease)                                            18,225
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $100,032
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $74,700

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         8,244
  Net realized gain (loss) on investments                              3,708
  Net unrealized appreciation (depreciation) of investments          (24,689)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations    (12,737)

 Changes from principal transactions:
  Purchase payments                                                   24,639
  Contract distributions and terminations                             (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions     (10,631)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      12
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        7,032
                                                                   __________
 Total increase (decrease)                                            (5,705)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       68,995























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($891)
  Net realized gain (loss) on investments                              1,744
  Net unrealized appreciation (depreciation) of investments           (4,476)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (3,623)

 Changes from principal transactions:
  Purchase payments                                                    7,553
  Contract distributions and terminations                             (7,329)
  Transfer payments from (to) Fixed Accounts and other Divisions      (7,248)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (7,023)
                                                                   __________
 Total increase (decrease)                                           (10,646)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $58,349
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $158,650

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        15,626
  Net realized gain (loss) on investments                              1,704
  Net unrealized appreciation (depreciation) of investments          (10,501)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      6,829

 Changes from principal transactions:
  Purchase payments                                                   74,467
  Contract distributions and terminations                            (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,756
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      31
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       60,887
                                                                   __________
 Total increase (decrease)                                            67,716
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      226,366























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,044)
  Net realized gain (loss) on investments                              3,482
  Net unrealized appreciation (depreciation) of investments           14,210
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,648

 Changes from principal transactions:
  Purchase payments                                                   46,925
  Contract distributions and terminations                            (23,061)
  Transfer payments from (to) Fixed Accounts and other Divisions      (3,474)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       5
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       20,395
                                                                   __________
 Total increase (decrease)                                            35,043
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $261,409
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Equity
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $261,869

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        23,815
  Net realized gain (loss) on investments                              2,288
  Net unrealized appreciation (depreciation) of investments          (10,125)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     15,978

 Changes from principal transactions:
  Purchase payments                                                   34,793
  Contract distributions and terminations                            (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions         581
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      28
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (3,937)
                                                                   __________
 Total increase (decrease)                                            12,041
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      273,910























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Equity
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,596)
  Net realized gain (loss) on investments                                818
  Net unrealized appreciation (depreciation) of investments           (4,918)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (7,696)

 Changes from principal transactions:
  Purchase payments                                                   45,531
  Contract distributions and terminations                            (43,023)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,502
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      11
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,021
                                                                   __________
 Total increase (decrease)                                            (3,675)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $270,235
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $187,817

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        18,956
  Net realized gain (loss) on investments                              6,551
  Net unrealized appreciation (depreciation) of investments           (3,987)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     21,520

 Changes from principal transactions:
  Purchase payments                                                   63,892
  Contract distributions and terminations                            (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions      10,035
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      25
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       47,241
                                                                   __________
 Total increase (decrease)                                            68,761
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      256,578






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,604)
  Net realized gain (loss) on investments                             10,813
  Net unrealized appreciation (depreciation) of investments            4,291
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,500

 Changes from principal transactions:
  Purchase payments                                                   66,219
  Contract distributions and terminations                            (32,566)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,139
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       9
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       38,801
                                                                   __________
 Total increase (decrease)                                            50,301
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $306,879
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $215,943

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        12,920
  Net realized gain (loss) on investments                              3,842
  Net unrealized appreciation (depreciation) of investments           17,344
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     34,106

 Changes from principal transactions:
  Purchase payments                                                  216,682
  Contract distributions and terminations                            (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions      60,274
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      60
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      250,567
                                                                   __________
 Total increase (decrease)                                           284,673
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      500,616























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($7,947)
  Net realized gain (loss) on investments                             10,795
  Net unrealized appreciation (depreciation) of investments           11,828
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,676

 Changes from principal transactions:
  Purchase payments                                                  185,783
  Contract distributions and terminations                            (44,097)
  Transfer payments from (to) Fixed Accounts and other Divisions      32,703
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      13
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      174,402
                                                                   __________
 Total increase (decrease)                                           189,078
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $689,694
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $34,501

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (524)
  Net realized gain (loss) on investments                             (3,524)
  Net unrealized appreciation (depreciation) of investments           (4,266)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (8,314)

 Changes from principal transactions:
  Purchase payments                                                    2,520
  Contract distributions and terminations                             (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions      (3,483)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (3,933)
                                                                   __________
 Total increase (decrease)                                           (12,247)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       22,254























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($330)
  Net realized gain (loss) on investments                             (1,054)
  Net unrealized appreciation (depreciation) of investments            7,613
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      6,229

 Changes from principal transactions:
  Purchase payments                                                      914
  Contract distributions and terminations                             (2,462)
  Transfer payments from (to) Fixed Accounts and other Divisions        (971)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (2,518)
                                                                   __________
 Total increase (decrease)                                             3,711
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $25,965
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                         $6,716

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           299
  Net realized gain (loss) on investments                                135
  Net unrealized appreciation (depreciation) of investments            1,090
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      1,524

 Changes from principal transactions:
  Purchase payments                                                      (36)
  Contract distributions and terminations                               (188)
  Transfer payments from (to) Fixed Accounts and other Divisions        (309)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (533)
                                                                   __________
 Total increase (decrease)                                               991
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        7,707























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($33)
  Net realized gain (loss) on investments                                861
  Net unrealized appreciation (depreciation) of investments              (17)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        811

 Changes from principal transactions:
  Purchase payments                                                       66
  Contract distributions and terminations                             (1,346)
  Transfer payments from (to) Fixed Accounts and other Divisions        (324)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (1,604)
                                                                   __________
 Total increase (decrease)                                              (793)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                      $6,914
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $77,025

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         1,994
  Net realized gain (loss) on investments                              1,237
  Net unrealized appreciation (depreciation) of investments           (4,208)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (977)

 Changes from principal transactions:
  Purchase payments                                                   51,484
  Contract distributions and terminations                             (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions       6,521
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       50,146
                                                                   __________
 Total increase (decrease)                                            49,169
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      126,194























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,649)
  Net realized gain (loss) on investments                              4,323
  Net unrealized appreciation (depreciation) of investments           (9,587)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (6,913)

 Changes from principal transactions:
  Purchase payments                                                   25,285
  Contract distributions and terminations                            (10,550)
  Transfer payments from (to) Fixed Accounts and other Divisions      (5,998)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        8,738
                                                                   __________
 Total increase (decrease)                                             1,825
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $128,019
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $50,437

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,586
  Net realized gain (loss) on investments                              1,365
  Net unrealized appreciation (depreciation) of investments           (6,078)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (1,127)

 Changes from principal transactions:
  Purchase payments                                                   25,972
  Contract distributions and terminations                             (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,265
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       22,038
                                                                   __________
 Total increase (decrease)                                            20,911
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       71,348























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,131)
  Net realized gain (loss) on investments                              3,305
  Net unrealized appreciation (depreciation) of investments            5,999
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      8,173

 Changes from principal transactions:
  Purchase payments                                                   35,618
  Contract distributions and terminations                             (7,743)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,803
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       33,680
                                                                   __________
 Total increase (decrease)                                            41,853
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $113,201
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $52,725

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        (1,343)
  Net realized gain (loss) on investments                              2,148
  Net unrealized appreciation (depreciation) of investments           15,952
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     16,757

 Changes from principal transactions:
  Purchase payments                                                   44,851
  Contract distributions and terminations                             (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions      16,010
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       54,763
                                                                   __________
 Total increase (decrease)                                            71,520
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      124,245























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,939)
  Net realized gain (loss) on investments                             19,972
  Net unrealized appreciation (depreciation) of investments           (3,471)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,562

 Changes from principal transactions:
  Purchase payments                                                   61,536
  Contract distributions and terminations                             (8,069)
  Transfer payments from (to) Fixed Accounts and other Divisions      12,882
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       66,351
                                                                   __________
 Total increase (decrease)                                            80,913
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $205,158
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $104,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,296
  Net realized gain (loss) on investments                              7,634
  Net unrealized appreciation (depreciation) of investments           16,611
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     27,541

 Changes from principal transactions:
  Purchase payments                                                   11,958
  Contract distributions and terminations                            (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions        (176)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       9
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (1,538)
                                                                   __________
 Total increase (decrease)                                            26,003
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      130,684






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,696)
  Net realized gain (loss) on investments                             21,629
  Net unrealized appreciation (depreciation) of investments           (8,421)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,512

 Changes from principal transactions:
  Purchase payments                                                    5,337
  Contract distributions and terminations                            (16,521)
  Transfer payments from (to) Fixed Accounts and other Divisions      (1,348)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      (12,530)
                                                                   __________
 Total increase (decrease)                                            (1,018)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $129,666
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $20,361

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,991
  Net realized gain (loss) on investments                                899
  Net unrealized appreciation (depreciation) of investments            6,574
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,464

 Changes from principal transactions:
  Purchase payments                                                   66,121
  Contract distributions and terminations                             (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions      21,962
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       85,019
                                                                   __________
 Total increase (decrease)                                            96,483
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      116,844






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($2,260)
  Net realized gain (loss) on investments                             12,779
  Net unrealized appreciation (depreciation) of investments           34,465
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     44,984

 Changes from principal transactions:
  Purchase payments                                                  105,122
  Contract distributions and terminations                             (8,408)
  Transfer payments from (to) Fixed Accounts and other Divisions      33,395
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       4
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      130,113
                                                                   __________
 Total increase (decrease)                                           175,097
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $291,941
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $44,922

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         2,904
  Net realized gain (loss) on investments                                911
  Net unrealized appreciation (depreciation) of investments            7,679
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,494

 Changes from principal transactions:
  Purchase payments                                                  105,760
  Contract distributions and terminations                             (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions      24,270
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       7
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      122,534
                                                                   __________
 Total increase (decrease)                                           134,028
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      178,950






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,155)
  Net realized gain (loss) on investments                              3,544
  Net unrealized appreciation (depreciation) of investments           (9,080)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (8,691)

 Changes from principal transactions:
  Purchase payments                                                  118,536
  Contract distributions and terminations                            (12,868)
  Transfer payments from (to) Fixed Accounts and other Divisions      31,944
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      137,614
                                                                   __________
 Total increase (decrease)                                           128,923
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $307,873
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $34,402

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        10,068
  Net realized gain (loss) on investments                                972
  Net unrealized appreciation (depreciation) of investments           16,878
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     27,918

 Changes from principal transactions:
  Purchase payments                                                  167,295
  Contract distributions and terminations                             (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions      60,643
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      11
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      221,209
                                                                   __________
 Total increase (decrease)                                           249,127
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      283,529
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,918)
  Net realized gain (loss) on investments                              2,224
  Net unrealized appreciation (depreciation) of investments              149
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (2,545)

 Changes from principal transactions:
  Purchase payments                                                  185,397
  Contract distributions and terminations                            (18,467)
  Transfer payments from (to) Fixed Accounts and other Divisions      29,742
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      196,678
                                                                   __________
 Total increase (decrease)                                           194,133
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $477,662
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $26,231

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         9,099
  Net realized gain (loss) on investments                                185
  Net unrealized appreciation (depreciation) of investments            1,028
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     10,312

 Changes from principal transactions:
  Purchase payments                                                  156,492
  Contract distributions and terminations                             (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions      42,666
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      23
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      191,292
                                                                   __________
 Total increase (decrease)                                           201,604
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      227,835























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,095)
  Net realized gain (loss) on investments                                125
  Net unrealized appreciation (depreciation) of investments           (2,155)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (6,125)

 Changes from principal transactions:
  Purchase payments                                                  158,461
  Contract distributions and terminations                            (15,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      50,725
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       8
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      193,391
                                                                   __________
 Total increase (decrease)                                           187,266
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $415,101
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $23,178

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         4,697
  Net realized gain (loss) on investments                               (807)
  Net unrealized appreciation (depreciation) of investments           15,417
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     19,307

 Changes from principal transactions:
  Purchase payments                                                   77,977
  Contract distributions and terminations                             (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions      26,430
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      100,583
                                                                   __________
 Total increase (decrease)                                           119,890
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      143,068























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,197)
  Net realized gain (loss) on investments                             24,458
  Net unrealized appreciation (depreciation) of investments           38,947
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     59,208

 Changes from principal transactions:
  Purchase payments                                                  277,629
  Contract distributions and terminations                            (13,651)
  Transfer payments from (to) Fixed Accounts and other Divisions     165,092
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      429,073
                                                                   __________
 Total increase (decrease)                                           488,281
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $631,349
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $206

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           174
  Net realized gain (loss) on investments                                216
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        390

 Changes from principal transactions:
  Purchase payments                                                    5,820
  Contract distributions and terminations                               (219)
  Transfer payments from (to) Fixed Accounts and other Divisions       3,331
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        8,932
                                                                   __________
 Total increase (decrease)                                             9,322
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        9,528






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($175)
  Net realized gain (loss) on investments                               (416)
  Net unrealized appreciation (depreciation) of investments             (323)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (914)

 Changes from principal transactions:
  Purchase payments                                                    8,574
  Contract distributions and terminations                               (786)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,154
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       12,942
                                                                   __________
 Total increase (decrease)                                            12,028
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $21,556
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (a)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($22)
  Net realized gain (loss) on investments                               (266)
  Net unrealized appreciation (depreciation) of investments              149
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (139)

 Changes from principal transactions:
  Purchase payments                                                    2,757
  Contract distributions and terminations                                (34)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,928
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,651
                                                                   __________
 Total increase (decrease)                                             4,512
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        4,512





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (a)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($147)
  Net realized gain (loss) on investments                              2,092
  Net unrealized appreciation (depreciation) of investments             (849)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      1,096

 Changes from principal transactions:
  Purchase payments                                                    7,579
  Contract distributions and terminations                               (358)
  Transfer payments from (to) Fixed Accounts and other Divisions       9,611
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       16,832
                                                                   __________
 Total increase (decrease)                                            17,928
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $22,440
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (a)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($8)
  Net realized gain (loss) on investments                               (235)
  Net unrealized appreciation (depreciation) of investments              349
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        106

 Changes from principal transactions:
  Purchase payments                                                    4,097
  Contract distributions and terminations                                (45)
  Transfer payments from (to) Fixed Accounts and other Divisions         (27)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,025
                                                                   __________
 Total increase (decrease)                                             4,131
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        4,131





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (a)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($75)
  Net realized gain (loss) on investments                                689
  Net unrealized appreciation (depreciation) of investments             (227)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        387

 Changes from principal transactions:
  Purchase payments                                                    1,830
  Contract distributions and terminations                               (142)
  Transfer payments from (to) Fixed Accounts and other Divisions         151
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        1,839
                                                                   __________
 Total increase (decrease)                                             2,226
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                      $6,357
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (c)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $817
  Net realized gain (loss) on investments                               (318)
  Net unrealized appreciation (depreciation) of investments              (18)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        481

 Changes from principal transactions:
  Purchase payments                                                   32,399
  Contract distributions and terminations                               (912)
  Transfer payments from (to) Fixed Accounts and other Divisions      14,150
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       45,637
                                                                   __________
 Total increase (decrease)                                            46,118
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       46,118




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (c)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $4,257
  Net realized gain (loss) on investments                               (399)
  Net unrealized appreciation (depreciation) of investments           (4,903)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (1,045)

 Changes from principal transactions:
  Purchase payments                                                   61,793
  Contract distributions and terminations                             (3,502)
  Transfer payments from (to) Fixed Accounts and other Divisions      24,988
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       83,280
                                                                   __________
 Total increase (decrease)                                            82,235
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $128,353
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (b)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $814
  Net realized gain (loss) on investments                                (97)
  Net unrealized appreciation (depreciation) of investments            4,255
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      4,972

 Changes from principal transactions:
  Purchase payments                                                   29,368
  Contract distributions and terminations                               (361)
  Transfer payments from (to) Fixed Accounts and other Divisions      17,822
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,830
                                                                   __________
 Total increase (decrease)                                            51,802
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       51,802



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (b)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $2,115
  Net realized gain (loss) on investments                              3,448
  Net unrealized appreciation (depreciation) of investments           (6,021)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (458)

 Changes from principal transactions:
  Purchase payments                                                   92,078
  Contract distributions and terminations                             (3,384)
  Transfer payments from (to) Fixed Accounts and other Divisions      20,050
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      108,746
                                                                   __________
 Total increase (decrease)                                           108,288
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $160,090
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $263

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            30
  Net realized gain (loss) on investments                                  3
  Net unrealized appreciation (depreciation) of investments               52
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         85

 Changes from principal transactions:
  Purchase payments                                                      595
  Contract distributions and terminations                                (21)
  Transfer payments from (to) Fixed Accounts and other Divisions          52
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          626
                                                                   __________
 Total increase (decrease)                                               711
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          974























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $13
  Net realized gain (loss) on investments                                 14
  Net unrealized appreciation (depreciation) of investments                3
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         30

 Changes from principal transactions:
  Purchase payments                                                       28
  Contract distributions and terminations                               (126)
  Transfer payments from (to) Fixed Accounts and other Divisions          49
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (49)
                                                                   __________
 Total increase (decrease)                                               (19)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $955
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $209

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            36
  Net realized gain (loss) on investments                                  8
  Net unrealized appreciation (depreciation) of investments              (66)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (22)

 Changes from principal transactions:
  Purchase payments                                                      530
  Contract distributions and terminations                                (15)
  Transfer payments from (to) Fixed Accounts and other Divisions         104
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          619
                                                                   __________
 Total increase (decrease)                                               597
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          806





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $46
  Net realized gain (loss) on investments                                (32)
  Net unrealized appreciation (depreciation) of investments              (24)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (10)

 Changes from principal transactions:
  Purchase payments                                                        2
  Contract distributions and terminations                                (75)
  Transfer payments from (to) Fixed Accounts and other Divisions         (99)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (172)
                                                                   __________
 Total increase (decrease)                                              (182)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $624
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $215

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            14
  Net realized gain (loss) on investments                                  2
  Net unrealized appreciation (depreciation) of investments                3
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         19

 Changes from principal transactions:
  Purchase payments                                                      429
  Contract distributions and terminations                                 (5)
  Transfer payments from (to) Fixed Accounts and other Divisions          43
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          467
                                                                   __________
 Total increase (decrease)                                               486
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          701





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $22
  Net realized gain (loss) on investments                                  4
  Net unrealized appreciation (depreciation) of investments              (58)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (32)

 Changes from principal transactions:
  Purchase payments                                                       41
  Contract distributions and terminations                                (39)
  Transfer payments from (to) Fixed Accounts and other Divisions          92
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           94
                                                                   __________
 Total increase (decrease)                                                62
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $763
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                            $96

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (3)
  Net realized gain (loss) on investments                                 (1)
  Net unrealized appreciation (depreciation) of investments               (2)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         (6)

 Changes from principal transactions:
  Purchase payments                                                      178
  Contract distributions and terminations                                 (4)
  Transfer payments from (to) Fixed Accounts and other Divisions          62
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          236
                                                                   __________
 Total increase (decrease)                                               230
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          326




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($3)
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               47
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         44

 Changes from principal transactions:
  Purchase payments                                                       11
  Contract distributions and terminations                                 (3)
  Transfer payments from (to) Fixed Accounts and other Divisions          23
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           31
                                                                   __________
 Total increase (decrease)                                                75
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $401
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $181

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            14
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         14

 Changes from principal transactions:
  Purchase payments                                                      565
  Contract distributions and terminations                                (25)
  Transfer payments from (to) Fixed Accounts and other Divisions        (417)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          123
                                                                   __________
 Total increase (decrease)                                               137
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          318





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $4
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations          4

 Changes from principal transactions:
  Purchase payments                                                       25
  Contract distributions and terminations                                 (9)
  Transfer payments from (to) Fixed Accounts and other Divisions        (204)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (188)
                                                                   __________
 Total increase (decrease)                                              (184)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $134
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                         $1,981

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (179)
  Net realized gain (loss) on investments                               (556)
  Net unrealized appreciation (depreciation) of investments            1,647
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        912

 Changes from principal transactions:
  Purchase payments                                                   41,775
  Contract distributions and terminations                               (940)
  Transfer payments from (to) Fixed Accounts and other Divisions       6,037
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,872
                                                                   __________
 Total increase (decrease)                                            47,784
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       49,765





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($929)
  Net realized gain (loss) on investments                             14,543
  Net unrealized appreciation (depreciation) of investments            2,304
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     15,918

 Changes from principal transactions:
  Purchase payments                                                   35,909
  Contract distributions and terminations                             (2,396)
  Transfer payments from (to) Fixed Accounts and other Divisions      21,016
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       54,529
                                                                   __________
 Total increase (decrease)                                            70,447
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $120,212
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                  Combined
                                                                _____________
NET ASSETS AT JANUARY 1, 1998                                     $1,604,271

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       125,356
  Net realized gain (loss) on investments                             22,265
  Net unrealized appreciation (depreciation) of investments           39,447
                                                                _____________
  Net increase (decrease) in net assets resulting from operation     187,068

 Changes from principal transactions:
  Purchase payments                                                1,536,754
  Contract distributions and terminations                           (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions     237,766
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                     274
                                                                _____________
  Increase (decrease) in net assets derived from principal
   transactions                                                    1,526,866
                                                                _____________
 Total increase (decrease)                                         1,713,934
                                                                _____________
NET ASSETS AT DECEMBER 31, 1998                                    3,318,205

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                  Combined
                                                                _____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                      ($38,309)
  Net realized gain (loss) on investments                            137,151
  Net unrealized appreciation (depreciation) of investments          102,951
                                                                _____________
  Net increase (decrease) in net assets resulting from operation     201,793

 Changes from principal transactions:
  Purchase payments                                                1,921,450
  Contract distributions and terminations                           (374,308)
  Transfer payments from (to) Fixed Accounts and other Divisions     435,107
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      82
                                                                _____________
  Increase (decrease) in net assets derived from principal
   transactions                                                    1,982,331
                                                                _____________
 Total increase (decrease)                                         2,184,124
                                                                _____________
NET ASSETS AT SEPTEMBER 30, 1999                                  $5,502,329
                                                                =============

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                        NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

During 1999, the Account began selling GoldenSelect Value Contracts. The Value Contracts have daily mortality and expense risk charges deducted at an annual rate of 0.75%. A daily charge for an asset based administrative charge is deducted from assets attributable to the contract at an annual rate of 0.15%. Currently, there is no administrative charge for Value Contracts. Premium taxes, where applicable, are deducted from the accumulation value of the Value Contracts. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5%. The contingent deferred sales charges for the Value Contract is imposed as a percentage of each premium payment if the Contract is surrendered or a partial withdrawal in excess of stated allowable partial withdrawals is taken. The surrender charge is imposed at a rate of 6% during the first three complete years after purchase declining to 5%, 4%, 3%, and 1% after the third, fourth, fifth, and sixth years, respectively.

At September 30, 1999, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc., the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and ceased to accept new Contracts effective December 31, 1994.

Golden American has requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of the All-Growth Series and the Growth Opportunities Series with shares of the Mid-Cap Growth Series. These requests are still pending. As of May 1, 1999, new allocations to the All-Growth Series and the Growth Opportunities Series are no longer being accepted.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the SEC to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust                      The GCG Trust
    Investment Division                     Investment Division
___________________________      _________________________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Growth (formerly Value + Growth)
Growth & Income                  Capital Growth (formerly Growth & Income)


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 -  BASIS OF PRESENTATION
The accompanying condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 1999 are not necessarily indicative of the results that may be expected for the year ended December 31, 1999. For further information, refer to the financial statements and footnotes thereto for the year ended December 31, 1998 included in this amendment to the separate account registration statement.



NOTE 3 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at September 30, 1999 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $420,471      $129,159      $32,533       $56,210
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    13,548        16,003        5,868        15,449
Net unrealized appreciation
 (depreciation) of
 investments                        --           738        2,677        28,373
                           _____________________________________________________
                              $434,019      $145,900      $41,078      $100,032
                           =====================================================

                               Real         Fully        Equity       Capital
                              Estate       Managed       Income    Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $44,239      $187,984     $138,612      $185,675
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,869        48,993      131,424        81,933
Net unrealized appreciation
 (depreciation) of
 investments                   (12,759)       24,432          199        39,271
                           _____________________________________________________
                               $58,349      $261,409     $270,235      $306,879
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $569,355       $44,157         $638      $117,980
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    29,680       (16,296)       2,888        16,234
Net unrealized appreciation
 (depreciation) of
 investments                    90,659        (1,896)       3,388        (6,195)
                           _____________________________________________________
                              $689,694       $25,965       $6,914      $128,019
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $95,258      $169,894      $77,830      $233,832
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    10,500        17,566       40,110        16,283
Net unrealized appreciation
 (depreciation) of
 investments                     7,443        17,698       11,726        41,826
                           _____________________________________________________
                              $113,201      $205,158     $129,666      $291,941
                           =====================================================

                             Capital                     Total
                              Growth      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $300,586      $451,081     $409,797      $553,886
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,439         9,166        6,019        24,529
Net unrealized appreciation
 (depreciation) of
 investments                      (152)       17,415         (715)       52,934
                           _____________________________________________________
                              $307,873      $477,662     $415,101      $631,349
                           =====================================================

                              Global                     Growth        PIMCO
                              Fixed      Developing      Oppor-     High Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $22,082       $21,483       $5,864      $128,917
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                      (193)        1,657          371         4,357
Net unrealized appreciation
 (depreciation) of
 investments                      (333)         (700)         122        (4,921)
                           _____________________________________________________
                               $21,556       $22,440       $6,357      $128,353
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions             $155,576          $833         $653          $770
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     6,280            76           58            41
Net unrealized appreciation
 (depreciation) of
 investments                    (1,766)           46          (87)          (48)
                           _____________________________________________________
                              $160,090          $955         $624          $763
                           =====================================================

















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $368          $116     $103,406    $4,659,245
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (7)           18       12,948       529,811
Net unrealized appreciation
 (depreciation) of
 investments                        40            --        3,858       313,273
                           _____________________________________________________
                                  $401          $134     $120,212    $5,502,329
                           =====================================================





































NOTE 4 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of September 30, 1999 were as follows:


                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                           2,484   $15.61          $39
  DVA 100                                          3,808    15.28           58
 Contracts in accumulation period:
  DVA 80                                         480,573    15.61        7,504
  DVA 100                                      1,975,262    15.28       30,187
  DVA DIVISION/CONTRACT 100                       59,274    14.71          872
  DVA Plus - Standard                            782,343    14.90       11,653
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                      10,366,938    14.66      151,957
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,969,910    14.42      100,531
  Access - 7% Solution,
   Premium Plus - 7% Solution                  9,275,343    14.17      131,429
  Value                                            1,296    15.45           20
                                                                   ____________

                                                                       434,250

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                           6,084    17.81          109
  DVA 100                                         14,244    17.43          248
 Contracts in accumulation period:
  DVA 80                                          55,500    17.81          988
  DVA 100                                      1,655,177    17.43       28,851
  DVA DIVISION/CONTRACT 100                       18,808    16.78          316
  DVA Plus - Standard                            310,272    17.00        5,276
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access- Standard, Premium Plus - Standard,
   ES II                                       3,194,141    16.73       53,447
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,552,715    16.47       25,566
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,921,743    16.18       31,086
  Value                                              720    17.64           13
                                                                   ____________
                                                                       145,900




                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              71   $18.44           $1
  DVA 100                                          7,147    18.05          129
 Contracts in accumulation period:
  DVA 80                                          51,074    18.44          942
  DVA 100                                        525,251    18.05        9,481
  DVA DIVISION/CONTRACT 100                       22,713    17.38          395
  DVA Plus - Standard                            108,635    17.59        1,911
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         499,870    17.31        8,654
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 643,959    17.04       10,970
  Access - 7% Solution,
   Premium Plus - 7% Solution                    512,114    16.74        8,571
  Value                                              368    18.25            7
                                                                   ____________
                                                                        41,061

ALL-GROWTH
 Currently payable annuity products:
  DVA 100                                         10,400    21.25          221
 Contracts in accumulation period:
  DVA 80                                          32,946    21.72          716
  DVA 100                                      1,817,288    21.25       38,626
  DVA DIVISION/CONTRACT 100                       20,550    20.46          421
  DVA Plus - Standard                            185,822    20.72        3,850
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         713,050    20.39       14,536
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,460,549    20.06       29,298
  Access - 7% Solution,
   Premium Plus - 7% Solution                    626,209    19.71       12,341
                                                                   ____________
                                                                       100,009











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                             353   $21.96           $8
  DVA 100                                          7,069    21.49          152
 Contracts in accumulation period:
  DVA 80                                          22,665    21.96          497
  DVA 100                                        800,668    21.49       17,206
  DVA DIVISION/CONTRACT 100                        8,108    20.69          168
  DVA Plus - Standard                            148,548    20.95        3,111
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         510,629    20.61       10,525
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 795,034    20.28       16,125
  Access - 7% Solution,
   Premium Plus - 7% Solution                    528,500    19.93       10,531
                                                                   ____________
                                                                        58,323

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                           1,073    23.34           25
  DVA 100                                         46,446    22.84        1,061
 Contracts in accumulation period:
  DVA 80                                          58,820    23.34        1,373
  DVA 100                                      3,075,079    22.84       70,232
  DVA DIVISION/CONTRACT 100                       33,047    21.99          727
  DVA Plus - Standard                            532,576    22.26       11,855
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       2,243,995    21.91       49,156
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,157,986    21.56       68,071
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,781,025    21.18       58,893
  Value                                              398    23.09            9
                                                                   ____________
                                                                       261,402










                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
EQUITY INCOME
 Currently payable annuity products:
  DVA 80                                          11,017   $22.80         $250
  DVA 100                                         67,950    22.31        1,515
 Contracts in accumulation period:
  DVA 80                                         241,877    22.80        5,514
  DVA 100                                      5,734,857    22.31      127,950
  DVA DIVISION/CONTRACT 100                       57,610    21.48        1,237
  DVA Plus - Standard                            383,234    21.75        8,333
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,647,882    21.40       35,263
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,427,728    21.06       51,120
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,885,767    20.69       39,011
  Value                                            2,083    22.55           47
                                                                   ____________
                                                                       270,240

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 100                                         32,576    26.46          862
 Contracts in accumulation period:
  DVA 80                                          54,927    26.86        1,475
  DVA 100                                      3,447,230    26.46       91,223
  DVA DIVISION/CONTRACT 100                       36,489    25.78          941
  DVA Plus - Standard                            433,138    26.00       11,264
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,990,268    25.72       51,185
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,312,127    25.43       84,235
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,611,894    25.11       65,585
  Value                                            3,669    26.66           98
                                                                   ____________
                                                                       306,868










                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           2,864   $24.40          $70
  DVA 100                                         11,272    24.11          271
 Contracts in accumulation period:
  DVA 80                                          65,206    24.40        1,591
  DVA 100                                      3,559,543    24.11       85,806
  DVA DIVISION/CONTRACT 100                       78,539    23.60        1,853
  DVA Plus - Standard                          1,247,307    23.77       29,653
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       6,834,082    23.56      161,024
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               9,513,935    23.35      222,164
  Access - 7% Solution,
   Premium Plus - 7% Solution                  8,098,168    23.11      187,116
  Value                                            4,492    24.25          109
                                                                   ____________
                                                                       689,657

EMERGING MARKETS
 Currently payable annuity products:
  DVA 100                                         22,610     8.64          195
 Contracts in accumulation period:
  DVA 80                                          66,076     8.75          578
  DVA 100                                      1,252,234     8.64       10,825
  DVA DIVISION/CONTRACT 100                       19,649     8.46          167
  DVA Plus - Standard                            273,503     8.53        2,332
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         299,951     8.45        2,535
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,070,965     8.37        8,968
  Access - 7% Solution,
   Premium Plus - 7% Solution                     40,937     8.29          339
                                                                   ____________
                                                                        25,939











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                        296,162   $23.97       $7,099
                                                                   ____________
                                                                         7,099

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                             367    18.11            7
  DVA 100                                          8,847    17.94          159
 Contracts in accumulation period:
  DVA 80                                          18,778    18.11          340
  DVA 100                                        742,247    17.94       13,315
  DVA DIVISION/CONTRACT 100                       14,270    17.64          252
  DVA Plus - Standard                            435,601    17.75        7,731
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,694,917    17.62       29,871
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,677,427    17.50       46,855
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,698,775    17.34       29,464
  Value                                            1,634    18.02           29
                                                                   ____________
                                                                       128,023

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                         26,685    16.04          428
 Contracts in accumulation period:
  DVA 80                                          18,291    16.17          296
  DVA 100                                        387,147    16.04        6,211
  DVA DIVISION/CONTRACT 100                        7,160    15.82          113
  DVA Plus - Standard                            433,546    15.90        6,893
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,786,161    15.80       28,229
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,282,316    15.71       35,857
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,254,744    15.59       35,162
  Value                                              767    16.11           12
                                                                   ____________
                                                                       113,201




                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                          4,783   $17.36          $83
 Contracts in accumulation period:
  DVA 80                                          19,937    17.50          349
  DVA 100                                        524,063    17.36        9,100
  DVA DIVISION/CONTRACT 100                       15,193    17.14          260
  DVA Plus - Standard                            448,759    17.20        7,719
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,287,381    17.10       73,332
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,944,346    17.01       67,081
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,784,712    16.91       47,093
  Value                                            8,547    17.43          149
                                                                   ____________
                                                                       205,166

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 100                                         14,368    16.76          241
 Contracts in accumulation period:
  DVA 80                                          29,959    16.99          509
  DVA 100                                      2,980,836    16.76       49,947
  DVA DIVISION/CONTRACT 100                       39,282    16.36          643
  DVA Plus - Standard                            614,599    16.46       10,113
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         783,946    16.29       12,767
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,315,995    16.12       53,441
  Access - 7% Solution,
   Premium Plus - 7% Solution                    124,499    15.92        1,982
                                                                   ____________
                                                                       129,643












                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                          24,541   $29.03         $712
  DVA 100                                        283,261    28.74        8,140
  DVA DIVISION/CONTRACT 100                       10,366    28.23          293
  DVA Plus - Standard                            255,815    28.38        7,260
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       3,508,143    28.13       98,669
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,932,667    27.95       81,975
  Granite PrimElite - Standard                     3,805    28.38          108
  Granite PrimElite - Annual Ratchet              24,221    28.13          681
  Access - 7% Solution,
   Premium Plus - 7% Solution                  3,384,554    27.74       93,891
  Value                                            6,687    28.88          193
                                                                   ____________
                                                                       291,922

CAPITAL GROWTH
 Contracts in accumulation period:
  DVA 80                                           4,318    17.26           75
  DVA 100                                        435,503    17.14        7,462
  DVA DIVISION/CONTRACT 100                       14,456    16.92          245
  DVA Plus - Standard                            620,752    16.99       10,544
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,246,868    16.90       88,656
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               5,579,453    16.81       93,767
  Access - 7% Solution,
   Premium Plus - 7% Solution                  6,406,836    16.72      107,101
  Value                                            1,461    17.20           25
                                                                   ____________
                                                                       307,875













                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           6,657   $23.82         $159
  DVA 100                                        454,552    23.58       10,717
  DVA DIVISION/CONTRACT 100                       17,333    23.16          402
  DVA Plus - Standard                            563,325    23.28       13,117
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,920,313    23.12      136,871
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,655,121    22.93      152,631
  Granite PrimElite - Standard                     2,481    23.28           58
  Granite PrimElite - Annual Ratchet              39,213    23.12          906
  Access - 7% Solution,
   Premium Plus - 7% Solution                  7,144,676    22.76      162,621
  Value                                            6,536    23.70          155
                                                                   ____________
                                                                       477,637

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                           9,144    18.17          166
  DVA 100                                        419,948    17.98        7,552
  DVA DIVISION/CONTRACT 100                        4,918    17.67           87
  DVA Plus - Standard                            805,233    17.76       14,302
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       7,686,511    17.63      135,529
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,534,820    17.49      114,321
  Granite PrimElite - Standard                     5,973    17.76          106
  Granite PrimElite - Annual Ratchet              34,842    17.63          614
  Access - 7% Solution,
   Premium Plus - 7% Solution                  8,200,030    17.36      142,368
  Value                                            2,841    18.08           51
                                                                   ____________
                                                                       415,096











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
GROWTH
 Contracts in accumulation period:
  DVA 80                                          53,970   $20.76       $1,120
  DVA 100                                        702,103    20.61       14,472
  DVA DIVISION/CONTRACT 100                       27,280    20.36          555
  DVA Plus - Standard                            602,631    20.43       12,313
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                      10,757,752    20.33      218,657
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               8,121,303    20.22      164,177
  Access - 7% Solution,
   Premium Plus - 7% Solution                 10,929,111    20.11      219,765
  Value                                           14,091    20.69          291
                                                                   ____________
                                                                       631,350

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 100                                         19,437    12.36          240
  DVA DIVISION/CONTRACT 100                          330    12.14            4
  DVA Plus - Standard                             21,496    12.21          262
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         910,594    12.12       11,033
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 344,748    12.02        4,145
  Access - 7% Solution,
   Premium Plus - 7% Solution                    492,124    11.93        5,872
                                                                   ____________
                                                                        21,556

















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                             513    $8.95           $5
  DVA 100                                         18,896     8.92          168
  DVA DIVISION/CONTRACT 100                          683     8.87            6
  DVA Plus - Standard                             10,154     8.88           90
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,402,520     8.86       12,426
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 438,213     8.84        3,873
  Access - 7% Solution,
   Premium Plus - 7% Solution                    664,597     8.82        5,860
  Value                                            1,342     8.93           12
                                                                   ____________
                                                                        22,440

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 80                                             423    10.45            4
  DVA 100                                         12,750    10.42          133
  DVA Plus - Standard                              9,752    10.37          101
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         228,188    10.35        2,362
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 156,870    10.32        1,620
  Access - 7% Solution,
   Premium Plus - 7% Solution                    207,530    10.30        2,137
                                                                   ____________
                                                                         6,357

















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                           1,150   $10.17          $12
  DVA 100                                        181,673    10.14        1,843
  DVA  DIVISION/CONTRACT 100                         951    10.10           10
  DVA Plus - Standard                            339,021    10.11        3,426
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,412,449    10.09       44,502
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,715,099    10.06       27,324
  Access - 7% Solution,
   Premium Plus - 7% Solution                  5,101,916    10.04       51,234
                                                                   ____________
                                                                       128,351

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           1,606    11.65           19
  DVA 100                                        110,890    11.61        1,288
  DVA Plus - Standard                            255,112    11.57        2,952
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,269,129    11.55       49,293
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,550,063    11.52       40,902
  Access - 7% Solution,
   Premium Plus - 7% Solution                  5,708,728    11.50       65,632
  Value                                              879    11.63           10
                                                                   ____________
                                                                       160,096
















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                  UNITS      VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                     1,258   $17.03          $21
  Granite PrimElite - Annual Ratchet              55,133    16.94          934
                                                                   ____________
                                                                           955

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     7,534    13.48          101
  Granite PrimElite - Annual Ratchet              39,047    13.39          523
                                                                   ____________
                                                                           624

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                     5,217    18.72           98
  Granite PrimElite - Annual Ratchet              35,761    18.59          665
                                                                   ____________
                                                                           763

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                     2,648    16.18           43
  Granite PrimElite - Annual Ratchet              22,244    16.07          358
                                                                   ____________
                                                                           401

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                     1,919    11.71           23
  Granite PrimElite - Annual Ratchet               9,581    11.63          111
                                                                   ____________
                                                                           134

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,182,818    11.83       61,312
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,488,334    11.85       17,636
  Access - 7% Solution,
   Premium Plus - 7% Solution                  3,500,208    11.79       41,256
  Value                                            1,484    12.13           17
                                                                   ____________
                                                                       120,221
                                            _____________          ____________
COMBINED                                     298,616,800            $5,502,559
                                            =============          ============

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

                        FORM TWO

                                        Registration Nos. 33-59261, 811-5626
                                        Filed pursuant to Rule 497

               Statement Of Additional Information


                    GOLDENSELECT DVA PLUS



                DEFERRED COMBINATION VARIABLE
                  AND FIXED ANNUITY CONTRACT




                          ISSUED BY
                    SEPARATE ACCOUNT B
                       ("Account B")

                             OF
        GOLDEN AMERICAN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O.
Box 2700, West Chester, Pennsylvania  19380-1478 or telephone 1-800-366-0066.



                   DATE OF PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION:
                     February 1, 2000

                       TABLE OF CONTENTS
ITEM                                                      PAGE

Introduction                                                 1
Description of Golden American Life Insurance Company        1
Safekeeping of Assets                                        1
The Administrator                                            1
Independent Auditors                                         1
Distribution of Contracts                                    1
Performance Information                                      2
IRA Partial Withdrawal Option                                6
Other Information                                            6
Financial Statements of Account B                            6

                     INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.

    DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                 SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                   THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                     INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                  DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed
Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended
December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on
behalf of Directed Services, Inc.   In the opinion of management,
this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998,
1997 and 1996, respectively.

                 PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").
Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%.
As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit Option thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

       Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
3.10% and 3.15%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                 Yield = 2 [ ( a - b  +1)^(6) - 1]
                              ------
                                cd
  Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of
              reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

  Where:
  (1) [P] equals a hypothetical initial premium payment of $1,000
  (2) [T] equals an average annual total return
  (3) [n] equals the number of years
  (4) [ERV] equals the ending redeemable value of a hypothetical
      $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the All Cap, Investors and Large Cap Value subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.60%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, and an optional rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annulized at 0.50% and applicable surrender charge of 7% for the one year period and 3% for the five year period, for the nine-month period ending September 30, 1999 and for the year ending December 31, 1998 were as follows, respectively:

Average Annual Total Return for Periods Ending 09/30/99 - Standardized
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               09/30/99        09/30/99        09/30/99         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             -4.75%        2.14%            2.87%*         1/25/89
Limited Maturity Bond    -8.03%        3.09%            4.16%*         1/25/89
Global Fixed Income     -15.02%*        n/a             2.40%*         10/7/94
Total Return             -1.93%/*       n/a            10.75%*         10/7/94
Fully Managed             1.88%        9.93%            6.78%*         1/25/89
Equity Income            -5.27%        7.42%            6.58%*         1/25/89
Investors                  n/a          n/a              n/a            2/1/00
Large Cap Value            n/a          n/a              n/a            2/1/00
Rising Dividends         13.80%       16.66%           14.36%          10/4/93
Capital Growth           10.04%         n/a            14.43%           4/1/96
Growth                   45.33%         n/a            20.80%*          4/1/96
Value Equity              4.63%         n/a            11.43%           1/1/95
Research                 14.24%         n/a            17.15%*         10/7/94
Managed Global           25.25%        9.45%*           6.26%*        10/21/92
All Cap                   n/a           n/a              n/a            2/1/00
Capital Appreciation     13.30%       16.03%           12.81%*          5/4/92
Mid-Cap Growth           47.04%         n/a            21.99%*         10/7/94
Strategic Equity         19.57%         n/a            10.43%          10/2/95
Small Cap                34.26%         n/a            13.71%           1/2/96
Real Estate             -14.05%        7.66%            6.16%*         1/25/89
Hard Assets              12.16%        1.47%            4.42%*         1/25/89
Developing World         24.92%         n/a           -12.75%#         2/19/89
Emerging Markets         42.85%       -9.85%           -4.34%          10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond    -4.98%         n/a            -5.20%*#         5/1/98
PIMCO StocksPLUS
   Growth and Income      2.35%         n/a            -5.19%*#         5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized


Average Annual Total Return for Periods Ending 12/31/98 - Standardized
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             -4.34%        1.96%            2.91%*         1/25/89
Limited Maturity Bond    -2.57%        2.67%            4.56%*         1/25/89
Global Fixed Income       2.30%*        n/a             4.94%*         10/7/94
Total Return              2.06%/*       n/a            13.03%*         10/7/94
Fully Managed            -3.52%        6.78%            6.67%*         1/25/89
Equity Income            -1.21%        7.26%            7.42%*         1/25/89
Investors                  n/a          n/a              n/a            2/1/00
Large Cap Value            n/a          n/a              n/a            2/1/00
Rising Dividends          4.55%       16.44%           15.73%          10/4/93
Capital Growth            2.42%         n/a            18.93%           4/1/96
Growth                   17.00%         n/a            16.97%*          4/1/96
Value Equity             -7.79%         n/a            14.79%           1/1/95
Research                 13.29%         n/a            20.29%*         10/7/94
Managed Global           19.44%        5.78%*           5.58%*        10/21/92
All Cap                   n/a           n/a              n/a            2/1/00
Capital Appreciation      4.24%       14.56%           13.51%*          5/4/92
Mid-Cap Growth           13.06%         n/a            19.36%*         10/7/94
Strategic Equity         -8.48%         n/a             9.44%          10/2/95
Small Cap                11.26%         n/a            13.08%           1/2/96
Real Estate             -22.50%        9.37%            7.27%*         1/25/89
Hard Assets             -38.31%       -0.43%            2.82%*         1/25/89
Developing World          n/a          n/a            -39.01%#         2/19/89
Emerging Markets        -32.95%      -11.39%          -10.81%          10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond     n/a          n/a            -9.98%*#         5/1/98
PIMCO StocksPLUS
   Growth and Income      n/a          n/a             5.25%*#         5/1/98
---------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized


NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

         P(1+T)^(n)]=ERV

  Where:
  (1) [P] equals a hypothetical initial premium payment of $1,000
  (2) [T] equals an average annual total return
  (3) [n] equals the number of years
  (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk for the Max 7 Enhacnced Death Benefit, charge and the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the All Cap, Investors and Large Cap Value subaccounts which had not commenced operations as of December 31, 1998, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.60%, administrative charges of 0.15%, and an optional rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annulized at 0.50%, for the nine-month period ending September 30, 1999 and for the year ending December 31, 1998 were as follows, respectively:

Average Annual Total Return for Periods Ending 09/30/99 - Non-Standardized
--------------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               09/30/99       09/30/99        09/30/99         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             2.30%         2.73%           2.92%*          1/25/89
Limited Maturity Bond   -0.99%         3.67%           4.21%*          1/25/89
Global Fixed Income     -7.96%*         n/a            3.18%*          10/7/94
Total Return             5.12%*         n/a           11.33%*          10/7/94
Fully Managed            8.92%        10.39%           6.83%*          1/25/89
Equity Income            1.78%         7.92%           6.63%*          1/25/89
Investors                 n/a           n/a             n/a             2/1/00
Large Cap Value           n/a           n/a             n/a             2/1/00
Rising Dividends        20.86%        17.03%          14.67%           10/4/93
Capital Growth          17.09%          n/a           15.49%            4/1/96
Growth                  52.37%          n/a           21.73%*           4/1/96
Value Equity            11.68%          n/a           12.03%            1/1/95
Research                21.29%          n/a           17.63%*          10/7/94
Managed Global          32.29%         9.92%*          6.42%*         10/21/92
All Cap                   n/a           n/a             n/a             2/1/00
Capital Appreciation    20.35%        16.40%          12.86%*           5/4/92
Mid-Cap Growth          54.08%          n/a           22.40%*          10/7/94
Strategic Equity        26.62%          n/a           11.40%           10/2/95
Small Cap               41.31%          n/a           14.69%            1/2/96
Real Estate             -7.01%         8.15%           6.21%*          1/25/89
Hard Assets            -19.21%         2.08%           4.47%*          1/25/89
Developing World        31.97%          n/a           -8.07%           2/19/89
Emerging Markets        49.91%        -8.88%          -3.65%           10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond    2.07%          n/a           -0.16%*           5/1/98
PIMCO StocksPLUS
   Growth and Income    25.32%          n/a            9.90%*           5/1/98
----------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized



Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------
                         One Year       Five Year     Inception to
                      Period Ending   Period Ending   Period Ending   Inception
Subaccount               12/31/98       12/31/98        12/31/98         Date
----------            -------------   -------------  ---------------  --------
THE GCG TRUST
Liquid Asset             2.64%         2.49%          2.91%*           1/25/89
Limited Maturity Bond    4.42%         3.20%          4.56%*           1/25/89
Global Fixed Income      9.29%*         n/a           5.73%*           10/7/94
Total Return             9.04%*         n/a          13.65%*           10/7/94
Fully Managed            3.46%         7.24%          6.67%*           1/25/89
Equity Income            5.78%         7.70%          7.42%*           1/25/89
Investors                 n/a           n/a             n/a             2/1/00
Large Cap Value           n/a           n/a             n/a             2/1/00
Rising Dividends        11.54%        16.76%          16.04%           10/4/93
Capital Growth           9.41%          n/a           20.52%            4/1/96
Growth                  23.98%          n/a           18.60%*           4/1/96
Value Equity            -0.81%          n/a           15.61%            1/1/95
Research                20.28%          n/a           20.80%*          10/7/94
Managed Global          26.43%        6.25%*           5.70%*         10/21/92
All Cap                   n/a           n/a             n/a             2/1/00
Capital Appreciation    11.23%        14.90%          13.58%*           5/4/92
Mid-Cap Growth          20.05%          n/a           20.28%*          10/7/94
Strategic Equity        -1.51%          n/a           10.67%           10/2/95
Small Cap               18.24%          n/a           14.62%            1/2/96
Real Estate            -15.51%         9.79%           7.27%*          1/25/89
Hard Assets            -31.33%         0.17%           2.82%*          1/25/89
Developing World          n/a           n/a          -31.38%#          2/19/89
Emerging Markets       -25.97%        -9.25%          -8.76%           10/4/93

THE PIMCO TRUST
PIMCO High Yield Bond     n/a           n/a            0.32%*#          5/1/98
PIMCO StocksPLUS
   Growth and Income      n/a           n/a           16.07%*#          5/1/98
----------------------
*  Total return calculation reflects certain waivers of portfolio fees and expenses.
#  Non-Annualized

                                      4

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information.
Note that in your Contract, accumulation unit value is referred to as
the Index of Investment Experience.   The following illustrations
show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Max 7 Enhanced Death Benefit
Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

     1. AUV, beginning of period                     $ 10.00
     2. Value of securities, beginning of period     $ 10.00
     3. Change in value of securities                $  0.10
     4. Gross investment return (3) divided by (2)      0.01
     5. Less daily mortality and expense charge         0.00004419
     6. Less asset based administrative charge          0.00000411
     7. Net investment return (4) minus (5) minus (6)   0.00995170
     8. Net investment factor (1.000000) plus (7)       1.00995170
     9. AUV, end of period (1) multiplied by (8)     $ 10.09951700

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1.  Initial Premium Payment                            $ 1,000
     2.  AUV on effective date of purchase (see Example 1)  $ 10.00
     3.  Number of Units purchased (1) divided by (2)           100
     4.  AUV for valuation date following purchase
         (see Example 1)                                    $ 10.09951700
     5.  Contract Value in account for valuation date
         following purchase (3) multiplied by (4)           $ 1,009.95


               IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                    OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

             FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B
The unaudited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Unaudited Financial Statements
          Statement of Assets and Liability as of September 30, 1999 Statement of Operations for the period ended
            September 30, 1999
          Statements of Changes in Net Assets for the periods
            ended September 30, 1999 and December 31, 1998
     Notes to Financial Statements

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended
            December 31, 1998 and 1997
     Notes to Financial Statements

                               FINANCIAL STATEMENTS

                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT B (UNAUDITED)

                         PERIODS ENDED SEPTEMBER 30, 1999
                              AND DECEMBER 31, 1998












































                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT B

                               FINANCIAL STATEMENTS



              PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998



                                TABLE OF CONTENTS





Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements





































                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                 STATEMENT OF ASSETS AND LIABILITY (UNAUDITED)
                             SEPTEMBER 30, 1999
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      434,250,156 shares (cost - $434,250)                           $434,250
     Limited Maturity Bond Series,
      13,546,860 shares (cost - $145,162)                             145,900
     Hard Assets Series,
      3,491,625 shares (cost - $38,384)                                41,061
     All-Growth Series,
      4,995,445 shares (cost - $71,636)                               100,009
     Real Estate Series,
      4,482,928 shares (cost - $71,082)                                58,323
     Fully Managed Series,
      15,919,709 shares (cost - $236,970)                             261,402
     Equity Income Series,
      21,636,504 shares (cost - $270,041)                             270,240
     Capital Appreciation Series,
      15,991,068 shares (cost - $267,597)                             306,868
     Rising Dividends Series,
      29,752,243 shares (cost - $598,998)                             689,657
     Emerging Markets Series,
      2,961,088 shares (cost - $27,835)                                25,939
     Market Manager Series,
      358,354 shares (cost - $3,711)                                    7,099
     Value Equity Series,
      8,286,304 shares (cost - $134,218)                              128,023
     Strategic Equity Series,
      7,866,644 shares (cost - $105,758)                              113,201
     Small Cap Series,
      11,379,126 shares (cost - $187,468)                             205,166
     Managed Global Series,
      8,262,783 shares (cost - $117,917)                              129,643
     Mid-Cap Growth Series,
      12,725,459 shares (cost - $250,096)                             291,922
     Capital Growth Series,
      19,634,861 shares (cost - $308,027)                             307,875
     Research Series,
      23,040,830 shares (cost - $460,222)                             477,637
     Total Return Series,
      26,123,116 shares (cost - $415,811)                             415,096
     Growth Series,
      32,064,511 shares (cost - $578,416)                             631,350
     Global Fixed Income Series,
      2,062,733 shares (cost - $21,889)                                21,556




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                 STATEMENT OF ASSETS AND LIABILITY (UNAUDITED)
                             SEPTEMBER 30, 1999
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      2,476,871 shares (cost - $23,140)                               $22,440
     Growth Opportunities Series,
      604,270 shares (cost - $6,235)                                    6,357
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      13,936,073 shares (cost - $133,272)                             128,351
     PIMCO StocksPLUS Growth and Income Portfolio,
      12,458,844 shares (cost - $161,862)                             160,096
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      44,430 shares (cost - $909)                                         955
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      53,221 shares (cost - $711)                                         624
     Smith Barney Large Cap Value Portfolio,
      40,029 shares (cost - $811)                                         763
     Smith Barney International Equity Portfolio,
      25,696 shares (cost - $361)                                         401
     Smith Barney Money Market Portfolio,
      134,305 shares (cost - $134)                                        134
  Warburg Pincus Trust:
     International Equity Portfolio,
      9,414,330 shares (cost - $116,363)                              120,221
                                                                  ____________
     TOTAL ASSETS (cost - $5,189,286)                               5,502,559

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                   230
                                                                  ____________
     TOTAL NET ASSETS                                              $5,502,329
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $5,507,112
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               4,783
                                                                  ____________
     TOTAL NET ASSETS                                              $5,502,329
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                 Liquid    Maturity      Hard
                                                 Asset       Bond       Assets
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $9,548         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                          9,548         --          --

  Expenses:
   Mortality and expense risk and other charges    3,044     $1,171        $351
   Annual administrative charges                      62         27          12
   Minimum death benefit guarantee charges             6          1           1
   Contingent deferred sales charges               1,599        116         111
   Other contract charges                              5          2           2
   Amortization of deferred charges related to:
    Deferred sales load                              408        231          71
    Premium taxes                                     15          1          --
                                               _________________________________
  TOTAL EXPENSES                                   5,139      1,549         548
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     4,409     (1,549)       (548)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             --       (333)    (10,585)
  Net unrealized appreciation
   (depreciation) of investments                      --      1,454      17,031
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $4,409      ($428)     $5,898
                                               =================================






See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                           Capital
                                                 Equity   Apprecia-     Rising
                                                 Income      tion     Dividends
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $2,375     $2,697      $6,565
   Annual administrative charges                     112         86         154
   Minimum death benefit guarantee charges             5          1           1
   Contingent deferred sales charges                 120        200         597
   Other contract charges                              8          7          10
   Amortization of deferred charges related to:
    Deferred sales load                              974        611         619
    Premium taxes                                      2          2           1
                                               _________________________________
  TOTAL EXPENSES                                   3,596      3,604       7,947
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (3,596)    (3,604)     (7,947)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            818     10,813      10,795
  Net unrealized appreciation
   (depreciation) of investments                  (4,918)     4,291      11,828
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($7,696)   $11,500     $14,676
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  All-       Real       Fully
                                                 Growth     Estate     Managed
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $904       $628      $2,351
   Annual administrative charges                      34         22          77
   Minimum death benefit guarantee charges             1         --           1
   Contingent deferred sales charges                  67        102         134
   Other contract charges                              1          1           5
   Amortization of deferred charges related to:
    Deferred sales load                              256        137         474
    Premium taxes                                      1          1           2
                                               _________________________________
  TOTAL EXPENSES                                   1,264        891       3,044
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (1,264)      (891)     (3,044)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          8,308      1,744       3,482
  Net unrealized appreciation
   (depreciation) of investments                  19,140     (4,476)     14,210
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $26,184    ($3,623)    $14,648
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Emerging    Market      Value
                                                Markets    Manager      Equity
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $228         --      $1,370
   Annual administrative charges                      10         $1          42
   Minimum death benefit guarantee charges             1         --          --
   Contingent deferred sales charges                  17         --         111
   Other contract charges                              1         --           1
   Amortization of deferred charges related to:
    Deferred sales load                               73         32         125
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                     330         33       1,649
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                      (330)       (33)     (1,649)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         (1,054)       861       4,323
  Net unrealized appreciation
   (depreciation) of investments                   7,613        (17)     (9,587)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $6,229       $811     ($6,913)
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                               Strategic    Small      Managed
                                                 Equity      Cap        Global
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges     $871     $1,718      $1,174
   Annual administrative charges                      21         42          40
   Minimum death benefit guarantee charges            --         --           1
   Contingent deferred sales charges                 173        106         158
   Other contract charges                              1          2           3
   Amortization of deferred charges related to:
    Deferred sales load                               65         70         319
    Premium taxes                                     --          1           1
                                               _________________________________
  TOTAL EXPENSES                                   1,131      1,939       1,696
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (1,131)    (1,939)     (1,696)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          3,305     19,972      21,629
  Net unrealized appreciation
   (depreciation) of investments                   5,999     (3,471)     (8,421)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $8,173    $14,562     $11,512
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Mid-Cap    Capital
                                                 Growth     Growth     Research
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $2,034     $2,762      $4,440
   Annual administrative charges                      40         69          85
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                 131        265         298
   Other contract charges                              1          1           2
   Amortization of deferred charges related to:
    Deferred sales load                               53         58          92
    Premium taxes                                      1         --           1
                                               _________________________________
  TOTAL EXPENSES                                   2,260      3,155       4,918
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (2,260)    (3,155)     (4,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments         12,779      3,544       2,224
  Net unrealized appreciation
   (depreciation) of investments                  34,465     (9,080)        149
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $44,984    ($8,691)    ($2,545)
                                               =================================





See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                        Global
                                                 Total                  Fixed
                                                 Return     Growth      Income
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --          --
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --          --

  Expenses:
   Mortality and expense risk and other charges   $3,706     $3,831        $157
   Annual administrative charges                      76         67           2
   Minimum death benefit guarantee charges            --          1          --
   Contingent deferred sales charges                 238        229          14
   Other contract charges                              1          2          --
   Amortization of deferred charges related to:
    Deferred sales load                               73         66           2
    Premium taxes                                      1          1          --
                                               _________________________________
  TOTAL EXPENSES                                   4,095      4,197         175
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                    (4,095)    (4,197)       (175)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            125     24,458        (416)
  Net unrealized appreciation
   (depreciation) of investments                  (2,155)    38,947        (323)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       ($6,125)   $59,208       ($914)
                                               =================================




See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                        PIMCO
                                                            Growth       High
                                               Developing   Oppor-      Yield
                                                 World     tunities      Bond
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                          --         --      $5,343
   Capital gains distributions                        --         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             --         --       5,343

  Expenses:
   Mortality and expense risk and other charges     $139        $71       1,007
   Annual administrative charges                       2          1          12
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                   6          2          56
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --          1          11
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                     147         75       1,086
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                      (147)       (75)      4,257

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          2,092        689        (399)
  Net unrealized appreciation
   (depreciation) of investments                    (849)      (227)     (4,903)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $1,096       $387     ($1,045)
                                               =================================



See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 PIMCO
                                               StocksPLUS               Smith
                                                 Growth                 Barney
                                                  and       Appre-       High
                                                 Income    ciation      Income
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $3,524         $7         $53
   Capital gains distributions                        --         17          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                          3,524         24          53

  Expenses:
   Mortality and expense risk and other charges    1,302         10           7
   Annual administrative charges                      13          1          --
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                  80         --          --
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               14         --          --
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                   1,409         11           7
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                     2,115         13          46

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          3,448         14         (32)
  Net unrealized appreciation
   (depreciation) of investments                  (6,021)         3         (24)
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         ($458)       $30        ($10)
                                               =================================


See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                 Smith      Smith
                                                 Barney     Barney      Smith
                                                 Large      Inter-      Barney
                                                  Cap      national     Money
                                                 Value      Equity      Market
                                                Division   Division    Division
                                               _________________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $10         $1          $6
   Capital gains distributions                        21         --          --
                                               _________________________________
  TOTAL INVESTMENT INCOME                             31          1           6

  Expenses:
   Mortality and expense risk and other charges        8          4           2
   Annual administrative charges                       1         --          --
   Minimum death benefit guarantee charges            --         --          --
   Contingent deferred sales charges                  --         --          --
   Other contract charges                             --         --          --
   Amortization of deferred charges related to:
    Deferred sales load                               --         --          --
    Premium taxes                                     --         --          --
                                               _________________________________
  TOTAL EXPENSES                                       9          4           2
                                               _________________________________
  NET INVESTMENT INCOME (LOSS)                        22         (3)          4

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              4         --          --
  Net unrealized appreciation
   (depreciation) of investments                     (58)        47          --
                                               _________________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($32)       $44          $4
                                               =================================

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENT OF OPERATIONS (UNAUDITED)
            FOR THE PERIOD ENDED SEPTEMBER 30, 1999, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                            Inter-
                                                           national
                                                            Equity
                                                           Division    Combined
                                                          ______________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                                     --     $18,492
   Capital gains distributions                                   --          38
                                                          ______________________
  TOTAL INVESTMENT INCOME                                        --      18,530

  Expenses:
   Mortality and expense risk and other charges                $845      45,772
   Annual administrative charges                                 14       1,125
   Minimum death benefit guarantee charges                       --          20
   Contingent deferred sales charges                             70       5,000
   Other contract charges                                        --          56
   Amortization of deferred charges related to:
    Deferred sales load                                          --       4,835
    Premium taxes                                                --          31
                                                          ______________________
  TOTAL EXPENSES                                                929      56,839
                                                          ______________________
  NET INVESTMENT INCOME (LOSS)                                 (929)    (38,309)

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments                    14,543     137,151
  Net unrealized appreciation
   (depreciation) of investments                              2,304     102,951
                                                          ______________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                  $15,918    $201,793
                                                          ======================


See accompanying notes.









                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                               EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $57,254

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,131
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      3,131

 Changes from principal transactions:
  Purchase payments                                                  227,924
  Contract distributions and terminations                            (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions     (73,759)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      12
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      115,374
                                                                   __________
 Total increase (decrease)                                           118,505
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      175,759























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $4,409
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      4,409

 Changes from principal transactions:
  Purchase payments                                                  320,550
  Contract distributions and terminations                            (71,046)
  Transfer payments from (to) Fixed Accounts and other Divisions       4,343
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       4
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      253,851
                                                                   __________
 Total increase (decrease)                                           258,260
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $434,019
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $52,467

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         1,782
  Net realized gain (loss) on investments                                872
  Net unrealized appreciation (depreciation) of investments              739
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      3,393

 Changes from principal transactions:
  Purchase payments                                                   42,180
  Contract distributions and terminations                             (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions      14,051
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,972
                                                                   __________
 Total increase (decrease)                                            50,365
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      102,832






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,549)
  Net realized gain (loss) on investments                               (333)
  Net unrealized appreciation (depreciation) of investments            1,454
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (428)

 Changes from principal transactions:
  Purchase payments                                                   52,316
  Contract distributions and terminations                            (11,770)
  Transfer payments from (to) Fixed Accounts and other Divisions       2,949
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       43,496
                                                                   __________
 Total increase (decrease)                                            43,068
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $145,900
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $45,503

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         2,033
  Net realized gain (loss) on investments                             (6,941)
  Net unrealized appreciation (depreciation) of investments           (8,620)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations    (13,528)

 Changes from principal transactions:
  Purchase payments                                                    7,508
  Contract distributions and terminations                             (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions      (5,266)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (2,272)
                                                                   __________
 Total increase (decrease)                                           (15,800)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       29,703























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($548)
  Net realized gain (loss) on investments                            (10,585)
  Net unrealized appreciation (depreciation) of investments           17,031
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      5,898

 Changes from principal transactions:
  Purchase payments                                                    5,318
  Contract distributions and terminations                             (4,096)
  Transfer payments from (to) Fixed Accounts and other Divisions       4,254
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        5,477
                                                                   __________
 Total increase (decrease)                                            11,375
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $41,078
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $71,738

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (905)
  Net realized gain (loss) on investments                                330
  Net unrealized appreciation (depreciation) of investments            6,240
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      5,665

 Changes from principal transactions:
  Purchase payments                                                   15,762
  Contract distributions and terminations                             (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions      (2,159)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       7
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,404
                                                                   __________
 Total increase (decrease)                                            10,069
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       81,807
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,264)
  Net realized gain (loss) on investments                              8,308
  Net unrealized appreciation (depreciation) of investments           19,140
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     26,184

 Changes from principal transactions:
  Purchase payments                                                    9,484
  Contract distributions and terminations                            (10,612)
  Transfer payments from (to) Fixed Accounts and other Divisions      (6,834)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (7,959)
                                                                   __________
 Total increase (decrease)                                            18,225
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $100,032
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $74,700

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         8,244
  Net realized gain (loss) on investments                              3,708
  Net unrealized appreciation (depreciation) of investments          (24,689)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations    (12,737)

 Changes from principal transactions:
  Purchase payments                                                   24,639
  Contract distributions and terminations                             (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions     (10,631)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      12
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        7,032
                                                                   __________
 Total increase (decrease)                                            (5,705)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       68,995























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($891)
  Net realized gain (loss) on investments                              1,744
  Net unrealized appreciation (depreciation) of investments           (4,476)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (3,623)

 Changes from principal transactions:
  Purchase payments                                                    7,553
  Contract distributions and terminations                             (7,329)
  Transfer payments from (to) Fixed Accounts and other Divisions      (7,248)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (7,023)
                                                                   __________
 Total increase (decrease)                                           (10,646)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $58,349
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $158,650

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        15,626
  Net realized gain (loss) on investments                              1,704
  Net unrealized appreciation (depreciation) of investments          (10,501)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      6,829

 Changes from principal transactions:
  Purchase payments                                                   74,467
  Contract distributions and terminations                            (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,756
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      31
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       60,887
                                                                   __________
 Total increase (decrease)                                            67,716
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      226,366























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,044)
  Net realized gain (loss) on investments                              3,482
  Net unrealized appreciation (depreciation) of investments           14,210
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,648

 Changes from principal transactions:
  Purchase payments                                                   46,925
  Contract distributions and terminations                            (23,061)
  Transfer payments from (to) Fixed Accounts and other Divisions      (3,474)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       5
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       20,395
                                                                   __________
 Total increase (decrease)                                            35,043
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $261,409
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Equity
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $261,869

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        23,815
  Net realized gain (loss) on investments                              2,288
  Net unrealized appreciation (depreciation) of investments          (10,125)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     15,978

 Changes from principal transactions:
  Purchase payments                                                   34,793
  Contract distributions and terminations                            (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions         581
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      28
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (3,937)
                                                                   __________
 Total increase (decrease)                                            12,041
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      273,910























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Equity
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,596)
  Net realized gain (loss) on investments                                818
  Net unrealized appreciation (depreciation) of investments           (4,918)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (7,696)

 Changes from principal transactions:
  Purchase payments                                                   45,531
  Contract distributions and terminations                            (43,023)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,502
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      11
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,021
                                                                   __________
 Total increase (decrease)                                            (3,675)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $270,235
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $187,817

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        18,956
  Net realized gain (loss) on investments                              6,551
  Net unrealized appreciation (depreciation) of investments           (3,987)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     21,520

 Changes from principal transactions:
  Purchase payments                                                   63,892
  Contract distributions and terminations                            (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions      10,035
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      25
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       47,241
                                                                   __________
 Total increase (decrease)                                            68,761
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      256,578






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,604)
  Net realized gain (loss) on investments                             10,813
  Net unrealized appreciation (depreciation) of investments            4,291
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,500

 Changes from principal transactions:
  Purchase payments                                                   66,219
  Contract distributions and terminations                            (32,566)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,139
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       9
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       38,801
                                                                   __________
 Total increase (decrease)                                            50,301
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $306,879
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $215,943

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        12,920
  Net realized gain (loss) on investments                              3,842
  Net unrealized appreciation (depreciation) of investments           17,344
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     34,106

 Changes from principal transactions:
  Purchase payments                                                  216,682
  Contract distributions and terminations                            (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions      60,274
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      60
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      250,567
                                                                   __________
 Total increase (decrease)                                           284,673
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      500,616























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($7,947)
  Net realized gain (loss) on investments                             10,795
  Net unrealized appreciation (depreciation) of investments           11,828
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,676

 Changes from principal transactions:
  Purchase payments                                                  185,783
  Contract distributions and terminations                            (44,097)
  Transfer payments from (to) Fixed Accounts and other Divisions      32,703
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      13
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      174,402
                                                                   __________
 Total increase (decrease)                                           189,078
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $689,694
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $34,501

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (524)
  Net realized gain (loss) on investments                             (3,524)
  Net unrealized appreciation (depreciation) of investments           (4,266)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (8,314)

 Changes from principal transactions:
  Purchase payments                                                    2,520
  Contract distributions and terminations                             (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions      (3,483)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (3,933)
                                                                   __________
 Total increase (decrease)                                           (12,247)
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       22,254























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($330)
  Net realized gain (loss) on investments                             (1,054)
  Net unrealized appreciation (depreciation) of investments            7,613
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      6,229

 Changes from principal transactions:
  Purchase payments                                                      914
  Contract distributions and terminations                             (2,462)
  Transfer payments from (to) Fixed Accounts and other Divisions        (971)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (2,518)
                                                                   __________
 Total increase (decrease)                                             3,711
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $25,965
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                         $6,716

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           299
  Net realized gain (loss) on investments                                135
  Net unrealized appreciation (depreciation) of investments            1,090
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      1,524

 Changes from principal transactions:
  Purchase payments                                                      (36)
  Contract distributions and terminations                               (188)
  Transfer payments from (to) Fixed Accounts and other Divisions        (309)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (533)
                                                                   __________
 Total increase (decrease)                                               991
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        7,707























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($33)
  Net realized gain (loss) on investments                                861
  Net unrealized appreciation (depreciation) of investments              (17)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        811

 Changes from principal transactions:
  Purchase payments                                                       66
  Contract distributions and terminations                             (1,346)
  Transfer payments from (to) Fixed Accounts and other Divisions        (324)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (1,604)
                                                                   __________
 Total increase (decrease)                                              (793)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                      $6,914
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $77,025

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         1,994
  Net realized gain (loss) on investments                              1,237
  Net unrealized appreciation (depreciation) of investments           (4,208)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (977)

 Changes from principal transactions:
  Purchase payments                                                   51,484
  Contract distributions and terminations                             (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions       6,521
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       50,146
                                                                   __________
 Total increase (decrease)                                            49,169
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      126,194























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,649)
  Net realized gain (loss) on investments                              4,323
  Net unrealized appreciation (depreciation) of investments           (9,587)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (6,913)

 Changes from principal transactions:
  Purchase payments                                                   25,285
  Contract distributions and terminations                            (10,550)
  Transfer payments from (to) Fixed Accounts and other Divisions      (5,998)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        8,738
                                                                   __________
 Total increase (decrease)                                             1,825
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $128,019
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $50,437

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,586
  Net realized gain (loss) on investments                              1,365
  Net unrealized appreciation (depreciation) of investments           (6,078)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (1,127)

 Changes from principal transactions:
  Purchase payments                                                   25,972
  Contract distributions and terminations                             (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,265
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       22,038
                                                                   __________
 Total increase (decrease)                                            20,911
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       71,348























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,131)
  Net realized gain (loss) on investments                              3,305
  Net unrealized appreciation (depreciation) of investments            5,999
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      8,173

 Changes from principal transactions:
  Purchase payments                                                   35,618
  Contract distributions and terminations                             (7,743)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,803
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       33,680
                                                                   __________
 Total increase (decrease)                                            41,853
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $113,201
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $52,725

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        (1,343)
  Net realized gain (loss) on investments                              2,148
  Net unrealized appreciation (depreciation) of investments           15,952
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     16,757

 Changes from principal transactions:
  Purchase payments                                                   44,851
  Contract distributions and terminations                             (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions      16,010
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       54,763
                                                                   __________
 Total increase (decrease)                                            71,520
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      124,245























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,939)
  Net realized gain (loss) on investments                             19,972
  Net unrealized appreciation (depreciation) of investments           (3,471)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     14,562

 Changes from principal transactions:
  Purchase payments                                                   61,536
  Contract distributions and terminations                             (8,069)
  Transfer payments from (to) Fixed Accounts and other Divisions      12,882
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       66,351
                                                                   __________
 Total increase (decrease)                                            80,913
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $205,158
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                       $104,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,296
  Net realized gain (loss) on investments                              7,634
  Net unrealized appreciation (depreciation) of investments           16,611
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     27,541

 Changes from principal transactions:
  Purchase payments                                                   11,958
  Contract distributions and terminations                            (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions        (176)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       9
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       (1,538)
                                                                   __________
 Total increase (decrease)                                            26,003
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      130,684






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($1,696)
  Net realized gain (loss) on investments                             21,629
  Net unrealized appreciation (depreciation) of investments           (8,421)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,512

 Changes from principal transactions:
  Purchase payments                                                    5,337
  Contract distributions and terminations                            (16,521)
  Transfer payments from (to) Fixed Accounts and other Divisions      (1,348)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      (12,530)
                                                                   __________
 Total increase (decrease)                                            (1,018)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $129,666
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $20,361

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         3,991
  Net realized gain (loss) on investments                                899
  Net unrealized appreciation (depreciation) of investments            6,574
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,464

 Changes from principal transactions:
  Purchase payments                                                   66,121
  Contract distributions and terminations                             (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions      21,962
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       85,019
                                                                   __________
 Total increase (decrease)                                            96,483
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      116,844






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($2,260)
  Net realized gain (loss) on investments                             12,779
  Net unrealized appreciation (depreciation) of investments           34,465
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     44,984

 Changes from principal transactions:
  Purchase payments                                                  105,122
  Contract distributions and terminations                             (8,408)
  Transfer payments from (to) Fixed Accounts and other Divisions      33,395
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       4
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      130,113
                                                                   __________
 Total increase (decrease)                                           175,097
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $291,941
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $44,922

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         2,904
  Net realized gain (loss) on investments                                911
  Net unrealized appreciation (depreciation) of investments            7,679
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     11,494

 Changes from principal transactions:
  Purchase payments                                                  105,760
  Contract distributions and terminations                             (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions      24,270
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       7
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      122,534
                                                                   __________
 Total increase (decrease)                                           134,028
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      178,950






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($3,155)
  Net realized gain (loss) on investments                              3,544
  Net unrealized appreciation (depreciation) of investments           (9,080)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (8,691)

 Changes from principal transactions:
  Purchase payments                                                  118,536
  Contract distributions and terminations                            (12,868)
  Transfer payments from (to) Fixed Accounts and other Divisions      31,944
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      137,614
                                                                   __________
 Total increase (decrease)                                           128,923
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $307,873
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $34,402

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        10,068
  Net realized gain (loss) on investments                                972
  Net unrealized appreciation (depreciation) of investments           16,878
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     27,918

 Changes from principal transactions:
  Purchase payments                                                  167,295
  Contract distributions and terminations                             (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions      60,643
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      11
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      221,209
                                                                   __________
 Total increase (decrease)                                           249,127
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      283,529
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,918)
  Net realized gain (loss) on investments                              2,224
  Net unrealized appreciation (depreciation) of investments              149
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (2,545)

 Changes from principal transactions:
  Purchase payments                                                  185,397
  Contract distributions and terminations                            (18,467)
  Transfer payments from (to) Fixed Accounts and other Divisions      29,742
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       6
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      196,678
                                                                   __________
 Total increase (decrease)                                           194,133
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $477,662
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $26,231

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         9,099
  Net realized gain (loss) on investments                                185
  Net unrealized appreciation (depreciation) of investments            1,028
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     10,312

 Changes from principal transactions:
  Purchase payments                                                  156,492
  Contract distributions and terminations                             (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions      42,666
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      23
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      191,292
                                                                   __________
 Total increase (decrease)                                           201,604
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      227,835























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,095)
  Net realized gain (loss) on investments                                125
  Net unrealized appreciation (depreciation) of investments           (2,155)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (6,125)

 Changes from principal transactions:
  Purchase payments                                                  158,461
  Contract distributions and terminations                            (15,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      50,725
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       8
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      193,391
                                                                   __________
 Total increase (decrease)                                           187,266
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $415,101
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                        $23,178

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         4,697
  Net realized gain (loss) on investments                               (807)
  Net unrealized appreciation (depreciation) of investments           15,417
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     19,307

 Changes from principal transactions:
  Purchase payments                                                   77,977
  Contract distributions and terminations                             (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions      26,430
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      10
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      100,583
                                                                   __________
 Total increase (decrease)                                           119,890
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                      143,068























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($4,197)
  Net realized gain (loss) on investments                             24,458
  Net unrealized appreciation (depreciation) of investments           38,947
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     59,208

 Changes from principal transactions:
  Purchase payments                                                  277,629
  Contract distributions and terminations                            (13,651)
  Transfer payments from (to) Fixed Accounts and other Divisions     165,092
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       3
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      429,073
                                                                   __________
 Total increase (decrease)                                           488,281
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $631,349
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $206

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           174
  Net realized gain (loss) on investments                                216
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        390

 Changes from principal transactions:
  Purchase payments                                                    5,820
  Contract distributions and terminations                               (219)
  Transfer payments from (to) Fixed Accounts and other Divisions       3,331
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        8,932
                                                                   __________
 Total increase (decrease)                                             9,322
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        9,528






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($175)
  Net realized gain (loss) on investments                               (416)
  Net unrealized appreciation (depreciation) of investments             (323)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (914)

 Changes from principal transactions:
  Purchase payments                                                    8,574
  Contract distributions and terminations                               (786)
  Transfer payments from (to) Fixed Accounts and other Divisions       5,154
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       12,942
                                                                   __________
 Total increase (decrease)                                            12,028
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $21,556
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (a)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($22)
  Net realized gain (loss) on investments                               (266)
  Net unrealized appreciation (depreciation) of investments              149
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (139)

 Changes from principal transactions:
  Purchase payments                                                    2,757
  Contract distributions and terminations                                (34)
  Transfer payments from (to) Fixed Accounts and other Divisions       1,928
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,651
                                                                   __________
 Total increase (decrease)                                             4,512
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        4,512





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (a)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($147)
  Net realized gain (loss) on investments                              2,092
  Net unrealized appreciation (depreciation) of investments             (849)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      1,096

 Changes from principal transactions:
  Purchase payments                                                    7,579
  Contract distributions and terminations                               (358)
  Transfer payments from (to) Fixed Accounts and other Divisions       9,611
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       16,832
                                                                   __________
 Total increase (decrease)                                            17,928
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                     $22,440
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (a)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($8)
  Net realized gain (loss) on investments                               (235)
  Net unrealized appreciation (depreciation) of investments              349
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        106

 Changes from principal transactions:
  Purchase payments                                                    4,097
  Contract distributions and terminations                                (45)
  Transfer payments from (to) Fixed Accounts and other Divisions         (27)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        4,025
                                                                   __________
 Total increase (decrease)                                             4,131
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                        4,131





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (a)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($75)
  Net realized gain (loss) on investments                                689
  Net unrealized appreciation (depreciation) of investments             (227)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        387

 Changes from principal transactions:
  Purchase payments                                                    1,830
  Contract distributions and terminations                               (142)
  Transfer payments from (to) Fixed Accounts and other Divisions         151
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                        1,839
                                                                   __________
 Total increase (decrease)                                             2,226
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                      $6,357
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (c)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $817
  Net realized gain (loss) on investments                               (318)
  Net unrealized appreciation (depreciation) of investments              (18)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        481

 Changes from principal transactions:
  Purchase payments                                                   32,399
  Contract distributions and terminations                               (912)
  Transfer payments from (to) Fixed Accounts and other Divisions      14,150
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       45,637
                                                                   __________
 Total increase (decrease)                                            46,118
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       46,118




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (c)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $4,257
  Net realized gain (loss) on investments                               (399)
  Net unrealized appreciation (depreciation) of investments           (4,903)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     (1,045)

 Changes from principal transactions:
  Purchase payments                                                   61,793
  Contract distributions and terminations                             (3,502)
  Transfer payments from (to) Fixed Accounts and other Divisions      24,988
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       83,280
                                                                   __________
 Total increase (decrease)                                            82,235
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $128,353
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (b)
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                             --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $814
  Net realized gain (loss) on investments                                (97)
  Net unrealized appreciation (depreciation) of investments            4,255
                                                                   __________
  Net increase (decrease) in net assets resulting from operations      4,972

 Changes from principal transactions:
  Purchase payments                                                   29,368
  Contract distributions and terminations                               (361)
  Transfer payments from (to) Fixed Accounts and other Divisions      17,822
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       1
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,830
                                                                   __________
 Total increase (decrease)                                            51,802
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       51,802



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (b)
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $2,115
  Net realized gain (loss) on investments                              3,448
  Net unrealized appreciation (depreciation) of investments           (6,021)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations       (458)

 Changes from principal transactions:
  Purchase payments                                                   92,078
  Contract distributions and terminations                             (3,384)
  Transfer payments from (to) Fixed Accounts and other Divisions      20,050
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                       2
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                      108,746
                                                                   __________
 Total increase (decrease)                                           108,288
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $160,090
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $263

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            30
  Net realized gain (loss) on investments                                  3
  Net unrealized appreciation (depreciation) of investments               52
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         85

 Changes from principal transactions:
  Purchase payments                                                      595
  Contract distributions and terminations                                (21)
  Transfer payments from (to) Fixed Accounts and other Divisions          52
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          626
                                                                   __________
 Total increase (decrease)                                               711
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          974























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $13
  Net realized gain (loss) on investments                                 14
  Net unrealized appreciation (depreciation) of investments                3
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         30

 Changes from principal transactions:
  Purchase payments                                                       28
  Contract distributions and terminations                               (126)
  Transfer payments from (to) Fixed Accounts and other Divisions          49
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (49)
                                                                   __________
 Total increase (decrease)                                               (19)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $955
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $209

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            36
  Net realized gain (loss) on investments                                  8
  Net unrealized appreciation (depreciation) of investments              (66)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (22)

 Changes from principal transactions:
  Purchase payments                                                      530
  Contract distributions and terminations                                (15)
  Transfer payments from (to) Fixed Accounts and other Divisions         104
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          619
                                                                   __________
 Total increase (decrease)                                               597
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          806





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $46
  Net realized gain (loss) on investments                                (32)
  Net unrealized appreciation (depreciation) of investments              (24)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (10)

 Changes from principal transactions:
  Purchase payments                                                        2
  Contract distributions and terminations                                (75)
  Transfer payments from (to) Fixed Accounts and other Divisions         (99)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (172)
                                                                   __________
 Total increase (decrease)                                              (182)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $624
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $215

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            14
  Net realized gain (loss) on investments                                  2
  Net unrealized appreciation (depreciation) of investments                3
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         19

 Changes from principal transactions:
  Purchase payments                                                      429
  Contract distributions and terminations                                 (5)
  Transfer payments from (to) Fixed Accounts and other Divisions          43
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          467
                                                                   __________
 Total increase (decrease)                                               486
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          701





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $22
  Net realized gain (loss) on investments                                  4
  Net unrealized appreciation (depreciation) of investments              (58)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        (32)

 Changes from principal transactions:
  Purchase payments                                                       41
  Contract distributions and terminations                                (39)
  Transfer payments from (to) Fixed Accounts and other Divisions          92
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           94
                                                                   __________
 Total increase (decrease)                                                62
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $763
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                            $96

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            (3)
  Net realized gain (loss) on investments                                 (1)
  Net unrealized appreciation (depreciation) of investments               (2)
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         (6)

 Changes from principal transactions:
  Purchase payments                                                      178
  Contract distributions and terminations                                 (4)
  Transfer payments from (to) Fixed Accounts and other Divisions          62
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          236
                                                                   __________
 Total increase (decrease)                                               230
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          326




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($3)
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               47
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         44

 Changes from principal transactions:
  Purchase payments                                                       11
  Contract distributions and terminations                                 (3)
  Transfer payments from (to) Fixed Accounts and other Divisions          23
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                           31
                                                                   __________
 Total increase (decrease)                                                75
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $401
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                           $181

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            14
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations         14

 Changes from principal transactions:
  Purchase payments                                                      565
  Contract distributions and terminations                                (25)
  Transfer payments from (to) Fixed Accounts and other Divisions        (417)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                          123
                                                                   __________
 Total increase (decrease)                                               137
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                          318





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $4
  Net realized gain (loss) on investments                                 --
  Net unrealized appreciation (depreciation) of investments               --
                                                                   __________
  Net increase (decrease) in net assets resulting from operations          4

 Changes from principal transactions:
  Purchase payments                                                       25
  Contract distributions and terminations                                 (9)
  Transfer payments from (to) Fixed Accounts and other Divisions        (204)
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                         (188)
                                                                   __________
 Total increase (decrease)                                              (184)
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                        $134
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
NET ASSETS AT JANUARY 1, 1998                                         $1,981

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (179)
  Net realized gain (loss) on investments                               (556)
  Net unrealized appreciation (depreciation) of investments            1,647
                                                                   __________
  Net increase (decrease) in net assets resulting from operations        912

 Changes from principal transactions:
  Purchase payments                                                   41,775
  Contract distributions and terminations                               (940)
  Transfer payments from (to) Fixed Accounts and other Divisions       6,037
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       46,872
                                                                   __________
 Total increase (decrease)                                            47,784
                                                                   __________
NET ASSETS AT DECEMBER 31, 1998                                       49,765





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                   __________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($929)
  Net realized gain (loss) on investments                             14,543
  Net unrealized appreciation (depreciation) of investments            2,304
                                                                   __________
  Net increase (decrease) in net assets resulting from operations     15,918

 Changes from principal transactions:
  Purchase payments                                                   35,909
  Contract distributions and terminations                             (2,396)
  Transfer payments from (to) Fixed Accounts and other Divisions      21,016
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      --
                                                                   __________
  Increase (decrease) in net assets derived from principal
   transactions                                                       54,529
                                                                   __________
 Total increase (decrease)                                            70,447
                                                                   __________
NET ASSETS AT SEPTEMBER 30, 1999                                    $120,212
                                                                   ==========

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.









                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                  Combined
                                                                _____________
NET ASSETS AT JANUARY 1, 1998                                     $1,604,271

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       125,356
  Net realized gain (loss) on investments                             22,265
  Net unrealized appreciation (depreciation) of investments           39,447
                                                                _____________
  Net increase (decrease) in net assets resulting from operation     187,068

 Changes from principal transactions:
  Purchase payments                                                1,536,754
  Contract distributions and terminations                           (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions     237,766
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                     274
                                                                _____________
  Increase (decrease) in net assets derived from principal
   transactions                                                    1,526,866
                                                                _____________
 Total increase (decrease)                                         1,713,934
                                                                _____________
NET ASSETS AT DECEMBER 31, 1998                                    3,318,205

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
         FOR THE PERIODS ENDED SEPTEMBER 30, 1999 AND DECEMBER 31, 1998,
                          EXCEPT AS NOTED (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                  Combined
                                                                _____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                      ($38,309)
  Net realized gain (loss) on investments                            137,151
  Net unrealized appreciation (depreciation) of investments          102,951
                                                                _____________
  Net increase (decrease) in net assets resulting from operation     201,793

 Changes from principal transactions:
  Purchase payments                                                1,921,450
  Contract distributions and terminations                           (374,308)
  Transfer payments from (to) Fixed Accounts and other Divisions     435,107
  Addition to assets retained in the Account by Golden American Life
   Insurance Company                                                      82
                                                                _____________
  Increase (decrease) in net assets derived from principal
   transactions                                                    1,982,331
                                                                _____________
 Total increase (decrease)                                         2,184,124
                                                                _____________
NET ASSETS AT SEPTEMBER 30, 1999                                  $5,502,329
                                                                =============

(a) Commencement of operations, March 2, 1998.
(b) Commencement of operations, May 8, 1998.
(c) Commencement of operations, May 11, 1998.








See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                        NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

During 1999, the Account began selling GoldenSelect Value Contracts. The Value Contracts have daily mortality and expense risk charges deducted at an annual rate of 0.75%. A daily charge for an asset based administrative charge is deducted from assets attributable to the contract at an annual rate of 0.15%. Currently, there is no administrative charge for Value Contracts. Premium taxes, where applicable, are deducted from the accumulation value of the Value Contracts. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5%. The contingent deferred sales charges for the Value Contract is imposed as a percentage of each premium payment if the Contract is surrendered or a partial withdrawal in excess of stated allowable partial withdrawals is taken. The surrender charge is imposed at a rate of 6% during the first three complete years after purchase declining to 5%, 4%, 3%, and 1% after the third, fourth, fifth, and sixth years, respectively.

At September 30, 1999, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc., the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and ceased to accept new Contracts effective December 31, 1994.

Golden American has requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of the All-Growth Series and the Growth Opportunities Series with shares of the Mid-Cap Growth Series. These requests are still pending. As of May 1, 1999, new allocations to the All-Growth Series and the Growth Opportunities Series are no longer being accepted.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the SEC to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust                      The GCG Trust
    Investment Division                     Investment Division
___________________________      _________________________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Growth (formerly Value + Growth)
Growth & Income                  Capital Growth (formerly Growth & Income)


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 -  BASIS OF PRESENTATION
The accompanying condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 1999 are not necessarily indicative of the results that may be expected for the year ended December 31, 1999. For further information, refer to the financial statements and footnotes thereto for the year ended December 31, 1998 included in this amendment to the separate account registration statement.



NOTE 3 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at September 30, 1999 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $420,471      $129,159      $32,533       $56,210
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    13,548        16,003        5,868        15,449
Net unrealized appreciation
 (depreciation) of
 investments                        --           738        2,677        28,373
                           _____________________________________________________
                              $434,019      $145,900      $41,078      $100,032
                           =====================================================

                               Real         Fully        Equity       Capital
                              Estate       Managed       Income    Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $44,239      $187,984     $138,612      $185,675
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,869        48,993      131,424        81,933
Net unrealized appreciation
 (depreciation) of
 investments                   (12,759)       24,432          199        39,271
                           _____________________________________________________
                               $58,349      $261,409     $270,235      $306,879
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $569,355       $44,157         $638      $117,980
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    29,680       (16,296)       2,888        16,234
Net unrealized appreciation
 (depreciation) of
 investments                    90,659        (1,896)       3,388        (6,195)
                           _____________________________________________________
                              $689,694       $25,965       $6,914      $128,019
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $95,258      $169,894      $77,830      $233,832
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    10,500        17,566       40,110        16,283
Net unrealized appreciation
 (depreciation) of
 investments                     7,443        17,698       11,726        41,826
                           _____________________________________________________
                              $113,201      $205,158     $129,666      $291,941
                           =====================================================

                             Capital                     Total
                              Growth      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $300,586      $451,081     $409,797      $553,886
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,439         9,166        6,019        24,529
Net unrealized appreciation
 (depreciation) of
 investments                      (152)       17,415         (715)       52,934
                           _____________________________________________________
                              $307,873      $477,662     $415,101      $631,349
                           =====================================================

                              Global                     Growth        PIMCO
                              Fixed      Developing      Oppor-     High Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $22,082       $21,483       $5,864      $128,917
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                      (193)        1,657          371         4,357
Net unrealized appreciation
 (depreciation) of
 investments                      (333)         (700)         122        (4,921)
                           _____________________________________________________
                               $21,556       $22,440       $6,357      $128,353
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions             $155,576          $833         $653          $770
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     6,280            76           58            41
Net unrealized appreciation
 (depreciation) of
 investments                    (1,766)           46          (87)          (48)
                           _____________________________________________________
                              $160,090          $955         $624          $763
                           =====================================================

















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $368          $116     $103,406    $4,659,245
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (7)           18       12,948       529,811
Net unrealized appreciation
 (depreciation) of
 investments                        40            --        3,858       313,273
                           _____________________________________________________
                                  $401          $134     $120,212    $5,502,329
                           =====================================================





































NOTE 4 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of September 30, 1999 were as follows:


                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                           2,484   $15.61          $39
  DVA 100                                          3,808    15.28           58
 Contracts in accumulation period:
  DVA 80                                         480,573    15.61        7,504
  DVA 100                                      1,975,262    15.28       30,187
  DVA DIVISION/CONTRACT 100                       59,274    14.71          872
  DVA Plus - Standard                            782,343    14.90       11,653
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                      10,366,938    14.66      151,957
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,969,910    14.42      100,531
  Access - 7% Solution,
   Premium Plus - 7% Solution                  9,275,343    14.17      131,429
  Value                                            1,296    15.45           20
                                                                   ____________

                                                                       434,250

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                           6,084    17.81          109
  DVA 100                                         14,244    17.43          248
 Contracts in accumulation period:
  DVA 80                                          55,500    17.81          988
  DVA 100                                      1,655,177    17.43       28,851
  DVA DIVISION/CONTRACT 100                       18,808    16.78          316
  DVA Plus - Standard                            310,272    17.00        5,276
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access- Standard, Premium Plus - Standard,
   ES II                                       3,194,141    16.73       53,447
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,552,715    16.47       25,566
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,921,743    16.18       31,086
  Value                                              720    17.64           13
                                                                   ____________
                                                                       145,900




                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              71   $18.44           $1
  DVA 100                                          7,147    18.05          129
 Contracts in accumulation period:
  DVA 80                                          51,074    18.44          942
  DVA 100                                        525,251    18.05        9,481
  DVA DIVISION/CONTRACT 100                       22,713    17.38          395
  DVA Plus - Standard                            108,635    17.59        1,911
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         499,870    17.31        8,654
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 643,959    17.04       10,970
  Access - 7% Solution,
   Premium Plus - 7% Solution                    512,114    16.74        8,571
  Value                                              368    18.25            7
                                                                   ____________
                                                                        41,061

ALL-GROWTH
 Currently payable annuity products:
  DVA 100                                         10,400    21.25          221
 Contracts in accumulation period:
  DVA 80                                          32,946    21.72          716
  DVA 100                                      1,817,288    21.25       38,626
  DVA DIVISION/CONTRACT 100                       20,550    20.46          421
  DVA Plus - Standard                            185,822    20.72        3,850
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         713,050    20.39       14,536
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,460,549    20.06       29,298
  Access - 7% Solution,
   Premium Plus - 7% Solution                    626,209    19.71       12,341
                                                                   ____________
                                                                       100,009











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                             353   $21.96           $8
  DVA 100                                          7,069    21.49          152
 Contracts in accumulation period:
  DVA 80                                          22,665    21.96          497
  DVA 100                                        800,668    21.49       17,206
  DVA DIVISION/CONTRACT 100                        8,108    20.69          168
  DVA Plus - Standard                            148,548    20.95        3,111
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         510,629    20.61       10,525
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 795,034    20.28       16,125
  Access - 7% Solution,
   Premium Plus - 7% Solution                    528,500    19.93       10,531
                                                                   ____________
                                                                        58,323

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                           1,073    23.34           25
  DVA 100                                         46,446    22.84        1,061
 Contracts in accumulation period:
  DVA 80                                          58,820    23.34        1,373
  DVA 100                                      3,075,079    22.84       70,232
  DVA DIVISION/CONTRACT 100                       33,047    21.99          727
  DVA Plus - Standard                            532,576    22.26       11,855
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       2,243,995    21.91       49,156
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,157,986    21.56       68,071
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,781,025    21.18       58,893
  Value                                              398    23.09            9
                                                                   ____________
                                                                       261,402










                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
EQUITY INCOME
 Currently payable annuity products:
  DVA 80                                          11,017   $22.80         $250
  DVA 100                                         67,950    22.31        1,515
 Contracts in accumulation period:
  DVA 80                                         241,877    22.80        5,514
  DVA 100                                      5,734,857    22.31      127,950
  DVA DIVISION/CONTRACT 100                       57,610    21.48        1,237
  DVA Plus - Standard                            383,234    21.75        8,333
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,647,882    21.40       35,263
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,427,728    21.06       51,120
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,885,767    20.69       39,011
  Value                                            2,083    22.55           47
                                                                   ____________
                                                                       270,240

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 100                                         32,576    26.46          862
 Contracts in accumulation period:
  DVA 80                                          54,927    26.86        1,475
  DVA 100                                      3,447,230    26.46       91,223
  DVA DIVISION/CONTRACT 100                       36,489    25.78          941
  DVA Plus - Standard                            433,138    26.00       11,264
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,990,268    25.72       51,185
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,312,127    25.43       84,235
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,611,894    25.11       65,585
  Value                                            3,669    26.66           98
                                                                   ____________
                                                                       306,868










                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           2,864   $24.40          $70
  DVA 100                                         11,272    24.11          271
 Contracts in accumulation period:
  DVA 80                                          65,206    24.40        1,591
  DVA 100                                      3,559,543    24.11       85,806
  DVA DIVISION/CONTRACT 100                       78,539    23.60        1,853
  DVA Plus - Standard                          1,247,307    23.77       29,653
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       6,834,082    23.56      161,024
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               9,513,935    23.35      222,164
  Access - 7% Solution,
   Premium Plus - 7% Solution                  8,098,168    23.11      187,116
  Value                                            4,492    24.25          109
                                                                   ____________
                                                                       689,657

EMERGING MARKETS
 Currently payable annuity products:
  DVA 100                                         22,610     8.64          195
 Contracts in accumulation period:
  DVA 80                                          66,076     8.75          578
  DVA 100                                      1,252,234     8.64       10,825
  DVA DIVISION/CONTRACT 100                       19,649     8.46          167
  DVA Plus - Standard                            273,503     8.53        2,332
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         299,951     8.45        2,535
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,070,965     8.37        8,968
  Access - 7% Solution,
   Premium Plus - 7% Solution                     40,937     8.29          339
                                                                   ____________
                                                                        25,939











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                        296,162   $23.97       $7,099
                                                                   ____________
                                                                         7,099

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                             367    18.11            7
  DVA 100                                          8,847    17.94          159
 Contracts in accumulation period:
  DVA 80                                          18,778    18.11          340
  DVA 100                                        742,247    17.94       13,315
  DVA DIVISION/CONTRACT 100                       14,270    17.64          252
  DVA Plus - Standard                            435,601    17.75        7,731
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,694,917    17.62       29,871
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,677,427    17.50       46,855
  Access - 7% Solution,
   Premium Plus - 7% Solution                  1,698,775    17.34       29,464
  Value                                            1,634    18.02           29
                                                                   ____________
                                                                       128,023

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                         26,685    16.04          428
 Contracts in accumulation period:
  DVA 80                                          18,291    16.17          296
  DVA 100                                        387,147    16.04        6,211
  DVA DIVISION/CONTRACT 100                        7,160    15.82          113
  DVA Plus - Standard                            433,546    15.90        6,893
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,786,161    15.80       28,229
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,282,316    15.71       35,857
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,254,744    15.59       35,162
  Value                                              767    16.11           12
                                                                   ____________
                                                                       113,201




                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                          4,783   $17.36          $83
 Contracts in accumulation period:
  DVA 80                                          19,937    17.50          349
  DVA 100                                        524,063    17.36        9,100
  DVA DIVISION/CONTRACT 100                       15,193    17.14          260
  DVA Plus - Standard                            448,759    17.20        7,719
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,287,381    17.10       73,332
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,944,346    17.01       67,081
  Access - 7% Solution,
   Premium Plus - 7% Solution                  2,784,712    16.91       47,093
  Value                                            8,547    17.43          149
                                                                   ____________
                                                                       205,166

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 100                                         14,368    16.76          241
 Contracts in accumulation period:
  DVA 80                                          29,959    16.99          509
  DVA 100                                      2,980,836    16.76       49,947
  DVA DIVISION/CONTRACT 100                       39,282    16.36          643
  DVA Plus - Standard                            614,599    16.46       10,113
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         783,946    16.29       12,767
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,315,995    16.12       53,441
  Access - 7% Solution,
   Premium Plus - 7% Solution                    124,499    15.92        1,982
                                                                   ____________
                                                                       129,643












                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                          24,541   $29.03         $712
  DVA 100                                        283,261    28.74        8,140
  DVA DIVISION/CONTRACT 100                       10,366    28.23          293
  DVA Plus - Standard                            255,815    28.38        7,260
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       3,508,143    28.13       98,669
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,932,667    27.95       81,975
  Granite PrimElite - Standard                     3,805    28.38          108
  Granite PrimElite - Annual Ratchet              24,221    28.13          681
  Access - 7% Solution,
   Premium Plus - 7% Solution                  3,384,554    27.74       93,891
  Value                                            6,687    28.88          193
                                                                   ____________
                                                                       291,922

CAPITAL GROWTH
 Contracts in accumulation period:
  DVA 80                                           4,318    17.26           75
  DVA 100                                        435,503    17.14        7,462
  DVA DIVISION/CONTRACT 100                       14,456    16.92          245
  DVA Plus - Standard                            620,752    16.99       10,544
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,246,868    16.90       88,656
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               5,579,453    16.81       93,767
  Access - 7% Solution,
   Premium Plus - 7% Solution                  6,406,836    16.72      107,101
  Value                                            1,461    17.20           25
                                                                   ____________
                                                                       307,875













                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           6,657   $23.82         $159
  DVA 100                                        454,552    23.58       10,717
  DVA DIVISION/CONTRACT 100                       17,333    23.16          402
  DVA Plus - Standard                            563,325    23.28       13,117
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,920,313    23.12      136,871
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,655,121    22.93      152,631
  Granite PrimElite - Standard                     2,481    23.28           58
  Granite PrimElite - Annual Ratchet              39,213    23.12          906
  Access - 7% Solution,
   Premium Plus - 7% Solution                  7,144,676    22.76      162,621
  Value                                            6,536    23.70          155
                                                                   ____________
                                                                       477,637

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                           9,144    18.17          166
  DVA 100                                        419,948    17.98        7,552
  DVA DIVISION/CONTRACT 100                        4,918    17.67           87
  DVA Plus - Standard                            805,233    17.76       14,302
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       7,686,511    17.63      135,529
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               6,534,820    17.49      114,321
  Granite PrimElite - Standard                     5,973    17.76          106
  Granite PrimElite - Annual Ratchet              34,842    17.63          614
  Access - 7% Solution,
   Premium Plus - 7% Solution                  8,200,030    17.36      142,368
  Value                                            2,841    18.08           51
                                                                   ____________
                                                                       415,096











                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
GROWTH
 Contracts in accumulation period:
  DVA 80                                          53,970   $20.76       $1,120
  DVA 100                                        702,103    20.61       14,472
  DVA DIVISION/CONTRACT 100                       27,280    20.36          555
  DVA Plus - Standard                            602,631    20.43       12,313
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                      10,757,752    20.33      218,657
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               8,121,303    20.22      164,177
  Access - 7% Solution,
   Premium Plus - 7% Solution                 10,929,111    20.11      219,765
  Value                                           14,091    20.69          291
                                                                   ____________
                                                                       631,350

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 100                                         19,437    12.36          240
  DVA DIVISION/CONTRACT 100                          330    12.14            4
  DVA Plus - Standard                             21,496    12.21          262
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         910,594    12.12       11,033
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 344,748    12.02        4,145
  Access - 7% Solution,
   Premium Plus - 7% Solution                    492,124    11.93        5,872
                                                                   ____________
                                                                        21,556

















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                             513    $8.95           $5
  DVA 100                                         18,896     8.92          168
  DVA DIVISION/CONTRACT 100                          683     8.87            6
  DVA Plus - Standard                             10,154     8.88           90
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       1,402,520     8.86       12,426
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 438,213     8.84        3,873
  Access - 7% Solution,
   Premium Plus - 7% Solution                    664,597     8.82        5,860
  Value                                            1,342     8.93           12
                                                                   ____________
                                                                        22,440

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 80                                             423    10.45            4
  DVA 100                                         12,750    10.42          133
  DVA Plus - Standard                              9,752    10.37          101
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                         228,188    10.35        2,362
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                                 156,870    10.32        1,620
  Access - 7% Solution,
   Premium Plus - 7% Solution                    207,530    10.30        2,137
                                                                   ____________
                                                                         6,357

















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                   UNITS     VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                           1,150   $10.17          $12
  DVA 100                                        181,673    10.14        1,843
  DVA  DIVISION/CONTRACT 100                         951    10.10           10
  DVA Plus - Standard                            339,021    10.11        3,426
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,412,449    10.09       44,502
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               2,715,099    10.06       27,324
  Access - 7% Solution,
   Premium Plus - 7% Solution                  5,101,916    10.04       51,234
                                                                   ____________
                                                                       128,351

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           1,606    11.65           19
  DVA 100                                        110,890    11.61        1,288
  DVA Plus - Standard                            255,112    11.57        2,952
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       4,269,129    11.55       49,293
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               3,550,063    11.52       40,902
  Access - 7% Solution,
   Premium Plus - 7% Solution                  5,708,728    11.50       65,632
  Value                                              879    11.63           10
                                                                   ____________
                                                                       160,096
















                                                            UNIT    TOTAL UNIT
             DIVISION/CONTRACT                  UNITS      VALUE      VALUE
_______________________________________________________________________________
                                                                 (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                     1,258   $17.03          $21
  Granite PrimElite - Annual Ratchet              55,133    16.94          934
                                                                   ____________
                                                                           955

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     7,534    13.48          101
  Granite PrimElite - Annual Ratchet              39,047    13.39          523
                                                                   ____________
                                                                           624

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                     5,217    18.72           98
  Granite PrimElite - Annual Ratchet              35,761    18.59          665
                                                                   ____________
                                                                           763

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                     2,648    16.18           43
  Granite PrimElite - Annual Ratchet              22,244    16.07          358
                                                                   ____________
                                                                           401

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                     1,919    11.71           23
  Granite PrimElite - Annual Ratchet               9,581    11.63          111
                                                                   ____________
                                                                           134

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA Plus - Annual Ratchet & 5.5% Solution,
   Access - Standard, Premium Plus - Standard,
   ES II                                       5,182,818    11.83       61,312
  DVA Plus - 7% Solution,
   Access - Annual Ratchet & 5.5% Solution,
   Premium Plus - Annual Ratchet &
   5.5% Solution                               1,488,334    11.85       17,636
  Access - 7% Solution,
   Premium Plus - 7% Solution                  3,500,208    11.79       41,256
  Value                                            1,484    12.13           17
                                                                   ____________
                                                                       120,221
                                            _____________          ____________
COMBINED                                     298,616,800            $5,502,559
                                            =============          ============

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============